UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas New York, New York	10104
(Address of principal executive offices)	(Zip code)

    PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 – June 30, 2007

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

2007 Certified

Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA PREMIER VIP TRUST

SEMI-ANNUAL REPORT

June 30, 2007

AXA CONSERVATIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2007

EQ/Short Duration Bond Portfolio	32.5%
Multimanager Core Bond Portfolio	13.0
EQ/Long Term Bond Portfolio	11.2
EQ/Evergreen International Bond Portfolio	6.9
Multimanager High Yield Portfolio	5.5
EQ/AllianceBernstein Value Portfolio	5.2
EQ/JPMorgan Core Bond Portfolio	3.8
EQ/BlackRock Basic Value Equity Portfolio	3.1
EQ/Marsico Focus Portfolio	2.8
Multimanager Large Cap Value Portfolio	2.7
Multimanager International Equity Portfolio	2.7
EQ/AllianceBernstein Quality Bond Portfolio	2.4
EQ/PIMCO Real Return Portfolio	2.4
Multimanager Aggressive Equity Portfolio	1.8
Multimanager Mid Cap Value Portfolio	1.3
Multimanager Large Cap Core Portfolio	0.9
MarketPLUS International Core Portfolio	0.8
EQ/BlackRock International Value Portfolio	0.8
EQ/Davis New York Venture Portfolio	0.2
EQ/Money Market Portfolio	0.0	#

#	Less than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,023.00	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50

Class B
Actual	1,000.00	1,021.20	1.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2007

EQ/Short Duration Bond Portfolio	22.3%
Multimanager Core Bond Portfolio	9.8
EQ/AllianceBernstein Value Portfolio	9.5
EQ/Long Term Bond Portfolio	7.7
Multimanager International Equity Portfolio	6.3
EQ/Evergreen International Bond Portfolio	5.8
EQ/BlackRock Basic Value Equity Portfolio	5.5
EQ/Marsico Focus Portfolio	5.1
Multimanager High Yield Portfolio	4.2
Multimanager Large Cap Value Portfolio	4.0
EQ/AllianceBernstein Quality Bond Portfolio	2.7
EQ/PIMCO Real Return Portfolio	2.3
Multimanager Aggressive Equity Portfolio	1.8
MarketPLUS International Core Portfolio	1.8
EQ/BlackRock International Value Portfolio	1.8
EQ/Franklin Small Cap Value Portfolio	1.7
Multimanager Small Cap Value Portfolio	1.7
Multimanager Large Cap Core Equity Portfolio	1.5
EQ/JPMorgan Core Bond Portfolio	1.5
Multimanager Mid Cap Value Portfolio	1.5
EQ/Davis New York Venture Portfolio	1.1
Multimanager Mid Cap Growth Portfolio	0.3
EQ/Small Company Index Portfolio	0.1
EQ/Money Market Portfolio	0.0	#

#	Less than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,035.30	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50

Class B
Actual	1,000.00	1,034.50	1.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA MODERATE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2007

EQ/AllianceBernstein Quality Bond Portfolio	11.8%
Multimanager Core Bond Portfolio	10.7
EQ/BlackRock Basic Value Equity Portfolio	10.3
EQ/Short Duration Bond Portfolio	8.9
Multimanager International Equity Portfolio	6.8
EQ/AllianceBernstein Value Portfolio	5.8
EQ/Marsico Focus Portfolio	5.6
Multimanager High Yield Portfolio	4.7
EQ/Evergreen International Bond Portfolio	4.3
Multimanager Large Cap Value Portfolio	3.8
Multimanager Aggressive Equity Portfolio	3.8
EQ/Long Term Bond Portfolio	3.4
Multimanager Small Cap Value Portfolio	2.8
Multimanager Mid Cap Value Portfolio	2.6
EQ/Van Kampen Emerging Markets Equity Portfolio	2.5
EQ/BlackRock International Value Portfolio	2.4
MarketPLUS International Core Portfolio	2.4
Multimanager Large Cap Core Equity Portfolio	2.3
Multimanager Mid Cap Growth Portfolio	1.6
EQ/JPMorgan Core Bond Portfolio	1.3
EQ/PIMCO Real Return Portfolio	0.9
EQ/Small Company Index Portfolio	0.6
EQ/Franklin Small Cap Value Portfolio	0.4
EQ/Davis New York Venture Portfolio	0.3
EQ/Money Market Portfolio	0.0	#

#	Less than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,046.70	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50

Class B
Actual	1,000.00	1,045.10	1.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2007

EQ/BlackRock Basic Value Equity Portfolio	11.4%
Multimanager International Equity Portfolio	9.6
EQ/AllianceBernstein Value Portfolio	8.8
Multimanager Core Bond Portfolio	8.3
EQ/Short Duration Bond Portfolio	7.7
EQ/Marsico Focus Portfolio	7.3
EQ/BlackRock International Value Portfolio	5.4
Multimanager Large Cap Value Portfolio	5.4
Multimanager Aggressive Equity Portfolio	5.0
EQ/Long Term Bond Portfolio	4.1
Multimanager Large Cap Core Equity Portfolio	4.1
Multimanager Small Cap Value Portfolio	4.0
EQ/Van Kampen Emerging Markets Equity Portfolio	3.8
EQ/AllianceBernstein Quality Bond Portfolio	3.1
MarketPLUS International Core Portfolio	3.0
Multimanager Mid Cap Value Portfolio	2.5
EQ/Small Company Index Portfolio	2.3
EQ/JPMorgan Core Bond Portfolio	1.6
EQ/PIMCO Real Return Portfolio	1.0
Multimanager Mid Cap Growth Portfolio	0.6
EQ/Franklin Small Cap Value Portfolio	0.6
EQ/Davis New York Venture Portfolio	0.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,059.00	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50

Class B
Actual	1,000.00	1,058.30	1.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA AGGRESSIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2007

EQ/BlackRock Basic Value Equity Portfolio	12.8%
EQ/AllianceBernstein Value Portfolio	11.9
Multimanager International Equity Portfolio	11.5
EQ/Marsico Focus Portfolio	9.8
EQ/BlackRock International Value Portfolio	9.6
Multimanager Large Cap Value Portfolio	7.9
Multimanager Aggressive Equity Portfolio	6.1
Multimanager Small Cap Value Portfolio	5.4
EQ/Van Kampen Emerging Markets Equity Portfolio	4.7
Multimanager Large Cap Core Equity Portfolio	4.7
EQ/Small Company Index Portfolio	3.1
Multimanager Core Bond Portfolio	2.6
MarketPLUS International Core Portfolio	2.1
Multimanager Mid Cap Value Portfolio	1.6
EQ/Franklin Small Cap Value Portfolio	1.4
EQ/Davis New York Venture Portfolio	1.3
EQ/AllianceBernstein Quality Bond Portfolio	1.2
EQ/PIMCO Real Return Portfolio	0.9
EQ/JPMorgan Core Bond Portfolio	0.9
Multimanager Mid Cap Growth Portfolio	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,072.10	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50

Class B
Actual	1,000.00	1,070.70	1.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	26.7%
Health Care	17.4
Consumer Discretionary	16.0
Financials	13.0
Industrials	11.7
Energy	8.1
Telecommunication Services	2.4
Consumer Staples	1.8
Materials	1.4
Utilities	0.5
Cash and Other	1.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,072.60	$4.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.88	3.96

Class B
Actual	1,000.00	1,071.70	5.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.21

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.79% and 1.04%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MULTIMANAGER CORE BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/07	% of Net Assets
U.S. Government and Agency	80.5%
Asset-Backed and Mortgage-Backed Securities	19.4
Corporate Bonds	20.0
Commercial Paper	6.6
Foreign Government Securities	0.8
Municipal Securities	0.0 #
Cash and Other	(27.3)

Total	100.0%

#	Less than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,003.40	$3.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

Class B
Actual	1,000.00	1,001.10	4.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MULTIMANAGER HEALTH CARE PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Pharmaceuticals	36.2%
Biotechnology	18.4
Health Care Equipment	14.6
Life Sciences Tools & Services	7.0
Managed Health Care	6.1
Health Care Distributors	4.3
Health Care Services	3.8
Health Care Facilities	2.1
Consumer Staples	2.0
Health Care Technology	1.0
Health Care Supplies	0.9
Industrials	0.3
Cash and Other	3.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,056.20	$7.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.70	7.15

Class B
Actual	1,000.00	1,055.10	8.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.46	8.40

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.43% and 1.68%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MULTIMANAGER HIGH YIELD PORTFOLIO

Distribution of Assets by Sector as of 6/30/07	% of Net Assets
Corporate Bonds	94.6%
Commercial Paper	1.6
Asset-Backed Securities	0.6
Convertible Preferred Stocks	0.2
Common Stocks	0.0 #
Cash and Other	3.0

Total	100.0%

#	Less than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,032.10	$3.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.03	3.81

Class B
Actual	1,000.00	1,030.50	5.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.79	5.06

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.76% and 1.01%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	24.6%
Consumer Discretionary	16.4
Materials	11.8
Industrials	9.8
Energy	7.9
Consumer Staples	6.9
Health Care	5.8
Information Technology	5.4
Telecommunication Services	3.9
Utilities	3.3
Cash and Other	4.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,098.20	$6.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.21

Class B
Actual	1,000.00	1,096.40	7.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.41	7.45

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.24% and 1.49%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	19.2%
Information Technology	18.8
Health Care	13.0
Consumer Discretionary	10.7
Consumer Staples	9.0
Industrials	7.8
Energy	6.7
Telecommunication Services	5.0
Materials	3.7
Utilities	1.5
Cash and Other	4.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,081.90	$5.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

Class B
Actual	1,000.00	1,081.10	6.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	34.7%
Health Care	15.9
Consumer Discretionary	13.1
Financials	12.0
Industrials	9.8
Energy	5.5
Consumer Staples	4.0
Telecommunication Services	2.3
Materials	1.9
Cash and Other	0.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,069.30	$5.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

Class B
Actual	1,000.00	1,068.20	6.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	26.5%
Energy	11.7
Industrials	10.8
Consumer Staples	9.8
Health Care	8.8
Consumer Discretionary	8.4
Information Technology	7.6
Materials	6.0
Telecommunication Services	4.7
Utilities	3.2
Cash and Other	2.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,081.80	$5.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.44	5.41

Class B
Actual	1,000.00	1,081.10	6.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.20	6.66

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.08% and 1.33%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MULTIMANAGER MID CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Information Technology	25.7%
Industrials	16.2
Consumer Discretionary	15.8
Health Care	14.7
Energy	10.6
Financials	8.4
Telecommunication Services	4.2
Materials	2.2
Consumer Staples	1.1
Cash and Other	1.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,111.70	$6.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

Class B
Actual	1,000.00	1,110.10	8.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.16	7.70

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.30% and 1.55%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MULTIMANAGER MID CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	19.0%
Industrials	18.5
Information Technology	17.3
Consumer Discretionary	11.7
Health Care	8.0
Materials	6.8
Energy	5.8
Utilities	5.4
Consumer Staples	4.4
Telecommunication Services	1.2
Cash and Other	1.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,110.70	$6.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.46

Class B
Actual	1,000.00	1,110.40	8.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.16	7.70

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.29% and 1.54%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Industrials	27.5%
Consumer Discretionary	22.4
Information Technology	16.0
Materials	15.3
Energy	8.0
Consumer Staples	3.2
Health Care	3.0
Financials	2.5
Telecommunication Services	0.2
Cash and Other	1.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class B
Actual	$1,000.00	$1,098.60	$7.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

*	Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 1.35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Financials	22.2%
Industrials	19.1
Information Technology	18.7
Consumer Discretionary	15.2
Energy	6.3
Materials	6.1
Health Care	4.3
Utilities	2.3
Telecommunication Services	1.5
Consumer Staples	1.3
Cash and Other	3.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,045.30	$4.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66

Class B
Actual	1,000.00	1,044.50	5.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.99	5.86

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.93% and 1.18%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MULTIMANAGER TECHNOLOGY PORTFOLIO

Sector Weightings as of 6/30/07	% of Net Assets
Semiconductor & Semiconductor Equipment	19.6%
Communications Equipment	17.9
Software	13.5
Computers & Peripherals	13.0
Internet Software & Services	9.1
Electronic Equipment & Instruments	5.4
Industrials	4.5
IT Services	4.2
Telecommunication Services	3.6
Consumer Discretionary	2.8
Materials	1.1
Health Care	0.6
Energy	0.3
Cash and Other	4.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,112.40	$7.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.75	7.10

Class B
Actual	1,000.00	1,110.20	8.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.51	8.35

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.42% and 1.67%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TARGET 2015 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2007

EQ/Equity 500 Index Portfolio	28.2%
EQ/Bond Index Portfolio	22.9
EQ/International ETF Portfolio	16.3
Multimanager Aggressive Equity Portfolio	8.5
EQ/Small Company Index Portfolio	7.4
Multimanager High Yield Portfolio	5.1
EQ/Van Kampen Emerging Markets Equity Portfolio	4.8
Multimanager Large Cap Value Portfolio	3.8
Multimanager Mid Cap Value Portfolio	2.5
Multimanager Mid Cap Growth Portfolio	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,060.70	$1.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

Class B
Actual	1,000.00	1,059.80	3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TARGET 2025 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2007

EQ/Equity 500 Index Portfolio	33.3%
EQ/International ETF Portfolio	18.9
EQ/Bond Index Portfolio	15.4
EQ/Small Company Index Portfolio	8.6
Multimanager Aggressive Equity Portfolio	8.4
EQ/Van Kampen Emerging Markets Equity Portfolio	5.2
Multimanager Large Cap Value Portfolio	3.8
Multimanager High Yield Portfolio	2.9
Multimanager Mid Cap Value Portfolio	2.7
Multimanager Mid Cap Growth Portfolio	0.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,067.60	$1.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

Class B
Actual	1,000.00	1,065.70	3.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TARGET 2035 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2007

EQ/Equity 500 Index Portfolio	38.5%
EQ/International ETF Portfolio	21.8
EQ/Small Company Index Portfolio	9.5
Multimanager Aggressive Equity Portfolio	8.4
EQ/Bond Index Portfolio	6.4
EQ/Van Kampen Emerging Markets Equity Portfolio	6.1
Multimanager Large Cap Value Portfolio	3.7
Multimanager Mid Cap Value Portfolio	2.5
Multimanager High Yield Portfolio	2.1
Multimanager Mid Cap Growth Portfolio	1.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,073.40	$1.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

Class B
Actual	1,000.00	1,070.60	3.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TARGET 2045 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2007

EQ/Equity 500 Index Portfolio	42.8%
EQ/International ETF Portfolio	24.2
EQ/Small Company Index Portfolio	10.4
Multimanager Aggressive Equity Portfolio	8.3
EQ/Van Kampen Emerging Markets Equity Portfolio	6.9
Multimanager Large Cap Value Portfolio	3.7
Multimanager Mid Cap Value Portfolio	2.4
Multimanager Mid Cap Growth Portfolio	1.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,081.00	$1.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

Class B
Actual	1,000.00	1,079.20	3.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	1,123,774	$11,320,174
EQ/AllianceBernstein Value Portfolio‡	1,411,264	24,444,183
EQ/BlackRock Basic Value Equity Portfolio‡	782,209	14,420,244
EQ/BlackRock International Value Portfolio‡	204,416	3,762,761
EQ/Davis New York Venture Portfolio‡	90,956	1,046,395
EQ/Evergreen International Bond Portfolio‡	3,155,616	31,912,219
EQ/JPMorgan Core Bond Portfolio‡	1,582,596	17,479,879
EQ/Long Term Bond Portfolio‡	3,999,054	52,337,714
EQ/Marsico Focus Portfolio‡	760,920	13,219,462
EQ/Money Market Portfolio‡	21,696	21,697
EQ/PIMCO Real Return Portfolio*‡	1,105,897	10,976,377
EQ/Short Duration Bond Portfolio‡	14,906,770	151,500,376
MarketPLUS International Core Portfolio‡	244,755	3,764,881
Multimanager Aggressive Equity Portfolio‡	273,737	8,451,208
Multimanager Core Bond Portfolio‡	6,056,257	60,552,273
Multimanager High Yield Portfolio‡	4,429,777	25,633,490
Multimanager International Equity Portfolio‡	734,809	12,574,241
Multimanager Large Cap Core Equity Portfolio‡	306,943	3,972,171
Multimanager Large Cap Value Portfolio‡	907,873	12,602,978
Multimanager Mid Cap Value Portfolio‡	548,102	6,106,436

Total Investments (100.1%)
(Cost $456,405,583)		466,099,159
Other Assets Less Liabilities (-0.1%)		(478,234)

Net Assets (100%)		$465,620,925

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value June 30, 2007	Dividend Income	Realized Gain/ (Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$8,951,693	$4,691,941	$2,330,829	$11,320,174	$—	$30,674
EQ/AllianceBernstein Value Portfolio	20,091,406	8,161,525	4,409,750	24,444,183	—	664,457
EQ/BlackRock Basic Value Equity Portfolio	10,274,721	5,390,308	1,944,388	14,420,244	—	305,708
EQ/BlackRock International Value Portfolio	2,676,844	1,351,802	589,778	3,762,761	—	14,360
EQ/Davis New York Venture Portfolio	—	1,261,229	209,612	1,046,395	—	(496)
EQ/Evergreen International Bond Portfolio	15,653,728	19,973,147	3,601,304	31,912,219	—	71,103
EQ/JPMorgan Core Bond Portfolio	—	24,560,825	6,939,159	17,479,879	—	45,168
EQ/Long Term Bond Portfolio	38,510,641	23,315,821	8,895,114	52,337,714	—	(334,171)
EQ/Marsico Focus Portfolio	10,557,488	5,175,545	2,404,571	13,219,462	—	494,756
EQ/Money Market Portfolio	21,192	505	—	21,697	505	—
EQ/PIMCO Real Return Portfolio	—	11,671,080	678,005	10,976,377	—	(9,626)
EQ/Short Duration Bond Portfolio	130,476,014	60,219,037	41,278,804	151,500,376	—	430,362
MarketPLUS International Core Portfolio	2,675,404	1,351,803	582,046	3,764,881	—	22,093
Multimanager Aggressive Equity Portfolio	6,419,021	3,073,828	1,317,154	8,451,208	—	294,825
Multimanager Core Bond Portfolio	53,362,516	13,805,151	5,493,718	60,552,273	1,316,826	(125,444)
Multimanager High Yield Portfolio	18,820,630	9,896,317	3,709,561	25,633,490	—	(29,004)
Multimanager International Equity Portfolio	9,075,504	4,506,009	1,953,170	12,574,241	—	127,292
Multimanager Large Cap Core Equity Portfolio	2,766,304	1,442,807	453,247	3,972,171	—	55,518
Multimanager Large Cap Value Portfolio	9,147,950	4,506,009	1,684,776	12,602,978	—	245,686
Multimanager Mid Cap Value Portfolio	4,779,004	2,253,005	1,472,253	6,106,436	—	17,979

	$344,260,060	$206,607,694	$89,947,239	$466,099,159	$1,317,331	$2,321,240

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$206,607,694
Net Proceeds of Sales and Redemptions:
Investment Companies	$92,268,479

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$9,750,516
Aggregate gross unrealized depreciation	(2,674,529)

Net unrealized appreciation	$7,075,987

Federal income tax cost of investments	$459,023,172

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	2,653,697	$26,731,639
EQ/AllianceBernstein Value Portfolio‡	5,396,373	93,469,333
EQ/BlackRock Basic Value Equity Portfolio‡	2,919,238	53,816,974
EQ/BlackRock International Value Portfolio‡	948,501	17,459,394
EQ/Davis New York Venture Portfolio‡	945,404	10,876,295
EQ/Evergreen International Bond Portfolio‡	5,582,566	56,455,562
EQ/Franklin Small Cap Value Portfolio‡	1,372,809	16,306,560
EQ/JPMorgan Core Bond Portfolio‡	1,290,511	14,253,779
EQ/Long Term Bond Portfolio‡	5,754,797	75,316,043
EQ/Marsico Focus Portfolio‡	2,880,994	50,051,473
EQ/Money Market Portfolio‡	21,696	21,697
EQ/PIMCO Real Return Portfolio*‡	2,328,788	23,113,944
EQ/Short Duration Bond Portfolio‡	21,423,691	217,733,098
EQ/Small Company Index Portfolio‡	50,768	700,020
MarketPLUS International Core Portfolio‡	1,143,245	17,585,698
Multimanager Aggressive Equity Portfolio‡	572,544	17,676,458
Multimanager Core Bond Portfolio‡	9,567,934	95,663,074
Multimanager High Yield Portfolio‡	7,215,598	41,754,007
Multimanager International Equity Portfolio‡	3,623,209	62,001,318
Multimanager Large Cap Core Equity Portfolio‡ .	1,141,747	14,775,426
Multimanager Large Cap Value Portfolio‡	2,821,541	39,168,281
Multimanager Mid Cap Growth Portfolio*‡	278,718	2,800,495
Multimanager Mid Cap Value Portfolio‡	1,277,277	14,230,218
Multimanager Small Cap Value Portfolio‡	1,135,626	16,267,572

Total Investment Companies (99.7%)
(Cost $935,254,635)		978,228,358

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
4.76%, 7/2/07
(Amortized Cost $939,981)	$939,981	$939,981

Total Investments (99.8%)
(Cost/Amortized Cost $936,194,616)		979,168,339
Other Assets Less Liabilities (0.2%)		1,779,981

Net Assets (100%)		$980,948,320

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value June 30, 2007	Dividend Income	Realized Gain/ (Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$22,801,702	$5,521,828	$1,812,682	$26,731,639	$—	$(52,781)
EQ/AllianceBernstein Value Portfolio	79,443,996	15,608,940	5,595,364	93,469,333	—	826,947
EQ/BlackRock Basic Value Equity Portfolio	44,313,642	8,781,477	2,766,394	53,816,974	—	421,634
EQ/BlackRock International Value Portfolio	14,059,918	3,073,517	1,233,861	17,459,394	—	31,949
EQ/Davis New York Venture Portfolio	—	10,848,221	—	10,876,295	—	—
EQ/Evergreen International Bond Portfolio	30,160,303	28,320,785	2,007,923	56,455,562	—	59,044
EQ/Franklin Small Cap Value Portfolio	53,203	16,607,887	484,745	16,306,560	—	23,761
EQ/JPMorgan Core Bond Portfolio	—	17,884,198	3,594,761	14,253,779	—	53,191
EQ/Long Term Bond Portfolio	61,129,833	19,452,827	4,498,126	75,316,043	—	(210,673)
EQ/Marsico Focus Portfolio	50,743,765	9,199,173	9,670,522	50,051,473	—	1,703,199
EQ/Money Market Portfolio	21,192	505	—	21,697	505	—
EQ/PIMCO Real Return Portfolio	—	23,346,103	277,194	23,113,944	—	(1,106)
EQ/Short Duration Bond Portfolio	213,265,762	39,731,460	38,939,654	217,733,098	—	419,662
EQ/Small Company Index Portfolio	13,736,732	642,321	13,442,978	700,020	—	1,068,186
MarketPLUS International Core Portfolio	14,036,731	3,211,725	1,253,608	17,585,698	—	35,979
Multimanager Aggressive Equity Portfolio	17,765,587	4,052,749	4,268,038	17,676,458	—	1,277,527
Multimanager Core Bond Portfolio	96,813,095	14,070,489	13,549,424	95,663,074	2,378,404	(472,704)
Multimanager High Yield Portfolio	35,000,351	7,464,255	1,849,088	41,754,007	—	10,737
Multimanager International Equity Portfolio	50,300,154	10,395,276	3,821,173	62,001,318	—	219,268
Multimanager Large Cap Core Portfolio	11,828,243	2,625,055	646,002	14,775,426	—	91,965
Multimanager Large Cap Value Portfolio	32,214,874	6,147,034	1,794,603	39,168,281	—	237,016
Multimanager Mid Cap Growth Portfolio	1,978,990	779,289	224,529	2,800,495	—	(13,795)
Multimanager Mid Cap Value Portfolio	10,629,093	3,034,169	756,717	14,230,218	—	(6,615)
Multimanager Small Cap Value Portfolio	13,910,464	2,259,168	560,112	16,267,572	—	40,673

	$814,207,630	$253,058,451	$113,047,498	$978,228,358	$2,378,909	$5,763,064

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$253,058,451
Net Proceeds of Sales and Redemptions:
Investment Companies	$118,810,562

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,378,917
Aggregate gross unrealized depreciation	(4,987,177)

Net unrealized appreciation	$41,391,740

Federal income tax cost of investments	$937,776,599

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	103,107,060	$1,038,634,441
EQ/AllianceBernstein Value Portfolio‡	29,241,293	506,481,732
EQ/BlackRock Basic Value Equity Portfolio‡	48,891,099	901,321,030
EQ/BlackRock International Value Portfolio‡	11,477,044	211,261,962
EQ/Davis New York Venture Portfolio‡	2,184,100	25,126,740
EQ/Evergreen International Bond Portfolio‡	37,466,654	378,894,018
EQ/Franklin Small Cap Value Portfolio‡	2,749,810	32,662,897
EQ/JPMorgan Core Bond Portfolio‡	10,466,694	115,605,342
EQ/Long Term Bond Portfolio‡	22,769,818	298,000,528
EQ/Marsico Focus Portfolio‡	28,152,877	489,099,578
EQ/Money Market Portfolio‡	21,696	21,697
EQ/PIMCO Real Return Portfolio*‡	7,646,585	75,894,743
EQ/Short Duration Bond Portfolio‡	77,159,633	784,188,198
EQ/Small Company Index Portfolio‡	3,755,978	51,789,345
EQ/Van Kampen Emerging Markets Equity Portfolio‡	11,766,062	224,257,054
MarketPLUS International Core Portfolio‡	13,850,651	213,054,452
Multimanager Aggressive Equity Portfolio‡	10,658,413	329,062,644
Multimanager Core Bond Portfolio‡	93,720,873	937,049,400
Multimanager High Yield Portfolio‡	71,927,047	416,215,339
Multimanager International Equity Portfolio‡	34,923,735	597,624,188
Multimanager Large Cap Core Equity Portfolio‡	15,599,483	201,874,005
Multimanager Large Cap Value Portfolio‡	23,907,589	331,882,202
Multimanager Mid Cap Growth Portfolio*‡	13,785,121	138,509,556
Multimanager Mid Cap Value Portfolio‡	20,456,370	227,905,557
Multimanager Small Cap Value Portfolio‡	17,237,636	246,925,113

Total Investment Companies (99.7%)
(Cost $8,027,195,832)		8,773,341,761

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau
4.76%, 7/2/07
(Amortized Cost $23,205,403)	$23,205,403	$23,205,403

Total Investments (100.0%)
(Cost/Amortized Cost $8,050,401,235)		8,796,547,164
Other Assets Less Liabilities (0.0%)		(1,665,703)

Net Assets (100%)		$8,794,881,461

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value June 30, 2007	Dividend Income	Realized Gain/ (Loss)
EQ/AllianceBernstein Large Cap Growth Portfolio	$74,637,582	$—	$56,545,188	$—	$—	$19,525,667
EQ/AllianceBernstein Quality Bond Portfolio	1,050,743,242	15,482,210	35,627,069	1,038,634,441	—	(298,345)
EQ/AllianceBernstein Value Portfolio	455,730,614	25,216,816	932,306	506,481,732	—	169,426
EQ/BlackRock Basic Value Equity Portfolio	811,733,864	39,649,689	12,786,969	901,321,030	—	3,946,787
EQ/BlackRock International Value Portfolio	182,206,994	9,904,264	410,899	211,261,962	—	21,841
EQ/Davis New York Venture Portfolio	—	25,354,867	154,700	25,126,740	—	(59)
EQ/Evergreen International Bond Portfolio	226,029,580	152,643,333	635,512	378,894,018	—	17,965
EQ/Franklin Small Cap Value Portfolio	103,123	32,431,513	219,239	32,662,897	—	16,237
EQ/JPMorgan Core Bond Portfolio	—	118,184,235	2,409,486	115,605,342	—	38,889
EQ/Long Term Bond Portfolio	239,591,218	64,239,941	1,394,418	298,000,528	—	(56,624)
EQ/Marsico Focus Portfolio	463,298,726	24,458,647	8,023,035	489,099,578	—	3,603,064
EQ/Money Market Portfolio	21,192	505	—	21,697	505	—
EQ/PIMCO Real Return Portfolio	—	75,907,143	196,629	75,894,743	—	(1,754)
EQ/Short Duration Bond Portfolio	816,481,232	74,753,306	120,818,073	784,188,198	—	1,594,874
EQ/Small Company Index Portfolio	62,621,034	8,860,059	22,471,154	51,789,345	—	1,292,244
EQ/Van Kampen Emerging Markets Equity Portfolio	223,855,451	9,147,485	40,006,204	224,257,054	—	392,296
MarketPLUS International Core Portfolio	182,967,416	10,293,473	416,233	213,054,452	—	22,228
Multimanager Aggressive Equity Portfolio	300,374,133	17,464,479	7,146,254	329,062,644	—	4,121,438
Multimanager Core Bond Portfolio	917,014,241	76,824,765	38,180,524	937,049,400	22,075,039	(1,115,169)
Multimanager High Yield Portfolio	386,680,704	17,996,789	715,673	416,215,339	—	59,364
Multimanager International Equity Portfolio	517,933,957	28,612,319	1,152,995	597,624,188	—	97,143
Multimanager Large Cap Core Equity Portfolio	177,296,749	10,063,153	344,964	201,874,005	—	65,685
Multimanager Large Cap Value Portfolio	292,553,572	15,406,634	558,461	331,882,202	—	114,690
Multimanager Mid Cap Growth Portfolio	154,239,777	188,163	25,330,483	138,509,556	—	4,677,835
Multimanager Mid Cap Value Portfolio	223,357,862	1,342,906	21,001,422	227,905,557	—	(965,024)
Multimanager Small Cap Value Portfolio	212,983,113	24,209,230	635,204	246,925,113	—	149,954

	$7,972,455,376	$878,635,924	$398,113,094	$8,773,341,761	$22,075,544	$37,490,652

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$878,635,924
Net Proceeds of Sales and Redemptions:
Investment Companies	$435,603,746

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$794,101,755
Aggregate gross unrealized depreciation	(50,020,213)

Net unrealized appreciation	$744,081,542

Federal income tax cost of investments	$8,052,465,622

The Portfolio has a net capital loss carryforward of $55,165,305, of which $196,495 expires in the year 2008, and $54,968,810 expires in the year 2009.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	27,252,405	$274,523,257
EQ/AllianceBernstein Value Portfolio‡	45,205,519	782,994,412
EQ/BlackRock Basic Value Equity Portfolio‡	55,079,679	1,015,409,211
EQ/BlackRock International Value Portfolio‡	26,208,921	482,436,772
EQ/Davis New York Venture Portfolio‡	3,270,344	37,623,318
EQ/Franklin Small Cap Value Portfolio‡	4,201,959	49,911,877
EQ/JPMorgan Core Bond Portfolio‡	12,975,440	143,314,614
EQ/Long Term Bond Portfolio‡	27,507,923	360,010,583
EQ/Marsico Focus Portfolio‡	37,309,612	648,179,436
EQ/PIMCO Real Return Portfolio*‡	8,652,938	85,883,116
EQ/Short Duration Bond Portfolio‡	66,864,997	679,561,827
EQ/Small Company Index Portfolio‡	14,928,585	205,842,968
EQ/Van Kampen Emerging Markets Equity Portfolio‡	17,989,488	342,873,407
MarketPLUS International Core Portfolio‡	17,425,714	268,047,032
Multimanager Aggressive Equity Portfolio‡	14,406,057	444,765,584
Multimanager Core Bond Portfolio‡	73,718,862	737,063,297
Multimanager International Equity Portfolio‡	50,007,080	855,734,367
Multimanager Large Cap Core Equity Portfolio‡	27,795,245	359,700,224
Multimanager Large Cap Value Portfolio‡	34,587,348	480,137,308
Multimanager Mid Cap Growth Portfolio*‡	5,116,632	51,410,684
Multimanager Mid Cap Value Portfolio‡	19,687,537	219,339,950
Multimanager Small Cap Value Portfolio‡	24,741,689	354,418,920

Total Investment Companies (99.7%)
(Cost $8,102,583,011)		8,879,182,164

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
4.76%, 7/2/07
(Amortized Cost $8,966,091)	$8,966,091	$8,966,091

Total Investments (99.8%)
(Cost/Amortized Cost $8,111,549,102)		8,888,148,255
Other Assets Less Liabilities (0.2%)		13,481,191

Net Assets (100%)		$8,901,629,446

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value June 30, 2007	Dividend Income	Realized Gain/ (Loss)
E/AllianceBernstein Large Cap Growth Portfolio	$20,144,444	$—	$16,179,190	$—	$—	$4,577,790
EQ/AllianceBernstein Quality Bond Portfolio	235,596,909	37,386,537	142,053	274,523,257	—	(6,073)
EQ/AllianceBernstein Value Portfolio	612,012,618	143,086,579	9,426,406	782,994,412	—	1,913,544
EQ/BlackRock Basic Value Equity Portfolio	758,250,361	187,230,698	361,268	1,015,409,211	—	66,098
EQ/BlackRock International Value Portfolio	312,007,787	142,942,600	8,574,693	482,436,772	—	2,571,000
EQ/Davis New York Venture Portfolio	—	37,828,750	—	37,623,318	—	—
EQ/Franklin Small Cap Value Portfolio	325,480	48,817,265	37,819	49,911,877	—	1,032
EQJPMorgan Core Bond Portfolio	—	143,877,556	—	143,314,614	—	—
EQ/Long Term Bond Portfolio	267,290,086	97,775,187	178,455	360,010,583	—	(13,336)
EQ/Marsico Focus Portfolio	600,809,019	149,617,657	93,349,215	648,179,436	—	25,749,587
EQ/PIMCO Real Return Portfolio	—	85,672,333	—	85,883,116	—	—
EQ/Short Duration Bond Portfolio	561,238,591	130,490,698	23,120,232	679,561,827	—	239,144
EQ/Small Company Index Portfolio	183,680,450	31,494,393	19,660,262	205,842,968	—	1,836,867
EQ/Van Kampen Emerging Markets Equity Portfolio	273,852,666	49,471,231	19,098,312	342,873,407	—	12,027,955
MarketPLUS International Core Portfolio	196,080,028	48,150,810	70,236	268,047,032	—	36,605
Multimanager Aggressive Equity Portfolio	378,734,859	99,913,996	48,953,517	444,765,584	—	15,909,017
Multimanager Core Bond Portfolio	666,239,477	101,385,439	16,302,965	737,063,297	16,657,540	(914,451)
Multimanager International Equity Portfolio	567,369,872	234,235,490	7,332,764	855,734,367	—	3,939,196
Multimanager Large Cap Core Equity Portfolio	278,905,160	71,583,760	13,876,112	359,700,224	—	2,659,007
Multimanager Large Cap Value Portfolio	417,136,578	117,008,154	77,530,375	480,137,308	—	15,631,873
Multimanager Mid Cap Growth Portfolio	40,332,155	6,179,657	19,469	51,410,684	—	(43)
Multimanager Mid Cap Value Portfolio	95,158,914	111,633,233	62,829	219,339,950	—	(4,552)
Multimanager Small Cap Value Portfolio	230,822,766	111,086,632	154,385	354,418,920	—	(8,692)

	$6,695,988,220	$2,186,868,655	$354,430,557	$8,879,182,164	$16,657,540	$86,211,568

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$2,186,868,655
Net Proceeds of Sales and Redemptions:
Investment Companies	$440,642,125

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$809,356,784
Aggregate gross unrealized depreciation	(32,993,335)

Net unrealized appreciation	$776,363,449

Federal income tax cost of investments	$8,111,784,806

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	2,928,299	$29,497,809
EQ/AllianceBernstein Value Portfolio‡	16,298,598	282,304,269
EQ/BlackRock Basic Value Equity Portfolio‡	16,552,935	305,157,964
EQ/BlackRock International Value Portfolio‡	12,452,842	229,223,818
EQ/Davis New York Venture Portfolio‡	2,626,687	30,218,444
EQ/Franklin Small Cap Value Portfolio‡	2,820,151	33,498,433
EQ/JPMorgan Core Bond Portfolio‡	1,967,352	21,729,532
EQ/Marsico Focus Portfolio‡	13,417,991	233,110,599
EQ/PIMCO Real Return Portfolio*‡	2,217,801	22,012,368
EQ/Small Company Index Portfolio‡	5,415,725	74,674,786
EQ/Van Kampen Emerging Markets Equity Portfolio‡	5,927,962	112,984,907
MarketPLUS International Core Portfolio‡	3,263,699	50,203,100
Multimanager Aggressive Equity Portfolio‡	4,722,837	145,810,573
Multimanager Core Bond Portfolio‡	6,119,271	61,182,312
Multimanager International Equity Portfolio‡	15,966,167	273,217,265
Multimanager Large Cap Core Equity Portfolio‡	8,665,048	112,134,998
Multimanager Large Cap Value Portfolio‡	13,562,730	188,276,151
Multimanager Mid Cap Growth Portfolio*‡	1,121,186	11,265,408
Multimanager Mid Cap Value Portfolio‡	3,303,842	36,808,290
Multimanager Small Cap Value Portfolio‡	8,969,275	128,482,769

Total Investment Companies (99.7%) (Cost $2,135,618,856)		2,381,793,795

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
4.76%, 7/2/07 (Amortized Cost $ 2,524,709)	$2,524,709	$2,524,709

Total Investments (99.8%) (Cost/Amortized Cost $ 2,138,143,565)		2,384,318,504
Other Assets Less Liabilities (0.2%)		4,834,121

Net Assets (100%)		$2,389,152,625

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value June 30, 2007	Dividend Income	Realized Gain/ (Loss)
EQ/AllianceBernstein Large Cap Growth Portfolio	$7,972,453	$—	$6,413,722	$—	$—	$1,770,322
EQ/AllianceBernstein Quality Bond Portfolio	24,420,960	4,939,714	42,666	29,497,809	—	(1,785)
EQ/AllianceBernstein Value Portfolio	198,877,346	70,758,974	571,036	282,304,269	—	69,425
EQ/BlackRock Basic Value Equity Portfolio	210,665,931	74,870,476	613,353	305,157,964	—	67,988
EQ/BlackRock International Value Portfolio	136,589,869	74,981,966	349,501	229,223,818	—	100,184
EQ/Davis New York Venture Portfolio	—	30,176,503	—	30,218,444	—	—
EQ/Franklin Small Cap Value Portfolio	103,100	32,996,301	53,949	33,498,433	—	559
EQ/JPMorgan Core Bond Portfolio	—	22,093,643	268,368	21,729,532	—	4,169
EQ/Marsico Focus Portfolio	203,806,964	66,810,246	33,878,412	233,110,599	—	9,162,929
EQ/PIMCO Real Return Portfolio	—	21,973,841	—	22,012,368	—	—
EQ/Small Company Index Portfolio	70,792,182	20,755,037	20,509,063	74,674,786	—	1,136,220
EQ/Van Kampen Emerging Markets Equity Portfolio	75,610,222	21,887,837	130,950	112,984,907	—	59,826
MarketPLUS International Core Portfolio	32,926,695	13,147,236	74,220	50,203,100	—	34,795
Multimanager Aggressive Equity Portfolio	122,559,548	39,981,680	21,094,274	145,810,573	—	5,730,902
Multimanager Core Bond Portfolio	72,328,612	9,403,746	19,767,718	61,182,312	1,730,847	(726,838)
Multimanager International Equity Portfolio	163,240,163	90,425,897	377,642	273,217,265	—	153,804
Multimanager Large Cap Core Equity Portfolio	81,800,121	28,138,139	4,609,238	112,134,998	—	959,672
Multimanager Large Cap Value Portfolio	129,731,044	46,520,584	381,747	188,276,151	—	40,684
Multimanager Mid Cap Growth Portfolio	7,757,669	2,527,989	29,765	11,265,408	—	(2,511)
Multimanager Mid Cap Value Portfolio	20,475,485	13,562,829	84,177	36,808,290	—	(2,416)
Multimanager Small Cap Value Portfolio	85,355,835	38,727,856	350,409	128,482,769	—	(23,365)

	$1,645,014,199	$724,680,494	$109,600,210	$2,381,793,795	$1,730,847	$18,534,564

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$724,680,494
Net Proceeds of Sales and Redemptions:
Investment Companies	$128,134,774

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$247,263,936
Aggregate gross unrealized depreciation	(1,335,220)

Net unrealized appreciation	$245,928,716

Federal income tax cost of investments	$2,138,389,788

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.0%)
Automobiles (1.0%)
Toyota Motor Corp. (ADR)^	209,162	$26,329,312

Diversified Consumer Services (0.5%)
Apollo Group, Inc., Class A*	231,237	13,511,178

Hotels, Restaurants & Leisure (3.8%)
Chipotle Mexican Grill, Inc., Class A*^	90,480	7,716,134
Hilton Hotels Corp.	210,600	7,048,782
Las Vegas Sands Corp.*^	238,837	18,244,758
McDonald’s Corp.	479,956	24,362,567
MGM MIRAGE*	216,024	17,817,660
Wynn Resorts Ltd.^	294,920	26,451,375

		101,641,276

Internet & Catalog Retail (3.0%)
Amazon.com, Inc.*^	773,400	52,908,294
Audible, Inc.*^	821,520	8,280,921
Expedia, Inc.*^	474,900	13,909,821
Liberty Media Corp., Interactive, Class A*	240,000	5,359,200

		80,458,236

Media (5.7%)
Cablevision Systems Corp. - New York Group, Class A*	583,700	21,124,103
CBS Corp., Class B	59,600	1,985,872
Citadel Broadcasting Corp.	28,445	183,470
Comcast Corp., Class A*	1,111,022	31,241,939
Comcast Corp., Special Class A*	1,021,674	28,566,005
Liberty Global, Inc., Class A*	38,500	1,580,040
Liberty Media Corp., Capital Series, Class A*	57,000	6,707,760
Sirius Satellite Radio, Inc.*	1,441,400	4,353,028
Time Warner, Inc.	1,272,300	26,769,192
Viacom, Inc., Class B*	58,500	2,435,355
Walt Disney Co.	370,400	12,645,456
XM Satellite Radio Holdings, Inc., Class A*^	1,223,900	14,405,303

		151,997,523

Specialty Retail (1.6%)
Home Depot, Inc.	569,800	22,421,630
Lowe’s Cos., Inc.	673,368	20,665,664

		43,087,294

Textiles, Apparel & Luxury Goods (0.4%)
Polo Ralph Lauren Corp.	43,575	4,275,143
Under Armour, Inc., Class A*^	141,450	6,457,193

		10,732,336

Total Consumer Discretionary		427,757,155

Consumer Staples (1.8%)
Beverages (0.7%)
PepsiCo, Inc.	268,686	17,424,287

Food & Staples Retailing (0.7%)
CVS Caremark Corp.	514,665	18,759,539

Personal Products (0.4%)
Bare Escentuals, Inc.*^	200,335	6,841,440
Estee Lauder Cos., Inc., Class A	95,000	4,323,450

		11,164,890

Total Consumer Staples		47,348,716

Energy (8.1%)
Energy Equipment & Services (4.4%)
FMC Technologies, Inc.*	85,800	6,797,076
Grant Prideco, Inc.*	480,600	25,870,698
Schlumberger Ltd.	418,798	35,572,702
Weatherford International Ltd.*	880,100	48,616,724

		116,857,200

Oil, Gas & Consumable Fuels (3.7%)
Anadarko Petroleum Corp.	1,267,300	65,886,927
Chesapeake Energy Corp.	179,600	6,214,160
El Paso Corp.	412,900	7,114,267
Petroleo Brasileiro S.A. (ADR)^	163,852	19,870,332

		99,085,686

Total Energy		215,942,886

Financials (13.0%)
Capital Markets (5.6%)
E*Trade Financial Corp.*	629,100	13,896,819
Goldman Sachs Group, Inc.	196,223	42,531,335
Lehman Brothers Holdings, Inc.	440,000	32,788,800
Merrill Lynch & Co., Inc.	267,100	22,324,218
TD Ameritrade Holding Corp.*	432,972	8,659,440
UBS AG (Registered)	491,394	29,488,554

		149,689,166

Commercial Banks (1.3%)
Industrial & Commercial Bank of China Ltd., Class H	40,922,000	22,713,510
Wells Fargo & Co.	366,220	12,879,958

		35,593,468

Diversified Financial Services (3.0%)
Chicago Mercantile Exchange Holdings, Inc., Class A	28,100	15,015,516
CIT Group, Inc.	60,000	3,289,800
Citigroup, Inc.	586,000	30,055,940
Interactive Brokers Group, Inc.*	235,800	6,397,254
MarketAxess Holdings, Inc.*^	418,820	7,534,572
NASDAQ Stock Market, Inc.*^	316,737	9,410,256
Nymex Holdings, Inc.	45,050	5,659,631
NYSE Euronext^	42,330	3,116,335

		80,479,304

Insurance (1.2%)
American International Group, Inc.	441,800	30,939,254

Real Estate Investment Trusts (REITs) (0.4%)
ProLogis (REIT)	180,903	10,293,381

Real Estate Management & Development (0.3%)
Move, Inc.*	1,944,940	8,713,331

Thrifts & Mortgage Finance (1.2%)
Countrywide Financial Corp.	908,400	33,020,340

Total Financials		348,728,244

Health Care (17.4%)
Biotechnology (8.6%)
Alnylam Pharmaceuticals, Inc.*^	450,140	6,837,627
Amgen, Inc.*	732,100	40,477,809
Applera Corp.- Celera Group*	887,521	11,005,260
Biogen Idec, Inc.*	671,200	35,909,200
Celgene Corp.*	124,700	7,149,051
Cepheid, Inc.*^	1,891,011	27,608,761
Combinatorx, Inc.*^	618,515	3,816,237
Genentech, Inc.*	362,542	27,429,928
Genzyme Corp.*	530,000	34,132,000
ImClone Systems, Inc.*	252,100	8,914,256
Memory Pharmaceuticals Corp.*^	1,289,200	3,055,404
Millennium Pharmaceuticals, Inc.*	351,300	3,713,241
Myriad Genetics, Inc.*^	215,250	8,005,147
Senomyx, Inc.*^	629,600	8,499,600

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Vertex Pharmaceuticals, Inc.*	119,000	$3,398,640

		229,952,161

Health Care Equipment & Supplies (0.7%)
Given Imaging Ltd.*	561,648	17,652,597

Health Care Providers & Services (4.8%)
Aetna, Inc.	357,700	17,670,380
UnitedHealth Group, Inc.	2,173,802	111,168,234

		128,838,614

Life Sciences Tools & Services (1.0%)
Affymetrix, Inc.*^	528,780	13,161,334
Compugen Ltd.*	1,378,450	4,011,290
Illumina, Inc.*^	11,500	466,785
Qiagen N.V.*^	510,700	9,085,353

		26,724,762

Pharmaceuticals (2.3%)
Alexza Pharmaceuticals, Inc.*^	743,640	6,149,903
BioMimetic Therapeutics, Inc.*	105,465	1,648,418
Forest Laboratories, Inc.*	530,600	24,221,890
Johnson & Johnson	139,700	8,608,314
King Pharmaceuticals, Inc.*	316,500	6,475,590
Schering-Plough Corp.	324,028	9,863,412
Teva Pharmaceutical Industries Ltd. (ADR)	40,100	1,654,125
Valeant Pharmaceuticals International	250,600	4,182,514

		62,804,166

Total Health Care		465,972,300

Industrials (11.2%)
Aerospace & Defense (1.9%)
General Dynamics Corp.	144,317	11,288,476
L-3 Communications Holdings, Inc.	212,600	20,705,114
Lockheed Martin Corp.	209,270	19,698,585

		51,692,175

Air Freight & Logistics (0.5%)
FedEx Corp.	123,100	13,660,407

Airlines (0.1%)
Continental Airlines, Inc., Class B*	98,350	3,331,114

Building Products (0.1%)
American Standard Cos., Inc.	55,900	3,296,982

Commercial Services & Supplies (0.4%)
Monster Worldwide, Inc.*	252,090	10,360,899

Construction & Engineering (3.1%)
Fluor Corp.	169,500	18,877,215
Foster Wheeler Ltd.*	191,800	20,520,682
Quanta Services, Inc.*^	746,300	22,889,021
Shaw Group, Inc.*^	439,389	20,339,317

		82,626,235

Electrical Equipment (0.3%)
First Solar, Inc.*^	9,900	883,971
Genlyte Group, Inc.*	78,200	6,141,828

		7,025,799

Industrial Conglomerates (2.5%)
General Electric Co.	834,100	31,929,348
Tyco International Ltd.*	1,067,800	36,080,962

		68,010,310

Machinery (0.9%)
Caterpillar, Inc.	215,700	16,889,310
Pall Corp.	176,700	8,126,433

		25,015,743

Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.	215,251	18,326,470
Union Pacific Corp.	155,637	17,921,601

		36,248,071

Total Industrials		301,267,735

Information Technology (27.2%)
Communications Equipment (7.2%)
C-COR, Inc.*	186,400	2,620,784
Ciena Corp.*	133,000	4,805,290
Cisco Systems, Inc.*	1,234,382	34,377,539
Corning, Inc.*	217,300	5,552,015
Infinera Corp.*^	126,700	3,157,364
JDS Uniphase Corp.*^	1,588,887	21,338,752
Juniper Networks, Inc.*	901,113	22,681,014
Motorola, Inc.	597,600	10,577,520
Nokia Oyj (ADR)	1,664,700	46,794,717
Qualcomm, Inc.	943,850	40,953,652

		192,858,647

Computers & Peripherals (1.6%)
Apple, Inc.*	190,923	23,300,243
SanDisk Corp.*	296,600	14,515,604
Seagate Technology	268,700	5,849,599

		43,665,446

Electronic Equipment & Instruments (1.6%)
Itron, Inc.*^	159,130	12,402,592
Jabil Circuit, Inc.	600,900	13,261,863
SunPower Corp., Class A*^	193,300	12,187,565
Trimble Navigation Ltd.*	127,700	4,111,940

		41,963,960

Internet Software & Services (5.2%)
Akamai Technologies, Inc.*	185,200	9,008,128
eBay, Inc.*	1,050,300	33,798,654
Google, Inc., Class A*	83,154	43,521,140
Yahoo!, Inc.*	1,938,100	52,580,653

		138,908,575

Semiconductors & Semiconductor Equipment (7.0%)
Advanced Micro Devices, Inc.*^	1,753,096	25,069,273
Broadcom Corp., Class A*	777,312	22,736,376
Cirrus Logic, Inc.*	201,100	1,669,130
DSP Group, Inc.*	78,700	1,610,989
Intel Corp.	1,008,097	23,952,385
International Rectifier Corp.*	269,600	10,045,296
KLA-Tencor Corp.	325,948	17,910,843
Lam Research Corp.*	275,265	14,148,621
Micron Technology, Inc.*	1,017,900	12,754,287
Netlogic Microsystems, Inc.*^	483,237	15,386,266
NVIDIA Corp.*	70,420	2,909,050
RF Micro Devices, Inc.*	226,700	1,414,608
Silicon Laboratories, Inc.*	315,833	10,930,980
Teradyne, Inc.*	188,200	3,308,556
Texas Instruments, Inc.	617,400	23,232,762

		187,079,422

Software (4.6%)
Activision, Inc.*	350,300	6,540,101
Autodesk, Inc.*	143,100	6,737,148
Electronic Arts, Inc.*	493,900	23,371,348
NAVTEQ Corp.*^	637,814	27,005,045
Nuance Communications, Inc.*^	368,250	6,160,822
Opsware, Inc.*^	784,510	7,460,690
Red Hat, Inc.*^	779,570	17,368,820
Salesforce.com, Inc.*	344,365	14,759,484
Shanda Interactive Entertainment Ltd. (ADR)*	455,946	14,134,326

		123,537,784

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Total Information Technology		$728,013,834

Materials (1.4%)
Chemicals (1.0%)
Celanese Corp., Class A	174,400	6,763,232
Monsanto Co.	305,278	20,618,476

		27,381,708

Metals & Mining (0.4%)
Freeport-McMoRan Copper & Gold, Inc.^	116,616	9,658,137

Total Materials		37,039,845

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.4%)
Aruba Networks, Inc.*^	281,200	5,652,120
AT&T, Inc.	652,230	27,067,545
Level 3 Communications, Inc.*^	3,826,076	22,382,545
NeuStar, Inc., Class A*^	280,296	8,120,175

Total Telecommunication Services		63,222,385

Utilities (0.5%)
Electric Utilities (0.2%)
ITC Holdings Corp.	151,700	6,163,571

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	352,870	7,720,796

Total Utilities		13,884,367

Total Common Stocks (99.0%) (Cost $2,367,956,307)		2,649,177,467

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., $4.45 expiring
10/14/09*† (Cost $—)	48,100	—

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.4%)
Berkeley Square Finance LLC
5.43%, 7/2/07 §	$11,000,000	10,996,682

Total Commercial Paper		10,996,682

Government Securities (0.2%)
Federal Home Loan Mortgage
4.75%, 7/2/07 (o)(p)	5,300,000	5,298,601

Total Government Securities		5,298,601

Short-Term Investments of Cash Collateral for Securities Loaned (13.6%)
Abbey National, plc/London
5.43%, 7/2/07	11,000,566	11,000,566
Accredited Mortgage Loan Trust,
Series 06-2 A1
5.36%, 6/27/08 (l)	551,854	551,854
Aquinas Funding LLC
5.34%, 8/2/07	3,323,274	3,323,274
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	4,440,188	4,440,188
Barclays Capital, Repurchase Agreement
5.42%, 7/2/07 (r)	70,384,371	70,384,371
Barclays plc/London
5.43%, 7/2/07	14,060,596	14,060,596
Bavaria TRR Corp.
5.35%, 7/25/07	14,734,888	14,734,888
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	3,256,139	3,256,139
Belmont Funding LLC
5.31%, 7/19/07	10,955,055	10,955,055
Beta Finance, Inc.
5.37%, 1/31/08 (l)	592,025	592,025
5.37%, 3/10/08 (l)	1,479,851	1,479,851
Cantabric Financing LLC
5.34%, 9/25/07	10,952,597	10,952,597
Cedar Springs Capital Co. LLC
5.33%, 7/19/07	8,763,600	8,763,600
5.32%, 7/23/07	4,383,832	4,383,832
CIT Group Holdings, Inc.
5.37%, 6/18/08 (l)	7,104,301	7,104,301
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	3,700,157	3,700,157
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	3,466,011	3,466,011
Comerica Bank
5.35%, 3/16/09 (l)	1,479,907	1,479,907
Concord Minutemen C.C. LLC,
Series B
5.33%, 7/12/07	6,660,229	6,660,229
Series C
5.32%, 7/3/07	7,369,808	7,369,808
Crown Point Capital Co. LLC
5.31%, 7/25/07	6,572,063	6,572,063
Dekabank Deutsche Girozentrale
5.38%, 7/29/08 (l)	3,848,163	3,848,163
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	444,019	444,019
5.34%, 10/18/07 (l)	8,880,377	8,880,377
Deutsche Bank AG/New York
5.47%, 1/22/08 (l)	1,480,063	1,480,063
Fenway Funding LLC
5.35%, 8/9/07	6,571,474	6,571,474
Fifth Third Bancorp
5.32%, 7/29/08 (l)	444,015	444,015
First Tennessee Bank
5.34%, 7/29/08 (l)	13,319,322	13,319,322
General Electric Capital Corp.
5.40%, 3/12/10 (l)	592,025	592,025
Glitnir Banki hf
5.44%, 12/28/07 (l)	7,400,314	7,400,314
Goldman Sachs Group, Inc.
5.38%, 6/27/08 (l)	1,628,069	1,628,069
5.50%, 7/29/08 (l)	2,960,126	2,960,126
5.41%, 3/27/09 (l)	4,144,176	4,144,176
Gotham Funding Corp.
5.37%, 7/3/07	6,652,349	6,652,349
Hartford Life, Inc.
5.45%, 6/27/08 (l)	1,184,050	1,184,050
HBOS Treasury Services plc
5.47%, 7/2/07	8,928,479	8,928,479
ING Bank N.V./Amsterdam
5.43%, 7/2/07	16,280,690	16,280,690
K2 (USA) LLC
5.37%, 5/29/09 (l)	5,916,995	5,916,995
5.37%, 6/18/09 (l)	7,395,874	7,395,874
Kommunalkredit Austria AG
5.32%, 7/29/08 (l)	8,879,994	8,879,994
Lehman Brothers, Inc.
5.50%, 9/28/07 (l)	518,022	518,022
Links Finance LLC
5.37%, 6/25/09 (l)	2,218,984	2,218,984

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	$3,700,157	$3,700,157
Monumental Global Funding II
5.36%, 4/25/08 (l)	1,776,075	1,776,075
5.43%, 6/28/10 (l)	6,956,295	6,956,295
Morgan Stanley
5.53%, 5/7/09 (l)	7,400,314	7,400,314
Morgan Stanley ABS Capital I,
Series 07-NC2 A2A
5.43%, 5/1/09 (l)	1,375,748	1,375,748
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	4,440,188	4,440,188
5.37%, 1/28/08 (l)	4,440,188	4,440,188
New York Life Insurance Co.
5.41%, 9/28/07 (l)	5,032,213	5,032,213
Park Granada LLC
5.32%, 7/6/07	4,397,939	4,397,939
Pricoa Global Funding I
5.40%, 6/25/10 (l)	4,438,856	4,438,856
Rhein-Main Securitisation Ltd.
5.35%, 7/16/07	5,606,630	5,606,630
Saxon Asset Securities Trust,
Series 07-2 A2A
5.42%, 4/30/09 (l)	711,271	711,271
Solitaire Funding LLC
5.34%, 9/26/07	3,650,324	3,650,324
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	444,019	444,019
Wachovia Bank N.A.
5.37%, 10/2/08 (l)	1,480,063	1,480,063
Washington Mutual Asset-Backed Certificates,
Series 07-HE2 2A1
5.43%, 4/10/09 (l)	2,100,937	2,100,937

Total Short-Term Investments of Cash Collateral for Securities Loaned		362,870,109

Time Deposit (0.7%)
JPMorgan Chase Nassau
4.76%, 7/2/07	18,741,486	18,741,486

Total Short-Term Investments (14.9%) (Cost/Amortized Cost $397,909,237)		397,906,878

Total Investments (113.9%) (Cost/Amortized Cost $2,765,865,544)		3,047,084,345
Other Assets Less Liabilities (-13.9%)		(372,272,736)

Net Assets (100%)		$2,674,811,609

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $10,996,682 or 0.41% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,318,396,012
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,385,136,880

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$356,937,238
Aggregate gross unrealized depreciation	(115,705,649)

Net unrealized appreciation	$241,231,589

Federal income tax cost of investments	$2,805,852,756

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

At June 30, 2007, the Portfolio had loaned securities with a total value of $363,982,012. This was secured by collateral of $362,870,019 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $8,186,392 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2007, the Portfolio incurred approximately $10,060 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $566,593,973 of which $499,390,632 expires in the year 2010, and $67,203,341 expires in the year 2011.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (19.4%)
Asset-Backed Securities (7.2%)
ACE Securities Corp.,
Series 06-HE1 A2A
5.400%, 2/25/36 (l)	$2,171,991	$2,172,343
Series 06-HE3 A2A
5.370%, 6/25/36 (l)	4,039,955	4,040,113
Aegis Asset Backed Securities Trust,
Series 06-1 A1
5.400%, 1/25/37 (l)	7,279,678	7,279,658
Ameriquest Mortgage Securities, Inc.,
Series 04-R11 A1
5.622%, 11/25/34 (l)	4,176,602	4,185,747
Amortizing Residential Collateral Trust,
Series 02-BC3M A
5.590%, 6/25/32 (l)	44,949	44,954
Series 02-BC4 A
5.610%, 7/25/32 (l)	8,882	8,894
Asset Backed Funding Certificates,
Series 06-OPT3 A3A
5.380%, 11/25/36 (l)	7,026,827	7,027,235
Bank of America Credit Card Trust,
Series 06-A16 A16
4.720%, 5/15/13	13,475,000	13,206,566
Bear Stearns Asset Backed Securities Trust,
Series 02-2 A1
5.650%, 10/25/32 (l)	24,724	24,756
Series 03-2 A2
5.770%, 3/25/43 (l)	123,883	124,092
Series 06-HE1 1A1
5.410%, 12/25/35 (l)	2,788,690	2,788,224
Carrington Mortgage Loan Trust,
Series 06-RFC1 A1
5.360%, 5/25/36 (l)	2,992,246	2,991,164
Cendant Mortgage Corp.,
Series 03-A A1
6.000%, 7/25/43 §(l)	137,281	137,135
Chase Issuance Trust,
Series 04-A9 A9
3.220%, 6/15/10	6,025,000	5,989,545
Chase Manhattan Auto Owner Trust,
Series 05-A A3
3.870%, 6/15/09	5,170,544	5,130,171
Series 06-A A2
5.370%, 1/15/09	3,686,804	3,688,723
Citibank Credit Card Issuance Trust,
Series 03-A6 A6
2.900%, 5/17/10	2,475,000	2,423,298
Series 04-A4 A4
3.200%, 8/24/09	7,200,000	7,180,113
Series 06-A2 A2
4.850%, 2/10/11	7,725,000	7,667,938
Countrywide Asset-Backed Certificates,
Series 06-6 2A1
5.390%, 9/25/36 (l)	1,207,223	1,207,275
Series 06-19 2A1
5.380%, 3/25/37 (l)	8,093,793	8,093,773
CS First Boston Mortgage Securities Corp.,
Series 01-HE17 A1
5.940%, 1/25/32 (l)	36,594	36,608
Daimler Chrysler Auto Trust,
Series 06-B A3
5.330%, 8/8/10	8,000,000	8,000,975
Series 06-C A3
5.020%, 7/8/10	11,650,000	11,612,076
Series 06-D A4
4.940%, 2/8/12	9,900,000	9,784,427
Fieldstone Mortgage Investment Corp.,
Series 06-1 A1
5.400%, 5/25/36 (l)	3,819,391	3,819,671
First Franklin Mortgage Loan Asset Backed Certificates,
Series 05-FF8 A2A
5.430%, 9/25/35 (l)	1,287,379	1,287,470
Series 06-FF4 A1
5.390%, 3/25/36 (l)	2,976,730	2,976,097
Ford Credit Auto Owner Trust,
Series 05-B A3
4.170%, 1/15/09	2,141,408	2,135,795
Series 05-C A3
4.300%, 8/15/09	5,473,490	5,446,962
Series 06-B A3
5.260%, 10/15/10	12,250,000	12,230,799
GSAA Home Equity Trust,
Series 06-5 2A1
5.390%, 3/25/36 (l)	4,346,645	4,341,586
GSAMP Trust,
Series 02-NC1 A2
5.960%, 7/25/32 (l)	4,114	4,171
Home Equity Asset Trust,
Series 02-1 A4
5.920%, 11/25/32 (l)	4,106	4,107
Honda Auto Receivables Owner Trust,
Series 05-6 A3
4.850%, 10/19/09	7,375,000	7,354,947
MBNA Credit Card Master Note Trust,
Series 03-A6 A6
2.750%, 10/15/10	2,250,000	2,200,800
Series 03-A7 A7
2.650%, 11/15/10	6,150,000	5,997,347
Nationstar Home Equity Loan Trust,
Series 06-B AV1
6.020%, 9/25/36 (l)	5,088,032	5,088,020
Nissan Auto Receivables Owner Trust,
Series 06-B A3
5.160%, 2/15/10	10,225,000	10,204,467
Renaissance Home Equity Loan Trust,
Series 03-2A
5.760%, 8/25/33 (l)	49,462	49,588
Series 03-3 A
5.820%, 12/25/33 (l)	305,599	307,891
Residential Asset Mortgage Products, Inc.,
Series 05-EFC4 A1
5.430%, 9/25/35 (l)	781,234	781,244
Series 05-RZ4 A1
5.440%, 11/25/35 (l)	3,309,666	3,310,102
Series 06-RS2 A1
5.400%, 3/25/36 (l)	1,970,483	1,970,321
Salomon Brothers Mortgage Securities VII, Inc.,
Series 02-CIT1 A
5.620%, 3/25/32 (l)	85,288	85,395
Saxon Asset Securities Trust,
Series 02-1 AV2
5.590%, 1/25/32 (l)	19,324	19,330
SLM Student Loan Trust,
Series 06-8 A1
5.335%, 4/25/12 (l)	5,374,785	5,374,773
Soundview Home Equity Loan Trust,
Series 06-2 A1
5.390%, 3/25/36 (l)	225,197	225,205
Structured Asset Investment Loan Trust,
Series 06-1 A1
5.400%, 1/25/36 (l)	2,449,772	2,449,392

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Structured Asset Securities Corp.,
Series 02-HF1 A
5.610%, 1/25/33 (l)	$99,101	$99,250
Series 03-2
5.855%, 1/21/09 (b)(l)	1,864,748	1,863,582
Series 03-AL2 A
3.357%, 1/25/31 §	833,631	759,226
USAA Auto Owner Trust,
Series 04-3 A3
3.160%, 2/17/09	1,031,772	1,029,732
Wells Fargo Home Equity Trust,
Series 05-2 AII2
5.560%, 10/25/35 §(l)	1,384,000	1,385,187

		197,648,260

Non-Agency CMO (12.2%)
Banc of America Alternative Loan Trust,
Series 04-5 4A1
5.000%, 6/25/19	1,459,021	1,441,084
Series 04-6 4A1
5.000%, 7/25/19	1,495,838	1,466,100
Banc of America Commercial Mortgage, Inc.,
Series 00-1 A2A
7.333%, 11/15/31	6,310,000	6,509,717
Series 01-1 A2
6.503%, 4/15/36	4,507,315	4,622,638
Series 02-PB2 A2
5.676%, 6/11/35	4,611,286	4,613,968
Series 02-PB2 A4
6.186%, 6/11/35	5,320,000	5,431,519
Banc of America Funding Corp.,
Series 06-A 1A1
4.614%, 2/20/36 (l)	2,134,477	2,099,640
Bear Stearns Adjustable Rate Mortgage Trust,
Series 05-10 A2
4.750%, 10/25/35 (l)	2,500,000	2,452,207
Bear Stearns Alt-A Trust,
Series 06-6 31A1
5.824%, 11/25/36 (l)	5,076,545	5,080,931
Series 06-6 32A1
5.818%, 11/25/36 (l)	5,276,365	5,267,826
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 00-WF2 A2
7.320%, 10/15/32	2,890,000	3,021,475
Series 03-T12 A4
4.680%, 8/13/39	6,825,000	6,470,110
Chase Commercial Mortgage Securities Corp.,
Series 99-2 A2
7.198%, 1/15/32	524,950	541,509
Series 00-3 A2
7.319%, 10/15/32	2,255,000	2,352,700
Citigroup Commercial Mortgage Trust,
Series 05-EMG A2
4.221%, 9/20/51 §	5,700,000	5,556,728
Citigroup Mortgage Loan Trust, Inc.,
Series 06-AR1 1A1
4.900%, 10/25/35 (l)	9,140,999	9,012,350
Commercial Mortgage Acceptance Corp.,
Series 98-C2 A2
6.030%, 9/15/30	2,022,684	2,023,699
Commercial Mortgage Pass-Through Certificates,
Series 00-C1 A2
7.416%, 8/15/33	5,894,931	6,111,565
Countrywide Alternative Loan Trust,
Series 03-J3 2A1
6.250%, 12/25/33	304,423	303,289
Series 06-OC8 2A1A
5.410%, 11/25/36 (l)	8,370,679	8,373,138
Countrywide Home Loan Mortgage Pass Through Trust,
Series 03-R4 1A3
6.000%, 11/25/26 §	622,581	619,221
Series 03-R4 2A
6.500%, 1/25/34 §	315,997	319,974
Credit Suisse Mortgage Capital Certificates,
Series 06-3 1A1A
5.410%, 4/25/36 (l)	2,383,877	2,384,233
Series 06-C5 A3
5.311%, 12/15/39	10,020,000	9,606,146
CS First Boston Mortgage Securities Corp.,
Series 98-C1 A1B
6.480%, 5/17/40 (l)	6,387,787	6,429,027
Series 98-C2 A2
6.300%, 11/15/30	1,030,581	1,038,677
Series 02-CKS4 A2
5.183%, 11/15/36	7,435,000	7,272,216
Series 02-CP3 A3
5.603%, 7/15/35	7,210,000	7,196,443
Series 02-CP5 A2
4.940%, 12/15/35	6,905,000	6,665,073
Series 02-P1A A
5.953%, 3/25/32 §(l)	30,297	30,222
Series 03-C3 A5
3.936%, 5/15/38	7,430,000	6,792,012
Series 05-C2 A4
4.832%, 4/15/37	4,760,000	4,474,806
DLJ Commercial Mortgage Corp.,
Series 98-CF1 A1B
6.410%, 2/18/31	1,698,476	1,701,121
Series 99-CG1 A1B
6.460%, 3/10/32	260,354	263,415
Series 99-CG2 A1B
7.300%, 6/10/32	3,682,681	3,784,136
Series 00-CKP1 A1B
7.180%, 11/10/33	6,142,384	6,392,778
First Horizon Alternative Mortgage Securities,
Series 06-FA2 1A5
6.000%, 5/25/36	9,146,635	9,165,652
First Republic Mortgage Loan Trust,
Series 01-FRB1 A
5.670%, 11/15/31 (l)	703,228	705,538
First Union National Bank Commercial Mortgage,
Series 01-C4 A2
6.223%, 12/12/33	6,520,000	6,653,378
GE Capital Commercial Mortgage Corp.,
Series 02-3A A1
4.229%, 12/10/37	1,884,367	1,841,462
Series 07-C1 A4
5.543%, 12/10/49	8,775,000	8,545,622
GMAC Commercial Mortgage Securities, Inc.,
Series 99-C2 A2
6.945%, 9/15/33	315,966	322,526
Series 99-C3 A2
7.179%, 8/15/36	2,851,638	2,926,802
Series 00-C1 A2
7.724%, 3/15/33	3,815,594	3,979,898
Series 00-C2 A2
7.455%, 8/16/33	3,177,945	3,315,578
Series 00-C3 A2
6.957%, 9/15/35	5,125,000	5,329,039
Series 02-C3 A2
4.930%, 7/10/39	6,925,000	6,697,120
Greenwich Capital Commercial Funding Corp.,
Series 04-GG1 A4
4.755%, 6/10/36	1,205,000	1,185,045

44

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II,
Series 98-C1 A3
6.135%, 10/18/30	$4,556,359	$4,570,306
Series 06-GG8 A4
5.560%, 11/10/39^	5,360,000	5,242,970
GSR Mortgage Loan Trust,
Series 04-9 4A1
4.059%, 8/25/34 (l)	6,345,340	6,255,072
Series 05-AR6 2A1
4.538%, 9/25/35 (l)	2,398,206	2,362,385
Heller Financial Commercial Mortgage Asset Corp.,
Series 99-PH1 A2
6.847%, 5/15/31	415,515	421,553
Homebanc Mortgage Trust,
Series 05-4 A1
5.590%, 10/25/35 (l)	3,514,643	3,517,278
Impac CMB Trust,
Series 03-8 2A1
6.220%, 10/25/33 (l)	311,845	312,024
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 01-C1 A3
5.857%, 10/12/35	5,340,000	5,379,302
Series 01-CIB2 A3
6.429%, 4/15/35	1,295,000	1,330,349
Series 01-CIBC A3
6.260%, 3/15/33	5,155,536	5,253,803
LB Commercial Conduit Mortgage Trust,
Series 98-C4 A1B
6.210%, 10/15/35	1,344,524	1,351,705
LB-UBS Commercial Mortgage Trust,
Series 02-C2 A4
5.594%, 6/15/31	6,949,000	6,937,073
Series 03-C7 A2
4.064%, 9/15/27 (l)	1,730,000	1,688,038
Series 04-C7 A1A
4.475%, 10/15/29	8,992,622	8,569,145
Series 06-C6 A4
5.372%, 9/15/39	3,295,000	3,182,044
MASTR Alternative Loans Trust,
Series 04-4 1A1
5.500%, 5/25/34	2,855,733	2,777,069
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A
4.910%, 12/25/32 (l)	551,558	546,072
Morgan Stanley Capital I,
Series 99-LIFE A2
7.110%, 4/15/33	6,784,507	6,958,521
Series 06-IQ12 A4
5.332%, 12/15/43	3,455,000	3,319,272
Morgan Stanley Dean Witter Capital I,
Series 02-IQ2 A4
5.740%, 12/15/35	6,865,000	6,892,092
Nationslink Funding Corp.,
Series 98-2 A2
6.476%, 8/20/30	6,127,570	6,157,098
Residential Accredit Loans, Inc.,
Series 03-QR19 CB1
5.750%, 10/25/33	512,733	511,303
Series 06-QS2 1A9
5.500%, 2/25/36	7,474,000	7,416,527
Salomon Brothers Mortgage Securities VII, Inc.,
Series 01-C2 A3
6.499%, 10/13/11	8,650,000	8,906,421
Sequoia Mortgage Trust,
Series 03-4 2A1
5.670%, 7/20/33 (l)	311,739	313,065
Series 10 2A1
5.700%, 10/20/27 (l)	131,078	131,148
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-19XS 1A1
5.640%, 10/25/35 (l)	2,706,737	2,717,762
Structured Asset Mortgage Investments, Inc.,
Series 02-AR3 A1
5.650%, 9/19/32 (l)	81,313	81,382
Series 06-AR3 12A1
5.540%, 5/25/36 (l)	2,207,201	2,210,192
Terra LNR Ltd.,
Series 06-1A A1
5.450%, 6/15/17 §(l)	1,831,669	1,831,660
TIAA Retail Commercial Trust,
Series 01-C1A A4
6.680%, 6/19/31 §	9,155,000	9,332,984
Wachovia Bank Commercial Mortgage Trust,
Series 05-C17 APB
5.037%, 3/15/42	5,110,000	4,962,960
Series 05-C20 A6A
5.110%, 7/15/42 (l)	7,640,000	7,435,475
WaMu Mortgage Pass-Through Certificate,
Series 02-AR6 A
6.429%, 6/25/42 (l)	170,969	170,892
Series 02-AR9 1A
6.429%, 8/25/42 (l)	235,926	236,636
Series 02-AR10 A6
4.816%, 10/25/32 (l)	208,300	207,679
Series 03-R1 A1
5.860%, 12/25/27 (l)	1,466,677	1,466,538
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2
4.479%, 7/25/34 (l)	5,673,185	5,485,867

		334,831,015

Total Asset-Backed and Mortgage-Backed Securities		532,479,275

Consumer Discretionary (0.5%)
Automobiles (0.0%)
DaimlerChrysler N.A. Holding Corp.
4.050%, 6/4/08^.	200,000	197,194

Hotels, Restaurants & Leisure (0.1%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	500,000	511,250
Mandalay Resort Group, Series B
10.250%, 8/1/07	1,100,000	1,102,885

		1,614,135

Media (0.4%)
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,020,000	1,138,636
Comcast Cable Holdings LLC
7.875%, 8/1/13	130,000	142,450
7.125%, 2/15/28	360,000	370,406
Comcast Corp.
6.500%, 1/15/15	969,000	993,562
6.500%, 1/15/17	2,550,000	2,603,438
7.050%, 3/15/33	15,000	15,482
6.500%, 11/15/35^	1,235,000	1,197,146
COX Communications, Inc.
7.125%, 10/1/12	115,000	121,495
Historic TW, Inc.
6.625%, 5/15/29^	200,000	194,188
News America Holdings, Inc.
7.750%, 1/20/24	145,000	159,128
8.500%, 2/23/25	775,000	910,191
8.450%, 8/1/34	245,000	295,432

45

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
News America, Inc.
7.125%, 4/8/28	$275,000	$283,514
TCI Communications, Inc.
7.875%, 2/15/26	820,000	914,052
Time Warner Cable, Inc.
6.550%, 5/1/37 §	2,350,000	2,271,292
Time Warner Cos., Inc.
7.570%, 2/1/24	10,000	10,682
Time Warner, Inc.
6.750%, 4/15/11	135,000	139,603
7.700%, 5/1/32	598,000	646,647
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	72,619

		12,479,963

Total Consumer Discretionary		14,291,292

Consumer Staples (0.1%)
Tobacco (0.1%)
Reynolds American, Inc.
6.750%, 6/15/17	3,500,000	3,516,450

Total Consumer Staples		3,516,450

Energy (0.5%)
Energy Equipment & Services (0.3%)
Halliburton Co.
5.500%, 10/15/10	1,100,000	1,098,933
7.600%, 8/15/96 §	525,000	579,751
Transocean, Inc.
5.560%, 9/5/08 (l)	6,200,000	6,204,048

		7,882,732

Oil, Gas & Consumable Fuels (0.2%)
Anadarko Petroleum Corp.
6.450%, 9/15/36	3,600,000	3,462,577
ConocoPhillips
7.000%, 3/30/29	30,000	32,613
El Paso Corp.
7.625%, 8/16/07	900,000	902,212
EnCana Holdings Finance Corp.
5.800%, 5/1/14	400,000	398,074
Enterprise Products Operating LP,
Series B 4.000%, 10/15/07	575,000	572,618

		5,368,094

Total Energy		13,250,826

Financials (16.9%)
Capital Markets (3.1%)
Bank of New York Co., Inc.
3.800%, 2/1/08	1,200,000	1,189,201
Bear Stearns Cos., Inc.
5.450%, 2/23/10 (l)	7,000,000	6,975,549
Goldman Sachs Capital II
5.793%, 12/31/49 (l)	3,650,000	3,562,199
Goldman Sachs Group, Inc.
5.450%, 12/22/08 (l)	100,000	100,099
5.400%, 12/23/08 (l)	5,100,000	5,100,066
5.660%, 6/28/10 (l)	10,000,000	10,057,440
5.250%, 10/15/13	7,710,000	7,474,336
Lehman Brothers Holdings, Inc.
5.410%, 12/23/08 (l)	10,200,000	10,207,293
5.500%, 5/25/10 (l)	8,975,000	8,967,075
5.750%, 7/18/11	2,375,000	2,382,971
Merrill Lynch & Co., Inc.
5.395%, 10/23/08 (l)	8,500,000	8,509,851
Series 1
5.390%, 12/22/08 (l)	1,700,000	1,699,782
Morgan Stanley
5.360%, 11/21/08 (l)	3,300,000	3,299,205
5.595%, 1/22/09 (l)	600,000	600,343
5.050%, 1/21/11^	2,315,000	2,267,140
6.750%, 4/15/11	800,000	829,461
5.610%, 1/9/12 (l)	8,575,000	8,559,325
5.625%, 1/9/12	1,935,000	1,930,824
5.300%, 3/1/13	300,000	294,052
5.550%, 4/27/17	2,825,000	2,697,593

		86,703,805

Certificates of Deposit (2.5%)
Bank of Ireland
5.396%, 1/15/10 (l)	4,000,000	4,001,468
Barclays Bank plc/New York
5.370%, 3/13/09 (l)	14,025,000	14,037,510
Calyon/New York
5.336%, 1/16/09 (l)	6,800,000	6,801,156
Fortis Bank S.A./New York
5.265%, 4/28/08 (l)	9,700,000	9,703,211
5.265%, 6/30/08 (l)	4,000,000	4,000,560
Nordea Bank Finland plc/New York
5.263%, 4/2/08 (l)	2,700,000	2,699,824
5.298%, 5/28/08 (l)	7,400,000	7,402,634
5.308%, 4/9/09 (l)	2,300,000	2,300,090
Royal Bank of Scotland plc/New York
5.260%, 7/3/08 (l)	6,000,000	5,998,806
Societe Generale/New York
5.269%, 6/30/08 (l)	3,500,000	3,501,302
SunTrust Bank
4.415%, 6/15/09	980,000	959,727
Unicredito Italiano Bank plc/New York
5.346%, 5/6/08 (l)	1,700,000	1,700,080
5.360%, 5/29/08 (l)	4,700,000	4,701,344

		67,807,712

Commercial Banks (4.3%)
Bank One N.A./Illinois
3.700%, 1/15/08#	1,250,000	1,239,581
Bank One N.A./Texas
6.250%, 2/15/08	1,000,000	1,003,921
BankBoston N.A.
6.375%, 4/15/08#	625,000	629,063
Charter One Bank N.A.
5.405%, 4/24/09 (l)	5,600,000	5,605,236
Commonwealth Bank of Australia
5.360%, 6/8/09 §(l)	600,000	600,262
Depfa ACS Bank
3.625%, 10/29/08^	2,000,000	1,957,822
DnB NOR Bank ASA
5.425%, 10/13/09 §(l)	6,100,000	6,100,104
Eksportfinans A/S
3.375%, 1/15/08	4,070,000	4,031,400
HBOS Treasury Services plc
3.600%, 8/15/07 §	780,000	778,994
3.500%, 11/30/07 §	1,285,000	1,276,600
5.397%, 7/17/09^§	4,300,000	4,302,911
5.000%, 11/21/11 §	9,490,000	9,304,888
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/31/49 §(l)	550,000	515,462
ICICI Bank Ltd.
5.895%, 1/12/10 §(l)	3,400,000	3,405,671
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 9/15/10	3,950,000	3,839,357
Mellon Capital IV,
Series 1
6.244%, 6/29/49 (l)	2,100,000	2,118,942

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Mizuho Financial Group, Inc./Aruba
1.433%, 10/2/27 †(l)	JPY	300,000,000	$2,466,274
National Australia Bank Ltd.
5.400%, 9/11/09 §(l)		$6,200,000	6,205,661
National Westminster Bank plc/United Kingdom
7.375%, 10/1/09		725,000	753,309
Rabobank Capital Funding II
5.260%, 12/29/49 §(l)		780,000	748,017
Rabobank Nederland
0.200%, 6/20/08	JPY	148,000,000	1,193,388
5.360%, 4/6/09 §(l)		$6,330,000	6,333,298
Royal Bank of Scotland plc
5.360%, 4/11/08 §(l)		2,700,000	2,702,060
5.405%, 7/21/08 §(l)		1,200,000	1,200,793
5.760%, 7/6/12 (l)		2,900,000	2,900,049
Santander U.S. Debt S.A. Unipersonal
5.415%, 10/21/08 §(l)		8,900,000	8,906,284
Sumitomo Mitsui Banking Corp.
1.335%, 12/31/49 (l)	JPY	200,000,000	1,655,167
1.521%, 12/31/49 (l)		100,000,000	822,003
5.625%, 12/31/49 §(l)		$300,000	285,900
SunTrust Banks, Inc.
3.625%, 10/15/07		845,000	840,643
4.000%, 10/15/08		895,000	878,946
SunTrust Capital VIII
6.100%, 12/15/36 (l)		1,450,000	1,327,846
U.S. Bancorp
3.950%, 8/23/07		100,000	99,797
U.S. Bank N.A./Ohio
4.400%, 8/15/08		2,270,000	2,238,379
Unicredito Luxembourg Finance S.A.
5.405%, 10/24/08 §(l)		8,200,000	8,202,304
Wachovia Bank N.A./ North Carolina
4.375%, 8/15/08		270,000	266,196
5.360%, 2/23/09 (l)		1,600,000	1,600,237
5.400%, 3/23/09 (l)		13,825,000	13,828,028
Wachovia Corp.
6.300%, 4/15/08		1,165,000	1,172,408
Wells Fargo & Co.
4.200%, 1/15/10		1,950,000	1,900,618
4.625%, 8/9/10		2,390,000	2,337,105
4.875%, 1/12/11		460,000	451,494

			118,026,418

Consumer Finance (0.8%)
Ford Motor Credit Co. LLC
4.950%, 1/15/08		3,900,000	3,870,797
5.625%, 10/1/08		3,600,000	3,553,477
7.250%, 10/25/11		3,150,000	3,031,661
7.800%, 6/1/12^		250,000	243,882
HSBC Finance Corp.
5.500%, 12/5/08 (l)		2,500,000	2,505,640
SLM Corp.
5.495%, 7/27/09 (l)		5,900,000	5,752,618
5.655%, 1/27/14^ (l)		2,950,000	2,558,597

			21,516,672

Diversified Financial Services (5.2%)
Associates Corp. of North America
6.250%, 11/1/08#		650,000	657,118
6.875%, 11/15/08		4,100,000	4,179,023
Bank of America Corp.
6.250%, 4/1/08		425,000	427,291
5.510%, 2/17/09 (l)		9,055,000	9,075,165
5.370%, 3/24/09 (l)		8,275,000	8,276,076
5.625%, 10/14/16		3,050,000	3,002,472
Bank of America N.A.
5.360%, 12/18/08 (l)		3,800,000	3,800,874
6.100%, 6/15/17		1,275,000	1,289,450
Belvoir Land LLC,
Series A-1
5.270%, 12/15/47 §		825,000	733,697
BTM Curacao Holdings N.V.
1.187%, 12/31/49 (l)	JPY	100,000,000	811,932
Caterpillar Financial Services Corp.
5.408%, 8/11/09 (l)		$6,100,000	6,101,848
CIT Group, Inc.
5.570%, 5/23/08^ (l)		5,900,000	5,905,841
Citigroup Global Markets Holdings, Inc.
5.460%, 3/17/09 (l)		19,200,000	19,221,408
Citigroup, Inc.
3.500%, 2/1/08		2,615,000	2,588,554
5.400%, 12/26/08 (l)		300,000	300,148
3.625%, 2/9/09		980,000	954,469
6.200%, 3/15/09		905,000	917,161
5.390%, 12/28/09 (l)		4,100,000	4,100,927
4.125%, 2/22/10^		6,580,000	6,383,107
4.625%, 8/3/10		485,000	474,746
5.875%, 5/29/37		3,435,000	3,274,747
General Electric Capital Corp.
3.450%, 7/16/07		700,000	699,492
5.355%, 10/24/08 (l)		3,000,000	3,001,218
5.460%, 6/15/09 (l)		5,100,000	5,111,414
5.417%, 5/10/10 (l)		3,700,000	3,703,622
5.000%, 12/1/10		17,325,000	17,094,508
5.000%, 11/15/11		12,270,000	12,024,220
Irwin Land LLC,
Series A-1
5.030%, 12/15/25 §		725,000	661,244
Series A-2
5.300%, 12/15/35		1,195,000	1,094,106
JPMorgan Chase & Co.
4.000%, 2/1/08		740,000	733,718
6.375%, 2/15/08		775,000	777,227
JPMorgan Chase Bank N.A.
6.000%, 7/5/17		5,400,000	5,400,162
MassMutual Global Funding II
2.550%, 7/15/08 §		850,000	820,267
Nationwide Building Society
3.500%, 7/31/07 §		1,975,000	1,972,246
4.250%, 2/1/10 §		295,000	286,093
New York Life Global Funding
3.875%, 1/15/09 §		775,000	758,221
Pemex Finance Ltd.
9.030%, 2/15/11#		80,000	85,279
Pricoa Global Funding I
4.350%, 6/15/08 §		1,275,000	1,255,799
Racers,
Series 97-R-8-3
5.660%, 8/15/07 †(b)(l).		800,000	799,930
TIAA Global Markets, Inc.
3.875%, 1/22/08 §		615,000	609,217
UFJ Finance Aruba AEC
6.750%, 7/15/13		310,000	327,327
USAA Capital Corp.
4.000%, 12/10/07 §		975,000	968,636
ZFS Finance USA Trust V
6.500%, 5/9/37 §(l)		1,945,000	1,881,097

			142,541,097

Insurance (0.9%)
Allstate Corp.
6.125%, 5/15/37^ (l)		1,480,000	1,425,857
American International Group, Inc.
5.395%, 1/29/10^ §(l)		10,400,000	10,407,420
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07		2,140,000	2,139,803

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
4.125%, 1/15/10		$85,000	$82,640
4.750%, 5/15/12^		760,000	738,741
Chubb Corp.
6.375%, 3/29/37 (l)		1,450,000	1,417,954
MetLife, Inc.
6.400%, 12/15/36^		2,865,000	2,653,999
Progressive Corp.
6.700%, 6/15/37 (l)		2,390,000	2,375,347
Travelers Cos., Inc.
6.250%, 3/15/37 (l)		3,375,000	3,243,203

			24,484,964

Real Estate Investment Trusts (REITs) (0.1%)
AvalonBay Communities, Inc. (REIT)
6.625%, 9/15/11#		270,000	280,294
Rouse Co. (REIT)
3.625%, 3/15/09		1,160,000	1,111,802

			1,392,096

Real Estate Management & Development (0.0%)
ERP Operating LP
6.625%, 3/15/12		445,000	461,914

Total Financials			462,934,678

Government Securities (80.0%)
Agency ABS (0.2%)
Small Business Administration Participation Certificates,
Series 04-20A 1
4.930%, 1/1/24		735,253	709,167
Series 04-20C 1
4.340%, 3/1/24		4,995,012	4,625,878
Series 05-20B 1
4.625%, 2/1/25		432,933	406,068
Small Business Administration,
Series 03-10A 1
4.628%, 3/10/13		767,217	734,198

			6,475,311

Agency CMO (5.1%)
Federal Home Loan Mortgage Corp.
4.500%, 12/15/13		3,316,445	3,287,427
4.500%, 2/15/15		3,654,912	3,608,396
4.500%, 1/15/16		3,893,016	3,828,809
5.000%, 6/15/16		9,597	9,580
5.000%, 11/15/17		2,660,000	2,581,686
5.000%, 12/15/19		2,313,125	2,306,697
4.500%, 10/15/23		5,300,000	5,243,254
5.500%, 2/15/26		4,920,464	4,914,114
5.500%, 4/15/26		6,411,615	6,402,497
5.500%, 2/15/27		7,938,123	7,926,384
5.500%, 5/15/29		21,362,708	21,147,983
5.670%, 12/15/29 (l)		26,501	26,591
5.500%, 1/15/31		2,952,161	2,941,353
5.500%, 7/15/33		160,828	159,957
5.500%, 10/15/33		2,574,402	2,559,858
5.500%, 4/15/35		4,917,778	4,895,242
5.500%, 8/1/35 IO		6,731,048	1,789,293
5.500%, 2/1/36 IO		10,030,839	2,758,578
Pass Through Trust
6.500%, 7/25/43		829,790	841,178
Federal National Mortgage Association
4.500%, 2/25/17		2,320,570	2,270,201
4.500%, 3/25/17		1,811,914	1,772,380
5.000%, 3/25/18		1,190,000	1,139,780
5.500%, 9/25/24		8,207,037	8,187,502
5.500%, 10/25/24		9,405,420	9,382,357
5.500%, 5/25/27		5,274,438	5,260,654
5.500%, 9/25/27		6,329,637	6,309,423
6.000%, 8/25/28		2,034,094	2,039,485
5.500%, 2/25/29		6,547,028	6,522,834
5.310%, 8/25/33		2,900,000	2,860,576
5.500%, 12/25/33		4,098,563	4,058,537
5.500%, 1/25/34		3,271,960	3,238,130
6.500%, 7/25/34		2,155,939	2,189,998
5.500%, 2/25/35		2,910,875	2,893,043
5.500%, 8/25/35		941,230	933,460
5.000%, 7/1/36 IO		14,626,762	3,550,677
Government National Mortgage Association
6.500%, 6/20/32		207,423	211,274

			140,049,188

Foreign Governments (0.8%)
Export-Import Bank of China
5.250%, 7/29/14^§		3,700,000	3,617,745
Federative Republic of Brazil
12.500%, 1/5/22		1,900,000	1,269,129
10.250%, 1/10/28		3,000,000	1,743,390
Israel Government AID Bond
5.500%, 4/26/24		1,950,000	1,931,906
5.500%, 9/18/33		1,945,000	1,941,341
Republic of Chile
5.500%, 1/15/13		1,000,000	990,100
Republic of Croatia, Series A
6.213%, 7/31/10 (l)		720,682	722,260
Republic of Italy
3.800%, 3/27/08	JPY	364,000,000	3,018,242
Republic of Panama
9.625%, 2/8/11		$350,000	394,118
Republic of Peru
9.125%, 1/15/08		400,000	404,000
Republic of South Africa
7.375%, 4/25/12		60,000	63,906
6.500%, 6/2/14		1,480,000	1,524,400
Russian Federation
7.500%, 3/31/30 (m)(e)		2,835,750	3,123,579
United Mexican States
6.055%, 1/13/09 (l)		950,000	954,750
10.375%, 2/17/09		1,352,000	1,453,941

			23,152,807

Municipal Bonds (0.0%)
City of Chicago, Illinois
6.225%, 1/1/14 §(l)		200,000	200,414
Los Gatos, California Union School District
5.000%, 8/1/30		160,000	164,890
New York City Municipal Water Finance Authority
6.240%, 6/15/34 §(l)		100,000	106,734

			472,038

U.S. Government Agencies (57.2%)
Federal Farm Credit Bank
4.100%, 6/16/11		200,000	191,694
Federal Home Loan Bank
2.850%, 6/26/08		2,000,000	1,952,006
4.010%, 9/17/08		3,000,000	2,956,116
4.000%, 1/16/09 (e)		1,800,000	1,767,503
4.000%, 4/20/09 (e)		1,800,000	1,763,327
4.120%, 11/9/09		600,000	585,747
4.125%, 1/5/10		500,000	487,424
4.500%, 6/22/10		10,900,000	10,695,134
4.500%, 6/12/13		3,700,000	3,524,180
4.625%, 9/11/20		32,800,000	30,095,378
Federal Home Loan Mortgage Corp.
6.875%, 7/15/08		8,770	8,819
4.000%, 10/7/09		2,000,000	1,948,988
4.000%, 6/1/10		1,073,232	1,046,781
4.625%, 5/28/13		850,000	813,429
6.000%, 1/1/14		31,132	31,414
5.500%, 2/1/14		329,943	327,656

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 7/1/14	$17,702	$17,840
6.000%, 2/1/17	618,901	622,353
6.000%, 3/1/17	5,052	5,080
6.500%, 3/1/17	91,016	92,901
6.000%, 4/1/17	564,471	567,620
6.000%, 5/1/17	4,306	4,330
6.000%, 7/1/17	85,706	86,180
6.000%, 8/1/17	114,064	114,700
5.500%, 11/1/17	126,140	124,690
4.500%, 4/1/19	271,976	258,815
4.000%, 5/1/19	34,226	31,800
4.500%, 5/1/19	1,695,832	1,613,771
4.500%, 6/1/19	583,177	555,324
4.500%, 8/1/19	63,788	60,701
4.500%, 11/1/19	1,424,286	1,355,364
4.500%, 2/1/20	21,926	20,820
4.500%, 5/1/20	109,263	103,750
4.500%, 8/1/20	3,316,148	3,155,679
4.000%, 9/1/20	86,659	80,283
5.000%, 10/1/20	6,069,293	5,870,017
5.500%, 3/1/23	71,045	69,478
6.500%, 4/1/31	1,288	1,314
5.500%, 11/1/31	1,537,875	1,490,242
7.385%, 11/1/31 (l)	31,843	32,083
5.500%, 11/1/32	805,853	780,893
5.500%, 1/1/33	118,516	114,851
5.500%, 2/1/33	702,776	681,045
5.500%, 3/1/33	49,019	47,504
5.500%, 4/1/33	68,176	66,069
5.500%, 5/1/33	23,626	22,896
5.500%, 10/1/33	70,828	68,639
5.000%, 4/1/34	3,946,363	3,714,717
4.773%, 1/1/35 (l)	5,386,748	5,268,434
5.500%, 10/1/35	887,431	857,907
5.345%, 4/1/36 (l)	4,987,145	4,943,258
5.542%, 4/1/36 (l)	8,280,348	8,143,960
5.000%, 5/1/36	653,851	613,408
6.000%, 9/1/36	265,686	263,430
5.000%, 1/1/37	100,000	93,815
5.677%, 1/1/37 (l)	6,758,122	6,756,120
1.330%, 6/15/37 (l)	78,795,000	3,727,373
4.500%, 7/15/22 TBA	4,700,000	4,460,592
6.000%, 7/15/22 TBA	8,000,000	8,032,496
5.500%, 7/15/37 TBA	95,000,000	91,615,625
6.000%, 7/15/37 TBA	4,000,000	3,962,500
5.500%, 8/15/37 TBA	46,000,000	44,346,852
6.000%, 8/15/37 TBA	11,000,000	10,886,568
Federal National Mortgage Association
3.740%, 2/24/09	10,600,000	10,354,038
4.040%, 3/16/09	500,000	490,410
4.000%, 7/23/09	187,000	182,663
7.250%, 1/15/10^	8,625,000	9,039,811
5.570%, 12/15/10	16,750,000	16,717,538
4.000%, 11/28/11	4,100,000	3,891,892
4.625%, 5/1/13^	5,650,000	5,416,169
5.125%, 1/2/14^	2,575,000	2,515,924
4.000%, 5/1/14	6,684,284	6,407,138
7.000%, 4/1/15	76,498	78,820
6.000%, 2/1/16	2,260,012	2,272,803
6.000%, 3/1/16	393,586	395,814
7.000%, 4/1/16	94,855	97,664
5.500%, 2/1/17	484,744	479,342
5.500%, 6/1/17	150,180	148,506
5.500%, 8/1/17	140,349	138,785
5.500%, 10/1/17	127,965	126,539
5.500%, 12/1/17	7,776	7,689
5.000%, 1/1/18	3,353,453	3,252,767
5.500%, 1/1/18	464,744	459,564
5.000%, 3/1/18	5,015,052	4,865,151
4.500%, 4/1/18	412,616	393,155
5.500%, 4/1/18	867,046	857,235
4.500%, 5/1/18	583,776	556,352
5.000%, 6/1/18	4,878,030	4,732,224
4.500%, 10/1/18	313,720	298,923
5.000%, 10/1/18	18,283	17,736
5.500%, 10/1/18	14,101	13,941
5.500%, 11/1/18	5,245,483	5,187,021
5.000%, 12/1/18	8,121,105	7,877,271
5.000%, 1/1/19	602,145	584,147
5.500%, 3/1/19	511,961	506,067
5.000%, 5/1/19	532,597	516,102
5.500%, 5/1/19	1,301,942	1,287,432
4.000%, 6/1/19	7,152,487	6,637,041
5.000%, 6/1/19	58,305	56,490
5.500%, 7/1/19	158,877	156,922
5.500%, 8/1/19	769,423	759,799
5.500%, 9/1/19	413,261	408,092
5.500%, 11/1/19	429,465	424,094
5.000%, 12/1/19	8,631,162	8,362,548
5.500%, 6/1/20	4,438,953	4,387,971
5.500%, 10/1/20	839,228	827,422
5.500%, 1/1/21	999,516	984,934
5.500%, 2/1/21	293,832	289,545
5.000%, 3/1/21	6,325,799	6,136,719
7.284%, 1/1/28 (l)	201,220	203,859
6.500%, 2/1/31	1,202	1,225
6.500%, 8/1/31	567	578
7.000%, 8/1/31	46,974	48,718
7.000%, 3/1/32	26,184	27,122
7.000%, 4/1/32	164,285	170,342
7.000%, 5/1/32	9,832	10,184
6.500%, 6/1/32	154,466	157,202
6.500%, 8/1/32	241,825	246,528
6.500%, 9/1/32	2,255,799	2,295,753
7.000%, 10/1/32	52,589	54,540
5.500%, 11/1/32	544,299	527,482
6.500%, 11/1/32	367,827	374,342
6.500%, 12/1/32	97,568	99,296
5.500%, 1/1/33	1,026,216	994,509
5.500%, 2/1/33	2,165,619	2,098,623
5.500%, 3/1/33	4,677,004	4,511,950
5.642%, 3/1/33 (l)	230,217	232,020
5.500%, 4/1/33	2,629,029	2,547,245
5.500%, 6/1/33	29,683,997	28,761,227
5.500%, 7/1/33	121,799	118,010
5.500%, 8/1/33	134,079	129,908
5.500%, 10/1/33	1,011,760	980,286
6.500%, 10/1/33	7,113	7,228
5.500%, 11/1/33	969,809	939,640
5.500%, 12/1/33	406,618	393,969
5.500%, 2/1/34	10,787,335	10,450,717
6.000%, 2/1/34	4,224,870	4,200,097
5.500%, 3/1/34	6,853,838	6,635,783
5.500%, 4/1/34	13,598,839	13,175,170
5.500%, 5/1/34	14,708,476	14,243,912
5.500%, 6/1/34	16,031,352	15,521,547
5.500%, 7/1/34	14,557,227	14,095,071
5.500%, 8/1/34	690,165	668,468
6.000%, 8/1/34	2,602,919	2,587,657
5.500%, 9/1/34	18,263,005	17,681,969
5.500%, 11/1/34	41,475,950	40,156,396
5.500%, 12/1/34	400,720	387,971
5.500%, 1/1/35	55,322,406	53,562,329
5.500%, 2/1/35	90,265,349	87,461,306
5.500%, 3/1/35	10,851,754	10,494,924
6.000%, 3/1/35	18,256	18,092

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 4/1/35	$14,039,316	$13,974,238
5.500%, 5/1/35	563,958	546,414
6.000%, 5/1/35	812,507	805,211
6.000%, 7/1/35	508,919	504,349
6.000%, 8/1/35	1,542,505	1,528,653
6.000%, 9/1/35	1,810,983	1,794,582
5.000%, 10/1/35	568,389	534,027
5.500%, 10/1/35	1,743,801	1,686,137
6.000%, 10/1/35	3,694,865	3,661,685
5.000%, 11/1/35	10,513,662	9,878,055
5.500%, 11/1/35	2,308,782	2,232,435
6.000%, 11/1/35	2,792,690	2,767,611
5.500%, 12/1/35	8,749,148	8,470,795
6.000%, 12/1/35	35,436	35,118
5.209%, 1/1/36 (l)	4,170,755	4,170,703
6.000%, 1/1/36	981,969	973,150
6.000%, 2/1/36	7,493,469	7,418,491
6.500%, 2/1/36	786,001	793,645
6.000%, 3/1/36	3,868,728	3,830,239
6.000%, 4/1/36	99,015	98,011
6.000%, 5/1/36	2,793,919	2,765,581
6.500%, 5/1/36	712,037	718,962
5.500%, 6/1/36	958,104	924,529
6.000%, 6/1/36	469,744	464,980
6.500%, 6/1/36	409,829	413,816
5.000%, 7/1/36	69,077,333	64,780,681
5.500%, 7/1/36	476,495	459,797
6.000%, 7/1/36	3,047,697	3,016,786
6.500%, 7/1/36	8,297,041	8,377,737
6.000%, 8/1/36	879,400	870,481
6.500%, 8/1/36	5,312,623	5,364,293
6.000%, 9/1/36	2,500,159	2,474,802
6.500%, 9/1/36	25,259,222	25,504,890
6.000%, 10/1/36	1,313,859	1,300,534
6.500%, 10/1/36	4,157,427	4,197,862
6.000%, 11/1/36	1,598,616	1,582,403
6.500%, 11/1/36	524,707	529,810
6.000%, 12/1/36	1,456,472	1,441,700
6.500%, 12/1/36	26,105,413	26,359,310
6.000%, 1/1/37	199,012	196,994
6.500%, 1/1/37	7,227,477	7,297,770
7.000%, 1/1/37	100,000	102,682
6.500%, 2/1/37	10,993,873	11,100,798
6.500%, 3/1/37	43,582,978	44,006,452
5.372%, 5/1/37 (l)	7,154,621	7,094,898
5.914%, 5/1/37 (l)	4,119,776	4,096,867
6.000%, 6/1/37	600,000	593,575
7.307%, 12/1/40 (l)	194,437	196,785
4.500%, 7/25/22 TBA	22,500,000	21,346,875
5.000%, 7/25/22 TBA	28,000,000	27,055,000
5.500%, 7/25/22 TBA	56,500,000	55,652,500
5.000%, 7/25/37 TBA	110,500,000	103,524,687
5.500%, 7/25/37 TBA	66,300,000	63,938,062
6.000%, 7/25/37 TBA	173,300,000	171,404,445
6.500%, 7/25/37 TBA	26,000,000	26,243,750
5.000%, 8/25/37 TBA	35,000,000	32,779,670
5.500%, 8/25/37 TBA	500,000	481,875
6.500%, 8/25/37 TBA	12,300,000	12,403,787
Government National Mortgage Association
5.750%, 7/20/27 (l)	11,570	11,674
6.000%, 9/15/28	13,587	13,569
6.000%, 11/15/28	23,820	23,787
6.000%, 1/15/29	67,866	67,762
6.000%, 2/15/29	21,720	21,687
6.500%, 5/15/29	39,692	40,552
6.000%, 6/15/29	30,213	30,167
7.000%, 9/15/31	51,610	53,797
7.000%, 10/15/31	9,986	10,405
6.000%, 11/15/31	15,094	15,064
6.000%, 12/15/31	97,715	97,522
7.000%, 2/15/32	45,397	47,310
7.000%, 4/15/32	27,779	28,950
7.000%, 5/15/32	28,431	29,630
6.000%, 7/15/32	55,273	55,153
6.000%, 1/15/33	58,730	58,569
6.000%, 2/15/33	86,442	86,204
7.000%, 2/15/33	50,234	52,360
5.500%, 4/15/33	150,085	145,982
6.000%, 9/15/34	2,016,165	2,009,076
6.000%, 12/15/34	168,219	167,628
6.000%, 1/15/35	759,259	755,982
6.000%, 2/15/35	325,955	324,548
6.000%, 3/15/35	1,383,870	1,377,898
6.000%, 5/15/35	103,932	103,483
6.000%, 7/15/35	787,587	784,432
6.000%, 9/15/35	99,328	98,899
6.000%, 10/15/35	311,140	309,797
6.000%, 12/15/35	491,072	488,953
6.000%, 1/15/36	196,199	195,257
6.000%, 2/15/36	337,748	336,126
6.000%, 3/15/36	276,034	274,707
6.000%, 4/15/36	277,629	276,295
6.000%, 5/15/36	1,644,924	1,637,019
6.000%, 6/15/36	2,215,876	2,205,226
6.000%, 7/15/36	4,117,558	4,097,770
6.000%, 8/15/36	4,245,844	4,226,762
6.000%, 9/15/36	3,036,716	3,022,120
6.000%, 10/15/36	4,816,686	4,793,537
Resolution Funding Strip
(Zero Coupon), 7/15/18	75,000	41,718
(Zero Coupon), 10/15/18	75,000	41,103
Small Business Administration
4.524%, 2/10/13	708,131	675,776
4.504%, 2/1/14	749,470	715,267
U.S. Department of Housing and Urban Development
5.380%, 8/1/18	1,660,000	1,615,401

		1,569,105,987

U.S. Treasuries (16.7%)
U.S. Treasury Bonds
6.000%, 2/15/26	4,250,000	4,639,138
6.125%, 8/15/29	5,900,000	6,618,142
4.750%, 2/15/37	5,025,000	4,738,027
U.S. Treasury Notes
4.750%, 12/31/08	286,900,000	286,025,816
5.125%, 6/30/11	139,370,000	140,426,146
4.750%, 5/31/12	14,950,000	14,833,211

		457,280,480

Total Government Securities		2,196,535,811

Health Care (0.1%)
Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
5.875%, 11/15/36	1,925,000	1,815,980
6.875%, 8/1/97	150,000	154,587

Total Health Care		1,970,567

Industrials (0.1%)
Airlines (0.1%)
Continental Airlines, Inc.,
Series 99-2
7.056%, 9/15/09	850,000	860,625

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
United Air Lines, Inc.,
Series 01-1
6.602%, 9/1/13	$231,114	$232,847

		1,093,472

Industrial Conglomerates (0.0%)
General Electric Co.
5.000%, 2/1/13	1,081,000	1,048,071

Total Industrials		2,141,543

Materials (0.1%)
Metals & Mining (0.1%)
Teck Cominco Ltd.
6.125%, 10/1/35	1,075,000	994,022

Paper & Forest Products (0.0%)
Koch Forest Products, Inc.
7.345%, 12/20/12 (l)	47,619	47,707
7.353%, 12/20/12 (l)	761,905	763,305
7.364%, 12/20/12 (l)	177,976	178,303

		989,315

Total Materials		1,983,337

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.6%)
AT&T Corp.
7.300%, 11/15/11	38,000	40,450
8.000%, 11/15/31	698,000	829,629
BellSouth Corp.
4.240%, 4/26/08 §	3,600,000	3,567,769
5.460%, 8/15/08 (l)	3,000,000	3,002,286
Citizens Communications Co.
9.000%, 8/15/31	65,000	66,950
New England Telephone & Telegraph
7.875%, 11/15/29	25,000	27,352
Qwest Communications International, Inc.
8.860%, 2/15/09^ (l)	667,000	673,670
Qwest Corp.
7.625%, 6/15/15^	1,580,000	1,631,350
Telecom Italia Capital S.A.
5.250%, 10/1/15	1,575,000	1,464,539
6.000%, 9/30/34	210,000	189,194
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	1,050,000	1,064,650
7.045%, 6/20/36	950,000	983,798
Telefonica Europe B.V.
7.750%, 9/15/10	550,000	583,046
Verizon Communications, Inc.
5.350%, 2/15/11^	600,000	596,470
6.940%, 4/15/28	225,000	231,413
7.750%, 6/15/32	425,000	475,749
Verizon Maryland, Inc.,
Series B
5.125%, 6/15/33^	465,000	376,270
Verizon New Jersey, Inc.,
Series A
5.875%, 1/17/12	1,040,000	1,043,864

		16,848,449

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
5.460%, 6/27/08 §(l)	1,000,000	998,910
Sprint Nextel Corp.
6.000%, 12/1/16	1,600,000	1,517,848
Vodafone Group plc
5.450%, 12/28/07 (l)	4,165,000	4,166,758
7.750%, 2/15/10	1,985,000	2,085,050

		8,768,566

Total Telecommunication Services		25,617,015

Utilities (0.8%)
Electric Utilities (0.3%)
Appalachian Power Co.,
Series G
3.600%, 5/15/08	650,000	639,665
CenterPoint Energy Resources Corp.
6.150%, 5/1/16^	1,000,000	999,557
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	872,837
Florida Power & Light Co.
4.950%, 6/1/35^	875,000	742,588
Florida Power Corp.
5.900%, 3/1/33	275,000	264,343
Pepco Holdings, Inc.
6.450%, 8/15/12	2,130,000	2,185,591
Scottish Power plc
4.910%, 3/15/10	1,100,000	1,084,052
TXU Electric Delivery Co.
5.735%, 9/16/08 §(l)	1,500,000	1,500,495

		8,289,128

Gas Utilities (0.0%)
Consolidated Natural Gas Co.,
Series A
5.000%, 3/1/14	250,000	238,205
Southern Natural Gas Co.
6.125%, 9/15/08	300,000	301,219

		539,424

Multi-Utilities (0.5%)
CMS Energy Corp.
9.875%, 10/15/07^	1,430,000	1,443,292
Dominion Resources, Inc.,
Series B
5.540%, 11/14/08 (l)	1,500,000	1,501,589
Series D
5.660%, 9/28/07 (l)	2,400,000	2,400,552
5.125%, 12/15/09	150,000	148,927
Energy East Corp.
6.750%, 7/15/36	950,000	984,229
Ipalco Enterprises, Inc.
8.375%, 11/14/08	3,290,000	3,355,800
Midamerican Energy Holdings Co.
5.950%, 5/15/37 §	2,350,000	2,214,781
PSEG Power LLC
6.950%, 6/1/12	400,000	418,673
Texas Eastern Transmission LP
5.250%, 7/15/07	120,000	119,972

		12,587,815

Total Utilities		21,416,367

Total Long-Term Debt Securities (119.4%)
(Cost $3,311,288,805)		3,276,137,161

SHORT-TERM INVESTMENTS:
Commercial Paper (6.6%)
Barclays U.S. Funding Corp.
5.19%, 9/26/07 (p)	66,500,000	65,667,420
Danske Corp.
5.13%, 9/5/07 (n)(p)	11,000,000	10,895,940
DnB NOR Bank ASA
5.30%, 7/6/07 (n)(p)	40,000,000	39,964,666
Fortis Funding LLC
5.30%, 7/26/07 (n)(p)	28,300,000	28,192,185

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Societe Generale North America, Inc.
5.20%, 10/1/07 (p)		$38,500,000	$37,989,875

Total Commercial Paper			182,710,086

Government Securities (1.3%)
Dutch Treasury Certificates
3.80%, 8/31/07 (p)	EUR	6,140,000	8,256,162
France Treasury Bills
3.81%, 8/23/07 (p)		1,700,000	2,287,781
3.88%, 9/13/07 (p)		13,420,000	18,017,800
U.S. Treasury Bills
4.46%, 9/13/07 (p)#		$7,445,000	7,376,417

Total Government Securities			35,938,160

Short-Term Investments of Cash Collateral for Securities Loaned (1.8%)
Abbey National plc/London
5.43%, 7/2/07		1,484,604	1,484,604
Accredited Mortgage Loan Trust,
Series 06-2 A1
5.36%, 6/27/08 (l)		74,477	74,477
Aquinas Funding LLC
5.34%, 8/2/07		448,499	448,499
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)		599,234	599,234
Barclays Capital, Repurchase Agreement
5.42%, 7/2/07 (r)		9,498,865	9,498,865
Barclays plc/London
5.43%, 7/2/07		1,897,576	1,897,576
Bavaria TRR Corp.
5.35%, 7/25/07		1,988,576	1,988,576
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)		439,439	439,439
Belmont Funding LLC
5.31%, 7/19/07		1,478,461	1,478,461
Beta Finance, Inc.
5.37%, 1/31/08 (l)		79,898	79,898
5.37%, 3/10/08 (l)		199,716	199,716
Cantabric Financing LLC
5.34%, 9/25/07		1,478,130	1,478,130
Cedar Springs Capital Co. LLC
5.33%, 7/19/07		1,182,709	1,182,709
5.32%, 7/23/07		591,629	591,629
CIT Group Holdings, Inc.
5.37%, 6/18/08 (l)		958,775	958,775
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)		499,362	499,362
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)		467,762	467,762
Comerica Bank
5.35%, 3/16/09 (l)		199,724	199,724
Concord Minutemen C.C. LLC,
Series B
5.33%, 7/12/07		898,845	898,845
Series C
5.32%, 7/3/07		994,607	994,607
Crown Point Capital Co. LLC
5.31%, 7/25/07		886,946	886,946
DekaBank Deutsche Girozentrale
5.38%, 7/29/08 (l)		519,337	519,337
Deutsche Bank AG/London
5.34%, 8/20/07 (l)		59,923	59,923
5.34%, 10/18/07 (l)		1,198,469	1,198,469
Deutsche Bank AG/New York
5.47%, 1/22/08 (l)		199,745	199,745
Fenway Funding LLC
5.35%, 8/9/07		886,866	886,866
Fifth Third Bancorp
5.32%, 7/29/08 (l)		59,923	59,923
First Tennessee Bank
5.34%, 7/29/08 (l)		1,797,536	1,797,536
General Electric Capital Corp.
5.40%, 3/12/10 (l)		79,898	79,898
Glitnir Banki hf
5.44%, 12/28/07 (l)		998,724	998,724
Goldman Sachs Group, Inc.
5.38%, 6/27/08 (l)		219,719	219,719
5.50%, 7/29/08 (l)		399,490	399,490
5.41%, 3/27/09 (l)		559,285	559,285
Gotham Funding Corp.
5.37%, 7/3/07		897,781	897,781
Hartford Life, Inc.
5.45%, 6/27/08 (l)		159,796	159,796
HBOS Treasury Services plc
5.47%, 7/2/07		1,204,961	1,204,961
ING Bank N.V./Amsterdam
5.43%, 7/2/07		2,197,193	2,197,193
K2 (USA) LLC
5.37%, 5/29/09 (l)		798,540	798,540
5.37%, 6/18/09		998,125	998,125
Kommunalkredit Austria AG
5.32%, 7/29/08 (l)		1,198,417	1,198,417
Lehman Brothers, Inc.
5.50%, 9/28/07 (l)		69,911	69,911
Links Finance LLC
5.37%, 6/25/09 (l)		299,467	299,467
MBIA Global Funding LLC
5.37%, 3/30/09 (l)		499,362	499,362
Monumental Global Funding II
5.36%, 4/25/08 (l)		239,694	239,694
5.43%, 6/28/10 (l)		938,801	938,801
Morgan Stanley
5.53%, 5/7/09 (l)		998,724	998,724
Morgan Stanley ABS Capital I,
Series 07-NC2 A2A
5.43%, 5/1/09 (l)		185,667	185,667
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)		599,234	599,234
5.37%, 1/28/08 (l)		599,235	599,235
New York Life Insurance Co.
5.41%, 6/29/07 (l)		179,770	179,770
5.41%, 9/28/07 (l)		499,362	499,362
Park Granada LLC
5.32%, 7/6/07		593,533	593,533
Pricoa Global Funding I
5.40%, 6/25/10 (l)		599,055	599,055
Rhein-Main Securitisation Ltd.
5.35%, 7/16/07 (l)		756,654	756,654
Saxon Asset Securities Trust,
Series 07-2 A2A
5.42%, 4/30/09 (l)		95,991	95,991
Solitaire Funding LLC
5.34%, 9/26/07		492,637	492,637
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)		59,923	59,923
Wachovia Bank N.A.
5.37%, 10/2/08 (l)		199,745	199,745
Washington Mutual Asset-Backed Certificates,
Series 07-HE2 2A1
5.43%, 4/10/09 (l)		283,536	283,536

Total Short-Term Investments of Cash Collateral for Securities Loaned			48,971,863

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (8.2%)
JPMorgan Chase Nassau
4.76%, 7/2/07	$224,977,175	$224,977,175

Total Short-Term Investments (17.9%) (Cost/Amortized Cost $492,297,045)		492,597,284

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
U.S. Treasury Note 10 Year Futures
August-2007 @ $111.00*	1,106	17,281
August-2007 @ $112.00*	4,000	62,500

Total Call Options Purchased		79,781

Put Options Purchased (0.0%)
EuroDollar Futures
September 2007 @ $86.50*	77,500,000	2,248
September 2007 @ $89.03*	590,000,000	6,254
September 2007 @ $91.50*	1,512	9,450
December 2007 @ $92.00*	720	4,500
December 2007 @ $93.00*	1,490	9,313
March 2008 @$93.00*	2,190	13,687
June 2008 @ $93.00*	5,407	33,794
June 2008 @ $92.50*	6,700	41,875

Total Put Options Purchased		121,121

Total Options Purchased (0.0%) (Cost $283,552)		200,902

Total Investments Before Securities Sold Short (137.3%) (Cost/Amortized Cost $3,803,869,402)		3,768,935,347

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-1.0%)
Federal Home Loan Mortgage Corp.
5.000%, 8/15/37 TBA	$(4,700,000)	(4,403,313)
Government National Mortgage Association
6.000%, 7/15/37 TBA	(22,700,000)	(22,579,418)

Total Securities Sold Short (-1.0) (Proceeds Received $26,885,844)		(26,982,731)

Total Investments (136.3%) (Cost/Amortized Cost $3,776,983,558)		3,741,952,616
Other Assets Less Liabilities (-36.3%)		(997,206,964)

Net Assets (100%)		$2,744,745,652

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $3,266,204 or 0.12% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $116,253,374 or 4.24% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(b)	Illiquid security.
(e)	Step Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2007. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO	— Collateralized Mortgage Obligation
EUR	— European Currency Unit
IO	— Interest only
JPY	— Japanese Yen
TBA	— Security is subject to delayed delivery.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

At June 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/07	Unrealized Appreciation/ (Depreciation)
British Pound Sterling 90-Day	602	December-07	$143,085,545	$141,650,068	$(1,435,477)
British Pound Sterling 90-Day	1,450	March-08	343,903,234	341,001,735	(2,901,499)
EURODollar	253	December-07	60,051,797	59,907,238	(144,559)
EURODollar	11,049	March-08	2,627,528,700	2,618,336,775	(9,191,925)
EURODollar	6,994	June-08	1,658,537,713	1,658,015,125	(522,588)
U.S. Treasury Bonds	1,444	September-07	156,548,681	155,591,000	(957,681)
U.S. 2 Year Treasury Notes	123	September-07	25,015,125	25,065,094	49,969
U.S. 5 Year Treasury Notes	349	September-07	36,492,313	36,323,266	(169,047)
U.S. 10 Year Treasury Notes	642	September-07	67,935,100	67,861,406	(73,694)

					$(15,346,501)

Sales
U.S. 2 Year Treasury Notes	258	September-07	$52,377,464	$52,575,563	$(198,099)
U.S. 5 Year Treasury Notes	1,533	September-07	159,195,471	159,551,765	(356,294)
U.S. 10 Year Treasury Notes	5,106	September-07	544,546,922	539,720,156	4,826,766

					$4,272,373

					$(11,074,128)

At June 30, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound, expiring 8/9/07	1,821	$3,639,323	$3,655,051	$15,728

Foreign Currency Sell Contracts
British Pound, expiring 8/9/07	3,921	$7,828,100	$7,870,100	$(42,000)
European Union, expiring 7/26/07	15,824	21,212,784	21,433,977	(221,193)
European Union, expiring 7/26/07	1,690	2,277,216	2,289,144	(11,928)
Japanese Yen, expiring 7/24/07	1,629,484	13,458,857	13,271,776	187,081

				(88,040)

				$(72,312)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,763,387,786
Long-term U.S. Treasury securities	2,987,690,089

$7,751,077,875

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,693,642,801
Long-term U.S. Treasury securities	2,665,144,149

$7,358,786,950

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,019,585
Aggregate gross unrealized depreciation	(41,593,686)

Net unrealized depreciation	$(36,574,101)

Federal income tax cost of investments	$3,805,509,448

At June 30, 2007, the Portfolio had loaned securities with a total value of $52,548,048. This was secured by collateral of $48,971,863 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $4,405,517 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $13,285,672, of which $7,796,848 expires in the year 2013, and $5,488,824 expires in the year 2014.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (2.0%)
Food & Staples Retailing (1.7%)
CVS Caremark Corp.	104,240	$3,799,548
Longs Drug Stores Corp.^	30,500	1,601,860
Rite Aid Corp.*^	35,200	224,576
Walgreen Co.	31,100	1,354,094

		6,980,078

Personal Products (0.3%)
American Oriental Bioengineering, Inc.*	5,600	49,840
Herbalife Ltd.^	26,118	1,035,579

		1,085,419

Total Consumer Staples		8,065,497

Health Care (94.4%)
Biotechnology (18.4%)
Acadia Pharmaceuticals, Inc.*^	43,125	589,519
Affymax, Inc.*^	4,834	130,325
Alexion Pharmaceuticals, Inc.*^	32,020	1,442,821
Altus Pharmaceuticals, Inc.*^	23,045	265,939
Amgen, Inc.*	88,978	4,919,594
Amylin Pharmaceuticals, Inc.*^	97,975	4,032,651
Applera Corp.- Celera Group*^	113,560	1,408,144
Arena Pharmaceuticals, Inc.*^	26,162	287,520
Array Biopharma, Inc.*^	25,504	297,632
Avigen, Inc.*	40,156	246,960
Biogen Idec, Inc.*	31,173	1,667,755
BioMarin Pharmaceuticals, Inc.*^	63,763	1,143,908
Celgene Corp.*	80,370	4,607,612
Cephalon, Inc.*^	59,880	4,813,753
Cubist Pharmaceuticals, Inc.*^	30,780	606,674
CV Therapeutics, Inc.*^	69,900	923,379
Cytokinetics, Inc.*^	175,800	993,270
Encysive Pharmaceuticals, Inc.*^	42,008	74,774
Genentech, Inc.*	16,761	1,268,137
Genzyme Corp.*	110,376	7,108,214
Gilead Sciences, Inc.*	257,627	9,988,199
Human Genome Sciences, Inc.*^	207,549	1,851,337
ImClone Systems, Inc.*	19,610	693,410
Incyte Corp.*^	134,416	806,496
InterMune, Inc.*^	12,123	314,471
Keryx Biopharmaceuticals, Inc.*^	34,145	333,597
MannKind Corp.*^	23,928	295,032
Medarex, Inc.*^	72,757	1,039,697
Millennium Pharmaceuticals, Inc.*	267,100	2,823,247
Myriad Genetics, Inc.*^	15,654	582,172
NPS Pharmaceuticals, Inc.*	23,600	97,704
Onyx Pharmaceuticals, Inc.*^	36,691	986,988
OSI Pharmaceuticals, Inc.*^	9,428	341,388
Panacos Pharmaceuticals, Inc.*^	91,510	295,577
PDL BioPharma, Inc.*^	29,249	681,502
Pharmion Corp.*^	46,500	1,346,175
Progenics Pharmaceuticals, Inc.*^	71,700	1,546,569
Regeneron Pharmaceuticals, Inc.*^	43,700	783,104
Theravance, Inc.*^	67,417	2,157,344
United Therapeutics Corp.*^.	116,282	7,414,140
Vanda Pharmaceuticals, Inc.*^	18,246	369,664
Vertex Pharmaceuticals, Inc.*^	76,860	2,195,122
ZymoGenetics, Inc.*^	181,231	2,647,785

		76,419,301

Health Care Distributors (4.3%)
Animal Health International, Inc.*^	50,233	727,876
Cardinal Health, Inc.	165,970	11,724,121
McKesson Corp.	76,479	4,561,207
Profarma Distribuidora de Produtos Farmaceuticos S.A.*	40,100	748,367

		17,761,571

Health Care Equipment (14.6%)
Baxter International, Inc.	77,490	4,365,787
Beckman Coulter, Inc.	40,300	2,606,604
Cytyc Corp.*	67,686	2,917,943
DexCom, Inc.*^	79,275	649,262
Foxhollow Technologies, Inc.*^	34,140	725,134
Gen-Probe, Inc.*^	20,705	1,250,996
Hologic, Inc.*^	26,380	1,459,078
Hospira, Inc.*	76,234	2,976,175
Kyphon, Inc.*^	47,070	2,266,421
Medtronic, Inc.	318,791	16,532,501
Nobel Biocare Holding AG	3,365	1,103,301
Northstar Neuroscience, Inc.*^	43,300	503,579
NuVasive, Inc.*^	35,415	956,559
NxStage Medical, Inc.*^	53,728	694,703
Respironics, Inc.*	61,386	2,614,430
Smith & Nephew plc	116,629	1,449,715
St. Jude Medical, Inc.*	154,045	6,391,327
Stryker Corp.	63,525	4,007,792
Symmetry Medical, Inc.*	42,269	676,727
Synthes, Inc.	5,340	642,199
Thoratec Corp.*^	49,832	916,411
Varian Medical Systems, Inc.*	23,879	1,015,096
Zimmer Holdings, Inc.*	46,080	3,911,731

		60,633,471

Health Care Facilities (2.1%)
Assisted Living Concepts, Inc.*^	69,241	737,417
Community Health Systems, Inc.*	122,195	4,942,788
Rhoen-Klinikum AG	20,421	1,237,389
Skilled Healthcare Group, Inc.*^	33,203	514,978
Universal Health Services, Inc., Class B	22,900	1,408,350

		8,840,922

Health Care Services (3.8%)
DaVita, Inc.*	39,216	2,112,958
Express Scripts, Inc.*	126,059	6,304,211
HMS Holdings Corp.*^	47,166	902,757
Laboratory Corp. of America Holdings*	14,368	1,124,440
Medco Health Solutions, Inc.*	67,190	5,240,148

		15,684,514

Health Care Supplies (0.9%)
Arrow International, Inc.^	18,700	715,836
Cooper Cos., Inc.	23,201	1,237,077
DJO, Inc.*^	21,660	893,908
Xtent, Inc.*^	76,031	760,310

		3,607,131

Health Care Technology (1.0%)
Eclipsys Corp.*^	51,797	1,025,581
IMS Health, Inc.	47,900	1,539,027
TriZetto Group, Inc.*^	30,805	596,385
Vital Images, Inc.*^	34,289	931,289

		4,092,282

Life Sciences Tools & Services (7.0%)
Applera Corp.- Applied Biosystems Group	47,392	1,447,352
Charles River Laboratories International, Inc.*	35,022	1,807,836
Ciphergen Biosystems, Inc.*^	184,000	178,480
Covance, Inc.*	35,200	2,413,312
Exelixis, Inc.*^	96,000	1,161,600
Gerresheimer AG*	21,821	1,129,661
Invitrogen Corp.*^	33,008	2,434,340
MDS, Inc.	96,472	1,965,212

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Millipore Corp.*	21,833	$1,639,440
Parexel International Corp.*^	16,521	694,873
Pharmaceutical Product Development, Inc.	136,235	5,213,714
Thermo Fisher Scientific, Inc.*	158,178	8,180,966
Varian, Inc.*^	11,513	631,258

		28,898,044

Managed Health Care (6.1%)
Aetna, Inc.	24,010	1,186,094
CIGNA Corp.	59,700	3,117,534
Coventry Health Care, Inc.*	53,540	3,086,581
Health Net, Inc.*	77,480	4,090,944
UnitedHealth Group, Inc.	123,948	6,338,701
WellPoint, Inc.*	94,665	7,557,107

		25,376,961

Pharmaceuticals (36.2%)
Abbott Laboratories	282,205	15,112,078
Adams Respiratory Therapeutics, Inc.*	44,819	1,765,421
Allergan, Inc.	71,351	4,112,672
Astellas Pharma, Inc.	84,300	3,669,831
AstraZeneca plc (Sponsored ADR)	81,602	4,364,075
AtheroGenics, Inc.*^	50,718	108,537
Barr Pharmaceuticals, Inc.*	32,900	1,652,567
Biodel, Inc.*	20,393	403,781
BioMimetic Therapeutics, Inc.*^	54,400	850,272
Bristol-Myers Squibb Co.	124,400	3,926,064
Cadence Pharmaceuticals, Inc.*^	37,828	458,854
Cardiome Pharma Corp.*^	54,134	498,574
Daiichi Sankyo Co., Ltd.	143,900	3,821,750
Eisai Co., Ltd.	100,200	4,378,282
Elan Corp. plc (ADR)*^	142,400	3,122,832
Eli Lilly & Co.	146,167	8,167,812
Endo Pharmaceuticals Holdings, Inc.*	64,638	2,212,559
Forest Laboratories, Inc.*	38,000	1,734,700
H. Lundbeck A/S	29,700	756,220
Hikma Pharmaceuticals plc	14,890	114,220
Inspire Pharmaceuticals, Inc.*^	56,055	354,268
Ipsen	56,617	2,911,875
Johnson & Johnson	57,961	3,571,557
Laboratorios Almirall S.A.*	97,980	1,942,751
Matrixx Initiatives, Inc.*^	28,440	595,249
Medicines Co.*	61,450	1,082,749
Merck & Co., Inc.	202,775	10,098,195
Merck KGaA	13,830	1,910,194
MGI Pharma, Inc.*^	135,100	3,022,187
Novartis AG (ADR)	100,252	5,621,130
Novartis AG (Registered)	1,348	76,146
Pfizer, Inc.	158,114	4,042,975
Pharmstandard OJSC (GDR)*§	16,900	283,582
Pozen, Inc.*^	21,318	385,216
Roche Holding AG	37,091	6,601,378
Sanofi-Aventis	23,396	1,903,084
Sanofi-Aventis (ADR)	104,824	4,221,262
Schering-Plough Corp.	479,335	14,590,957
Sepracor, Inc.*	11,985	491,625
Shionogi & Co., Ltd.	251,901	4,112,252
Shire plc (ADR)^	72,449	5,370,644
Teva Pharmaceutical Industries Ltd. (ADR)^	89,460	3,690,225
UCB S.A. (Frankfurt Exchange)	37,548	2,228,428
UCB S.A. (Virt-x Exchange)	9,800	589,974
Wyeth	154,769	8,874,454

		149,803,458

Total Health Care		391,117,655

Industrials (0.3%)
Industrial Conglomerates (0.3%)
Tyco International Ltd.*	41,507	1,402,522

Total Industrials		1,402,522

Total Common Stocks (96.7%)
(Cost $359,029,657)		400,585,674

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (1.0%)
Federal Home Loan Bank
4.80%, 7/2/07 (o)(p)	$4,000,000	3,998,933

Short-Term Investments of Cash Collateral for Securities Loaned (17.7%)
Abbey National plc/London
5.43%, 7/2/07 (l)	2,224,382	2,224,382
Accredited Mortgage Loan Trust,
Series 06-2 A1
5.36%, 6/27/08 (l)	111,588	111,588
Aquinas Funding LLC
5.34%, 8/2/07 (l)	671,986	671,986
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	897,833	897,833
Barclays Capital, Repurchase Agreement
5.42%, 7/2/07 (r)	14,232,151	14,232,151
Barclays plc/London
5.43%, 7/2/07	2,843,138	2,843,138
Bavaria TRR Corp.
5.35%, 7/25/07 (l)	2,979,485	2,979,485
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	658,411	658,411
Belmont Funding LLC
5.31%, 7/19/07	2,215,179	2,215,179
Beta Finance, Inc.
5.37%, 1/31/08 (l)	119,711	119,711
5.37%, 3/10/08 (l)	299,235	299,235
Cantabric Financing LLC
5.34%, 9/25/07	2,214,682	2,214,682
Cedar Springs Capital Co. LLC
5.33%, 7/19/07	1,772,053	1,772,053
5.32%, 7/23/07	886,438	886,438
CIT Group Holdings, Inc.
5.37%, 6/18/08 (l)	1,436,533	1,436,533
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	748,194	748,194
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	700,849	700,849
Comerica Bank
5.35%, 3/16/09 (l)	299,246	299,246
Concord Minutemen C.C. LLC,
Series C
5.32%, 7/3/07	1,490,220	1,490,220
Series B
5.33%, 7/12/07	1,346,739	1,346,739
Crown Point Capital Co. LLC
5.31%, 7/25/07	1,328,911	1,328,911
DekaBank Deutsche Girozentrale
5.38%, 7/29/08 (l)	778,122	778,122
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	89,783	89,783
5.34%, 10/18/07 (l)	1,795,666	1,795,666
Deutsche Bank AG/New York
5.47%, 1/22/08 (l)	299,278	299,278

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Fenway Funding LLC
5.35%, 8/9/07	$1,328,792	$1,328,792
Fifth Third Bancorp
5.32%, 7/29/08 (l)	89,783	89,783
First Tennessee Bank
5.34%, 7/29/08 (l)	2,693,248	2,693,248
General Electric Capital Corp.
5.40%, 3/12/10 (l)	119,711	119,711
Glitnir Banki hf
5.44%, 12/28/07 (l)	1,496,389	1,496,389
Goldman Sachs Group, Inc.
5.38%, 6/27/08 (l)	329,206	329,206
5.50%, 7/29/08 (l)	598,555	598,555
5.41%, 3/27/09 (l)	837,977	837,977
Gotham Funding Corp.
5.37%, 7/3/07	1,345,146	1,345,146
Hartford Life, Inc.
5.45%, 6/27/08 (l)	239,422	239,422
HBOS Treasury Services plc
5.47%, 7/2/07	1,805,393	1,805,393
ING Bank N.V./Amsterdam
5.43%, 7/2/07	3,292,056	3,292,056
K2 (USA) LLC
5.37%, 5/29/09 (l)	1,196,453	1,196,453
5.37%, 6/18/09 (l)	1,495,491	1,495,491
Kommunalkredit Austria AG
5.32%, 7/29/08 (l)	1,795,589	1,795,589
Lehman Brothers, Inc.
5.50%, 9/28/07 (l)	104,747	104,747
Links Finance LLC
5.37%, 6/25/09 (l)	448,692	448,692
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	748,194	748,194
Monumental Global Funding II
5.36%, 4/25/08 (l)	359,133	359,133
5.43%, 6/28/10 (l)	1,406,605	1,406,605
Morgan Stanley
5.53%, 5/7/09 (l)	1,496,389	1,496,389
Morgan Stanley ABS Capital I,
Series 07-NC2 A2A
5.43%, 5/1/09	278,185	278,185
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	897,833	897,833
5.37%, 1/28/08 (l)	897,833	897,833
New York Life Insurance Co.
5.41%, 9/28/07 (l)	1,017,544	1,017,544
Park Granada LLC
5.32%, 7/6/07	889,290	889,290
Pricoa Global Funding I
5.40%, 6/25/10 (l)	897,564	897,564
Rhein-Main Securitisation Ltd.
5.35%, 7/16/07	1,133,695	1,133,695
Saxon Asset Securities Trust,
Series 07-2 A2A
5.42%, 4/30/09 (l)	143,823	143,823
Solitaire Funding LLC
5.34%, 9/26/07	738,118	738,118
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	89,783	89,783
Wachovia Bank N.A.
5.37%, 10/2/08 (l)	299,278	299,278
Washington Mutual Asset-Backed Certificates,
Series 07-HE2 2A1
5.43%, 4/10/09 (l)	424,822	424,822

Total Short-Term Investments of Cash Collateral for Securities Loaned		73,374,552

Time Deposit (2.1%)
JPMorgan Chase Nassau
4.76%, 7/2/07	8,773,477	8,773,477

Total Short-Term Investments (20.8%)
(Cost/Amortized Cost $86,147,495)		86,146,962

	Number of Contracts(c)
OPTIONS PURCHASED:
Call Options Purchased (0.1%)
Amylin Pharmaceuticals, Inc.
January-2008 @ $35.00*	272	72,080
Genentech, Inc.
July-2008 @ $70.00*	459	279,990
Medimmune, Inc.
January-2008 @ $50.00*	128	640
Medtronic, Inc.
July-2008 @ $50.00*	468	107,640
United Therapeutics Corp.
August-2008 @ $60.00*	858	72,930

		533,280

Put Options Purchased (0.1%)
Medtronic, Inc.
July-2008 @ $50.00*	2,255	135,300
July-2008 @ $52.00*	1,295	226,625

		361,925

Total Options Purchased (0.2%) (Cost $952,935)		895,205

Total Investments before Options Written (117.7%) (Cost/Amortized Cost $446,130,087)		487,627,841

OPTIONS WRITTEN:
Call Options Written (-0.0%)
Amylin Pharmaceuticals, Inc.
January-2008 @ $60.00 (d)*	(272)	(29,920)

Total Options Written (-0.0%) (Premiums Received $26,193)		(29,920)

Total Investments after Options Written (117.7%) (Cost/Amortized Cost $446,103,894)		487,597,921
Other Assets Less Liabilities (-17.7%)		(73,207,925)

Net Assets (100%)		$414,389,996

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $283,582 or 0.07% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(c)	One contract relates to 100 shares.
(d)	Covered call option contracts written in connection with securities held.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Options written for the six months ended June 30, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	—	$—
Options Written	10,435	1,069,165
Options Terminated in Closing Purchase Transactions	(8,520)	(885,613)
Options Expired	(1,643)	(157,359)
Options Exercised	—	—

Options Outstanding—June 30, 2007	272	$26,193

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$232,048,358
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$242,272,409

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,212,297
Aggregate gross unrealized depreciation	(9,843,553)

Net unrealized appreciation	$33,368,744

Federal income tax cost of investments	$454,259,097

At June 30, 2007, the Portfolio had loaned securities with a total value of $71,323,964. This was secured by collateral of $73,374,552 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $4,188 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.6%)
Asset-Backed Securities (0.6%)
Pegasus Aviation Lease Securitization,
Series 01-1A A1
5.800%, 5/10/31 (b)(l)	$3,800,000	$2,432,000
Triton Aviation Finance,
Series 1A A1
6.090%, 6/15/25 (b)(l)	10,829,639	9,638,379

Total Asset-Backed and Mortgage-Backed Securities		12,070,379

Consumer Discretionary (23.0%)
Auto Components (2.3%)
American Tire Distributors, Inc.
11.610%, 4/1/12 § (l)	4,300,000	4,343,000
11.610%, 4/1/12 (l)	4,500,000	4,545,000
ArvinMeritor, Inc.
8.750%, 3/1/12^	6,910,000	6,979,100
8.125%, 9/15/15^	500,000	484,375
Cooper-Standard Automotive, Inc.
7.000%, 12/15/12^	3,325,000	3,117,188
Goodyear Tire & Rubber Co.
11.250%, 3/1/11	4,900,000	5,322,625
9.000%, 7/1/15^	2,750,000	2,963,125
Tenneco, Inc.
8.625%, 11/15/14^	5,050,000	5,201,500
Series B
10.250%, 7/15/13	3,550,000	3,816,250
TRW Automotive, Inc.
7.000%, 3/15/14^ §	2,300,000	2,190,750
7.250%, 3/15/17^ §	4,000,000	3,810,000
United Components, Inc.
9.375%, 6/15/13	3,000,000	3,097,500

		45,870,413

Automobiles (1.2%)
Ford Motor Co.
8.875%, 1/15/22	250,000	220,000
7.450%, 7/16/31^	9,575,000	7,648,031
General Motors Corp.
7.125%, 7/15/13^	2,700,000	2,534,625
8.250%, 7/15/23^	9,800,000	8,930,250
8.100%, 6/15/24	1,550,000	1,367,875
7.400%, 9/1/25	3,500,000	2,948,750

		23,649,531

Distributors (0.8%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	2,000,000	2,010,000
7.875%, 3/1/15^	1,700,000	1,674,500
SGS International, Inc.
12.000%, 12/15/13	6,035,000	6,578,150
Varietal Distribution, Inc. (PIK)
10.250%, 7/15/15 §	5,000,000	4,987,500

		15,250,150

Diversified Consumer Services (0.2%)
Service Corp. International
7.375%, 10/1/14	750,000	753,750
7.625%, 10/1/18	3,250,000	3,290,625

		4,044,375

Hotels, Restaurants & Leisure (3.9%)
American Real Estate Partners LP
7.125%, 2/15/13 §	6,200,000	5,983,000
AMF Bowling Worldwide, Inc.
10.000%, 3/1/10	7,500,000	7,875,000
Buffets, Inc.
12.500%, 11/1/14	3,000,000	2,872,500
Choctaw Resort Development Enterprise, Inc.
7.250%, 11/15/19 §	3,876,000	3,817,860
El Pollo Loco, Inc.
11.750%, 11/15/13	4,000,000	4,220,000
Gaylord Entertainment Co.
8.000%, 11/15/13	2,800,000	2,838,500
Herbst Gaming, Inc.
8.125%, 6/1/12	1,800,000	1,818,000
7.000%, 11/15/14	500,000	468,750
MGM MIRAGE
6.625%, 7/15/15	5,375,000	4,884,531
6.875%, 4/1/16	1,825,000	1,679,000
7.500%, 6/1/16	2,425,000	2,300,719
7.625%, 1/15/17^	2,250,000	2,140,313
Mirage Resorts, Inc.
7.250%, 8/1/17	2,000,000	1,960,000
Outback Steakhouse, Inc.
10.000%, 6/15/15^	4,000,000	3,820,000
Riviera Holdings Corp.
11.000%, 6/15/10	5,779,000	5,990,916
Royal Caribbean Cruises Ltd.
7.250%, 3/15/18	3,000,000	2,937,498
Shingle Springs Tribal Gaming Authority
9.375%, 6/15/15 §	3,000,000	3,026,250
Station Casinos, Inc.
6.500%, 2/1/14	150,000	132,750
6.875%, 3/1/16^	2,610,000	2,303,325
7.750%, 8/15/16^	2,975,000	2,945,250
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 §	4,075,000	4,146,312
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.
6.625%, 12/1/14^	10,879,000	10,484,636

		78,645,110

Household Durables (0.8%)
Blyth, Inc.
5.500%, 11/1/13	8,050,000	7,003,500
KB Home
7.750%, 2/1/10	2,260,000	2,248,700
9.500%, 2/15/11^	3,841,000	3,951,429
Legrand France S.A.
8.500%, 2/15/25	3,000,000	3,502,500

		16,706,129

Leisure Equipment & Products (0.3%)
Travelport LLC
9.875%, 9/1/14	1,300,000	1,378,000
9.875%, 9/1/14 §	4,075,000	4,339,875
9.985%, 9/1/14 § (l)	1,000,000	1,035,000

		6,752,875

Media (10.7%)
Advanstar Communications, Inc.,
Series B
12.000%, 2/15/11	1,000,000	1,040,000
Allbritton Communications Co.
7.750%, 12/15/12	6,775,000	6,808,875
AMC Entertainment, Inc.
8.000%, 3/1/14	2,000,000	1,960,000
11.000%, 2/1/16^	2,690,000	2,972,450
Block Communications, Inc.
8.250%, 12/15/15 §	5,000,000	5,050,000
CanWest Media, Inc.
8.000%, 9/15/12	2,670,000	2,649,975

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15		$8,775,000	$9,156,406
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13^		14,600,000	14,855,500
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.250%, 9/15/10		3,300,000	3,448,500
Cinemark, Inc.
0.000%, 3/15/14 (e)		8,600,000	7,826,000
CSC Holdings, Inc.
6.750%, 4/15/12		3,475,000	3,301,250
Series B
7.625%, 4/1/11		3,675,000	3,647,437
Dex Media West LLC/Dex Media Finance Co.,
Series B
8.500%, 8/15/10		2,698,000	2,795,802
9.875%, 8/15/13^		11,875,000	12,706,250
Dex Media, Inc.
0.000%, 11/15/13 (e)		2,840,000	2,673,150
Echostar DBS Corp.
7.000%, 10/1/13^		500,000	492,500
6.625%, 10/1/14		1,200,000	1,146,000
7.125%, 2/1/16^		7,675,000	7,502,312
Gallery Capital S.A.
10.125%, 5/15/13^§		3,550,000	3,567,750
Idearc, Inc.
8.000%, 11/15/16 §		5,800,000	5,858,000
8.000%, 11/15/16^		1,200,000	1,212,000
Insight Communications Co., Inc.
12.250%, 2/15/11 (e)		7,200,000	7,524,000
Intelsat Bermuda Ltd.
9.250%, 6/15/16		5,250,000	5,578,125
Intelsat Corp.
9.000%, 6/15/16		1,500,000	1,571,250
Intelsat Subsidiary Holding Co., Ltd.
8.250%, 1/15/13		4,500,000	4,567,500
8.625%, 1/15/15		6,825,000	6,995,625
Kabel Deutschland GmbH
10.625%, 7/1/14^		4,000,000	4,380,000
LBI Media, Inc.
10.125%, 7/15/12		4,840,000	5,088,050
0.000%, 10/15/13 (e)		415,000	379,725
Lighthouse International Co. S.A.
8.000%, 4/30/14 (b)(m)	EUR	75,000	107,345
8.000%, 4/30/14 (b)		3,430,000	4,909,268
Network Communications, Inc.
10.750%, 12/1/13		$6,300,000	6,583,500
Primedia, Inc.
8.875%, 5/15/11^		1,300,000	1,339,000
8.000%, 5/15/13^		700,000	736,750
R.H. Donnelley Corp.,
Series A-3
8.875%, 1/15/16		8,500,000	8,840,000
Reader’s Digest Association, Inc.
9.000%, 2/15/17^§		8,000,000	7,480,000
Rogers Cable, Inc.
8.750%, 5/1/32		1,000,000	1,212,268
Telenet Communications N.V.
9.000%, 12/15/13 §	EUR	242,775	354,871
Unity Media GmbH
10.125%, 2/15/15 §		1,750,000	2,510,650
10.375%, 2/15/15 §		$7,250,000	7,376,875
Univision Communications, Inc. (PIK)
9.750%, 3/15/15^ §		8,260,000	8,156,750
UPC Holding B.V.
7.750%, 1/15/14 (b)(m)	EUR	925,000	1,242,552
8.625%, 1/15/14^ (b)(m)		2,500,000	3,459,757
8.625%, 1/15/14^ §		9,500,000	13,147,075
Visant Corp.
7.625%, 10/1/12		$3,065,000	3,049,675
WMG Holdings Corp.
0.000%, 12/15/14^ (e)		8,541,000	6,491,160

			213,751,928

Multiline Retail (0.5%)
Bon-Ton Stores, Inc.
10.250%, 3/15/14^		8,925,000	9,036,563
Saks, Inc.
8.250%, 11/15/08		714	735

			9,037,298

Specialty Retail (0.7%)
General Nutrition Centers, Inc. (PIK)
9.796%, 3/15/14^ §		8,395,000	8,101,175
Group 1 Automotive, Inc.
8.250%, 8/15/13		1,700,000	1,755,250
Pep Boys - Manny, Moe & Jack
7.500%, 12/15/14^		3,640,000	3,585,400

			13,441,825

Textiles, Apparel & Luxury Goods (1.6%)
Levi Strauss & Co.
12.250%, 12/15/12		7,100,000	7,685,750
Perry Ellis International, Inc.,
Series B
8.875%, 9/15/13		7,325,000	7,434,875
Quicksilver, Inc.
6.875%, 4/15/15		4,875,000	4,582,500
Rafaella Apparel Group, Inc.,
Series B
11.250%, 6/15/11		6,707,000	6,774,070
Simmons Co.
7.875%, 1/15/14		5,400,000	5,373,000

			31,850,195

Total Consumer Discretionary			458,999,829

Consumer Staples (4.6%)
Food & Staples Retailing (1.8%)
Albertson’s, Inc.
7.750%, 6/15/26		4,000,000	4,034,200
6.570%, 2/23/28		100,000	86,000
7.450%, 8/1/29^		4,500,000	4,388,981
8.000%, 5/1/31		600,000	613,253
American Stores Co.
8.000%, 6/1/26		1,000,000	1,052,792
Delhaize America, Inc.
9.000%, 4/15/31		4,705,000	5,684,341
Ingles Markets, Inc.
8.875%, 12/1/11^		9,903,000	10,261,984
Rite Aid Corp.
9.375%, 12/15/15 §		8,500,000	8,160,000
Roundy’s, Inc., Term Loan
8.110%, 10/27/11 § (l)		1,481,288	1,489,805

			35,771,356

Food Products (0.2%)
Pilgrim’s Pride Corp.
7.625%, 5/1/15		3,460,000	3,451,350
8.375%, 5/1/17^		1,200,000	1,188,000

			4,639,350

Household Products (1.9%)
American Achievement Corp.
8.250%, 4/1/12		9,035,000	9,102,762
Amscan Holdings, Inc.
8.750%, 5/1/14		6,625,000	6,542,187

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Prestige Brands, Inc.
9.250%, 4/15/12	$7,769,000	$7,963,225
Visant Holding Corp.
0.000%, 12/1/13 (e)	6,025,000	5,527,938
Yankee Acquisition Corp.,
Series B
8.500%, 2/15/15^	9,300,000	9,021,000

		38,157,112

Personal Products (0.3%)
NBTY, Inc.
7.125%, 10/1/15^	5,000,000	4,950,000

Tobacco (0.4%)
Reynolds American, Inc.
7.625%, 6/1/16^	2,775,000	2,938,145
7.750%, 6/1/18	4,450,000	4,748,453
7.250%, 6/15/37	1,000,000	1,025,000

		8,711,598

Total Consumer Staples		92,229,416

Energy (7.2%)
Energy Equipment & Services (0.6%)
Cie Generale de Geophysique-Veritas
7.500%, 5/15/15	1,000,000	1,000,000
7.750%, 5/15/17	500,000	506,250
Complete Production Services, Inc.
8.000%, 12/15/16^ §	3,700,000	3,737,000
Dresser-Rand Group, Inc.
7.375%, 11/1/14	2,091,000	2,098,841
Hanover Equipment Trust,
Series 01-B
8.750%, 9/1/11	1,790,000	1,839,225
Seitel, Inc.
9.750%, 2/15/14 §	2,951,000	2,921,490

		12,102,806

Oil, Gas & Consumable Fuels (6.6%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp.
10.000%, 6/1/12^	4,975,000	5,248,625
Chesapeake Energy Corp.
7.000%, 8/15/14	3,875,000	3,845,938
7.750%, 1/15/15	1,000,000	1,017,500
6.625%, 1/15/16^	1,000,000	962,500
6.875%, 1/15/16	3,675,000	3,592,313
Citic Resources Finance Ltd.
6.750%, 5/15/14^§	850,000	820,250
El Paso Corp.
7.000%, 6/15/17	5,350,000	5,291,385
8.050%, 10/15/30	3,500,000	3,676,785
El Paso Production Holding Co.
7.750%, 6/1/13	10,950,000	11,539,997
Energy Partners Ltd.
9.750%, 4/15/14^§	3,875,000	3,845,938
Energy XXI Gulf Coast, Inc.
10.000%, 6/15/13 (b)	7,500,000	7,293,750
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14^	5,560,000	5,268,100
Ferrellgas LP
7.240%, 8/1/10	9,000,000	9,033,750
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.750%, 6/15/12	4,400,000	4,532,000
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14^	1,150,000	1,089,625
8.250%, 3/1/16	6,830,000	7,017,825
Mariner Energy, Inc.
8.000%, 5/15/17	4,000,000	3,970,000
Newfield Exploration Co.
6.625%, 9/1/14^.	1,000,000	965,000
OPTI Canada, Inc.
8.250%, 12/15/14 §	800,000	812,000
Paramount Resources Ltd.
8.500%, 1/31/13	8,000,000	8,200,000
Peabody Energy Corp.,
Series B
6.875%, 3/15/13^	1,850,000	1,840,750
PetroHawk Energy Corp.
9.125%, 7/15/13^	4,725,000	4,996,687
Plains Exploration & Production Co.
7.000%, 3/15/17	2,450,000	2,321,375
Pogo Producing Co.
7.875%, 5/1/13	850,000	867,000
Range Resources Corp.
7.500%, 5/15/16	2,000,000	2,025,000
Stone Energy Corp.
8.250%, 12/15/11	4,250,000	4,250,000
VeraSun Energy Corp.
9.875%, 12/15/12^	6,300,000	6,615,000
9.375%, 6/1/17^§	3,250,000	3,022,500
Williams Cos., Inc.
7.875%, 9/1/21^	14,150,000	15,211,250
Series A
7.500%, 1/15/31	3,250,000	3,363,750

		132,536,593

Total Energy		144,639,399

Financials (10.2%)
Consumer Finance (3.9%)
Ford Motor Credit Co. LLC
7.375%, 10/28/09	1,750,000	1,737,148
9.750%, 9/15/10	2,500,000	2,610,463
7.375%, 2/1/11	5,190,000	5,070,396
9.875%, 8/10/11	2,450,000	2,571,601
7.250%, 10/25/11	1,950,000	1,876,742
7.800%, 6/1/12^	17,275,000	16,852,229
7.000%, 10/1/13	2,000,000	1,852,992
8.000%, 12/15/16^	10,860,000	10,402,229
GMAC LLC
7.250%, 3/2/11	100,000	99,672
6.000%, 4/1/11	3,070,000	2,958,986
6.875%, 9/15/11	3,040,000	2,990,308
7.000%, 2/1/12^	430,000	421,725
6.625%, 5/15/12	4,250,000	4,104,144
6.875%, 8/28/12	5,900,000	5,766,206
6.750%, 12/1/14^	10,475,000	10,031,447
8.000%, 11/1/31^	8,225,000	8,410,729

		77,757,017

Diversified Financial Services (5.3%)
AES Ironwood LLC
8.857%, 11/30/25	6,367,262	7,067,660
AES Red Oak LLC,
Series A
8.540%, 11/30/19	1,667,471	1,817,543
Altra Industrial Motion, Inc.
9.000%, 12/1/11	3,500,000	3,622,500
9.000%, 12/1/11 §	2,000,000	2,070,000
Amadeus IT Group S.A., Term Loan
6.468%, 4/8/13 (b)(l)	2,000,000	2,720,210
American Real Estate Partners LP/American Real Estate Finance Corp.
7.125%, 2/15/13^	575,000	554,875
Bluewater Finance Ltd.
10.250%, 2/15/12	1,475,000	1,537,688
C10 Capital SPV Ltd.
6.722%, 12/31/49 § (l)	3,000,000	2,918,610

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
CHR Intermediate Holding Corp. (PIK)
12.610%, 6/1/13 §		$1,200,000	$1,195,500
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.
8.500%, 4/1/15 §		2,000,000	2,065,000
9.750%, 4/1/17^§		2,000,000	2,090,000
K&F Acquisition, Inc.
7.750%, 11/15/14		1,550,000	1,643,000
KAR Holdings, Inc.
10.000%, 5/1/15^ §		8,500,000	8,287,500
KRATON Polymers LLC/KRATON Polymers Capital Corp.
8.125%, 1/15/14		4,200,000	4,095,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
9.250%, 4/1/15^ §		3,425,000	3,305,125
10.625%, 4/1/17^§		5,725,000	5,510,312
PNA Intermediate Holding Corp.
12.360%, 2/15/13^ §(l)		9,775,000	9,872,750
Rainbow National Services LLC
10.375%, 9/1/14 §		10,518,000	11,543,505
Sally Holdings LLC
9.250%, 11/15/14^§		3,675,000	3,684,187
Smurfit Kappa Funding plc
9.625%, 10/1/12		974,000	1,020,265
10.125%, 10/1/12	EUR	31,000	44,632
7.750%, 4/1/15		$350,000	350,438
Susser Holdings LLC
10.625%, 12/15/13		4,018,000	4,359,530
TRAINS,
Series HY-1-2006
7.548%, 5/1/16^§		17,865,000	17,556,471
Universal City Development Partners Ltd.
11.750%, 4/1/10		525,000	556,500
Universal City Florida Holding Co. I/II
8.375%, 5/1/10		4,150,000	4,243,375
10.106%, 5/1/10 (l)		2,600,000	2,652,000

			106,384,176

Insurance (0.3%)
HUB International Ltd.
9.000%, 12/15/14 §		1,500,000	1,470,000
10.250%, 6/15/15 §		5,000,000	4,812,500

			6,282,500

Real Estate Investment Trusts (REITs) (0.6%)
Host Marriott LP (REIT)
7.125%, 11/1/13^		2,375,000	2,372,031
Series Q (REIT)
6.750%, 6/1/16^		1,250,000	1,225,000
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13^		3,400,000	3,408,500
Ventas Realty LP/ Ventas Capital Corp. (REIT)
9.000%, 5/1/12		1,200,000	1,311,000
7.125%, 6/1/15		1,000,000	1,007,500
6.750%, 4/1/17		1,785,000	1,762,688

			11,086,719

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc.
7.625%, 6/1/15		1,650,000	1,662,375
6.500%, 2/1/17		750,000	710,625

			2,373,000

Total Financials			203,883,412

Government Securities (1.5%)
U.S. Government Agencies (1.5%)
Federal National Mortgage Association
5.500%, 7/25/37 TBA		17,300,000	16,683,688
5.500%, 8/25/37 TBA		13,500,000	13,010,625

Total Government Securities			29,694,313

Health Care (7.5%)
Biotechnology (0.4%)
Angiotech Pharmaceuticals, Inc.
9.110%, 12/1/13 (l)		6,300,000	6,489,000
Quintiles Transnational Corp., Term Loan
9.360%, 3/31/14 (l)		1,500,000	1,518,750

			8,007,750

Health Care Equipment & Supplies (1.0%)
Accellent, Inc.
10.500%, 12/1/13		7,000,000	6,947,500
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		8,120,000	8,160,600
PTS Acquisition Corp. (PIK)
9.500%, 4/15/15^ §		5,150,000	5,059,875

			20,167,975

Health Care Providers & Services (5.3%)
DaVita, Inc.
7.250%, 3/15/15^		7,925,000	7,825,937
Hanger Orthopedic Group, Inc.
10.250%, 6/1/14		7,250,000	7,793,750
HCA, Inc.
6.750%, 7/15/13		6,555,000	5,965,050
7.190%, 11/15/15^		1,700,000	1,532,205
9.250%, 11/15/16 §		19,780,000	21,065,700
7.690%, 6/15/25^		3,200,000	2,783,341
(PIK) 9.625%, 11/15/16^§		4,950,000	5,321,250
HealthSouth Corp., Term Loan
7.860%, 2/2/13 §(l)		62,195	62,397
8.610%, 2/2/13 §(l)		3,345,046	3,355,880
Rotech Healthcare, Inc.
9.500%, 4/1/12^		6,650,000	6,284,250
Skilled Healthcare Group, Inc.
11.000%, 1/15/14 §		5,538,000	6,119,490
Surgical Care Affiliates, Inc.
10.000%, 7/15/17^§		2,500,000	2,493,750
(PIK) 8.875%, 7/15/15^§		2,500,000	2,487,500
Tenet Healthcare Corp.
7.375%, 2/1/13^		3,625,000	3,276,094
9.875%, 7/1/14^		350,000	346,500
Triad Hospitals, Inc.
7.000%, 11/15/13		14,475,000	15,216,105
U.S. Oncology Holdings, Inc. (PIK)
9.797%, 3/15/12^§		2,000,000	1,965,000
U.S. Oncology, Inc.
10.750%, 8/15/14^		10,460,000	11,192,200

			105,086,399

Pharmaceuticals (0.8%)
Argatroban Royalty Sub LLC
12.000%, 9/30/14		5,614,639	5,614,639
Elan Finance plc/ Elan Finance Corp.
8.875%, 12/1/13^		5,975,000	6,243,875
9.485%, 12/1/13 (l)		3,925,000	3,998,594

			15,857,108

Total Health Care			149,119,232

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Industrials (9.7%)
Aerospace & Defense (1.5%)
Alion Science and Technology Corp.
10.250%, 2/1/15 §		$8,000,000	$8,260,000
Armor Holdings, Inc.
8.250%, 8/15/13^		2,100,000	2,210,250
Bombardier, Inc.
8.000%, 11/15/14^§		6,350,000	6,572,250
DRS Technologies, Inc.
7.625%, 2/1/18		2,350,000	2,373,500
L-3 Communications Corp.
7.625%, 6/15/12		6,300,000	6,449,625
Series B
6.375%, 10/15/15		700,000	661,500
TransDigm, Inc.
7.750%, 7/15/14		2,000,000	2,020,000
7.750%, 7/15/14 §		500,000	505,000

			29,052,125

Airlines (0.5%)
Calair LLC/Calair Capital Corp.
8.125%, 4/1/08		7,000,000	7,026,250
Continental Airlines, Inc.,
Series 01-1
7.373%, 12/15/15		1,263,006	1,256,691
United Air Lines Inc.,
Series 00-2
7.032%, 10/1/10		766,925	774,118

			9,057,059

Building Products (1.2%)
Builders FirstSource, Inc.
9.610%, 2/15/12 (l)		8,000,000	8,100,000
Nortek, Inc.
8.500%, 9/1/14		5,940,000	5,657,850
RBS Global, Inc. & Rexnord Corp.
9.500%, 8/1/14^		5,500,000	5,637,500
11.750%, 8/1/16^		4,550,000	4,891,250

			24,286,600

Commercial Services & Supplies (2.1%)
Allied Waste North America, Inc.
7.875%, 4/15/13^		1,250,000	1,264,063
7.250%, 3/15/15^		9,145,000	9,053,550
Series B
9.250%, 9/1/12		4,787,000	5,020,366
ARAMARK Corp.
8.500%, 2/1/15^§		8,075,000	8,216,312
Corrections Corp. of America
7.500%, 5/1/11		2,400,000	2,433,000
Ford Holdings, Inc.
9.300%, 3/1/30		1,700,000	1,547,000
Knowledge Learning Corp., Inc.
7.750%, 2/1/15 §		6,610,000	6,395,175
MSX International UK/MXS International Business Services/MXS International GmbH
12.500%, 4/1/12 §		4,770,000	4,841,550
Sheridan Group, Inc.
10.250%, 8/15/11		3,000,000	3,150,000

			41,921,016

Construction & Engineering (0.4%)
Esco Corp.
8.625%, 12/15/13 §		7,250,000	7,612,500

Electrical Equipment (0.6%)
Polypore, Inc.
8.750%, 5/15/12	EUR	5,000,000	6,868,759
Superior Essex Communications LLC/Essex Group, Inc.
9.000%, 4/15/12		$5,500,000	5,610,000

			12,478,759

Industrial Conglomerates (1.0%)
Covalence Specialty Materials Corp.
10.250%, 3/1/16 §		6,250,000	6,250,000
Harland Clarke Holdings Corp.
9.500%, 5/15/15^§		5,250,000	5,040,000
10.106%, 5/15/15 §(l)		4,225,000	4,077,125
Sequa Corp.
9.000%, 8/1/09		2,698,000	2,785,685
Series B
8.875%, 4/1/08		2,250,000	2,278,125

			20,430,935

Machinery (1.4%)
Accuride Corp.
8.500%, 2/1/15^.		5,762,000	5,689,975
Actuant Corp.
6.875%, 6/15/17 §		1,850,000	1,831,500
Case New Holland, Inc.
9.250%, 8/1/11		8,230,000	8,626,686
Stewart & Stevenson LLC
10.000%, 7/15/14 §		4,750,000	4,963,750
Trimas Corp.
9.875%, 6/15/12^		5,145,000	5,286,487
Trinity Industries, Inc.
6.500%, 3/15/14		2,325,000	2,272,688

			28,671,086

Marine (0.1%)
Horizon Lines LLC
9.000%, 11/1/12		2,837,000	3,000,128

Road & Rail (0.6%)
Hertz Corp.
8.875%, 1/1/14		7,450,000	7,766,625
Term B Loan
7.110%, 12/21/12 §(l)		679,776	682,060
7.090%, 12/21/12 §(l)		486,062	487,694
Term DD Loan
7.090%, 12/21/12 §(l)		75,495	75,748
Term Loan
5.360%, 12/21/12 §(l)		222,222	222,969
Kansas City Southern de Mexico S.A. de C.V.
9.375%, 5/1/12		2,350,000	2,514,500

			11,749,596

Transportation Infrastructure (0.3%)
Saint Acquisition Corp.
13.107%, 5/15/15 § (l)		4,000,000	3,790,000
12.500%, 5/15/17 §		2,750,000	2,598,750

			6,388,750

Total Industrials			194,648,554

Information Technology (5.2%)
Communications Equipment (0.4%)
Nortel Networks Ltd.
9.606%, 7/15/11^§(l)		1,000,000	1,063,750
10.125%, 7/15/13 §		5,775,000	6,193,688
10.750%, 7/15/16^ §		950,000	1,049,750

			8,307,188

Computers & Peripherals (0.5%)
Compucom Systems, Inc.
12.000%, 11/1/14 §		8,000,000	8,600,000
Solar Capital Corp., Term Loan
7.360%, 2/11/13 (l)§		1,974,950	1,990,996

			10,590,996

Electronic Equipment & Instruments (1.4%)
Advanced Lighting Technologies, Inc.
11.000%, 3/31/09		3,000,000	3,000,000
Celestica, Inc.
7.875%, 7/1/11^		8,585,000	8,327,450

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
7.625%, 7/1/13^		$1,700,000	$1,589,500
NXP B.V./NXP Funding LLC
9.500%, 10/15/15^		8,700,000	8,569,500
Sanmina-SCI Corp.
8.125%, 3/1/16^		3,375,000	3,138,750
Solectron Global Finance Ltd.
8.000%, 3/15/16^		3,200,000	3,424,000

			28,049,200

IT Services (1.1%)
Iron Mountain, Inc.
8.625%, 4/1/13		4,253,000	4,263,633
6.625%, 1/1/16		4,650,000	4,266,375
SunGard Data Systems, Inc.
9.125%, 8/15/13^		10,750,000	11,005,312
10.250%, 8/15/15^		3,000,000	3,172,500

			22,707,820

Office Electronics (0.2%)
Xerox Capital Trust I
8.000%, 2/1/27^		3,100,000	3,182,500

Semiconductors & Semiconductor Equipment (1.5%)
Amkor Technologies, Inc.
7.750%, 5/15/13		7,000,000	6,737,500
9.250%, 6/1/16^		1,250,000	1,287,500
Freescale Semiconductor, Inc.
8.875%, 12/15/14^ §		8,025,000	7,663,875
(PIK)
9.125%, 12/15/14 §		8,525,000	8,013,500
Sensata Technologies B.V.
8.000%, 5/1/14^		6,975,000	6,730,875

			30,433,250

Software (0.1%)
Pegasus Solutions, Inc.
10.500%, 4/15/15 §		1,750,000	1,750,000

Total Information Technology			105,020,954

Materials (10.7%)
Chemicals (5.3%)
Arco Chemical Co.
10.250%, 11/1/10		100,000	108,000
Chemtura Corp.
6.875%, 6/1/16		2,525,000	2,386,125
Cognis Holdings GmbH (PIK)
12.876%, 1/15/15§†	EUR	4,909,964	6,778,299
Equistar Chemicals LP/Equistar Funding Corp.
10.625%, 5/1/11		$4,756,000	5,005,690
Ferro Corp., Term Loan
7.320%, 6/6/12 (l)		1,166,667	1,164,479
7.360%, 6/6/12 (l)		1,944,445	1,940,798
8.070%, 6/6/12 (l)		260,833	260,344
Headwaters, Inc., Term B Loan
7.360%, 4/30/11 (b)(l)		1,704,545	1,704,545
Hercules, Inc.
6.750%, 10/15/29		4,650,000	4,510,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.750%, 11/15/14 §		7,450,000	7,710,750
Huntsman LLC
11.625%, 10/15/10		1,550,000	1,666,250
11.500%, 7/15/12		5,393,000	5,986,230
Ineos Group Holdings plc
8.500%, 2/15/16^§		14,325,000	14,002,687
Term B Loan
7.580%, 10/7/13 (b)(l)		990,000	995,569
Term C Loan
8.080%, 10/7/14 (b)(l)		990,000	995,569
Lyondell Chemical Co.
8.000%, 9/15/14^		9,800,000	10,069,500
8.250%, 9/15/16^		2,850,000	2,978,250
6.875%, 6/15/17^		1,425,000	1,375,125
Nalco Co.
7.750%, 11/15/11^		3,700,000	3,727,750
8.875%, 11/15/13^		2,650,000	2,749,375
Nova Chemicals Corp.
6.500%, 1/15/12^		2,825,000	2,641,375
8.484%, 11/15/13 (l)		5,704,000	5,704,000
Phibro Animal Health Corp.
13.000%, 8/1/14 §		5,850,000	6,171,750
PQ Corp.
7.500%, 2/15/13		3,500,000	3,710,000
Reichhold Industries, Inc.
9.000%, 8/15/14 §		4,745,000	4,887,350
Rockwood Specialties Group, Inc.
7.500%, 11/15/14^		4,680,000	4,703,400
SigmaKalon, Term A Loan
6.164%, 6/30/12 (b)	EUR	954,315	1,286,543

			105,220,253

Containers & Packaging (2.1%)
BPC Holding Corp.
8.875%, 9/15/14^		$5,375,000	5,442,187
Crown Americas LLC/Crown Americas Capital Corp.
7.625%, 11/15/13^		1,050,000	1,060,500
7.750%, 11/15/15^		3,655,000	3,673,275
Jefferson Smurfit Corp.
8.250%, 10/1/12		7,102,000	7,048,735
7.500%, 6/1/13		2,700,000	2,619,000
Norampac, Inc.
6.750%, 6/1/13		1,675,000	1,597,531
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09		5,051,000	5,139,393
8.750%, 11/15/12		3,954,000	4,131,930
8.250%, 5/15/13^		3,550,000	3,674,250
6.750%, 12/1/14^		4,800,000	4,680,000
Russell-Stanley Holdings, Inc.
9.000%, 11/30/08 †(b)(h)		729,508	11,855
Smurfit-Stone Container Enterprises, Inc.
8.375%, 7/1/12		2,675,000	2,678,344
8.000%, 3/15/17^		200,000	194,000
8.000%, 3/15/17 §		800,000	776,000

			42,727,000

Metals & Mining (1.1%)
Compass Minerals International, Inc.,
Series B
0.000%, 6/1/13 (e)		6,461,000	6,412,542
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15		1,325,000	1,397,875
8.375%, 4/1/17		5,250,000	5,604,375
Noranda Aluminium Acquisition Corp. (PIK)
9.360%, 5/15/15^ §		8,000,000	7,720,000
Novelis, Inc.
7.250%, 2/15/15^		1,215,000	1,246,894

			22,381,686

Paper & Forest Products (2.2%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15^		1,800,000	1,575,000
Abitibi-Consolidated, Inc.
8.550%, 8/1/10^		1,500,000	1,432,500

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Bowater Canada Finance Corp.
7.950%, 11/15/11^		$2,650,000	$2,494,313
Cascades, Inc.
7.250%, 2/15/13^		3,000,000	2,917,500
Georgia-Pacific Corp.
7.000%, 1/15/15^ §		1,000,000	962,500
7.125%, 1/15/17 §		1,500,000	1,440,000
8.000%, 1/15/24		6,480,000	6,285,600
7.375%, 12/1/25^		6,350,000	5,953,125
7.250%, 6/1/28		3,050,000	2,806,000
7.750%, 11/15/29		800,000	752,000
Term Loan B
7.110%, 12/24/12 (l)		1,975,000	1,978,629
Neenah Paper, Inc.
7.375%, 11/15/14		2,750,000	2,722,500
Newark Group, Inc.
9.750%, 3/15/14		5,660,000	5,759,050
Smurfit Capital Funding plc
7.500%, 11/20/25		300,000	302,250
Verso Paper Holdings LLC/Verson Paper, Inc.
9.125%, 8/1/14 §		5,800,000	5,988,500

			43,369,467

Total Materials			213,698,406

Telecommunication Services (7.5%)
Diversified Telecommunication Services (5.8%)
Cincinnati Bell, Inc.
7.250%, 7/15/13^		3,825,000	3,920,625
8.375%, 1/15/14^		6,625,000	6,691,250
Citizens Communications Co.
7.125%, 3/15/19		4,050,000	3,827,250
7.000%, 11/1/25		200,000	179,500
7.875%, 1/15/27		750,000	729,375
9.000%, 8/15/31		3,490,000	3,594,700
Hawaiian Telcom Communications, Inc.,
Series B
9.750%, 5/1/13^		4,425,000	4,635,188
Insight Midwest LP/Insight Capital, Inc.
9.750%, 10/1/09		2,595,000	2,614,463
Level 3 Financing, Inc.
8.750%, 2/15/17^ §		7,500,000	7,415,625
Nordic Telephone Co. Holdings ApS
5.875%, 11/30/14 §	EUR	810,085	1,105,210
6.125%, 11/30/14 §		1,000,000	1,369,300
8.250%, 5/1/16 §		3,500,000	5,080,513
8.875%, 5/1/16^§		$200,000	212,000
Qwest Communications International, Inc.
8.860%, 2/15/09 (l)		1,333,000	1,346,330
7.500%, 2/15/14		14,400,000	14,580,000
Series B
7.500%, 2/15/14^		6,807,000	6,892,087
Qwest Corp.
8.875%, 3/15/12		7,400,000	7,973,500
7.500%, 6/15/23		6,000,000	6,000,000
7.200%, 11/10/26		1,600,000	1,572,000
Telcordia Technologies, Inc.
9.110%, 7/15/12 § (l)		10,650,000	10,490,250
10.000%, 3/15/13^ §		2,000,000	1,780,000
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14^		6,500,000	6,890,000
Virgin Media Finance plc
8.750%, 4/15/14^	EUR	1,000,000	1,414,355
9.125%, 8/15/16^		$4,000,000	4,190,000
West Corp.
9.500%, 10/15/14 §		7,400,000	7,566,500
11.000%, 10/15/16 §		2,000,000	2,090,000
11.000%, 10/15/16^		625,000	653,125
Wind Acquisition Finance S.A.
10.750%, 12/1/15^ §		1,600,000	1,836,000

			116,649,146

Wireless Telecommunication Services (1.7%)
American Cellular Corp.,
Series B
10.000%, 8/1/11		597,000	625,357
Cell C Pty Ltd.
11.000%, 7/1/15^ §		5,000,000	4,687,500
Centennial Cellular Corp./Centennial Cellular Operating Co. LLC
10.750%, 12/15/08		1,808,000	1,812,520
10.125%, 6/15/13		4,700,000	5,040,750
iPCS, Inc. (PIK)
8.605%, 5/1/14^ §		7,000,000	7,017,500
Mobile Telesystems Finance S.A.
8.375%, 10/14/10 (b)(m)		1,000,000	1,039,770
8.000%, 1/28/12 §		1,150,000	1,183,120
Nextel Communications, Inc.,
Series D
7.375%, 8/1/15		2,975,000	2,973,724
Rural Cellular Corp.
9.875%, 2/1/10^		6,783,000	7,088,235
Stratos Global Corp.
9.875%, 2/15/13		2,450,000	2,603,125

			34,071,601

Total Telecommunication Services			150,720,747

Utilities (6.9%)
Electric Utilities (2.5%)
Edison Mission Energy
7.750%, 6/15/16		1,450,000	1,442,750
7.000%, 5/15/17^ §		1,275,000	1,201,687
7.200%, 5/15/19 §		4,525,000	4,253,500
7.625%, 5/15/27 §		450,000	425,250
Midwest Generation LLC,
Series B
8.560%, 1/2/16		3,840,081	4,094,486
Mirant Americas Generation, Inc.
8.300%, 5/1/11		6,670,000	6,886,775
Nevada Power Co., Series R
6.750%, 7/1/37		500,000	507,568
Reliant Energy, Inc.
9.250%, 7/15/10		1,635,000	1,710,619
7.625%, 6/15/14^		6,525,000	6,361,875
6.750%, 12/15/14		8,225,000	8,389,500
7.875%, 6/15/17^		4,875,000	4,740,937
Sierra Pacific Power Co., Series P
6.750%, 7/1/37		900,000	913,622
Sierra Pacific Resources
7.803%, 6/15/12		750,000	788,644
8.625%, 3/15/14		2,700,000	2,897,942
6.750%, 8/15/17		2,850,000	2,801,721
Tenaska Alabama Partners LP
7.000%, 6/30/21 §		3,165,227	3,238,749

			50,655,625

Gas Utilities (1.4%)
AmeriGas Partners LP
7.250%, 5/20/15^		5,250,000	5,197,500
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16		8,825,000	8,670,562
SemGroup plc
8.750%, 11/15/15^ §		5,925,000	5,954,625

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13^	$7,875,000	$7,599,375

		27,422,062

Independent Power Producers & Energy Traders (1.8%)
AES Corp.
8.750%, 5/15/13 §	4,875,000	5,143,125
Dynegy Holdings, Inc.
7.500%, 6/1/15 §	1,000,000	941,250
8.375%, 5/1/16^	5,200,000	5,083,000
7.125%, 5/15/18	1,500,000	1,335,000
7.750%, 6/1/19 §	300,000	279,000
NRG Energy, Inc.
7.250%, 2/1/14	3,025,000	3,032,563
7.375%, 2/1/16	12,545,000	12,576,362
7.375%, 1/15/17^	6,425,000	6,449,094

		34,839,394

Multi-Utilities (1.2%)
Dynegy-Roseton Danskammer,
Series A
7.270%, 11/8/10^	6,500,000	6,573,125
Series B
7.670%, 11/8/16	1,950,000	2,018,250
PSEG Energy Holdings LLC
8.500%, 6/15/11	9,205,000	9,749,596
Reliant Energy Mid-Atlantic Power Holdings LLC,
Series B
9.237%, 7/2/17	2,966,993	3,263,692
South Point Energy Center LLC/Broad River Energy LLC/Rockgen Energy LLC
8.400%, 5/30/12 (b)(h)	2,551,638	2,521,373

		24,126,036

Total Utilities		137,043,117

Total Long-Term Debt Securities (94.6%) (Cost $1,889,049,256)		1,891,767,758

CONVERTIBLE BONDS:
Financials (0.1%)
Capital Markets (0.1%)
Deutsche Bank AG/London
(Zero Coupon), 7/14/08 §	500,000	467,600
(Zero Coupon), 9/29/08 §	600,000	560,940
(Zero Coupon), 10/24/08 §	625,000	614,375

Total Financials		1,642,915

Health Care (0.2%)
Biotechnology (0.2%)
NPS Pharmaceuticals, Inc.
3.000%, 6/15/08	5,000,000	4,750,000

Total Health Care		4,750,000

Information Technology (0.2%)
Communications Equipment (0.1%)
Nortel Networks Corp.
2.125%, 4/15/14^ §	1,575,000	1,537,594

Semiconductors & Semiconductor Equipment (0.1%)
Advanced Micro Devices, Inc.
6.000%, 5/1/15 §	1,425,000	1,371,562

Total Information Technology		2,909,156

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Qwest Communications International, Inc.
3.500%, 11/15/25	375,000	657,188

Total Telecommunication Services		657,188

Utilities (0.1%)
Multi-Utilities (0.1%)
CMS Energy Corp.
2.875%, 12/1/24	1,875,000	2,449,219

Total Utilities		2,449,219

Total Convertible Bonds (0.6%) (Cost $12,093,611)		12,408,478

	Number of Shares
COMMON STOCK:
Consumer Discretionary (0.0%)
Media (0.0%)
RCN Corp. §(b)*† (Cost $—)	1,867	—

CONVERTIBLE PREFERRED STOCKS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Chesapeake Energy Corp.,
5.000%	14,800	1,648,350

Total Energy		1,648,350

Financials (0.1%)
Capital Markets (0.1%)
Vale Capital Ltd.,
5.500%^	27,400	1,344,792

Total Financials		1,344,792

Materials (0.0%)
Metals & Mining (0.0%)
Freeport-McMoRan Copper & Gold, Inc.,
6.750%	6,300	807,975

Total Materials		807,975

Total Convertible Preferred Stocks (0.2%) (Cost $3,677,778)		3,801,117

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.6%)
Societe Generale North America, Inc.
5.21%, 10/9/07 (p)	$30,200,000	29,764,818
UBS Finance Delaware LLC
5.07%, 7/19/07 (p)	1,900,000	1,894,928

Total Commercial Paper		31,659,746

Short-Term Investments of Cash Collateral for Securities Loaned (18.2%)
Abbey National plc/London
5.43%, 7/2/07	11,038,549	11,038,549
Accredited Mortgage Loan Trust,
Series 06-2 A1
5.36%, 6/27/08 (l)	553,759	553,759
Aquinas Funding LLC
5.34%, 8/2/07	3,334,749	3,334,749
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	4,455,520	4,455,520
Barclays Capital, Repurchase Agreement
5.42%, 7/2/07 (r)	70,627,395	70,627,395

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Barclays plc/London
5.43%, 7/2/07	$14,109,145	$14,109,145
Bavaria TRR Corp.
5.35%, 7/25/07	14,785,765	14,785,765
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	3,267,381	3,267,381
Belmont Funding LLC
5.31%, 7/19/07	10,992,880	10,992,880
Beta Finance, Inc.
5.37%, 1/31/08 (l)	594,069	594,069
5.37%, 3/10/08 (l)	1,484,961	1,484,961
Cantabric Financing LLC
5.34%, 9/25/07	10,990,414	10,990,414
Cedar Springs Capital Co. LLC
5.33%, 7/19/07	8,793,859	8,793,859
5.32%, 7/23/07	4,398,969	4,398,969
CIT Group Holdings, Inc.
5.37%, 6/18/08 (l)	7,128,832	7,128,832
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	3,712,933	3,712,933
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	3,477,979	3,477,979
Comerica Bank
5.35%, 3/16/09 (l)	1,485,017	1,485,017
Concord Minutemen C.C. LLC,
Series B
5.33%, 7/12/07	6,683,226	6,683,226
Series C
5.32%, 7/3/07	7,395,255	7,395,255
Crown Point Capital Co. LLC
5.31%, 7/25/07	6,594,755	6,594,755
DekaBank Deutsche Girozentrale
5.38%, 7/29/08 (l)	3,861,450	3,861,450
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	445,552	445,552
5.34%, 10/18/07 (l)	8,911,039	8,911,039
Deutsche Bank AG/New York
5.47%, 1/22/08 (l)	1,485,173	1,485,173
Fenway Funding LLC
5.35%, 8/9/07	6,594,164	6,594,164
Fifth Third Bancorp
5.32%, 7/29/08 (l)	445,548	445,548
First Tennessee Bank
5.34%, 7/29/08 (l)	13,365,311	13,365,311
General Electric Capital Corp.
5.40%, 3/12/10 (l)	594,069	594,069
Glitnir Banki hf
5.44%, 12/28/07 (l)	7,425,866	7,425,866
Goldman Sachs Group, Inc.
5.38%, 6/27/08 (l)	1,633,690	1,633,690
5.50%, 7/29/08 (l)	2,970,346	2,970,346
5.41%, 3/27/09 (l)	4,158,485	4,158,485
Gotham Funding Corp.
5.37%, 7/3/07	6,675,319	6,675,319
Hartford Life, Inc.
5.45%, 6/27/08 (l)	1,188,139	1,188,139
HBOS Treasury Services plc
5.47%, 7/2/07	8,959,307	8,959,307
ING Bank N.V./Amsterdam
5.43%, 7/2/07	16,336,904	16,336,904
K2 (USA) LLC
5.37%, 5/29/09 (l)	5,937,425	5,937,425
5.37%, 6/18/09 (l)	7,421,410	7,421,410
Kommunalkredit Austria AG
5.32%, 7/29/08 (l)	8,910,655	8,910,655
Lehman Brothers, Inc.
5.50%, 9/28/07 (l)	519,811	519,811
Links Finance LLC
5.37%, 6/25/09 (l)	2,226,646	2,226,646
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	3,712,933	3,712,933
Monumental Global Funding II
5.36%, 4/25/08 (l)	1,782,208	1,782,208
5.43%, 6/28/10 (l)	6,980,314	6,980,314
Morgan Stanley
5.53%, 5/7/09 (l)	7,425,866	7,425,866
Morgan Stanley ABS Capital I,
Series 07-NC2 A2A
5.43%, 5/1/09 (l)	1,380,498	1,380,498
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	4,455,519	4,455,519
5.37%, 1/28/08 (l)	4,455,519	4,455,519
New York Life Insurance Co.
5.41%, 9/28/07 (l)	5,049,589	5,049,589
Park Granada LLC
5.32%, 7/6/07	4,413,124	4,413,124
Pricoa Global Funding I
5.40%, 6/25/10 (l)	4,454,183	4,454,183
Rhein-Main Securitisation Ltd.
5.35%, 7/16/07	5,625,988	5,625,988
Saxon Asset Securities Trust,
Series 07-2 A2A
5.42%, 4/30/09 (l)	713,727	713,727
Solitaire Funding LLC
5.34%, 9/26/07	3,662,928	3,662,928
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	445,552	445,552
Wachovia Bank N.A.
5.37%, 10/2/08 (l)	1,485,173	1,485,173
Washington Mutual Asset-Backed Certificates,
Series 07-HE2 2A1
5.43%, 4/10/09 (l)	2,108,191	2,108,191

Total Short-Term Investments of Cash Collateral for Securities Loaned		364,123,033

Time Deposit (2.5%)
JPMorgan Chase Nassau
4.76%, 7/2/07	49,895,966	49,895,966

Total Short-Term Investments (22.3%) (Cost/Amortized Cost $445,675,735)		445,678,745

Total Investments (117.7%) (Cost/Amortized Cost $2,350,496,380)		2,353,656,098
Other Assets Less Liabilities (-17.7%)		(354,132,845)

Net Assets (100%)		$1,999,523,253

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $6,790,154 or 0.3% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $491,412,531 or 24.6% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2007. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

EUR	— European Currency Unit
PIK	— Payment-in-Kind Security
TBA	— Security is subject to delayed delivery.

At June 30, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 7/16/07	9,900	$13,317,975	$13,405,161	$87,186
European Union, expiring 10/3/07	7,000	9,440,550	9,502,648	62,098
European Union, expiring 10/3/07	7,100	9,575,415	9,638,400	62,985

				$212,269

Foreign Currency Sell Contracts
European Union, expiring 7/16/07	9,900	$13,063,248	$13,405,161	$(341,913)
European Union, expiring 7/26/07	20,798	27,880,655	28,171,376	(290,721)
European Union, expiring 10/4/07	10,125	13,482,855	13,745,262	(262,407)
European Union, expiring 1/24/08	13,675	18,731,400	18,615,626	115,774

				$(779,267)

				$(566,998)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$881,711,669
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$757,934,524

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,600,639
Aggregate gross unrealized depreciation	(29,183,695)

Net unrealized appreciation	$1,416,944

Federal income tax cost of investments	$2,352,239,154

At June 30, 2007, the Portfolio had loaned securities with a total value of $356,326,304. This was secured by collateral of $364,123,033 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $315,974,892 of which $29,624,243 expires in the year 2007, $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009, $91,978.211 expires in the year 2010, and $11,568,090 expires in the year 2014.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.4%)
BHP Billiton Ltd^	749,034	$22,245,137
Coles Group Ltd.^	212,100	2,898,672
CSL Ltd.^	118,172	8,816,387
Macquarie Airports	1,515,274	5,189,983
Macquarie Bank Ltd.^	276,059	19,893,640
Macquarie Infrastructure Group^	2,701,268	8,244,486
National Australia Bank Ltd.^	296,800	10,321,741
QBE Insurance Group Ltd.^	301,674	7,979,688
Zinifex Ltd.^	432,400	6,899,200

		92,488,934

Austria (1.0%)
Erste Bank der Oesterreichischen Sparkassen AG^	166,749	13,044,676
OMV AG	62,000	4,152,899
voestalpine AG^	115,100	9,736,381

		26,933,956

Belgium (0.9%)
Dexia S.A.^	191,615	6,019,312
Fortis (London International Exchange)^	185,809	7,929,265
Fortis (virt-x Exchange)	266,300	11,356,952

		25,305,529

Brazil (2.3%)
Cia Vale do Rio Doce (ADR)	318,706	14,198,352
Gafisa S.A.	358,144	5,586,601
Gol Linhas Aereas Inteligentes S.A. (ADR)	130,733	4,312,882
JHSF Participacoes S.A.*	606,900	3,539,463
Petroleo Brasileiro S.A. (ADR)	160,797	19,499,852
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	148,911	16,807,585

		63,944,735

Canada (2.8%)
Bombardier, Inc., Class B*	497,200	2,987,167
Canadian Imperial Bank of Commerce	46,800	4,217,162
Canadian National Railway Co.	160,779	8,188,475
Celestica, Inc.*	50,674	319,671
EnCana Corp.	118,500	7,288,543
Gerdau Ameristeel Corp.	391,200	5,780,322
Husky Energy, Inc.^	55,800	4,593,908
ING Canada, Inc.	95,700	4,261,019
Nexen, Inc.	127,906	3,962,354
Research In Motion Ltd.*	103,606	20,720,164
Shoppers Drug Mart Corp.^	199,598	9,244,933
Teck Cominco Ltd., Class B	108,600	4,608,045

		76,171,763

Denmark (0.2%)
Carlsberg A/S, Class B	43,300	5,252,637

Egypt (0.0%)
Orascom Construction Industries (GDR)	9,332	1,221,282

Finland (1.0%)
Nokia Oyj^	940,255	26,482,559

France (11.5%)
Accor S.A.	403,137	35,858,526
Air France-KLM^	121,600	5,692,806
BNP Paribas	253,838	30,356,700
Cie de Saint-Gobain^	214,418	24,194,311
Compagnie Generale des Etablissements Michelin, Class B	79,900	11,230,407
Credit Agricole S.A.^	229,222	9,366,161
Electricite de France	87,718	9,530,996
France Telecom S.A.	227,100	6,270,317
Imerys S.A.^	60,001	6,099,560
J.C. Decaux S.A.^	408,839	13,020,164
Lafarge S.A.^	64,205	11,766,024
Lagardere SCA	87,900	7,667,504
Pernod-Ricard S.A.^	52,200	11,583,082
Renault S.A.^	132,000	21,297,510
Sanofi-Aventis^	294,391	23,946,455
Societe Generale	66,935	12,459,280
Total S.A.^	647,532	52,811,996
Veolia Environnement^	256,928	20,179,306

		313,331,105

Germany (8.7%)
Allianz SE (Registered)	84,700	19,899,874
BASF AG	152,986	20,134,408
Beiersdorf AG	69,023	4,936,269
Continental AG	244,395	34,546,289
DaimlerChrysler AG	264,546	24,558,635
Deutsche Bank AG (Registered)	14,500	2,103,803
Deutsche Lufthansa AG (Registered)	260,900	7,330,670
Deutsche Post AG (Registered)^	286,976	9,333,436
Deutsche Telekom AG (Registered)^	290,500	5,382,596
E.ON AG^	152,200	25,603,130
Epcos AG	48,200	947,883
Fresenius Medical Care AG & Co. KGaA	58,500	2,702,305
Linde AG^	119,008	14,375,620
MTU Aero Engines Holdings AG	2,614	170,528
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	92,600	17,068,610
RWE AG	97,390	10,411,869
SAP AG^	170,800	8,800,614
Siemens AG (Registered)	134,342	19,377,109
Symrise AG*	154,757	4,631,069
TUI AG*^	145,200	4,032,610

		236,347,327

Hong Kong (3.5%)
China Merchants Holdings International Co., Ltd.^	1,832,000	8,868,068
China Mobile Ltd.	2,811,500	30,185,367
CNOOC Ltd.^	9,447,600	10,705,154
Esprit Holdings Ltd.	1,805,000	22,899,529
Kerry Properties Ltd.	486	3,052
Melco PBL Entertainment Macau Ltd. (ADR)*	906,445	11,384,949
Orient Overseas International	174,000	1,700,123
Shangri-La Asia Ltd.^†	3,072,973	7,372,078
Sino Land Co.^	1,009,675	2,102,198

		95,220,518

India (0.3%)
ICICI Bank Ltd. (ADR)	172,878	8,496,954

Ireland (0.2%)
Bank of Ireland	273,700	5,534,363

Italy (2.9%)
Banca Popolare di Verona e Novara S.c.r.l.^	163,500	4,722,309
Buzzi Unicem S.p.A.^	158,000	5,472,296

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
ENI S.p.A.^	1,044,771	$38,037,819
Fondiaria-Sai S.p.A.^	125,271	6,085,079
Fondiaria-Sai S.p.A. (RNC)	14,200	504,498
Intesa Sanpaolo S.p.A.	1,424,000	10,658,040
Italcementi S.p.A.^	157,800	4,895,125
UniCredito Italiano S.p.A.	1,135,200	10,186,574

		80,561,740

Japan (17.2%)
Aisin Seiki Co., Ltd.	200,700	7,384,130
Alps Electric Co., Ltd.^	341,600	3,418,081
Astellas Pharma, Inc.	148,400	6,460,296
Bank of Yokohama Ltd.	573,000	4,020,889
Canon, Inc.^	304,500	17,880,487
Chugai Pharmaceutical Co., Ltd.^	670,100	12,054,997
Daikin Industries Ltd.^	390,164	14,228,113
Dainippon Ink and Chemicals, Inc.	895,000	3,460,061
East Japan Railway Co.	1,269	9,791,269
EDION Corp.^	122,000	1,586,372
Fujitsu Ltd.	941,000	6,939,517
Hirose Electric Co., Ltd.^	28,100	3,701,783
Honda Motor Co., Ltd.^	524,800	19,180,508
Isuzu Motors Ltd.	1,326,000	7,194,055
Itochu Corp.	437,000	5,068,313
Japan Tobacco, Inc.	71	350,603
JFE Holdings, Inc.	239,100	14,894,595
Kyushu Electric Power Co., Inc.	205,700	5,396,231
Leopalace21 Corp.	73,700	2,520,016
Marubeni Corp.^	1,891,000	15,588,751
Mitsubishi Chemical Holdings Corp.	629,500	5,787,566
Mitsubishi Corp.	666,500	17,484,629
Mitsubishi UFJ Financial Group, Inc.	1,109	12,249,665
Mitsui & Co., Ltd.	467,000	9,311,553
Mitsui Chemicals, Inc.	513,000	3,904,008
Mitsui Fudosan Co., Ltd.	266,000	7,475,005
Mitsui O.S.K. Lines Ltd.^	687,000	9,340,410
Mitsui Trust Holdings, Inc.	1,163,000	10,144,666
Mizuho Financial Group, Inc.	1,531	10,606,644
Nidec Corp.^	100,600	5,915,484
Nippon Electric Glass Co., Ltd.^	294,000	5,193,503
Nippon Mining Holdings, Inc.	753,500	7,233,600
Nippon Telegraph & Telephone Corp.	1,964	8,725,344
Nippon Yusen KK^	429,000	3,940,703
Nissan Motor Co., Ltd.	1,994,200	21,395,640
Nitto Denko Corp.^	90,600	4,576,910
Nomura Holdings, Inc.	255,800	4,986,152
ORIX Corp.	39,000	10,278,579
Secom Co., Ltd.	14,000	660,629
Seven & I Holdings Co., Ltd.	229,300	6,555,419
Sharp Corp.	485,000	9,217,462
Shin-Etsu Chemical Co., Ltd.	129,700	9,280,463
SMC Corp.	49,500	6,593,300
Sony Corp.^	273,200	14,045,531
Sumitomo Corp.^	522,000	9,539,086
Sumitomo Heavy Industries Ltd.	103,000	1,168,658
Sumitomo Mitsui Financial Group, Inc.^	2,691	25,134,213
Tokyo Electric Power Co., Inc.	245,600	7,899,094
Toshiba Corp.^	1,311,000	11,446,294
Toyota Motor Corp.	578,700	36,660,792
Yamada Denki Co., Ltd.^	113,400	11,862,676

		469,732,745

Mexico (2.0%)
America Movil S.A.B. de C.V., Series L (ADR)	222,594	13,785,246
Cemex S.A.B. de C.V. (Sponsored ADR)*	269,189	9,933,074
Fomento Economico Mexicano S.A.B. de C.V. (Sponsored ADR)	358,587	14,099,641
Grupo Televisa S.A. (Sponsored ADR)	632,959	17,475,998

		55,293,959

Netherlands (5.1%)
ABN AMRO Holding N.V.^	110,919	5,111,699
Arcelor Mittal	210,851	13,289,974
Corporate Express^	207,700	3,199,050
European Aeronautic Defence and Space Co. N.V.^	137,990	4,504,713
Heineken N.V.	167,995	9,888,444
ING Groep N.V. (CVA)	1,266,071	56,187,767
Koninklijke Philips Electronics N.V.	225,732	9,642,116
Reed Elsevier N.V.	380,122	7,274,692
Royal Dutch Shell plc, Class A	333,000	13,606,598
Royal Dutch Shell plc, Class B	71,028	2,971,011
Wolters Kluwer N.V.	415,276	12,730,553

		138,406,617

Singapore (0.5%)
CapitaLand Ltd.^	2,166,000	11,461,441
Flextronics International Ltd.*	167,400	1,807,920
Neptune Orient Lines Ltd.	378,000	1,308,770

		14,578,131

South Korea (0.6%)
POSCO	12,640	6,067,911
Samsung Electronics Co., Ltd.	14,820	9,079,526

		15,147,437

Spain (1.3%)
Altadis S.A.^	112,665	7,502,333
Banco Bilbao Vizcaya Argentaria S.A.^	449,700	11,077,366
Banco Santander Central Hispano S.A.	311,100	5,764,288
Repsol YPF S.A.^	293,700	11,627,117

		35,971,104

Sweden (0.9%)
Nordea Bank AB	328,000	5,155,574
Svenska Cellulosa AB, Class B	328,500	5,523,672
Telefonaktiebolaget LM Ericsson, Class B	3,518,200	14,125,888

		24,805,134

Switzerland (9.9%)
ABB Ltd. (Registered)	1,039,788	23,664,434
Actelion Ltd. (Registered) *^	118,897	5,319,461
Adecco S.A. (Registered)^	83,120	6,461,108
Credit Suisse Group (Registered)^	194,800	13,930,233
Holcim Ltd. (Registered)	319,410	34,725,868
Lonza Group AG (Registered)^	152,538	14,061,219
Nestle S.A. (Registered)	74,511	28,425,809
Novartis AG (Registered)	373,141	21,077,961
Roche Holding AG	153,048	27,239,161
Swiss Reinsurance (Registered)	137,003	12,550,664
Syngenta AG (Registered)	93,863	18,380,704
UBS AG (Registered)	625,855	37,710,133
Xstrata plc	199,880	11,989,191

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Zurich Financial Services AG (Registered)^	45,585	$14,153,182

		269,689,128

Taiwan (0.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	555,261	6,180,055

United Kingdom (18.7%)
Amdocs Ltd.*	131,344	5,230,118
AstraZeneca plc	265,500	14,304,429
Aviva plc	638,858	9,538,293
BAE Systems plc	1,088,600	8,853,371
Barclays plc	1,980,444	27,679,430
BG Group plc	649,362	10,712,227
BHP Billiton plc	203,900	5,691,377
BP plc	513,200	6,214,258
British American Tobacco plc	104,500	3,563,193
British Land Co. plc (REIT)	255,331	6,870,584
British Sky Broadcasting Group plc	1,712,388	22,007,337
Burberry Group plc	614,687	8,480,005
Centrica plc	1,286,462	10,036,293
Friends Provident plc	770,202	2,771,584
George Wimpey plc	132,500	1,338,348
GlaxoSmithKline plc	1,126,429	29,518,866
Greene King plc	173,300	3,387,816
HBOS plc	820,440	16,236,364
Home Retail Group plc	750,200	6,914,728
HSBC Holdings plc^	1,452,000	26,461,786
ICAP plc	750,399	7,443,969
ITV plc	2,094,710	4,803,694
Kazakhmys plc	269,400	6,843,424
Kingfisher plc	1,138,396	5,177,819
Man Group plc	1,780,102	21,769,453
Marston’s plc	324,000	2,586,232
Mitchells & Butlers plc	244,882	4,324,920
Northern Rock plc	450,641	7,854,811
Reckitt Benckiser plc	239,829	13,171,777
Rio Tinto plc	365,213	28,066,614
Royal & Sun Alliance Insurance Group	951,491	2,780,053
Royal Bank of Scotland Group plc	1,306,809	16,611,206
SABMiller plc	229,100	5,824,305
Schroders plc	187,220	4,816,003
Smith & Nephew plc	622,641	7,739,514
Standard Chartered plc	504,904	16,526,533
Taylor Woodrow plc	277,500	2,010,272
Tesco plc	6,051,686	50,857,755
Trinity Mirror plc	430,300	4,571,012
Vodafone Group plc	12,456,621	41,973,728
Wm. Morrison Supermarkets plc	1,153,584	7,007,449
Wolseley plc	447,266	10,795,821
WPP Group plc	682,964	10,265,378

		509,632,149

United States (0.8%)
Schlumberger Ltd.	267,133	22,690,277

Total Common Stocks (95.8%)
(Cost $2,144,195,920)		2,619,420,138

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (18.9%)
Abbey National plc/London
5.43%, 7/2/07	$15,652,995	$15,652,995
Accredited Mortgage Loan Trust,
Series 06-2 A1
5.36%, 6/27/08 (l)	785,247	785,247
Aquinas Funding LLC
5.34%, 8/2/07	4,728,774	4,728,774
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	6,318,060	6,318,060
Barclays Capital, Repurchase Agreement
5.42%, 7/2/07 (r)	100,151,773	100,151,773
Barclays plc/London
5.43%, 7/2/07	20,007,192	20,007,192
Bavaria TRR Corp.
5.35%, 7/25/07	20,966,661	20,966,661
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	4,633,244	4,633,244
Belmont Funding LLC
5.31%, 7/19/07	15,588,235	15,588,235
Beta Finance, Inc.
5.37%, 1/31/08 (l)	842,408	842,408
5.37%, 3/10/08 (l)	2,105,719	2,105,719
Cantabric Financing LLC
5.34%, 9/25/07	15,584,738	15,584,738
Cedar Springs Capital Co. LLC
5.33%, 7/19/07	12,469,956	12,469,956
5.32%, 7/23/07	6,237,870	6,237,870
CIT Group Holdings, Inc.
5.37%, 6/18/08 (l)	10,108,897	10,108,897
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	5,265,050	5,265,050
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	4,931,878	4,931,878
Comerica Bank
5.35%, 3/16/09 (l)	2,105,799	2,105,799
Concord Minutemen C.C. LLC,
Series B
5.33%, 7/12/07	9,477,015	9,477,015
Concord Minutemen C.C. LLC,
Series C
5.32%, 7/3/07	10,486,694	10,486,694
Crown Point Capital Co. LLC
5.31%, 7/25/07	9,351,562	9,351,562
DekaBank Deutsche Girozentrale
5.38%, 7/29/08 (l)	5,475,653	5,475,653
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	631,806	631,806
5.34%, 10/18/07 (l)	12,636,121	12,636,121
Deutsche Bank AG/New York
5.47%, 1/22/08 (l)	2,106,020	2,106,020
Fenway Funding LLC
5.35%, 8/9/07	9,350,723	9,350,723
Fifth Third Bancorp
5.32%, 7/29/08 (l)	631,800	631,800
First Tennessee Bank
5.34%, 7/29/08 (l)	18,952,414	18,952,414
General Electric Capital Corp.
5.40%, 3/12/10 (l)	842,408	842,408
Glitnir Banki hf
5.44%, 12/28/07 (l)	10,530,101	10,530,101
Goldman Sachs Group, Inc.
5.38%, 6/27/08 (l)	2,316,622	2,316,622
5.50%, 7/29/08 (l)	4,212,040	4,212,040
5.41%, 3/27/09 (l)	5,896,856	5,896,856
Gotham Funding Corp.
5.37%, 7/3/07	9,465,803	9,465,803

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Hartford Life, Inc.
5.45%, 6/27/08 (l)	$1,684,816	$1,684,816
HBOS Treasury Services plc
5.47%, 7/2/07	12,704,567	12,704,567
ING Bank N.V./Amsterdam
5.43%, 7/2/07	23,166,223	23,166,223
K2 (USA) LLC
5.37%, 5/29/09 (l)	8,419,448	8,419,448
5.37%, 6/18/09 (l)	10,523,783	10,523,783
Kommunalkredit Austria AG
5.32%, 7/29/08 (l)	12,635,576	12,635,576
Lehman Brothers, Inc.
5.50%, 9/28/07 (l)	737,107	737,107
Links Finance LLC
5.37%, 6/25/09 (l)	3,157,451	3,157,451
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	5,265,050	5,265,050
Monumental Global Funding II
5.36%, 4/25/08 (l)	2,527,224	2,527,224
5.43%, 6/28/10 (l)	9,898,295	9,898,295
Morgan Stanley
5.53%, 5/7/09 (l)	10,530,101	10,530,101
Morgan Stanley ABS Capital I,
Series 07-NC2 A2A
5.43%, 5/1/09 (l)	1,957,588	1,957,588
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	6,318,060	6,318,060
5.37%, 1/28/08 (l)	6,318,061	6,318,061
New York Life Insurance Co.
5.41%, 9/28/07 (l)	7,160,468	7,160,468
Park Granada LLC
5.32%, 7/6/07	6,257,942	6,257,942
Pricoa Global Funding I
5.40%, 6/25/10 (l)	6,316,165	6,316,165
Rhein-Main Securitisation Ltd.
5.35%, 7/16/07	7,977,820	7,977,820
Saxon Asset Securities Trust,
Series 07-2 A2A
5.42%, 4/30/09 (l)	1,012,087	1,012,087
Solitaire Funding LLC
5.34%, 9/26/07	5,194,142	5,194,142
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	631,806	631,806
Wachovia Bank N.A.
5.37%, 10/2/08 (l)	2,106,020	2,106,020
Washington Mutual Asset-Backed Certificates,
Series 07-HE2 2A1
5.43%, 4/10/09 (l)	2,989,478	2,989,478

Total Short-Term Investments of Cash Collateral for Securities Loaned		516,337,412

Time Deposit (3.4%)
JPMorgan Chase Nassau
4.76%, 7/2/07	92,287,775	92,287,775

Total Short-Term Investments (22.3%) (Amortized Cost $608,625,187)		608,625,187

Total Investments (118.1%) (Cost/Amortized Cost $2,752,821,107)		3,228,045,325
Other Assets Less Liabilities (-18.1%)		(495,435,211)

Net Assets (100%)		$2,732,610,114

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $7,372,078 or 0.27% of net assets) valued at fair value.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR—American Depositary Receipt

CVA—Dutch Certification

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

RNC—Risparmio Non-Convertible Savings Shares

At June 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/07	Unrealized Appreciation/ (Depreciation)
Dow Jones Euro Stoxx 50 Index	117	September-07	$7,015,681	$7,149,667	$133,986
TOPIX Index	15	September-07	2,166,466	2,162,437	(4,030)

					$129,956

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$901,412,063
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$511,304,199

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$501,920,444
Aggregate gross unrealized depreciation	(35,244,039)

Net unrealized appreciation	$466,676,405

Federal income tax cost of investments	$2,761,368,920

At June 30, 2007, the Portfolio had loaned securities with a total value of $496,056,805. This was secured by collateral of $516,337,412 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $741,891 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (0.3%)
Autoliv, Inc.^	18,200	$1,035,034
BorgWarner, Inc.^	11,000	946,440
Magna International, Inc., Class A	12,800	1,164,672

		3,146,146

Automobiles (0.3%)
DaimlerChrysler AG	17,000	1,563,150
General Motors Corp.^	23,400	884,520

		2,447,670

Hotels, Restaurants & Leisure (2.6%)
Las Vegas Sands Corp.*	121,900	9,311,941
McDonald’s Corp.	54,800	2,781,648
Melco PBL Entertainment Macau Ltd. (ADR)*^	413,710	5,196,197
Starbucks Corp.*	270,295	7,092,541

		24,382,327

Household Durables (0.7%)
Black & Decker Corp.	16,600	1,465,946
Centex Corp.	17,000	681,700
KB Home^	28,100	1,106,297
Pulte Homes, Inc.^	31,500	707,175
Sony Corp. (ADR)^	62,220	3,196,241

		7,157,359

Internet & Catalog Retail (0.6%)
Liberty Media Corp., Interactive, Class A*	265,875	5,936,989

Leisure Equipment & Products (0.1%)
Mattel, Inc.	25,500	644,895

Media (3.1%)
CBS Corp., Class B	59,000	1,965,880
Citadel Broadcasting Corp.	4,561	29,418
Comcast Corp., Class A*	69,700	1,959,964
Comcast Corp., Special Class A*	645,912	18,059,700
Gannett Co., Inc.	23,100	1,269,345
Interpublic Group of Cos., Inc.*^	66,100	753,540
Time Warner, Inc.	124,300	2,615,272
Tribune Co.	21,990	646,506
Viacom, Inc., Class B*	37,650	1,567,370
Walt Disney Co.	34,900	1,191,486

		30,058,481

Multiline Retail (2.3%)
Dillards, Inc., Class A^	18,500	664,705
Dollar Tree Stores, Inc.*^	28,900	1,258,595
Family Dollar Stores, Inc.	28,300	971,256
J.C. Penney Co., Inc.	14,000	1,013,320
Macy’s, Inc.	50,400	2,004,912
Nordstrom, Inc.	134,590	6,880,241
Saks, Inc.^	35,900	766,465
Sears Holdings Corp.*	39,500	6,695,250
Target Corp.	21,500	1,367,400

		21,622,144

Specialty Retail (0.5%)
Gap, Inc.	76,300	1,457,330
Home Depot, Inc.	9,700	381,695
Limited Brands, Inc.	52,600	1,443,870
Office Depot, Inc.*	29,400	890,820
Sherwin-Williams Co.	7,700	511,819

		4,685,534

Textiles, Apparel & Luxury Goods (0.2%)
Jones Apparel Group, Inc.	31,300	884,225
VF Corp.	16,600	1,520,228

		2,404,453

Total Consumer Discretionary		102,485,998

Consumer Staples (9.0%)
Beverages (1.1%)
Coca-Cola Co.	73,900	3,865,709
Molson Coors Brewing Co., Class B	6,600	610,236
PepsiCo, Inc.	100,155	6,495,052

		10,970,997

Food & Staples Retailing (2.6%)
CVS Caremark Corp.	194,783	7,099,841
Kroger Co.	38,000	1,068,940
Rite Aid Corp.*^	1,282,100	8,179,798
Safeway, Inc.	47,700	1,623,231
Sysco Corp.	80,565	2,657,839
Wal-Mart Stores, Inc.	81,400	3,916,154

		24,545,803

Food Products (2.0%)
Cadbury Schweppes plc (ADR)	59,595	3,236,008
General Mills, Inc.	24,800	1,448,816
Kellogg Co.	26,100	1,351,719
Kraft Foods, Inc., Class A	319,555	11,264,314
Sara Lee Corp.	93,400	1,625,160

		18,926,017

Household Products (1.5%)
Colgate-Palmolive Co.	22,900	1,485,065
Kimberly-Clark Corp.	23,700	1,585,293
Procter & Gamble Co.	191,190	11,698,916

		14,769,274

Personal Products (0.7%)
Avon Products, Inc.	177,705	6,530,659

Tobacco (1.1%)
Altria Group, Inc.	155,525	10,908,523

Total Consumer Staples		86,651,273

Energy (6.7%)
Energy Equipment & Services (0.0%)
Schlumberger Ltd.	3,200	271,808

Oil, Gas & Consumable Fuels (6.7%)
Apache Corp.	118,500	9,668,415
BP plc (ADR)	21,100	1,522,154
Chevron Corp .	168,033	14,155,100
ConocoPhillips	162,200	12,732,700
EOG Resources, Inc.	61,300	4,478,578
Exxon Mobil Corp.	110,200	9,243,576
Marathon Oil Corp.	46,600	2,794,136
Royal Dutch Shell plc, Class A (ADR)	20,700	1,680,840
Total S.A. (Sponsored ADR)	18,300	1,481,934
Valero Energy Corp .	77,115	5,695,714

		63,453,147

Total Energy		63,724,955

Financials (19.2%)
Capital Markets (3.8%)
Charles Schwab Corp.	311,900	6,400,188
Goldman Sachs Group, Inc.	56,320	12,207,360
Janus Capital Group, Inc.^	31,900	888,096
Merrill Lynch & Co., Inc.	112,590	9,410,272
Morgan Stanley	3,100	260,028
optionsXpress Holdings, Inc.^	117,775	3,022,106
UBS AG (Registered)	68,455	4,107,985
Waddell & Reed Financial, Inc.^	15,900	413,559

		36,709,594

Commercial Banks (2.5%)
Comerica, Inc.	26,600	1,581,902
Fifth Third Bancorp.	47,200	1,877,144
HSBC Holdings plc.	259,400	4,727,402

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
KeyCorp	7,975	$273,782
National City Corp.^	49,200	1,639,344
SunTrust Banks, Inc.	21,500	1,843,410
U.S. Bancorp.	62,900	2,072,555
Wachovia Corp.	162,400	8,323,000
Wells Fargo & Co.	32,200	1,132,474

		23,471,013

Consumer Finance (2.3%)
American Express Co.	194,245	11,883,909
Capital One Financial Corp.	80,900	6,345,796
SLM Corp.	63,340	3,647,117

		21,876,822

Diversified Financial Services (3.2%)
Bank of America Corp.	125,600	6,140,584
Chicago Mercantile Exchange Holdings, Inc., Class A	17,753	9,486,493
Citigroup, Inc.	191,950	9,845,116
JPMorgan Chase & Co.	101,800	4,932,210

		30,404,403

Insurance (4.1%)
ACE Ltd.	13,800	862,776
Aflac, Inc.	5,000	257,000
Allstate Corp.	29,700	1,826,847
Ambac Financial Group, Inc.	18,100	1,578,139
American International Group, Inc.	207,500	14,531,225
Aon Corp.	39,500	1,683,095
Chubb Corp.	30,800	1,667,512
Fidelity National Financial, Inc., Class A	28,600	677,820
Genworth Financial, Inc., Class A	48,400	1,664,960
Hartford Financial Services Group, Inc.	15,500	1,526,905
MBIA, Inc.^	22,400	1,393,728
MetLife, Inc.	39,300	2,534,064
Old Republic International Corp.	53,500	1,137,410
PartnerReinsurance Ltd.^	900	69,750
Prudential Financial, Inc.	7,600	738,948
RenaissanceReinsurance Holdings Ltd.^	11,800	731,482
Torchmark Corp.	16,100	1,078,700
Travelers Cos., Inc.	42,800	2,289,800
Unum Group.	39,300	1,026,123
XL Capital Ltd., Class A	17,800	1,500,362

		38,776,646

Thrifts & Mortgage Finance (3.3%)
Astoria Financial Corp.^	8,250	206,580
Countrywide Financial Corp.	55,200	2,006,520
Fannie Mae	211,455	13,814,355
Freddie Mac	201,666	12,241,126
MGIC Investment Corp.^	23,300	1,324,838
Washington Mutual, Inc.	56,400	2,404,896

		31,998,315

Total Financials		183,236,793

Health Care (13.0%)
Biotechnology (3.1%)
Amgen, Inc.*	120,875	6,683,179
Celgene Corp.*	81,440	4,668,955
Genentech, Inc.*	85,375	6,459,473
Gilead Sciences, Inc.*	208,100	8,068,037
OSI Pharmaceuticals, Inc.*^	90,040	3,260,348

		29,139,992

Health Care Equipment & Supplies (1.5%)
Alcon, Inc.	25,804	3,481,218
Cytyc Corp.*^	171,984	7,414,230
Varian Medical Systems, Inc.*	78,200	3,324,282

		14,219,730

Health Care Providers & Services (3.1%)
AmerisourceBergen Corp.	32,600	1,612,722
Cardinal Health, Inc.	15,900	1,123,176
Coventry Health Care, Inc.*	150,025	8,648,941
McKesson Corp.	28,100	1,675,884
UnitedHealth Group, Inc.	115,500	5,906,670
WellPoint, Inc.*	138,350	11,044,480

		30,011,873

Health Care Technology (0.4%)
Eclipsys Corp.*^	187,024	3,703,075

Pharmaceuticals (4.9%)
Abbott Laboratories	6,300	337,365
Eli Lilly & Co.	47,900	2,676,652
Johnson & Johnson	38,875	2,395,477
Merck & Co., Inc	74,700	3,720,060
Novartis AG (ADR)	64,015	3,589,321
Pfizer, Inc.	407,640	10,423,355
Sanofi-Aventis (ADR)	70,580	2,842,257
Schering-Plough Corp.	90,200	2,745,688
Teva Pharmaceutical Industries Ltd. (ADR)	195,400	8,060,250
Wyeth	180,800	10,367,072

		47,157,497

Total Health Care		124,232,167

Industrials (7.8%)
Aerospace & Defense (1.4%)
Boeing Co.	102,025	9,810,724
General Dynamics Corp.	6,400	500,608
Lockheed Martin Corp.	11,800	1,110,734
Northrop Grumman Corp.	21,700	1,689,779

		13,111,845

Air Freight & Logistics (0.0%)
United Parcel Service, Inc., Class B	600	43,800

Airlines (0.6%)
JetBlue Airways Corp.*^	489,000	5,745,750

Commercial Services & Supplies (0.2%)
Pitney Bowes, Inc.	37,500	1,755,750

Industrial Conglomerates (3.6%)
General Electric Co.	820,130	31,394,576
Tyco International Ltd.*	80,500	2,720,095

		34,114,671

Machinery (0.6%)
Cummins, Inc.^	22,200	2,246,862
Eaton Corp.	19,250	1,790,250
Ingersoll-Rand Co., Ltd., Class A	20,000	1,096,400
SPX Corp.	14,000	1,229,340

		6,362,852

Road & Rail (1.4%)
CSX Corp.	17,800	802,424
Hertz Global Holdings, Inc.*^	463,150	12,305,896

		13,108,320

Total Industrials		74,242,988

Information Technology (18.8%)
Communications Equipment (4.6%)
Cisco Systems, Inc.*	174,200	4,851,470
Corning, Inc.*	513,715	13,125,418
Motorola, Inc.	414,850	7,342,845
Nokia Oyj (ADR)^	59,100	1,661,301
QUALCOMM, Inc.	334,550	14,516,125

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Research In Motion Ltd.*	13,620	$2,723,864

		44,221,023

Computers & Peripherals (5.2%)
Apple, Inc.*	112,990	13,789,300
Dell, Inc.*	185,600	5,298,880
EMC Corp.*	465,595	8,427,270
Hewlett-Packard Co.	355,970	15,883,381
International Business Machines Corp.	48,400	5,094,100
Lexmark International, Inc., Class A*^	22,700	1,119,337

		49,612,268

Electronic Equipment & Instruments (0.4%)
Arrow Electronics, Inc.*	15,000	576,450
Avnet, Inc.*	25,500	1,010,820
Ingram Micro, Inc., Class A*	16,000	347,360
Sanmina-SCI Corp.*	46,300	144,919
Solectron Corp.*	154,400	568,192
Tech Data Corp.*^	17,600	676,896

		3,324,637

Internet Software & Services (2.7%)
Akamai Technologies, Inc.*	66,410	3,230,182
Google, Inc., Class A*	33,426	17,494,500
Yahoo!, Inc.*	184,530	5,006,299

		25,730,981

IT Services (0.2%)
Ceridian Corp.*^	12,900	451,500
Electronic Data Systems Corp.	53,800	1,491,874

		1,943,374

Semiconductors & Semiconductor Equipment (3.8%)
Cypress Semiconductor Corp.*^	226,055	5,264,821
Intel Corp.	402,100	9,553,896
ON Semiconductor Corp.*^	326,300	3,497,936
Samsung Electronics Co., Ltd. (GDR)^§	26,118	8,000,210
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	126,831	1,411,629
Texas Instruments, Inc.	221,515	8,335,609

		36,064,101

Software (1.9%)
Microsoft Corp.	448,350	13,212,874
Oracle Corp.*	155,300	3,060,963
SAP AG (Sponsored ADR)^	43,840	2,238,909

		18,512,746

Total Information Technology		179,409,130

Materials (3.7%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	100,800	8,101,296
Ashland, Inc.	6,600	422,070
Dow Chemical Co.	46,500	2,056,230
E.I. du Pont de Nemours & Co.	49,500	2,516,580
Lubrizol Corp.	22,800	1,471,740
Syngenta AG (ADR)^	104,635	4,073,440

		18,641,356

Containers & Packaging (0.4%)
Bemis Co., Inc.	7,200	238,896
Crown Holdings, Inc.*	39,800	993,806
Owens-Illinois, Inc.*^	54,400	1,904,000
Sonoco Products Co.	25,000	1,070,250

		4,206,952

Metals & Mining (1.3%)
Arcelor Mittal, Class A (N.Y. Shares)^	32,000	1,996,800
Freeport-McMoRan Copper & Gold, Inc.	127,163	10,531,640

		12,528,440

Total Materials		35,376,748

Telecommunication Services (5.0%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	100,800	4,183,200
Chunghwa Telecom Co., Ltd. (ADR)	432,382	8,154,725
Level 3 Communications, Inc.*^	1,151,100	6,733,935
Verizon Communications, Inc.	98,800	4,067,596

		23,139,456

Wireless Telecommunication Services (2.6%)
American Tower Corp., Class A*	12,000	504,000
China Mobile Ltd.	614,500	6,597,513
Crown Castle International Corp.*	191,100	6,931,197
NII Holdings, Inc.*	72,815	5,879,083
Sprint Nextel Corp.	129,100	2,673,661
Vodafone Group plc (ADR)^	53,100	1,785,753

		24,371,207

Total Telecommunication Services		47,510,663

Utilities (1.5%)
Electric Utilities (1.5%)
American Electric Power Co., Inc.	43,300	1,950,232
Entergy Corp.	106,300	11,411,305
Pinnacle West Capital Corp.^	20,300	808,955

		14,170,492

Independent Power Producers & Energy Traders (0.0%)
Constellation Energy Group, Inc.	4,625	403,161

Total Utilities		14,573,653

Total Common Stocks (95.4%)
(Cost $796,519,354)		911,444,368

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.1%)
Rabobank USA Finance Corp. 5.32%, 7/2/07 (p)	$10,300,000	10,296,955

Short-Term Investments of Cash Collateral for Securities Loaned (8.3%)
Abbey National plc/London
5.43%, 7/2/07	2,410,077	2,410,077
Accredited Mortgage Loan Trust,
Series 06-2 A1
5.36%, 6/27/08 (l)	120,904	120,904
Aquinas Funding LLC
5.34%, 8/2/07	728,085	728,085
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	972,786	972,786
Barclays Capital, Repurchase Agreement
5.42%, 7/2/07 (r)	15,420,278	15,420,278
Barclays plc/London
5.43%, 7/2/07	3,080,489	3,080,489
Bavaria TRR Corp.
5.35%, 7/25/07	3,228,218	3,228,218
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	713,376	713,376
Belmont Funding LLC
5.31%, 7/19/07	2,400,106	2,400,106
Beta Finance, Inc.
5.37%, 1/31/08 (l)	129,705	129,705
5.37%, 3/10/08 (l)	324,216	324,216

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Cantabric Financing LLC
5.34%, 9/25/07	$2,399,568	$2,399,568
Cedar Springs Capital Co. LLC
5.33%, 7/19/07	1,919,988	1,919,988
5.32%, 7/23/07	960,439	960,439
CIT Group Holdings, Inc.
5.37%, 6/18/08 (l)	1,556,458	1,556,458
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	810,655	810,655
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	759,357	759,357
Comerica Bank
5.35%, 3/16/09 (l)	324,228	324,228
Concord Minutemen C.C. LLC,
Series B
5.33%, 7/12/07	1,459,167	1,459,167
Series C
5.32%, 7/3/07	1,614,627	1,614,627
Crown Point Capital Co. LLC
5.31%, 7/25/07	1,439,851	1,439,851
DekaBank Deutsche Girozentrale
5.38%, 7/29/08 (l)	843,081	843,081
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	97,279	97,279
5.34%, 10/18/07 (l)	1,945,572	1,945,572
Deutsche Bank AG/New York
5.47%, 1/22/08 (l)	324,262	324,262
Fenway Funding LLC
5.35%, 8/9/07	1,439,722	1,439,722
Fifth Third Bancorp
5.32%, 7/29/08 (l)	97,278	97,278
First Tennessee Bank
5.34%, 7/29/08 (l)	2,918,086	2,918,086
General Electric Capital Corp.
5.40%, 3/12/10 (l)	129,705	129,705
Glitnir Banki hf
5.44%, 12/28/07 (l)	1,621,310	1,621,310
Goldman Sachs Group, Inc.
5.38%, 6/27/08 (l)	356,688	356,688
5.50%, 7/29/08 (l)	648,524	648,524
5.41%, 3/27/09 (l)	907,934	907,934
Gotham Funding Corp.
5.37%, 7/3/07	1,457,441	1,457,441
Hartford Life, Inc.
5.45%, 6/27/08 (l)	259,410	259,410
HBOS Treasury Services plc
5.47%, 7/2/07	1,956,111	1,956,111
ING Bank N.V./Amsterdam
5.43%, 7/2/07	3,566,882	3,566,882
K2 (USA) LLC
5.37%, 5/29/09 (l)	1,296,335	1,296,335
5.37%, 6/18/09 (l)	1,620,337	1,620,337
Kommunalkredit Austria AG
5.32%, 7/29/08 (l)	1,945,488	1,945,488
Lehman Brothers, Inc.
5.50%, 9/28/07 (l)	113,492	113,492
Links Finance LLC
5.37%, 6/25/09 (l)	486,150	486,150
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	810,655	810,655
Monumental Global Funding II
5.36%, 4/25/08 (l)	389,114	389,114
5.43%, 6/28/10 (l)	1,524,031	1,524,031
Morgan Stanley
5.53%, 5/7/09 (l)	1,621,310	1,621,310
Morgan Stanley ABS Capital I,
Series 07-NC2 A2A
5.43%, 5/1/09 (l)	301,408	301,408
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	972,786	972,786
5.37%, 1/28/08 (l)	972,786	972,786
New York Life Insurance Co.
5.41%, 9/28/07 (l)	1,102,491	1,102,491
Park Granada LLC
5.32%, 7/6/07	963,530	963,530
Pricoa Global Funding I
5.40%, 6/25/10 (l)	972,494	972,494
Rhein-Main Securitisation Ltd.
5.35%, 7/16/07	1,228,338	1,228,338
Saxon Asset Securities Trust,
Series 07-2 A2A
5.42%, 4/30/09	155,830	155,830
Solitaire Funding LLC
5.34%, 9/26/07 (l)	799,737	799,737
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	97,279	97,279
Wachovia Bank N.A.
5.37%, 10/2/08 (l)	324,262	324,262
Washington Mutual Asset-Backed Certificates,
Series 07-HE2 2A1
5.43%, 4/10/09 (l)	460,287	460,287

Total Short-Term Investments of Cash Collateral for Securities Loaned		79,500,003

Time Deposit (3.2%)
JPMorgan Chase Nassau
4.75%, 7/2/07	30,597,123	30,597,123

Total Short-Term Investments (12.6%)
(Cost/Amortized Cost $120,395,604)		120,394,081

Total Investments (108.0%)
(Cost/Amortized Cost $916,914,958)		1,031,838,449
Other Assets Less Liabilities (-8.0%)		(76,434,352)

Net Assets (100%)		$955,404,097

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $8,000,210 or 0.84% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

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PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$309,559,383
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$233,490,772

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,363,686
Aggregate gross unrealized depreciation	(11,289,494)

Net unrealized appreciation	$113,074,192

Federal income tax cost of investments	$918,764,257

At June 30, 2007, the Portfolio had loaned securities with a total value of $78,131,969. This was secured by collateral of $79,500,003 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.1%)
Hotels, Restaurants & Leisure (2.6%)
International Game Technology	49,800	$1,977,060
Marriott International, Inc., Class A	80,000	3,459,200
MGM MIRAGE*	15,500	1,278,440
Starbucks Corp.*^	52,900	1,388,096
Starwood Hotels & Resorts Worldwide, Inc.^	31,000	2,079,170

		10,181,966

Household Durables (1.2%)
Harman International Industries, Inc.	18,700	2,184,160
Pulte Homes, Inc.	113,650	2,551,443

		4,735,603

Internet & Catalog Retail (3.7%)
Amazon.com, Inc.*	209,615	14,339,762

Media (1.5%)
Comcast Corp., Class A*	100,500	2,826,060
Walt Disney Co.	55,400	1,891,356
XM Satellite Radio Holdings, Inc., Class A*	108,500	1,277,045

		5,994,461

Multiline Retail (2.1%)
J.C. Penney Co., Inc.	34,900	2,526,062
Kohl’s Corp.*	38,300	2,720,449
Target Corp.	48,100	3,059,160

		8,305,671

Specialty Retail (0.7%)
Bed Bath & Beyond, Inc.*	39,700	1,428,803
Lowe’s Cos., Inc.	40,700	1,249,083

		2,677,886

Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc.*	56,800	2,691,752
Polo Ralph Lauren Corp.^	23,600	2,315,396

		5,007,148

Total Consumer Discretionary		51,242,497

Consumer Staples (4.0%)
Beverages (0.9%)
PepsiCo, Inc.	51,400	3,333,290

Food & Staples Retailing (1.4%)
CVS Caremark Corp.	75,408	2,748,622
Walgreen Co.	67,300	2,930,242

		5,678,864

Household Products (1.7%)
Clorox Co.	24,700	1,533,870
Colgate-Palmolive Co.	34,000	2,204,900
Procter & Gamble Co.	48,100	2,943,239

		6,682,009

Total Consumer Staples		15,694,163

Energy (5.5%)
Energy Equipment & Services (4.7%)
Schlumberger Ltd.	172,475	14,650,027
Transocean, Inc.*^	20,200	2,140,796
Weatherford International Ltd.*	29,200	1,613,008

		18,403,831

Oil, Gas & Consumable Fuels (0.8%)
Canadian Natural Resources Ltd.	25,000	1,658,750
XTO Energy, Inc.	21,200	1,274,120

		2,932,870

Total Energy		21,336,701

Financials (12.0%)
Capital Markets (4.2%)
E*Trade Financial Corp.*	59,000	1,303,310
Franklin Resources, Inc.^	37,600	4,980,872
Goldman Sachs Group, Inc.	16,500	3,576,375
Morgan Stanley	30,300	2,541,564
State Street Corp.	58,400	3,994,560

		16,396,681

Commercial Banks (2.1%)
Commerce Bancorp, Inc./New Jersey^	148,175	5,480,993
U.S. Bancorp.	38,600	1,271,870
Zions Bancorp.	19,300	1,484,363

		8,237,226

Consumer Finance (0.4%)
SLM Corp.	26,800	1,543,144

Diversified Financial Services (0.8%)
Chicago Mercantile Exchange Holdings, Inc., Class A	4,925	2,631,723
Interactive Brokers Group, Inc.*	27,000	732,510

		3,364,233

Insurance (2.9%)
American International Group, Inc.	29,600	2,072,888
MetLife, Inc.	28,300	1,824,784
Progressive Corp.	308,000	7,370,440

		11,268,112

Thrifts & Mortgage Finance (1.6%)
Countrywide Financial Corp.	174,400	6,339,440

Total Financials		47,148,836

Health Care (15.9%)
Biotechnology (6.8%)
Celgene Corp.*^	82,300	4,718,259
Cephalon, Inc.*^	36,800	2,958,352
Genentech, Inc.*	119,520	9,042,883
Genzyme Corp.*	66,500	4,282,600
Gilead Sciences, Inc.*^	142,400	5,520,848

		26,522,942

Health Care Equipment & Supplies (2.8%)
Medtronic, Inc.^	73,800	3,827,268
St. Jude Medical, Inc.*	63,100	2,618,019
Stryker Corp.	21,700	1,369,053
Varian Medical Systems, Inc.*	74,700	3,175,497

		10,989,837

Health Care Providers & Services (2.1%)
UnitedHealth Group, Inc.	50,800	2,597,912
WellPoint, Inc.*	72,200	5,763,726

		8,361,638

Health Care Technology (0.5%)
Cerner Corp.*^	33,600	1,863,792

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.*^	25,100	1,298,172

Pharmaceuticals (3.4%)
Abbott Laboratories	78,700	4,214,385
Merck & Co., Inc.	41,400	2,061,720
Novartis AG (ADR)	23,100	1,295,217
Schering-Plough Corp.	129,800	3,951,112
Wyeth	30,100	1,725,934

		13,248,368

Total Health Care		62,284,749

Industrials (9.8%)
Aerospace & Defense (2.0%)
Boeing Co.	36,300	3,490,608
General Dynamics Corp.	21,200	1,658,264
United Technologies Corp.	39,600	2,808,828

		7,957,700

Air Freight & Logistics (2.2%)
CH Robinson Worldwide, Inc.	74,995	3,938,737

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Expeditors International of Washington, Inc.	110,900	$4,580,170

		8,518,907

Airlines (0.6%)
Southwest Airlines Co.	149,400	2,227,554

Commercial Services & Supplies (0.3%)
Monster Worldwide, Inc.*	29,100	1,196,010

Construction & Engineering (0.2%)
Foster Wheeler Ltd.*	6,900	738,231

Industrial Conglomerates (3.6%)
General Electric Co.	354,300	13,562,604
McDermott International, Inc.*	8,700	723,144

		14,285,748

Machinery (0.9%)
Danaher Corp.	46,100	3,480,550

Total Industrials		38,404,700

Information Technology (34.7%)
Communications Equipment (5.5%)
Cisco Systems, Inc.*	166,600	4,639,810
Juniper Networks, Inc.*	155,300	3,908,901
QUALCOMM, Inc.	297,165	12,893,989

		21,442,700

Computers & Peripherals (5.4%)
Apple, Inc.*	49,200	6,004,368
Dell, Inc.*	84,450	2,411,048
EMC Corp.*	88,700	1,605,470
Hewlett-Packard Co.	62,800	2,802,136
Network Appliance, Inc.*	236,885	6,917,042
SanDisk Corp.*	28,200	1,380,108

		21,120,172

Internet Software & Services (8.1%) eBay, Inc.*	210,900	6,786,762
Google, Inc., Class A*	36,775	19,247,299
VeriSign, Inc.*	97,245	3,085,584
Yahoo!, Inc.*^	100,400	2,723,852

		31,843,497

IT Services (1.8%)
Accenture Ltd., Class A	60,700	2,603,423
Automatic Data Processing, Inc.	38,800	1,880,636
Cognizant Technology Solutions Corp., Class A*^	35,000	2,628,150

		7,112,209

Semiconductors & Semiconductor Equipment (5.9%)
Analog Devices, Inc.	64,700	2,435,308
Applied Materials, Inc.	98,800	1,963,156
ASML Holding N.V. (N.Y. Shares)*	54,900	1,507,005
Broadcom Corp., Class A*	116,500	3,407,625
Intel Corp.	188,800	4,485,888
Marvell Technology Group Ltd.*	240,300	4,375,863
Texas Instruments, Inc.	53,500	2,013,205
Xilinx, Inc.	103,800	2,778,726

		22,966,776

Software (8.0%)
Adobe Systems, Inc.*	97,900	3,930,685
Autodesk, Inc.*	196,470	9,249,808
Electronic Arts, Inc.*	29,000	1,372,280
Microsoft Corp.	282,700	8,331,169
NAVTEQ Corp.*	8,000	338,720
Red Hat, Inc.*	50,200	1,118,456
Salesforce.com, Inc.*^	165,900	7,110,474

		31,451,592

Total Information Technology		135,936,946

Materials (1.9%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	21,500	1,727,955
Monsanto Co.	57,400	3,876,796

		5,604,751

Metals & Mining (0.5%)
Allegheny Technologies, Inc.	17,500	1,835,400

Total Materials		7,440,151

Telecommunication Services (2.3%)
Wireless Telecommunication Services (2.3%)
American Tower Corp., Class A*	141,700	5,951,400
Crown Castle International Corp.*	42,400	1,537,848
MetroPCS Communications, Inc.*	41,300	1,364,552

Total Telecommunication Services		8,853,800

Total Common Stocks (99.2%)
(Cost $325,482,209)		388,342,543

	Principal Amount
SHORT-TERM INVESTMENTS
Short-Term Investments of Cash Collateral for Securities Loaned (6.9%)
Abbey National plc/London
5.43%, 7/2/07	$825,787	825,787
Accredited Mortgage Loan Trust,
Series 06-2 A1
5.36%, 6/27/08 (l)	41,426	41,426
Aquinas Funding LLC
5.34%, 8/2/07	249,471	249,471
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	333,314	333,314
Barclays Capital, Repurchase Agreement
5.42%, 7/2/07 (r)	5,283,595	5,283,595
Barclays plc/London
5.43%, 7/2/07	1,055,497	1,055,497
Bavaria TRR Corp.
5.35%, 7/25/07	1,106,114	1,106,114
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	244,431	244,431
Belmont Funding LLC
5.31%, 7/19/07	822,371	822,371
Beta Finance, Inc.
5.37%, 1/31/08 (l)	44,442	44,442
5.37%, 3/10/08 (l)	111,089	111,089
Cantabric Financing LLC
5.34%, 9/25/07	822,186	822,186
Cedar Springs Capital Co. LLC
5.33%, 7/19/07	657,863	657,863
5.32%, 7/23/07	329,084	329,084
CIT Group Holdings, Inc.
5.37%, 6/18/08 (l)	533,304	533,304
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	277,762	277,762
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	260,186	260,186
Comerica Bank
5.35%, 3/16/09 (l)	111,093	111,093
Concord Minutemen C.C. LLC,
Series B
5.33%, 7/12/07	499,968	499,968
Series C
5.32%, 7/3/07	553,235	553,235
Crown Point Capital Co. LLC
5.31%, 7/25/07	493,350	493,350

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
DekaBank Deutsche Girozentrale
5.38%, 7/29/08 (l)	$288,873	$288,873
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	33,331	33,331
5.34%, 10/18/07 (l)	666,630	666,630
Deutsche Bank AG/New York
5.47%, 1/22/08 (l)	111,105	111,105
Fenway Funding LLC
5.35%, 8/9/07	493,306	493,306
Fifth Third Bancorp
5.32%, 7/29/08 (l)	33,331	33,331
First Tennessee Bank
5.34%, 7/29/08 (l)	999,851	999,851
General Electric Capital Corp.
5.40%, 3/12/10 (l)	44,442	44,442
Glitnir Banki hf
5.44%, 12/28/07 (l)	555,525	555,525
Goldman Sachs Group, Inc.
5.38%, 6/27/08 (l)	122,215	122,215
5.50%, 7/29/08 (l)	222,210	222,210
5.41%, 3/27/09 (l)	311,093	311,093
Gotham Funding Corp.
5.37%, 7/3/07	499,377	499,377
Hartford Life, Inc.
5.45%, 6/27/08 (l)	88,884	88,884
HBOS Treasury Services plc
5.47%, 7/2/07	670,241	670,241
ING Bank N.V./Amsterdam
5.43%, 7/2/07	1,222,155	1,222,155
K2 (USA) LLC
5.37%, 5/29/09 (l)	999,366	999,366
Kommunalkredit Austria AG
5.32%, 7/29/08 (l)	666,601	666,601
Lehman Brothers, Inc.
5.50%, 9/28/07 (l)	38,887	38,887
Links Finance LLC
5.37%, 6/25/09 (l)	166,574	166,574
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	277,762	277,762
Monumental Global Funding II
5.36%, 4/25/08 (l)	133,326	133,326
5.43%, 6/28/10 (l)	522,193	522,193
Morgan Stanley
5.53%, 5/7/09 (l)	555,525	555,525
Morgan Stanley ABS Capital I,
Series 07-NC2 A2A
5.43%, 5/1/09 (l)	103,274	103,274
Natexis Banques Populaires N.Y.
5.34%, 8/7/07(l)	333,315	333,315
5.37%, 1/28/08 (l)	333,315	333,315
New York Life Insurance Co.
5.41%, 9/28/07 (l)	377,756	377,756
Park Granada LLC
5.32%, 7/6/07	330,143	330,143
Pricoa Global Funding I
5.40%, 6/25/10 (l)	333,215	333,215
Rhein-Main Securitisation Ltd.
5.35%, 7/16/07	420,877	420,877
Saxon Asset Securities Trust,
Series 07-2 A2A
5.42%, 4/30/09 (l).	53,394	53,394
Solitaire Funding LLC
5.34%, 9/26/07	274,022	274,022
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	33,331	33,331
Wachovia Bank N.A.
5.37%, 10/2/08 (l)	111,105	111,105
Washington Mutual Asset-Backed Certificates,
Series 07-HE2 2A1
5.43%, 4/10/09 (l)	157,713	157,713

Total Short-Term Investments of Cash Collateral for Securities Loaned		27,239,831

Time Deposit (1.1%)
JPMorgan Chase Nassau
4.76%, 7/2/07	4,182,113	4,182,113

Total Short-Term Investments (8.0%)
(Amortized Cost $31,421,944)		31,421,944

Total Investments (107.2%)
(Cost/Amortized Cost $356,904,153)		419,764,487
Other Assets Less Liabilities (-7.2%)		(28,255,089)

Net Assets (100%)		$391,509,398

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR—American Depositary Receipt

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$184,019,707
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$204,567,144

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,731,789
Aggregate gross unrealized depreciation	(5,996,221)

Net unrealized appreciation	$60,735,568

Federal income tax cost of investments	$359,028,919

At June 30, 2007, the Portfolio had loaned securities with a total value of $26,973,850. This was secured by collateral of $27,239,831 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $19,650 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2007, the Portfolio incurred approximately $136 as brokerage commissions with Cowen and Co. LLC, and $532 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.4%)
Auto Components (0.7%)
Autoliv, Inc.	46,400	$2,638,768
BorgWarner, Inc.	30,800	2,650,032
Johnson Controls, Inc.	32,520	3,764,840
Magna International, Inc., Class A	33,800	3,075,462

		12,129,102

Automobiles (0.3%)
Ford Motor Co.	470,800	4,434,936
General Motors Corp.	46,100	1,742,580

		6,177,516

Hotels, Restaurants & Leisure (1.3%)
Intercontinental Hotels
Group plc (ADR)^	441,488	10,940,073
McDonald’s Corp.	150,200	7,624,152
Royal Caribbean Cruises Ltd.	120,760	5,190,265

		23,754,490

Household Durables (0.3%)
Centex Corp.	29,400	1,178,940
KB Home	31,700	1,248,029
Lennar Corp., Class B	15,000	527,400
Pulte Homes, Inc.	63,000	1,414,350
Toll Brothers, Inc.*^	71,680	1,790,566

		6,159,285

Media (1.4%)
CBS Corp., Class B	135,700	4,521,524
Citadel Broadcasting Corp.	9,930	64,048
Comcast Corp., Class A*	18,300	514,596
E.W. Scripps Co., Class A^	27,140	1,240,027
New York Times Co., Class A^	36,430	925,322
Time Warner, Inc.	183,900	3,869,256
Tribune Co.	41,781	1,228,361
Viacom, Inc., Class B*	174,240	7,253,611
Walt Disney Co.	129,590	4,424,203
WPP Group plc	181,760	2,731,968

		26,772,916

Multiline Retail (2.2%)
Dollar Tree Stores, Inc.*	32,500	1,415,375
Family Dollar Stores, Inc.	86,200	2,958,384
Macy’s, Inc.	328,150	13,053,807
Target Corp.	352,250	22,403,100

		39,830,666

Specialty Retail (1.4%)
Gap, Inc.	184,100	3,516,310
Home Depot, Inc.	30,000	1,180,500
Limited Brands, Inc.	37,400	1,026,630
Lowe’s Cos., Inc.	38,590	1,184,327
Office Depot, Inc.*	443,050	13,424,415
Sherwin-Williams Co.	40,270	2,676,747
Staples, Inc.	102,230	2,425,918

		25,434,847

Textiles, Apparel & Luxury Goods (0.8%)
Hanesbrands, Inc.*^	12,393	334,983
Jones Apparel Group, Inc.	62,900	1,776,925
NIKE, Inc., Class B	145,710	8,493,436
VF Corp.	38,700	3,544,146

		14,149,490

Total Consumer Discretionary		154,408,312

Consumer Staples (9.8%)
Beverages (2.5%)
Coca-Cola Co.	434,700	22,739,157
Coca-Cola Enterprises, Inc.	146,700	3,520,800
Diageo plc	317,898	6,619,907
Molson Coors Brewing Co., Class B	37,900	3,504,234
Pepsi Bottling Group, Inc.	88,100	2,967,208
PepsiAmericas, Inc.	49,400	1,213,264
PepsiCo, Inc.	78,890	5,116,017

		45,680,587

Food & Staples Retailing (1.6%)
CVS Caremark Corp.	651,462	23,745,790
Safeway, Inc.	111,300	3,787,539
Wal-Mart Stores, Inc.	55,000	2,646,050

		30,179,379

Food Products (1.6%)
Kellogg Co.	174,580	9,041,498
Kraft Foods, Inc., Class A	221,400	7,804,350
Nestle S.A. (Registered)	14,666	5,595,052
Sara Lee Corp.	181,600	3,159,840
Tyson Foods, Inc., Class A	120,400	2,774,016

		28,374,756

Household Products (2.5%)
Procter & Gamble Co.	759,280	46,460,343

Tobacco (1.6%)
Altria Group, Inc.	429,760	30,143,366

Total Consumer Staples		180,838,431

Energy (11.7%)
Energy Equipment & Services (0.5%)
Noble Corp.	27,180	2,650,594
Schlumberger Ltd.^	71,850	6,102,939

		8,753,533

Oil, Gas & Consumable Fuels (11.2%)
Apache Corp.	66,620	5,435,526
BP plc (ADR)	41,900	3,022,666
Chevron Corp.	264,269	22,262,021
ConocoPhillips	303,140	23,796,490
Consol Energy, Inc.	47,000	2,167,170
Devon Energy Corp.^	89,820	7,032,008
EOG Resources, Inc.^	54,040	3,948,162
Exxon Mobil Corp.	584,240	49,006,051
Hess Corp.	515,430	30,389,753
Marathon Oil Corp.	116,400	6,979,344
Occidental Petroleum Corp.	439,682	25,448,794
Royal Dutch Shell plc, Class A (ADR)	79,070	6,420,484
Total S.A. (Sponsored ADR)	234,630	19,000,337
Valero Energy Corp.	21,100	1,558,446

		206,467,252

Total Energy		215,220,785

Financials (26.5%)
Capital Markets (4.7%)
Bank of New York Co., Inc.*	133,600	5,536,384
Franklin Resources, Inc.	32,010	4,240,365
Goldman Sachs Group, Inc.	64,420	13,963,035
Lehman Brothers Holdings, Inc.	57,690	4,299,059
Mellon Financial Corp.	122,450	5,387,800
Merrill Lynch & Co., Inc.	73,760	6,164,861
Morgan Stanley	367,000	30,783,960
State Street Corp.	44,340	3,032,856
UBS AG (Registered)	187,400	11,291,559
Waddell & Reed Financial, Inc.	51,400	1,336,914

		86,036,793

Commercial Banks (3.0%)
BB&T Corp.	73,100	2,973,708
Comerica, Inc.	57,400	3,413,578
Fifth Third Bancorp	101,500	4,036,655
KeyCorp	100,400	3,446,732
National City Corp.	119,900	3,995,068

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
PNC Financial Services
Group, Inc.	96,240	$6,888,859
SunTrust Banks, Inc.	169,900	14,567,226
U.S. Bancorp	207,900	6,850,305
Wachovia Corp.	84,700	4,340,875
Wells Fargo & Co.	141,900	4,990,623

		55,503,629

Consumer Finance (0.4%)
American Express Co.	103,140	6,310,105

Diversified Financial Services (8.3%)
Bank of America Corp.	834,403	40,793,963
Citigroup, Inc.	1,335,540	68,499,847
JPMorgan Chase & Co.	902,650	43,733,392

		153,027,202

Insurance (7.8%)
ACE Ltd.	58,400	3,651,168
Aflac, Inc.	83,760	4,305,264
Allstate Corp.	391,530	24,083,010
Ambac Financial Group, Inc.	41,200	3,592,228
American International
Group, Inc.^	613,550	42,966,907
Chubb Corp.	68,120	3,688,017
Cincinnati Financial Corp.	23,000	998,200
Fidelity National Financial, Inc., Class A	127,700	3,026,490
Genworth Financial, Inc., Class A	284,610	9,790,584
Hartford Financial Services
Group, Inc.	118,550	11,678,361
MBIA, Inc.	46,500	2,893,230
MetLife, Inc.	328,090	21,155,243
Old Republic International Corp.	131,400	2,793,564
Prudential Financial, Inc.	6,340	616,438
Torchmark Corp.	48,100	3,222,700
Travelers Cos., Inc.	103,700	5,547,950

		144,009,354

Thrifts & Mortgage Finance (2.3%)
Astoria Financial Corp.	57,300	1,434,792
Countrywide Financial Corp.	126,700	4,605,545
Fannie Mae	298,840	19,523,217
Freddie Mac	116,540	7,073,978
MGIC Investment Corp.	48,600	2,763,396
Washington Mutual, Inc.	144,100	6,144,424

		41,545,352

Total Financials		486,432,435

Health Care (8.8%)
Health Care Equipment & Supplies (0.7%)
Hospira, Inc.*	348,900	13,621,056

Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.	67,000	3,314,490
Cardinal Health, Inc.	24,000	1,695,360
UnitedHealth Group, Inc.	54,450	2,784,573
WellPoint, Inc.*	100,160	7,995,773

		15,790,196

Pharmaceuticals (7.2%)
Abbott Laboratories	39,700	2,125,935
Bristol-Myers Squibb Co.	629,550	19,868,598
Eli Lilly & Co.	147,270	8,229,448
GlaxoSmithKline plc	123,280	3,230,639
Johnson & Johnson	283,640	17,477,897
Merck & Co., Inc.	245,690	12,235,362
Novartis AG (ADR)	660,350	37,025,824
Pfizer, Inc.	690,900	17,666,313
Schering-Plough Corp.	89,100	2,712,204
Wyeth	194,130	11,131,414

		131,703,634

Total Health Care		161,114,886

Industrials (10.8%)
Aerospace & Defense (2.8%)
General Dynamics Corp.	24,500	1,916,390
Lockheed Martin Corp.	237,770	22,381,290
Northrop Grumman Corp.	231,520	18,028,463
United Technologies Corp.	141,570	10,041,560

		52,367,703

Building Products (0.5%)
Masco Corp.^	342,400	9,748,128

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	16,050	916,294
Rockwell Automation, Inc.	57,900	4,020,576

		4,936,870

Industrial Conglomerates (4.1%)
General Electric Co.	1,239,130	47,433,896
Textron, Inc.	231,500	25,490,465
Tyco International Ltd.*	90,400	3,054,616

		75,978,977

Machinery (1.2%)
Cummins, Inc.	34,200	3,461,382
Deere & Co.	55,960	6,756,610
Eaton Corp.	61,580	5,726,940
Ingersoll-Rand Co., Ltd., Class A	13,000	712,660
PACCAR, Inc.	46,800	4,073,472
Timken Co.	26,960	973,526

		21,704,590

Road & Rail (1.6%)
Burlington Northern
Santa Fe Corp.^	62,500	5,321,250
Norfolk Southern Corp.	447,380	23,518,767

		28,840,017

Trading Companies & Distributors (0.3%)
W.W. Grainger, Inc.	56,620	5,268,491

Total Industrials		198,844,776

Information Technology (7.6%)
Communications Equipment (2.8%)
Cisco Systems, Inc.*^	1,110,120	30,916,842
Motorola, Inc.	1,000,950	17,716,815
Nokia Oyj (ADR)	69,300	1,948,023

		50,581,680

Computers & Peripherals (1.9%)
Dell, Inc.*	51,700	1,476,035
Hewlett-Packard Co.	603,270	26,917,907
International Business
Machines Corp.	37,100	3,904,775
Lexmark International, Inc., Class A*	44,700	2,204,157

		34,502,874

Electronic Equipment & Instruments (0.4%)
Avnet, Inc.*	55,600	2,203,984
Celestica, Inc. *	72,965	456,031
Flextronics International Ltd.*	221,200	2,388,960
Sanmina-SCI Corp.*	310,100	970,613
Solectron Corp.*	527,100	1,939,728

		7,959,316

IT Services (0.4%)
Accenture Ltd., Class A^	152,520	6,541,583
Electronic Data Systems Corp.	39,000	1,081,470

		7,623,053

Semiconductors & Semiconductor Equipment (1.4%)
Intel Corp.	355,020	8,435,275

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan Semiconductor
Manufacturing Co., Ltd.
(Sponsored ADR)	192,859	$2,146,525
Texas Instruments, Inc.	424,700	15,981,461

		26,563,261

Software (0.7%)
Microsoft Corp.	86,700	2,555,049
Oracle Corp.*	483,030	9,520,521

		12,075,570

Total Information Technology		139,305,754

Materials (6.0%)
Chemicals (3.6%)
Air Products & Chemicals, Inc.	56,050	4,504,739
Dow Chemical Co.	187,720	8,300,978
E.I. du Pont de Nemours & Co.	688,550	35,005,882
PPG Industries, Inc.	113,790	8,660,557
Praxair, Inc.	67,190	4,837,008
Syngenta AG (Registered)	27,890	5,461,554

		66,770,718

Containers & Packaging (1.2%)
Bemis Co., Inc.	58,300	1,934,394
Crown Holdings, Inc.*	93,700	2,339,689
Smurfit-Stone Container Corp.*^	81,360	1,082,901
Temple-Inland, Inc.	281,200	17,302,236

		22,659,220

Metals & Mining (1.2%)
Arcelor Mittal, Class A (N.Y. Shares)	52,300	3,263,520
Rio Tinto plc (ADR)^	58,300	17,846,796

		21,110,316

Paper & Forest Products (0.0%)
Bowater, Inc.^	10,780	268,961

Total Materials		110,809,215

Telecommunication Services (4.7%)
Diversified Telecommunication Services (3.7%)
AT&T, Inc.	1,071,750	44,477,625
Embarq Corp.	115,402	7,313,025
TELUS Corp. (Non-Voting)	13,680	805,839
Verizon Communications, Inc.	378,020	15,563,083

		68,159,572

Wireless Telecommunication Services (1.0%)
Sprint Nextel Corp.	617,170	12,781,591
Vodafone Group plc	1,877,407	6,326,095

		19,107,686

Total Telecommunication Services		87,267,258

Utilities (3.2%)
Electric Utilities (1.1%)
Allegheny Energy, Inc.*	57,400	2,969,876
American Electric Power Co., Inc.	90,700	4,085,128
Edison International	26,500	1,487,180
Entergy Corp.	40,870	4,387,394
FPL Group, Inc.	100,860	5,722,796
PPL Corp.	35,850	1,677,422

		20,329,796

Multi-Utilities (2.1%)
Ameren Corp.	64,400	3,156,244
Dominion Resources, Inc.	391,880	33,823,163
Public Service Enterprise Group, Inc.	23,920	2,099,698

		39,079,105

Total Utilities		59,408,901

Total Common Stocks (97.5%) (Cost $1,605,204,016)		1,793,650,753

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.3%)
CRC Funding LLC
5.36%, 7/2/07 (n)(p)	$5,563,000	$5,561,343

Short-Term Investments of Cash Collateral for Securities Loaned (2.4%)
Abbey National plc/London
5.43%, 7/2/07	1,329,455	1,329,455
Accredited Mortgage Loan Trust,
Series 06-2 A1
5.36%, 6/27/08 (l)	66,693	66,693
Aquinas Funding LLC
5.34%, 8/2/07	401,629	401,629
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	536,611	536,611
Barclays Capital, Repurchase Agreement
5.42%, 7/2/07 (r)	8,506,183	8,506,183
Barclays plc/London
5.43%, 7/2/07	1,699,269	1,699,269
Bavaria TRR Corp.
5.35%, 7/25/07	1,780,760	1,780,760
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	393,515	393,515
Belmont Funding LLC
5.31%, 7/19/07	1,323,954	1,323,954
Beta Finance, Inc.
5.37%, 1/31/08 (l)	71,548	71,548
5.37%, 3/10/08 (l)	178,845	178,845
Cantabric Financing LLC
5.34%, 9/25/07	1,323,657	1,323,657
Cedar Springs Capital Co. LLC
5.32%, 7/23/07	529,801	529,801
5.33%, 7/19/07	1,059,110	1,059,110
CIT Group Holdings, Inc.
5.37%, 6/18/08 (l)	858,578	858,578
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	447,176	447,176
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	418,879	418,879
Comerica Bank
5.35%, 3/16/09 (l)	178,852	178,852
Concord Minutemen C.C. LLC,
Series B
5.33%, 7/12/07	804,911	804,911
Series C
5.32%, 7/3/07	890,666	890,666
Crown Point Capital Co. LLC
5.31%, 7/25/07	794,255	794,255
DekaBank Deutsche Girozentrale
5.38%, 7/29/08 (l)	465,063	465,063
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	53,661	53,661
5.34%, 10/18/07 (l)	1,073,223	1,073,223
Deutsche Bank AG/New York
5.47%, 1/22/08 (l)	178,870	178,870
Fenway Funding LLC
5.35%, 8/9/07	794,184	794,184
Fifth Third Bancorp
5.32%, 7/29/08 (l)	53,661	53,661
First Tennessee Bank
5.34%, 7/29/08 (l)	1,609,684	1,609,684
General Electric Capital Corp.
5.40%, 3/12/10 (l)	71,548	71,548
Glitnir Banki hf
5.44%, 12/28/07 (l)	894,352	894,352
Goldman Sachs Group, Inc.
5.38%, 6/27/08 (l)	196,758	196,758

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
5.41%, 3/27/09 (l)	$500,837	$500,837
5.50%, 7/29/08 (l)	357,741	357,741
Gotham Funding Corp.
5.37%, 7/3/07	803,958	803,958
Hartford Life, Inc.
5.45%, 6/27/08 (l)	143,096	143,096
HBOS Treasury Services plc
5.47%, 7/2/07	1,079,036	1,079,036
ING Bank N.V./Amsterdam
5.43%, 7/2/07	1,967,575	1,967,575
K2 (USA) LLC
5.37%, 5/29/09 (l)	715,088	715,088
5.37%, 6/18/09 (l)	893,816	893,816
Kommunalkredit Austria AG
5.32%, 7/29/08 (l)	1,073,176	1,073,176
Lehman Brothers, Inc.
5.50%, 9/28/07 (l)	62,605	62,605
Links Finance LLC
5.37%, 6/25/09 (l)	268,172	268,172
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	447,176	447,176
Monumental Global Funding II
5.36%, 4/25/08 (l)	214,645	214,645
5.43%, 6/28/10 (l)	840,691	840,691
Morgan Stanley
5.53%, 5/7/09 (l)	894,352	894,352
Morgan Stanley ABS Capital I,
Series 07-NC2 A2A
5.43%, 5/1/09 (l)	166,264	166,264
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	536,611	536,611
5.37%, 1/28/08 (l)	536,611	536,611
New York Life Insurance Co.
5.41%, 9/28/07 (l)	608,160	608,160
Park Granada LLC
5.32%, 7/6/07	531,505	531,505
Pricoa Global Funding I
5.40%, 6/25/10 (l)	536,450	536,450
Rhein-Main Securitisation Ltd.
5.35%, 7/16/07 (l)	677,580	677,580
Saxon Asset Securities Trust,
Series 07-2 A2A
5.42%, 4/30/09 (l)	85,960	85,960
Solitaire Funding LLC
5.34%, 9/26/07	441,154	441,154
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	53,661	53,661
Wachovia Bank N.A.
5.37%, 10/2/08 (l)	178,870	178,870
Washington Mutual Asset-Backed Certificates,
Series 07-HE2 2A1
5.43%, 4/10/09 (l)	253,905	253,905

Total Short-Term Investments of Cash Collateral for Securities Loaned		43,854,046

Time Deposit (2.0%)
JPMorgan Chase Nassau
4.76%, 7/2/0	36,087,852	36,087,852

Total Short-Term Investments (4.7%)
(Cost/Amortized Cost 85,504,069)		85,503,241

Total Investments (102.2%)
(Cost/Amortized Cost 1,690,708,085)		1,879,153,994
Other Assets Less Liabilities (-2.2%)		(40,277,022)

Net Assets (100%)		$1,838,876,972

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,038,552,049
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$957,444,936

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,408,099
Aggregate gross unrealized depreciation	(19,168,172)

Net unrealized appreciation	$184,239,927

Federal income tax cost of investments	$1,694,914,067

At June 30, 2007, the Portfolio had loaned securities with a total value of $43,264,386. This was secured by collateral of $43,854,046 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $17,721 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.8%)
Auto Components (0.6%)
Drew Industries, Inc.*^	74,200	$2,458,988
Tenneco, Inc.*	56,500	1,979,760

		4,438,748

Distributors (0.7%)
LKQ Corp.*^	239,220	5,899,165

Diversified Consumer Services (1.6%)
ITT Educational Services, Inc.*	46,800	5,493,384
Strayer Education, Inc.^	46,100	6,071,831
Universal Technical Institute, Inc.*^	61,100	1,551,329

		13,116,544

Hotels, Restaurants & Leisure (5.6%)
BJ’s Restaurants, Inc.*^	68,200	1,346,268
Chipotle Mexican Grill, Inc., Class A*^	25,930	2,211,310
Chipotle Mexican Grill, Inc., Class B*	50,700	3,986,541
Gaylord Entertainment Co.*	113,000	6,061,320
Hilton Hotels Corp.	9,000	301,230
International Game Technology	158,300	6,284,510
Marriott International, Inc., Class A	107,300	4,639,652
Orient-Express Hotels Ltd., Class A^	156,700	8,367,780
Panera Bread Co., Class A*^	121,700	5,605,502
Penn National Gaming, Inc.*	74,900	4,500,741
Red Lion Hotels Corp.*	60,100	772,285
Scientific Games Corp., Class A*^	12,200	426,390

		44,503,529

Household Durables (0.4%)
D.R. Horton, Inc.	63,300	1,261,569
Garmin Ltd.^	7,500	554,775
Lennar Corp., Class A	32,300	1,180,888
NVR, Inc.*^	310	210,723

		3,207,955

Leisure Equipment & Products (0.2%)
MarineMax, Inc.*^	81,800	1,637,636

Media (0.6%)
Lions Gate Entertainment Corp.*	131,700	1,452,651
National CineMedia, Inc.*	111,600	3,125,916

		4,578,567

Specialty Retail (5.8%)
Advance Auto Parts, Inc.	4,400	178,332
Aeropostale, Inc.*^	164,300	6,848,024
Big 5 Sporting Goods Corp.	62,200	1,586,100
Christopher & Banks Corp.^	84,200	1,444,030
Coldwater Creek, Inc.*^	175,550	4,078,027
Dick’s Sporting Goods, Inc.*^	123,300	7,172,361
GameStop Corp., Class A*	327,760	12,815,416
Guess?, Inc.^	5,500	264,220
Hibbett Sports, Inc.*^	66,500	1,820,770
Men’s Wearhouse, Inc.	7,000	357,490
Office Depot, Inc.*	7,900	239,370
PetSmart, Inc.	173,100	5,617,095
Tractor Supply Co.*^	43,600	2,269,380
Zumiez, Inc.*^	43,800	1,654,764

		46,345,379

Textiles, Apparel & Luxury Goods (0.3%)
Under Armour, Inc., Class A*^	50,480	2,304,412
Wolverine World Wide, Inc.	14,180	$392,928

		2,697,340

Total Consumer Discretionary		126,424,863

Consumer Staples (1.1%)
Beverages (0.0%)
Hansen Natural Corp.*^	12,100	520,058

Food Products (0.2%)
Hain Celestial Group, Inc.*^	59,500	1,614,830

Personal Products (0.9%)
Bare Escentuals, Inc.*^	95,400	3,257,910
Herbalife Ltd.^	95,400	3,782,610

		7,040,520

Total Consumer Staples		9,175,408

Energy (10.6%)
Energy Equipment & Services (5.2%)
Cameron International Corp.*	62,200	4,445,434
Complete Production Services, Inc.*	116,800	3,019,280
Diamond Offshore Drilling, Inc.^	44,200	4,488,952
FMC Technologies, Inc.*	24,100	1,909,202
Grant Prideco, Inc.*	178,400	9,603,272
National Oilwell Varco, Inc.*	74,819	7,799,132
Patterson-UTI Energy, Inc.	154,400	4,046,824
Superior Energy Services, Inc.*	150,400	6,003,968

		41,316,064

Oil, Gas & Consumable Fuels (5.4%)
Bill Barrett Corp.*^	204,200	7,520,686
Denbury Resources, Inc.*	138,070	5,177,625
Forest Oil Corp.*^	48,200	2,036,932
Helix Energy Solutions Group, Inc.*^	85,800	3,424,278
Mariner Energy, Inc.*	110,700	2,684,475
Newfield Exploration Co.*	79,600	3,625,780
Peabody Energy Corp.	82,200	3,976,836
Penn Virginia Corp.	38,200	1,535,640
Range Resources Corp.	81,100	3,033,951
Southwestern Energy Co.*^	138,640	6,169,480
U.S. BioEnergy Corp.*^	9,900	112,464
Ultra Petroleum Corp.*	66,200	3,656,888

		42,955,035

Total Energy		84,271,099

Financials (8.4%)
Capital Markets (3.6%)
Affiliated Managers Group, Inc.*^	33,800	4,352,088
Ares Capital Corp.^	31,610	532,628
E*Trade Financial Corp.*	19,900	439,591
GFI Group, Inc.*	4,700	340,656
Greenhill & Co., Inc.^	54,300	3,730,953
Kohlberg Capital Corp.^	80,200	1,487,710
Lazard Ltd., Class A^	144,330	6,499,180
Legg Mason, Inc.	56,700	5,578,146
Nuveen Investments, Inc., Class A	400	24,860
optionsXpress Holdings, Inc.^	213,110	5,468,403
SEI Investments Co.	9,800	284,592

		28,738,807

Commercial Banks (1.3%)
East West Bancorp, Inc.	60,200	2,340,576
Hancock Holding Co.^	27,600	1,036,380
Signature Bank/New York*^	46,621	1,589,776
UCBH Holdings, Inc.^	89,400	1,633,338
Western Alliance Bancorp*^	62,400	1,862,640
Whitney Holding Corp.	54,358	1,636,176

		10,098,886

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.9%)
NASDAQ Stock Market, Inc.*^	139,000	$4,129,690
NewStar Financial, Inc.*^	120,600	1,716,138
Primus Guaranty Ltd.*^	128,600	1,378,592

		7,224,420

Insurance (0.6%)
Ambac Financial Group, Inc.	41,800	3,644,542
National Financial Partners Corp.	26,800	1,241,108

		4,885,650

Real Estate Investment Trusts (REITs) (0.9%)
CapitalSource, Inc. (REIT)^	45,874	1,128,042
FelCor Lodging Trust, Inc. (REIT)	93,700	2,439,011
LaSalle Hotel Properties (REIT)^	35,100	1,524,042
RAIT Financial Trust (REIT)	84,200	2,190,884

		7,281,979

Real Estate Management & Development (0.6%)
CB Richard Ellis Group, Inc., Class A*	120,225	4,388,212
Jones Lang LaSalle, Inc.	3,900	442,650

		4,830,862

Thrifts & Mortgage Finance (0.5%)
BankUnited Financial Corp., Class A^	49,100	985,437
Clayton Holdings, Inc.*^	279,571	3,184,314

		4,169,751

Total Financials		67,230,355

Health Care (14.7%)
Biotechnology (2.3%)
Alexion Pharmaceuticals, Inc.*^	64,700	2,915,382
Angiotech Pharmaceuticals, Inc.*^	299,600	2,130,156
Array Biopharma, Inc.*^	67,400	786,558
Celgene Corp.*	91,900	5,268,627
Coley Pharmaceutical Group, Inc.*^	92,800	335,936
Keryx Biopharmaceuticals, Inc.*^	99,300	970,161
MannKind Corp.*^	65,500	807,615
Myriad Genetics, Inc.*^	64,900	2,413,631
Onyx Pharmaceuticals, Inc.*^	1,500	40,350
Panacos Pharmaceuticals, Inc.*^	45,500	146,965
PDL BioPharma, Inc.*^	104,000	2,423,200

		18,238,581

Health Care Equipment & Supplies (4.0%)
American Medical Systems Holdings, Inc.*^	137,900	2,487,716
ArthroCare Corp.*^	70,900	3,113,219
C.R. Bard, Inc.	55,840	4,614,059
Cytyc Corp.*	8,200	353,502
DexCom, Inc.*^	150,100	1,229,319
Gen-Probe, Inc.*^	53,685	3,243,648
Hansen Medical, Inc.*^	101,000	1,907,890
Hologic, Inc.*^	76,700	4,242,277
Intuitive Surgical, Inc.*	32	4,441
Kyphon, Inc.*^	104,900	5,050,935
Meridian Bioscience, Inc.^	198,500	4,299,510
ResMed, Inc.*^	2,850	117,591
Stereotaxis, Inc.*^	7,700	100,562
TomoTherapy, Inc.*	51,500	1,128,880
Varian Medical Systems, Inc.*	6,600	280,566

		32,174,115

Health Care Providers & Services (3.3%)
Community Health Systems, Inc.*	2,715	109,822
Coventry Health Care, Inc.*	6,500	374,725
Express Scripts, Inc.*	9,000	450,090
HealthExtras, Inc.*^	102,800	3,040,824
Healthways, Inc.*^	35,000	1,657,950
Henry Schein, Inc.*^	140,600	7,512,258
Psychiatric Solutions, Inc.*^	151,926	5,508,837
VCA Antech, Inc.*	146,911	5,537,075
WellCare Health Plans, Inc.*	23,508	2,127,709

		26,319,290

Health Care Technology (1.3%)
Allscripts Healthcare Solutions, Inc.*^	137,500	3,503,500
Cerner Corp.*^	3,200	177,504
HLTH Corp.*	8,500	119,085
TriZetto Group, Inc.*^	338,100	6,545,616

		10,345,705

Life Sciences Tools & Services (2.7%)
Advanced Magnetics, Inc.*^	46,900	2,727,704
Covance, Inc.*	41,800	2,865,808
ICON plc (ADR)*	103,800	4,540,212
Nektar Therapeutics*^	172,400	1,636,076
Parexel International Corp.*	75,100	3,158,706
Pharmaceutical Product Development, Inc.	11,000	420,970
Varian, Inc.*	40,600	2,226,098
Ventana Medical Systems, Inc.*^	47,300	3,654,871
Waters Corp.*	7,900	468,944

		21,699,389

Pharmaceuticals (1.1%)
Adams Respiratory Therapeutics, Inc.*^	75,600	2,977,884
Cadence Pharmaceuticals, Inc.*^	68,900	835,757
Endo Pharmaceuticals Holdings, Inc.*	11,500	393,645
Impax Laboratories, Inc.*	102,300	1,227,600
Jazz Pharmaceuticals, Inc.*^	35,200	562,848
Medicines Co.*	64,300	1,132,966
Penwest Pharmaceuticals Co.*^	105,900	1,320,573

		8,451,273

Total Health Care		117,228,353

Industrials (16.2%)
Aerospace & Defense (2.2%)
Argon ST, Inc.*^	81,854	1,899,831
Empresa Brasileira de Aeronautica S.A. (ADR)^	11,542	556,440
Hexcel Corp.*^	193,700	4,081,259
Orbital Sciences Corp.*	107,500	2,258,575
Precision Castparts Corp.	69,500	8,434,520
Rockwell Collins, Inc.	4,223	298,313

		17,528,938

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	7,900	414,908
Expeditors International of Washington, Inc.	6,600	272,580
UTi Worldwide, Inc.^	201,934	5,409,812

		6,097,300

Airlines (0.2%)
Allegiant Travel Co.*^	43,900	1,349,486

Commercial Services & Supplies (4.6%)
CoStar Group, Inc.*^	26,300	1,390,744
Herman Miller, Inc.	1,900	60,040
Huron Consulting Group, Inc.*	29,800	2,175,698
Innerworkings, Inc.*^	81,400	1,304,028
Kenexa Corp.*^	85,700	3,231,747
Knoll, Inc.	162,500	3,640,000
LECG Corp.*^	104,500	1,578,995
Mobile Mini, Inc.*^	51,900	1,515,480
Monster Worldwide, Inc.*	108,550	4,461,405
Resources Connection, Inc.*^	194,700	6,460,146
Robert Half International, Inc.	10,400	379,600

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Stericycle, Inc.*^	241,600	$10,741,536

		36,939,419

Construction & Engineering (1.4%)
Fluor Corp.	74,800	8,330,476
Granite Construction, Inc.	49,660	3,187,179

		11,517,655

Electrical Equipment (1.2%)
Ametek, Inc.	124,450	4,938,176
Baldor Electric Co.^	97,600	4,809,728

		9,747,904

Machinery (4.4%)
Flowserve Corp.	23,100	1,653,960
Force Protection, Inc.*†(b)	139,300	2,379,188
IDEX Corp.	110,625	4,263,487
Joy Global, Inc.	84,400	4,923,052
Lincoln Electric Holdings, Inc.	65,100	4,833,024
Manitowoc Co., Inc.	101,600	8,166,608
Terex Corp.*	4,200	341,460
Trinity Industries, Inc.^	16,700	727,118
Wabtec Corp.	145,900	5,329,727
Watts Water Technologies, Inc., Class A^	58,800	2,203,236

		34,820,860

Road & Rail (0.2%)
JB Hunt Transport Services, Inc.	6,200	181,784
Knight Transportation, Inc.^	94,450	1,830,441

		2,012,225

Trading Companies & Distributors (1.2%)
Fastenal Co.^	69,600	2,913,456
Houston Wire & Cable Co.*^	94,100	2,673,381
MSC Industrial Direct Co.	72,500	3,987,500
WESCO International, Inc.*	2,000	120,900

		9,695,237

Total Industrials		129,709,024

Information Technology (25.7%)
Communications Equipment (3.2%)
Arris Group, Inc.*	139,630	2,456,092
Ciena Corp.*	109,197	3,945,287
F5 Networks, Inc.*	53,700	4,328,220
Foundry Networks, Inc.*	259,000	4,314,940
Harris Corp.	15,100	823,705
Ixia*	306,700	2,840,042
Juniper Networks, Inc.*	19,300	485,781
NETGEAR, Inc.*^	73,700	2,671,625
OpNext, Inc.*^	81,900	1,084,356
Starent Networks Corp.*	3,400	49,980
ViaSat, Inc.*^	91,900	2,949,990

		25,950,018

Computers & Peripherals (1.8%)
Logitech International S.A. (Registered)*^	10,600	279,734
Network Appliance, Inc.*	152,900	4,464,680
QLogic Corp.*	234,600	3,906,090
Super Micro Computer, Inc.*	74,700	747,747
Synaptics, Inc.*^	99,700	3,568,263
Xyratex Ltd.*	76,800	1,707,264

		14,673,778

Electronic Equipment & Instruments (2.4%)
Amphenol Corp., Class A	120,420	4,292,973
Flir Systems, Inc.*^	91,100	4,213,375
Mettler-Toledo International, Inc.*	4,800	458,448
National Instruments Corp.	66,250	2,157,763
Tektronix, Inc.	87,400	2,948,876
Spreadtrum Communications, Inc. (ADR)*	10,900	158,377
SunPower Corp., Class A*	1,500	94,575
Trimble Navigation Ltd.*	148,400	4,778,480

		19,102,867

Internet Software & Services (3.9%)
Akamai Technologies, Inc.*	63,100	3,069,184
aQuantive, Inc.*	44,150	2,816,770
DealerTrack Holdings, Inc.*	149,500	5,507,580
Entrust, Inc.*^	271,800	1,103,508
Equinix, Inc.*^	47,300	4,326,531
Internap Network Services Corp.*^	189,300	2,729,706
Limelight Networks, Inc.*^	9,600	189,888
Marchex, Inc., Class B^	191,800	3,130,176
Omniture, Inc.*^	105,600	2,420,352
VeriSign, Inc.*	7,300	231,629
VistaPrint Ltd.*^	144,600	5,530,950

		31,056,274

IT Services (3.4%)
Alliance Data Systems Corp.*	46,900	3,624,432
BearingPoint, Inc.*^	221,300	1,617,703
Cognizant Technology Solutions Corp., Class A*	56,000	4,205,040
EnerNOC, Inc.*	1,500	57,195
Global Cash Access Holdings, Inc.*	144,600	2,316,492
Global Payments, Inc.	12,900	511,485
Heartland Payment Systems, Inc.^	67,400	1,976,842
Iron Mountain, Inc.*	142,385	3,720,520
RightNow Technologies, Inc.*^	126,500	2,075,865
Sapient Corp.*^	534,500	4,131,685
VeriFone Holdings, Inc.*^	76,000	2,679,000

		26,916,259

Semiconductors & Semiconductor Equipment (7.1%)
Atheros Communications, Inc.*^	85,900	2,649,156
FormFactor, Inc.*^	64,500	2,470,350
Hittite Microwave Corp.*^	130,800	5,589,084
Integrated Device Technology, Inc.*	150,200	2,293,554
Intersil Corp., Class A	226,500	7,125,690
Lam Research Corp.*	5,700	292,980
Microchip Technology, Inc.	78,400	2,903,936
Microsemi Corp.*^	181,500	4,346,925
Microtune, Inc.*^	226,100	1,182,503
Netlogic Microsystems, Inc.*^	114,800	3,655,232
NVIDIA Corp.*	155,600	6,427,836
ON Semiconductor Corp.*	390,100	4,181,872
Power Integrations, Inc.*^	172,600	4,522,120
Silicon Laboratories, Inc.*	91,500	3,166,815
Varian Semiconductor Equipment Associates, Inc.*	62,625	2,508,757
Xilinx, Inc.	117,770	3,152,703

		56,469,513

Software (3.9%)
Activision, Inc.*	478,953	8,942,053
Commvault Systems, Inc.*^	101,800	1,758,086
FactSet Research Systems, Inc.	5,300	362,255
Micros Systems, Inc.*	38,400	2,088,960
Nuance Communications, Inc.*^	155,800	2,606,534
Parametric Technology Corp.*	183,600	3,967,596
Quest Software, Inc.*	352,100	5,700,499
Red Hat, Inc.*	111,800	2,490,904
Salesforce.com, Inc.*	2,100	90,006
SourceForge, Inc.*^	249,500	1,052,890
THQ, Inc.*	57,100	1,742,692

		30,802,475

Total Information Technology		204,971,184

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (2.2%)
Chemicals (0.5%)
Cabot Corp.	83	$3,957
FMC Corp.	28,900	2,583,371
Minerals Technologies, Inc.	24,000	1,606,800

		4,194,128

Construction Materials (0.8%)
Martin Marietta Materials, Inc.^	37,900	6,140,558

Metals & Mining (0.9%)
Allegheny Technologies, Inc.	45,100	4,730,088
RTI International Metals, Inc.*^	31,260	2,356,066

		7,086,154

Total Materials		17,420,840

Telecommunication Services (4.2%)
Diversified Telecommunication Services (0.6%)
Time Warner Telecom, Inc., Class A*^	245,024	4,924,982

Wireless Telecommunication Services (3.6%)
American Tower Corp., Class A*	209,600	8,803,200
Crown Castle International Corp.*	10,300	373,581
Leap Wireless International, Inc.*	500	42,250
MetroPCS Communications, Inc.*	90,765	2,998,876
NII Holdings, Inc.*	146,400	11,820,336
SBA Communications Corp., Class A*	133,900	4,497,701

		28,535,944

Total Telecommunication Services		33,460,926

Total Common Stocks (98.9%)
(Cost $647,584,752)		789,892,052

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.6%)
World Bank
4.90%, 7/2/07 (o)(p)	$5,220,000	5,218,579

Short-Term Investments of Cash Collateral for Securities Loaned (28.8%)
Abbey National plc/London
5.43%, 7/2/07	6,980,721	6,980,721
Accredited Mortgage Loan Trust,
Series 06-2 A1
5.36%, 6/27/08 (l)	350,195	350,195
Aquinas Funding LLC
5.34%, 8/2/07	2,108,878	2,108,878
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	2,817,648	2,817,648
Barclays Capital, Repurchase Agreement
5.42%, 7/2/07 (r)	44,664,399	44,664,399
Barclays plc/London
5.43%, 7/2/07	8,922,550	8,922,550
Bavaria TRR Corp.
5.35%, 7/25/07	9,350,441	9,350,441
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	2,066,275	2,066,275
Belmont Funding LLC
5.31%, 7/19/07	6,951,841	6,951,841
Beta Finance, Inc.
5.37%, 1/31/08 (l)	375,686	375,686
5.37%, 3/10/08 (l)	939,081	939,081
Cantabric Financing LLC
5.34%, 9/25/07	6,950,281	6,950,281
Cedar Springs Capital Co. LLC
5.33%, 7/19/07	5,561,191	5,561,191
5.32%, 7/23/07	2,781,885	2,781,885
CIT Group Holdings, Inc.
5.37%, 6/18/08 (l)	4,508,236	4,508,236
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	2,348,040	2,348,040
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	2,199,456	2,199,456
Comerica Bank
5.35%, 3/16/09 (l)	939,117	939,117
Concord Minutemen C.C. LLC,
Series B
5.33%, 7/12/07	4,226,437	4,226,437
Series C
5.32%, 7/3/07	4,676,721	4,676,721
Crown Point Capital Co. LLC
5.31%, 7/25/07	4,170,489	4,170,489
DekaBank Deutsche Girozentrale
5.38%, 7/29/08 (l)	2,441,961	2,441,961
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	281,765	281,765
5.34%, 10/18/07 (l)	5,635,295	5,635,295
Deutsche Bank AG/New York
5.47%, 1/22/08 (l)	939,216	939,216
Fenway Funding LLC
5.35%, 8/9/07	4,170,115	4,170,115
Fifth Third Bancorp
5.32%, 7/29/08 (l)	281,762	281,762
First Tennessee Bank
5.34%, 7/29/08 (l)	8,452,154	8,452,154
General Electric Capital Corp.
5.40%, 3/12/10 (l)	375,686	375,686
Glitnir Banki hf
5.44%, 12/28/07	4,696,079	4,696,079
Goldman Sachs Group, Inc.
5.38%, 6/27/08 (l)	1,033,137	1,033,137
5.50%, 7/29/08 (l)	1,878,432	1,878,432
5.41%, 3/27/09 (l)	2,629,805	2,629,805
Gotham Funding Corp.
5.37%, 7/3/07	4,221,437	4,221,437
Hartford Life, Inc.
5.45%, 6/27/08 (l)	751,373	751,373
HBOS Treasury Services plc
5.47%, 7/2/07	5,665,819	5,665,819
ING Bank N.V./Amsterdam
5.43%, 7/2/07	10,331,373	10,331,373
K2 (USA) LLC
5.37%, 5/29/09 (l)	3,754,797	3,754,797
5.37%, 6/18/09 (l)	4,693,261	4,693,261
Kommunalkredit Austria AG
5.32%, 7/29/08 (l)	5,635,052	5,635,052
Lehman Brothers, Inc.
5.50%, 9/28/07 (l)	328,726	328,726
Links Finance LLC
5.37%, 6/25/09 (l)	1,408,119	1,408,119
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	2,348,040	2,348,040
Monumental Global Funding II
5.36%, 4/25/08 (l)	1,127,059	1,127,059
5.43%, 6/28/10 (l)	4,414,314	4,414,314
Morgan Stanley
5.53%, 5/7/09 (l)	4,696,079	4,696,079
Morgan Stanley ABS Capital I,
Series 07-NC2 A2A
5.43%, 5/1/09 (l)	873,020	873,020
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	469,608	469,608

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
5.34%, 8/7/07 (l)	$2,348,040	$2,348,040
5.37%, 1/28/08 (l)	2,817,647	2,817,647
New York Life Insurance Co.
5.41%, 9/28/07 (l)	3,193,334	3,193,334
Park Granada LLC
5.32%, 7/6/07	2,790,837	2,790,837
Pricoa Global Funding I
5.40%, 6/25/10 (l)	2,816,802	2,816,802
Rhein-Main Securitisation Ltd.
5.35%, 7/16/07	3,557,846	3,557,846
Saxon Asset Securities Trust,
Series 07-2 A2A
5.42%, 4/30/09 (l)	451,357	451,357
Solitaire Funding LLC
5.34%, 9/26/07	2,316,417	2,316,417
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	281,765	281,765
Wachovia Bank N.A.
5.37%, 10/2/08 (l)	939,216	939,216
Washington Mutual Home Equity,
Series 07-HE2 2A1
5.43%, 4/10/09 (l)	1,333,209	1,333,209

Total Short-Term Investments of Cash Collateral for Securities Loaned		230,269,522

Time Deposit (0.5%)
JPMorgan Chase Nassau
4.76%, 7/2/07	3,688,023	3,688,023

Total Short-Term Investments (29.9%)
(Cost/Amortized Cost $239,176,834)		239,176,124

Total Investments (128.8%)
(Cost/Amortized Cost $886,761,586)		1,029,068,176
Other Assets Less Liabilities (-28.8%)		(230,380,177)

Net Assets (100%)		$798,687,999

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $2,379,188 or 0.30% of net assets) valued at fair value.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR—American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$249,540,717
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$306,126,458

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,258,063
Aggregate gross unrealized depreciation	(20,301,452)

Net unrealized appreciation	$137,956,611

Federal income tax cost of investments	$891,111,565

At June 30, 2007, the Portfolio had loaned securities with a total value of $226,291,873. This was secured by collateral of $230,269,522 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $1,692,320 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2007, the Portfolio incurred approximately $420 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (0.8%)
Aftermarket Technology Corp.*	27,128	$805,159
ArvinMeritor, Inc.^	1,420	31,524
Autoliv, Inc.	16,561	941,824
BorgWarner, Inc.	53,300	4,585,932
Spartan Motors, Inc.^	11,568	196,887
Standard Motor Products, Inc.	1,130	16,984
Strattec Security Corp.*	110	5,170
TRW Automotive Holdings Corp.*	65,144	2,399,254

		8,982,734

Distributors (0.0%)
Coast Distribution System, Inc.	5,400	38,610

Diversified Consumer Services (0.7%)
Carriage Services, Inc.*^	8,780	72,523
CPI Corp.^	200	13,900
Nobel Learning Communities, Inc.*	170	2,478
Regis Corp.	188,069	7,193,639
Service Corp. International	28,606	365,585
Stewart Enterprises, Inc., Class A^	139,459	1,086,386

		8,734,511

Hotels, Restaurants & Leisure (1.3%)
Bob Evans Farms, Inc.	5,013	184,729
Brinker International, Inc.	39,100	1,144,457
Buffalo Wild Wings, Inc.*^	26	1,081
Burger King Holdings, Inc.	8,830	232,582
Canterbury Park Holding Corp.	620	8,041
CBRL Group, Inc.^	34,120	1,449,418
Cheesecake Factory, Inc.*^	289,600	7,100,992
CKE Restaurants, Inc.^	260	5,218
Frisch’s Restaurants, Inc.	4,870	148,730
Gaylord Entertainment Co.*	3,060	164,138
ILX Resorts, Inc.	1,460	14,235
J. Alexander’s Corp.	5,260	76,270
Jack in the Box, Inc.*	4,150	294,401
Marcus Corp.^	10,860	258,034
Mexican Restaurants, Inc.*	300	2,400
Nathan’s Famous, Inc.*	4,000	69,200
O’Charley’s, Inc.^	26,910	542,506
Red Lion Hotels Corp.*^	3,100	39,835
Ruby Tuesday, Inc.^	134,400	3,538,752
Silverleaf Resorts, Inc.*	41,466	246,723
Speedway Motorsports, Inc.	4,940	197,501
Triarc Cos., Inc., Class B	810	12,717
WMS Industries, Inc.*^	2,625	75,758

		15,807,718

Household Durables (0.9%)
American Biltrite, Inc.*	1,618	14,190
American Greetings Corp., Class A	180	5,099
Avatar Holdings, Inc.*^	6,298	484,568
Black & Decker Corp.	28,500	2,516,835
Blyth, Inc.	4,360	115,889
Chromcraft Revington, Inc.*	9,240	69,208
Cobra Electronics Corp.	3,904	37,634
CSS Industries, Inc.	2,210	87,538
Ethan Allen Interiors, Inc.^	38,096	1,304,788
Hooker Furniture Corp.^	8,120	182,213
Kimball International, Inc., Class B	17,565	246,086
La-Z-Boy, Inc.^	17,210	197,227
M.D.C. Holdings, Inc.^	39,600	1,915,056
National Presto Industries, Inc.^	6,020	375,287
Newell Rubbermaid, Inc.	80,000	2,354,400
P&F Industries, Inc., Class A*	719	8,103
Skyline Corp.^	3,230	96,932
Stanley Works	3,460	210,022
Syntax-Brillian Corp.*^	54,520	268,238
Universal Electronics, Inc.*^	7,744	281,262
Virco Manufacturing Corp.*	650	4,277

		10,774,852

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*^	30,600	288,558
Gaiam, Inc., Class A*^	15,800	288,034
PC Mall, Inc.*^	9,458	115,671
Systemax, Inc.^	15,194	316,187

		1,008,450

Leisure Equipment & Products (0.3%)
Callaway Golf Co.^	3,520	62,691
GameTech International, Inc.*^	9,075	86,213
Hasbro, Inc.	60,543	1,901,656
JAKKS Pacific, Inc.*^	35,192	990,303
Oakley, Inc.^	690	19,596
RC2 Corp.*^	4,228	169,162

		3,229,621

Media (3.1%)
Alloy, Inc.*	6,390	63,900
Cablevision Systems Corp. - New York Group, Class A*	86,300	3,123,197
Cinram International Income Fund	392,800	9,955,973
Entercom Communications Corp., Class A^	175,000	4,355,750
Journal Communications, Inc., Class A^	18,450	240,034
Mediacom Communications Corp., Class A*^	6,850	66,377
R.H. Donnelley Corp.*^	158,080	11,979,302
Regal Entertainment Group, Class A	36,785	806,695
Scholastic Corp.*^	25,420	913,595
Traffix, Inc.	7,740	42,570
Triple Crown Media, Inc.*	3,000	27,960
Virgin Media, Inc.	226,400	5,517,368

		37,092,721

Multiline Retail (0.9%)
Big Lots, Inc.*^	138,440	4,072,905
Gottschalks, Inc.*	13,507	160,598
Macy’s, Inc.	176,330	7,014,407

		11,247,910

Specialty Retail (2.6%)
Aaron Rents, Inc.	2,950	86,140
Aeropostale, Inc.*	55,040	2,294,067
Asbury Automotive Group, Inc.^	17,000	424,150
Books-A-Million, Inc.^	31,300	530,222
Cabela’s, Inc.*^	47,300	1,046,749
Charlotte Russe Holding, Inc.*	17,900	480,973
Circuit City Stores, Inc.	253,300	3,819,764
Coldwater Creek, Inc.*^	390,300	9,066,669
Factory Card & Party Outlet Corp.*^	3,750	39,788
Finish Line, Inc., Class A^	30,062	273,865
Foot Locker, Inc.	192,200	4,189,960
Franklin Covey Co.*	6,237	48,898
GameStop Corp., Class A*	20,800	813,280
Gap, Inc.	337,100	6,438,610
Gymboree Corp.*	2,290	90,249
Hastings Entertainment, Inc.*	10,124	71,880
Jennifer Convertibles, Inc.*	840	4,158

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Jo-Ann Stores, Inc.*	980	$27,861
Mothers Work, Inc.*	2,770	86,618
Pep Boys - Manny, Moe & Jack^	6,250	126,000
Pomeroy IT Solutions, Inc.*	3,570	34,915
Rent-A-Center, Inc.*	4,110	107,805
Rex Stores Corp.*	11,270	223,484
Shoe Carnival, Inc.*^	7,270	199,852
Stage Stores, Inc.	29,950	627,752
Trans World Entertainment Corp.*^	36,048	167,263

		31,320,972

Textiles, Apparel & Luxury Goods (1.0%)
Cherokee, Inc.^	1,592	58,172
Culp, Inc.*	3,330	30,003
Deckers Outdoor Corp.*^	13,992	1,411,793
Delta Apparel, Inc.	3,500	63,525
G-lII Apparel Group Ltd.*^	14,700	232,113
Jaclyn, Inc.*	200	2,276
Jones Apparel Group, Inc.	215,810	6,096,632
LaCrosse Footwear, Inc.	102	1,843
Movado Group, Inc.^	22,900	772,646
Perry Ellis International, Inc.*^	5,120	164,710
Phillips-Van Heusen Corp.	21,417	1,297,228
R.G. Barry Corp.*	5,040	59,724
Velcro Industries N.V.	800	14,848
Weyco Group, Inc.^	6,506	175,207
Wolverine World Wide, Inc.	53,680	1,487,473

		11,868,193

Total Consumer Discretionary		140,106,292

Consumer Staples (4.4%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*^	490	19,282
Molson Coors Brewing Co., Class B	36,500	3,374,790

		3,394,072

Food & Staples Retailing (0.9%)
Ingles Markets, Inc., Class A	3,800	130,910
Longs Drug Stores Corp.	48,970	2,571,905
Ruddick Corp.^	14,595	439,601
Spartan Stores, Inc.	3,286	108,142
Topps Co., Inc.^	4,247	44,636
Village Super Market, Inc., Class A^	200	9,562
Weis Markets, Inc.^	14,700	595,497
Whole Foods Market, Inc.^	178,100	6,821,230

		10,721,483

Food Products (3.0%)
Bunge Ltd.^	104,300	8,813,350
Cal-Maine Foods, Inc.^	2,060	33,743
Corn Products International, Inc.^	92,976	4,225,759
Flowers Foods, Inc.^	26,600	887,376
Griffin Land & Nurseries, Inc.*	1,690	61,009
Hain Celestial Group, Inc.*^	42,944	1,165,500
Imperial Sugar Co.^	15,298	471,026
J & J Snack Foods Corp.^	5,900	222,666
Marine Harvest*	4,704,000	5,121,237
Omega Protein Corp.*^	890	8,241
Pilgrim’s Pride Corp.^	205,520	7,844,698
Seaboard Corp.	680	1,594,600
Smithfield Foods, Inc.*	71,200	2,192,248
Tasty Baking Co.	8,569	89,632
Tyson Foods, Inc., Class A	146,000	3,363,840

		36,094,925

Household Products (0.0%)
Energizer Holdings, Inc.*	550	54,780
Oil-Dri Corp. of America	9,625	168,919

		223,699

Personal Products (0.1%)
Natural Alternatives International, Inc.*^	2,225	16,042
NBTY, Inc.*	28,128	1,215,130
Schiff Nutrition International, Inc.*	23,130	151,501

		1,382,673

Tobacco (0.1%)
Universal Corp.	11,590	706,063

Total Consumer Staples		52,522,915

Energy (5.8%)
Energy Equipment & Services (2.3%)
Cameron International Corp.*	66,200	4,731,314
Complete Production Services, Inc.*^	1,280	33,088
Dawson Geophysical Co.*^	2,640	162,254
GulfMark Offshore, Inc.*^	24,174	1,238,192
Lufkin Industries, Inc.^	3,940	254,327
Newpark Resources, Inc.*^	4,390	34,023
SBM Offshore N.V .	29,057	1,112,959
SEACOR Holdings, Inc.*^	18,200	1,699,152
Solar Cayman Ltd.†(b)	141,300	1,801,575
Superior Energy Services, Inc.*	57,488	2,294,921
T-3 Energy Services, Inc.*	1,920	64,224
Tidewater, Inc.^	53,450	3,788,536
Trico Marine Services, Inc.*^	17,359	709,636
Unit Corp.*	52,370	3,294,597
Weatherford International Ltd.*	119,400	6,595,656

		27,814,454

Oil, Gas & Consumable Fuels (3.5%)
Adams Resources & Energy, Inc.^	4,560	136,070
Arch Coal, Inc.^	102,000	3,549,600
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (ADR)*§	362,500	2,333,848
Cimarex Energy Co.	28,200	1,111,362
Consol Energy, Inc.	164,200	7,571,262
Holly Corp.	48,900	3,627,891
Mariner Energy, Inc.*^	79,290	1,922,783
Murphy Oil Corp.	146,210	8,690,722
Newfield Exploration Co.*	131,700	5,998,935
Noble Energy, Inc.	68,500	4,273,715
Western Refining, Inc.^	32,300	1,866,940

		41,083,128

Total Energy		68,897,582

Financials (19.0%)
Capital Markets (2.5%)
A.G. Edwards, Inc.	4,234	357,985
Affiliated Managers Group, Inc.*^	39,700	5,111,772
American Physicians Service Group, Inc.	3,300	62,370
Cohen & Steers, Inc.^	17,466	758,898
E*Trade Financial Corp.*	585,800	12,940,322
Federated Investors, Inc., Class B	172,000	6,592,760
Knight Capital Group, Inc., Class A*^	59,016	979,666
MVC Capital, Inc.^	23,420	440,530
Nuveen Investments, Inc., Class A	580	36,047
Raymond James Financial, Inc.	42,760	1,321,284

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
SWS Group, Inc.^	42,765	$924,579

		29,526,213

Commercial Banks (3.8%)
1st Constitution Bancorp*	1,091	18,569
1st Source Corp.^	250	6,230
Alliance Financial Corp./ New York^	420	11,054
Amcore Financial, Inc.^	30,500	884,195
American Community Bancshares, Inc.	5,025	57,285
Ameris Bancorp^	9,096	204,387
Auburn National Bancorp, Inc.	300	7,869
BancFirst Corp.^	10,442	447,126
Banco Latinoamericano de Exportaciones S.A., Class E^	39,800	748,240
Bank of Granite Corp.^	7,326	122,271
Banner Corp.^	12,561	427,828
Bar Harbor Bankshares	427	13,536
BNCCORP, Inc.*	3,609	67,236
BOE Financial Services of Virginia, Inc.	1,200	34,680
Bridge Capital Holdings*^	1,400	33,180
Britton & Koontz Capital Corp.	1,552	27,160
Bryn Mawr Bank Corp.^	7,300	167,754
C&F Financial Corp.	290	11,745
Cadence Financial Corp.^	1,900	37,012
Capital Bank Corp.^	308	5,181
Carolina Bank Holdings, Inc.*	468	6,215
Cascade Financial Corp.	14,026	222,032
CCF Holding Co.	1,292	23,256
Central Virginia Bankshares, Inc.	1,162	25,645
Centrue Financial Corp.	2,130	42,706
Citizens Holding Co.	360	7,862
City Holding Co.^	14,000	536,620
City National Corp./California	13,500	1,027,215
CNB Financial Corp./Pennsylvania^	1,400	19,544
Codorus Valley Bancorp, Inc.	527	9,918
Comm Bancorp, Inc.	300	14,829
Commerce Bancorp, Inc./ New Jersey^	241,900	8,947,881
Community Bank Shares of Indiana, Inc.	880	18,779
Community Capital Corp.	1,329	26,447
Community West Bancshares	11	132
Cowlitz Bancorp*	5,100	82,875
Crescent Banking Co.	140	5,957
ECB Bancorp, Inc.	1,048	30,885
Epic Bancorp	2,000	27,500
Farmers Capital Bank Corp.	341	9,865
Fidelity Southern Corp.	10,655	180,069
Financial Institutions, Inc.	7,124	143,834
First California Financial Group, Inc.*^	455	5,465
First Charter Corp.^	13,624	265,259
First Citizens BancShares, Inc./North Carolina, Class A	8,051	1,565,114
First Financial Bancorp^	36,954	553,940
First Indiana Corp.^	152	3,362
First M&F Corp.	3,200	59,616
First Mariner Bancorp, Inc.*	1,410	18,147
First Merchants Corp.^	22,893	550,119
First United Corp.	4,225	83,866
First West Virginia Bancorp, Inc.	240	4,680
Firstbank Corp./Michigan^	4,600	88,504
FirstMerit Corp.^	64,810	1,356,473
FNB Corp./Virginia^	4,145	148,805
FNB Financial Services Corp.	2,031	28,698
FNB United Corp.	4,820	77,072
Greater Community Bancorp	76	1,197
Greene Bancshares, Inc.^	5,956	186,185
Habersham Bancorp	500	9,800
Hawthorn Bancshares, Inc.	350	11,375
HF Financial Corp.	7,656	134,133
Horizon Bancorp/Indiana	3,300	89,496
Horizon Financial Corp.^	900	19,611
Huntington Bancshares, Inc./Ohio^	186,300	4,236,462
Integra Bank Corp.^	24,296	521,635
Leesport Financial Corp.	1,865	37,151
LSB Bancshares, Inc./ North Carolina^	3,523	48,089
Marshall & Ilsley Corp.	145,700	6,939,691
MidWestOne Financial Group, Inc.	4,700	82,250
National Bankshares, Inc.	1,580	32,279
NBT Bancorp, Inc.^	12,577	283,737
Northrim BanCorp, Inc.	4,748	129,668
Northway Financial, Inc.	300	10,758
Ohio Valley Banc Corp.	291	7,304
PAB Bankshares, Inc.	2,767	52,988
Pacific Premier Bancorp, Inc.*	2,540	27,153
Peoples Bancorp of North Carolina, Inc.	5,531	108,905
Peoples Bancorp, Inc./Ohio^	7,236	195,879
Peoples Financial Corp./MS	5,800	147,900
Pinnacle Bancshares, Inc.	1,800	26,010
Premier Financial Bancorp	1,417	23,012
Princeton National Bancorp, Inc.	300	8,280
QCR Holdings, Inc.	2,540	40,284
Republic First Bancorp, Inc.*	11,163	107,165
Royal Bancshares of Pennsylvania, Inc.^	1,505	29,664
Rurban Financial Corp.	884	11,271
Shore Bancshares, Inc.^	7,037	181,555
Shore Financial Corp	1,782	24,217
Simmons First National Corp., Class A^	15,230	420,196
Southwest Bancorp, Inc./Oklahoma^	19,670	472,867
Sussex Bancorp	400	5,740
SVB Financial Group*^	107,243	5,695,676
Team Financial, Inc.	3,300	51,282
Tompkins Financial Corp.^	240	8,976
UnionBanCal Corp.	18,800	1,122,360
United Bancshares, Inc./Ohio	1,420	21,584
United Security Bancshares, Inc./Alabama^	921	23,320
Unity Bancorp, Inc.	5,027	56,710
Univest Corp. of Pennsylvania^	15,712	353,834
Vineyard National Bancorp^	7,755	178,140
W Holding Co., Inc.^	15,610	41,210
Wainwright Bank & Trust Co.	479	6,241
Webster Financial Corp.	81,200	3,464,804

		45,239,768

Consumer Finance (0.1%)
Advance America Cash Advance Centers, Inc.^	1,250	22,175
Advanta Corp., Class A	5,910	167,903
Advanta Corp., Class B^	8,934	278,205
Cash America International, Inc.	100	3,965
Dollar Financial Corp.*^	13,450	383,325
EZCORP, Inc., Class A*^	70,800	937,392

		1,792,965

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (1.1%)
Asta Funding, Inc.^	977	$37,546
California First National Bancorp	2,716	39,626
CIT Group, Inc.	52,700	2,889,541
Compass Diversified Trust^	14,876	265,239
Financial Federal Corp.^	5,450	162,519
Genesis Lease Ltd. (ADR)	201,200	5,512,880
KKR Financial Holdings LLC^	131,900	3,285,629
MicroFinancial, Inc.	2,700	16,740
PICO Holdings, Inc.*^	16,430	710,762

		12,920,482

Insurance (7.7%)
Alleghany Corp.*	7,282	2,960,133
Allied World Assurance Holdings Ltd./Bermuda	28,740	1,472,925
Ambac Financial Group, Inc.	77,800	6,783,382
American Financial Group, Inc./Ohio	109,750	3,747,962
American National Insurance Co.	17,777	2,712,770
American Safety Insurance Holdings Ltd.*^	11,060	263,560
Arch Capital Group Ltd.*	41,800	3,032,172
Arthur J. Gallagher & Co.^	153,545	4,280,835
Aspen Insurance Holdings Ltd.	84,460	2,370,792
Assurant, Inc.	76,190	4,489,115
Endurance Specialty Holdings Ltd.	69,600	2,786,784
Everest Reinsurance Group Ltd.	49,200	5,345,088
FBL Financial Group, Inc., Class A^	12,260	482,063
First American Corp.	39,440	1,952,280
FPIC Insurance Group, Inc.*^	1,150	46,886
Harleysville Group, Inc.	9,662	322,324
HCC Insurance Holdings, Inc.	112,890	3,771,655
Horace Mann Educators Corp.^	19,503	414,244
IPC Holdings Ltd.^	54,233	1,751,184
Kansas City Life Insurance Co.^	4,100	190,732
Max Capital Group Ltd.^	84,132	2,380,936
Meadowbrook Insurance Group, Inc.*^	13,200	144,672
Midland Co.^	11,814	554,549
National Western Life Insurance Co., Class A^	610	154,281
NYMAGIC, Inc.^	7,420	298,284
Odyssey Reinsurance Holdings Corp.^	5,160	221,312
Old Republic International Corp.	206,254	4,384,960
PartnerReinsurance Ltd.^	40,429	3,133,247
Platinum Underwriters Holdings Ltd.	164,326	5,710,328
Presidential Life Corp.^	12,648	248,660
Reinsurance Group of America, Inc.	125,800	7,578,192
RenaissanceReinsurance Holdings Ltd.	46,610	2,889,354
Selective Insurance Group, Inc.^	66,914	1,798,648
Unico American Corp.*	1,020	13,576
United America Indemnity Ltd., Class A*	4,040	100,475
Unum Group	154,700	4,039,217
Wesco Financial Corp.	860	331,100
Willis Group Holdings Ltd.^	175,999	7,754,516
Zenith National Insurance Corp.	28,110	1,323,700

		92,236,893

Real Estate Investment Trusts (REITs) (1.8%)
Ashford Hospitality Trust, Inc. (REIT)	89,997	1,058,365
CBL & Associates Properties, Inc. (REIT)	24,990	900,889
Douglas Emmett, Inc. (REIT)	97,258	2,406,163
Extra Space Storage, Inc. (REIT)^	85,997	1,418,950
FelCor Lodging Trust, Inc. (REIT)^	2,000	52,060
Gladstone Commercial Corp. (REIT)^	800	15,680
Hersha Hospitality Trust (REIT)^	40,090	473,864
HRPT Properties Trust (REIT)^	252,554	2,626,562
Investors Real Estate Trust (REIT)^	2,830	29,234
iStar Financial, Inc. (REIT)	7,441	329,859
LTC Properties, Inc. (REIT)^	34,460	783,965
Medical Properties Trust, Inc. (REIT)^	53,143	703,082
Mission West Properties, Inc. (REIT)^	29,490	411,091
Monmouth, Class A (REIT)^	23,000	199,870
National Retail Properties, Inc. (REIT)^	99,800	2,181,628
Omega Healthcare Investors, Inc. (REIT)^	63,530	1,005,680
One Liberty Properties, Inc. (REIT)	18,100	411,956
Presidential Realty Corp., Class B (REIT)	700	4,935
Ramco-Gershenson Properties Trust (REIT)^	21,840	784,711
Republic Property Trust (REIT)^	24,540	300,615
Strategic Hotels & Resorts, Inc. (REIT)^	105,600	2,374,944
Sunstone Hotel Investors, Inc. (REIT)^	78,330	2,223,789
Supertel Hospitality, Inc. (REIT)	13,721	116,217
Urstadt Biddle Properties, Inc. (REIT)^	1,200	21,420
Urstadt Biddle Properties, Inc., Class A (REIT)^	10,350	176,053
Winthrop Realty Trust (REIT)^	55,370	382,607

		21,394,189

Real Estate Management & Development (0.0%)
Reis, Inc.*^	4,460	40,497
Stratus Properties, Inc.*^	280	9,660
United Capital Corp.*	1,320	37,950
Wilshire Enterprises, Inc.*	510	2,779

		90,886

Thrifts & Mortgage Finance (2.0%)
1st Independence Financial Group, Inc.	1,500	25,050
Berkshire Hills Bancorp, Inc.^	2,706	85,266
Beverly Hills Bancorp, Inc.	32,163	251,515
Camco Financial Corp.	64	797
Carver Bancorp, Inc.	2,650	42,400
Central Bancorp, Inc./Massachusetts	1,100	27,555
CFS Bancorp, Inc.^	6,620	96,122
Community Financial Corp./Virginia	6,200	70,866
Cooperative Bankshares, Inc.	300	4,950
Elmira Savings Bank FSB^	23	538
Farmer Mac, Class C^	19,040	651,549
First Bancorp of Indiana, Inc.	1,600	24,624
First Bancshares, Inc./Missouri	200	3,302

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
First BancTrust Corp.	2,600	$30,420
First Capital, Inc.	280	5,040
First Defiance Financial Corp.	6,485	193,383
First Federal Bancshares of Arkansas, Inc.	4,009	94,893
First Federal Bankshares, Inc.	4,200	81,648
First Financial Holdings, Inc.^	17,240	563,920
First Financial Service Corp.	300	8,532
First Franklin Corp.	1,700	24,225
First PacTrust Bancorp, Inc.	380	9,492
First Place Financial Corp./Ohio^	21,223	448,230
Franklin Bank Corp./Texas*^	33,739	502,711
Great Pee Dee Bancorp, Inc.	500	7,550
Guaranty Federal Bancshares, Inc.	1,599	48,130
Hingham Institution for Savings	600	18,900
HMN Financial, Inc.	2,977	104,642
Home Federal Bancorp/Indiana	2,100	60,123
HopFed Bancorp, Inc.	140	2,253
Hudson City Bancorp, Inc.	294,000	3,592,680
ITLA Capital Corp.^	7,400	385,688
Jefferson Bancshares, Inc./Tennessee	700	8,267
KNBT Bancorp, Inc.^	14,543	213,782
Lincoln Bancorp/Indiana	658	12,331
LSB Financial Corp.	263	6,575
MASSBANK Corp.^	100	3,340
MFB Corp.	100	3,390
MutualFirst Financial, Inc.	7,800	143,364
New Hampshire Thrift Bancshares, Inc.	1,540	22,484
New York Community Bancorp, Inc.^	352,642	6,001,967
North Central Bancshares, Inc.	290	11,557
Northeast Bancorp	600	10,782
Park Bancorp, Inc.	1,300	39,325
Parkvale Financial Corp.	3,452	102,559
People’s United Financial, Inc.	427,445	7,578,600
Peoples Bancorp/Indiana^	600	11,046
Peoples Community Bancorp, Inc.	2	33
Provident Financial Holdings, Inc.	12,160	304,000
Radian Group, Inc.^	8,156	440,424
Riverview Bancorp, Inc.	845	11,593
South Street Financial Corp.†	600	12
Southern Missouri Bancorp, Inc.	70	1,047
Teche Holding Co.	200	8,950
TF Financial Corp.^	520	15,631
Timberland Bancorp, Inc./Washington^	3,962	62,203
United Community Financial Corp./Ohio^	47,300	472,054
United Western Bancorp, Inc.	7,050	178,012
Washington Savings Bank FSB/Maryland	2,520	20,790
Wayne Savings Bancshares, Inc.	1,160	16,124
Willow Financial Bancorp, Inc.^	5,254	68,302
WSFS Financial Corp.^	8,330	545,032

		23,780,570

Total Financials		226,981,966

Health Care (8.0%)
Biotechnology (0.5%)
Theravance, Inc.*^	198,800	6,361,600

Health Care Equipment & Supplies (3.0%)
Align Technology, Inc.*^	3,100	74,896
Allied Healthcare Products, Inc.*	4,200	27,468
Analogic Corp.^	9,399	690,920
Angeion Corp.*	4,330	35,073
Atrion Corp.^	440	43,120
Beckman Coulter, Inc.	63,900	4,133,052
Cooper Cos., Inc.	101,700	5,422,644
Datascope Corp.^	16,713	639,774
Edwards Lifesciences Corp.*^	164,000	8,091,760
Hillenbrand Industries, Inc.^	122,420	7,957,300
Hospira, Inc.*	183,390	7,159,545
Immucor, Inc.*	17,670	494,230
Integra LifeSciences Holdings Corp.*^	490	24,216
National Dentex Corp.*	5,040	94,601
Orthofix International N.V.*^	14,971	673,246
Span-America Medical Systems, Inc.	2,700	68,472
Theragenics Corp.*	21,812	90,956
Zoll Medical Corp.*	7,341	163,778

		35,885,051

Health Care Providers & Services (0.8%)
Almost Family, Inc.*^	3,040	58,520
Amedisys, Inc.*^	26,384	958,531
American Shared Hospital Services	4,050	23,692
Gentiva Health Services, Inc.*^	22,650	454,359
Hanger Orthopedic Group, Inc.*	16,930	182,844
HealthSouth Corp.*^	234,640	4,249,330
Integramed America, Inc.*^	6,068	67,962
Kindred Healthcare, Inc.*	43,000	1,320,960
Manor Care, Inc.	817	53,342
MedCath Corp.*^	14,100	448,380
National Healthcare Corp.^	1,602	82,663
RehabCare Group, Inc.*^	24,440	348,026
Res-Care, Inc.*^	31,500	665,910
SRI/Surgical Express, Inc.*	1,080	5,616

		8,920,135

Health Care Technology (0.4%)
HLTH Corp.*^	5,320	74,533
IMS Health, Inc.	158,700	5,099,031

		5,173,564

Life Sciences Tools & Services (1.3%)
Albany Molecular Research, Inc.*	9,100	135,135
Bio-Rad Laboratories, Inc., Class A*	1,100	83,127
Bruker BioSciences Corp.*	8,740	78,747
Harvard Bioscience, Inc.*	520	2,730
Life Sciences Research, Inc.*	350	5,443
Medtox Scientific, Inc.*	8,519	249,607
New Brunswick Scientific Co., Inc.*	200	1,596
Parexel International Corp.*	12,206	513,384
PerkinElmer, Inc.	15,640	407,578
Thermo Fisher Scientific, Inc.*	176,000	9,102,720
Varian, Inc.*^	92,960	5,096,997

		15,677,064

Pharmaceuticals (2.0%)
Barr Pharmaceuticals, Inc.*	157,800	7,926,294
Endo Pharmaceuticals Holdings, Inc.*	193,700	6,630,351
Impax Laboratories, Inc.*^	442,600	5,311,200
King Pharmaceuticals, Inc.*	102,610	2,099,400
Perrigo Co.^	57,572	1,127,260
Sciele Pharma, Inc.*^	1,510	35,576

		23,130,081

Total Health Care		95,147,495

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (18.5%)
Aerospace & Defense (2.7%)
Alliant Techsystems, Inc.*^	124,400	$12,334,260
Ducommun, Inc.*	2,600	66,898
EDO Corp.^	14,280	469,384
Esterline Technologies Corp.*^	20	966
Goodrich Corp.	198,300	11,810,748
Herley Industries, Inc.*	2,710	44,363
Hexcel Corp.*^	203,800	4,294,066
Orbital Sciences Corp.*^	3,930	82,569
Precision Castparts Corp.	1	73
Sypris Solutions, Inc.	5,234	41,977
Teledyne Technologies, Inc.*	42,200	1,939,090
Triumph Group, Inc.^	20,990	1,374,215

		32,458,609

Air Freight & Logistics (0.1%)
Hub Group, Inc., Class A*^	42,110	1,480,588
Park-Ohio Holdings Corp.*^	240	6,552

		1,487,140

Airlines (0.6%)
Northwest Airlines Corp.*^	102,200	2,268,840
Pinnacle Airlines Corp.*^	3,973	74,494
Republic Airways Holdings, Inc.*	39,583	805,514
SkyWest, Inc.	1,650	39,319
UAL Corp.*^	97,100	3,941,289

		7,129,456

Building Products (0.6%)
American Standard Cos., Inc.	92,300	5,443,854
Ameron International Corp.^	13,800	1,244,622
Patrick Industries, Inc.*	3	47

		6,688,523

Commercial Services & Supplies (2.2%)
A.T. Cross Co., Class A*	4,950	57,915
Angelica Corp.	340	7,167
Avalon Holdings Corp., Class A*	660	6,534
Bowne & Co., Inc.^	42,300	825,273
CBIZ, Inc.*^	430	3,161
CDI Corp.^	17,020	548,044
Champion Industries, Inc.	4,140	29,808
Comfort Systems USA, Inc.^	39,270	556,849
Compx International, Inc.^	100	1,850
Consolidated Graphics, Inc.*	12,350	855,608
Copart, Inc.*	141,700	4,334,603
Corrections Corp. of America*	10,590	668,335
Dun & Bradstreet Corp.	18,300	1,884,534
Ecology And Environment, Inc.	5,170	66,434
Exponent, Inc.*^	20,890	467,309
GP Strategies Corp.*^	8,950	97,376
Heidrick & Struggles International, Inc.*^	4,610	236,216
IKON Office Solutions, Inc.	1,500	23,415
Interface, Inc., Class A^	55,270	1,042,392
Kelly Services, Inc., Class A	26,165	718,491
Layne Christensen Co.*^	9	369
Nashua Corp.*	6,700	72,293
National Technical Systems, Inc.*	190	1,283
North American Galvanizing & Coating, Inc.*^	8,916	76,499
R.R. Donnelley & Sons Co.	113,900	4,955,789
RCM Technologies, Inc.*	3,142	24,476
Spherion Corp.*	8,360	78,500
Steelcase, Inc., Class A	89,410	1,654,085
TeleTech Holdings, Inc.*^	12,091	392,716
United Stationers, Inc.*	77,000	5,131,280
Viad Corp.^	24,110	1,016,719
Waste Industries USA, Inc.	13,150	448,941
Westaff, Inc.*^	6,210	26,951

		26,311,215

Construction & Engineering (1.5%)
Granite Construction, Inc.	74,300	4,768,574
Michael Baker Corp.*^	10,100	375,215
Perini Corp.*	22,685	1,395,808
Shaw Group, Inc.*^	86,700	4,013,343
URS Corp.*	154,600	7,505,830

		18,058,770

Electrical Equipment (0.7%)
Acuity Brands, Inc.	930	56,060
AZZ, Inc.*^	200	6,730
Chase Corp.^	2,200	36,960
Espey Manufacturing & Electronics Corp.	320	7,709
General Cable Corp.*	14,490	1,097,617
Genlyte Group, Inc.*	2,559	200,984
II-VI, Inc.*^	370	10,053
Powell Industries, Inc.*^	570	18,103
Preformed Line Products Co.^	3,700	177,637
Regal-Beloit Corp.^	55,900	2,601,586
SL Industries, Inc.*	7,300	127,604
Superior Essex, Inc.*^	2,300	85,905
Universal Security Instruments, Inc.*	753	23,622
Woodward Governor Co.^	69,012	3,703,874

		8,154,444

Industrial Conglomerates (2.0%)
Carlisle Cos., Inc.	105,700	4,916,107
McDermott International, Inc.*	95,850	7,967,052
Sequa Corp., Class A*^	8,640	967,680
Standex International Corp.^	25,200	716,688
Teleflex, Inc.	81,174	6,638,410
Tredegar Corp.^	350	7,455
Walter Industries, Inc.^	89,400	2,589,024

		23,802,416

Machinery (6.5%)
AGCO Corp.*	202,800	8,803,548
Astec Industries, Inc.*^	400	16,888
Baldwin Technology Co., Class A*^	6,280	37,868
Barnes Group, Inc.^	44,740	1,417,363
CIRCOR International, Inc.^	970	39,217
Dover Corp.	123,895	6,337,229
Eastern Co.^	6,187	179,794
EnPro Industries, Inc.*^	20,600	881,474
Hardinge, Inc.^	5,045	171,681
Harsco Corp.	78,900	4,102,800
Hurco Cos., Inc.*^	100	4,998
Joy Global, Inc.	155,600	9,076,148
K-Tron International, Inc.*	1,400	141,918
Kadant, Inc.*^	1,510	47,112
Kennametal, Inc.	106,674	8,750,468
L.S. Starrett Co., Class A	920	16,854
Lydall, Inc.*	17,890	261,373
Manitowoc Co., Inc.	5,702	458,327
Mfri, Inc.*^	880	24,631
Mueller Water Products, Inc., Class B	33,322	499,830
NACCO Industries, Inc., Class A	6,920	1,075,991
Pentair, Inc.	261,300	10,078,341
Robbins & Myers, Inc.^	21,860	1,161,422
SPX Corp.	168,040	14,755,593
Tennant Co.^	1,000	36,500
Toro Co.^	103,600	6,101,004
Trinity Industries, Inc.^	58,640	2,553,186
Twin Disc, Inc.^	6,780	487,550

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Watts Water Technologies, Inc., Class A^	300	$11,241

		77,530,349

Marine (0.4%)
American Commercial Lines, Inc.*^	182,900	4,764,545
B&H Ocean Carriers Ltd.*	1,100	19,580
International Shipholding Corp.*	4,350	87,609

		4,871,734

Road & Rail (0.5%)
Avis Budget Group, Inc.*	155,900	4,432,237
Ryder System, Inc.	28,500	1,533,300
Saia, Inc.*	2,822	76,928
Werner Enterprises, Inc.^	29,268	589,750

		6,632,215

Trading Companies & Distributors (0.7%)
Applied Industrial Technologies, Inc.^	82,245	2,426,228
Industrial Distribution Group, Inc.*^	11,700	132,093
Kaman Corp.^	2,859	89,172
Rush Enterprises, Inc., Class A*^	19,298	419,153
Rush Enterprises, Inc., Class B*	7,900	165,426
UAP Holding Corp.^	165,400	4,985,156
Willis Lease Finance Corp.*	9,270	107,717

		8,324,945

Total Industrials		221,449,816

Information Technology (17.3%)
Communications Equipment (1.5%)
ADC Telecommunications, Inc.*	402,000	7,368,660
Black Box Corp.^	1,871	77,422
Channell Commercial Corp.*	300	1,311
CommScope, Inc.*	2,800	163,380
Communications Systems, Inc.^	13,200	146,652
Comverse Technology, Inc.*	225,977	4,711,620
Digi International, Inc.*^	13,659	201,334
EMS Technologies, Inc.*^	15,750	347,445
Globecomm Systems, Inc.*^	1,560	22,807
JDS Uniphase Corp.*^	318,400	4,276,112
Loral Space & Communications, Inc.*^	4,404	217,029
Oplink Communications, Inc.*^	30,230	453,450
PC-Tel, Inc.*^	18,300	160,125
Symmetricom, Inc.*^	8,270	69,468
Tollgrade Communications, Inc.*	15,100	159,305

		18,376,120

Computers & Peripherals (2.2%)
Astro-Med, Inc.	2,650	26,315
Diebold, Inc.	204,377	10,668,479
Imation Corp.	11,250	414,675
Komag, Inc.*^	2,300	73,347
NCR Corp.*	52,800	2,774,112
Printronix, Inc.	400	5,200
QLogic Corp.*	227,700	3,791,205
Sun Microsystems, Inc.*	1,583,000	8,326,580

		26,079,913

Electronic Equipment & Instruments (3.8%)
Agilysis, Inc.^	960	21,600
Arrow Electronics, Inc.*	303,191	11,651,630
Avnet, Inc.*	113,190	4,486,852
AVX Corp.^	69,000	1,155,060
Bonso Electronic International, Inc.	4,222	14,946
Coherent, Inc.*^	1,486	45,338
CTS Corp.^	45,000	569,700
FARO Technologies, Inc.*	9,485	302,192
Flextronics International Ltd.*	463,900	5,010,120
Gerber Scientific, Inc.*^	200	2,324
Insight Enterprises, Inc.*	21,494	485,120
Mesa Laboratories, Inc.^	600	13,800
NU Horizons Electronics Corp.*^	268	3,567
O.I. Corp.	4,500	61,650
Spectrum Control, Inc.*^	17,470	294,894
Technitrol, Inc.	7,240	207,571
Tektronix, Inc.	272,068	9,179,574
TESSCO Technologies, Inc.*	6,225	120,889
Vicon Industries, Inc.*	4,060	41,493
Vishay Intertechnology, Inc.*	717,350	11,348,477
Zones, Inc.*^	15,000	135,000
Zygo Corp.*^	11,342	162,077

		45,313,874

Internet Software & Services (0.2%)
Omniture, Inc.*^	2,566	58,813
SAVVIS, Inc.*^	32,715	1,619,720
United Online, Inc.	44,811	738,933

		2,417,466

IT Services (1.7%)
BearingPoint, Inc.*^	503,700	3,682,047
CACI International, Inc., Class A*^	140,500	6,863,425
Cass Information Systems, Inc.^	1,237	44,854
CheckFree Corp.*^	94,000	3,778,800
Ciber, Inc.*	25,140	205,645
Computer Task Group, Inc.*^	10,991	49,130
CSP, Inc.*^	30	268
Edgewater Technology, Inc.*^	8,800	69,344
MPS Group, Inc.*	186,680	2,495,912
Perot Systems Corp., Class A*^	87,734	1,494,987
TechTeam Global, Inc.*	9,194	109,960
Unisys Corp.*	113,800	1,040,132

		19,834,504

Semiconductors & Semiconductor Equipment (6.8%)
AMIS Holdings, Inc.*^	5,640	70,613
Analog Devices, Inc.	256,500	9,654,660
ASML Holding N.V. (N.Y. Shares)*^	191,700	5,262,165
Aviza Technology, Inc.*	4,210	24,713
Axcelis Technologies, Inc.*	11,186	72,597
Cirrus Logic, Inc.*^	61,313	508,898
Exar Corp.*	38,079	510,259
Fairchild Semiconductor International, Inc.*	270,300	5,222,196
FEI Co.*^	28,200	915,372
International Rectifier Corp.*	157,085	5,852,987
InTEST Corp.*	1,230	5,695
KLA-Tencor Corp.	106,400	5,846,680
LSI Corp.*	692,600	5,201,426
Maxim Integrated Products, Inc.	216,700	7,239,947
Micron Technology, Inc.*	460,000	5,763,800
MKS Instruments, Inc.*	50,100	1,387,770
Novellus Systems, Inc.*^	11,747	333,262
ON Semiconductor Corp.*	7,653	82,040
Pericom Semiconductor Corp.*	27,166	303,173
Rudolph Technologies, Inc.*^	34,150	567,231
Semitool, Inc.*^	13,752	132,157
SRS Labs, Inc.*^	100	975
Standard Microsystems Corp.*^	21,971	754,484
Teradyne, Inc.*	449,800	7,907,484
TriQuint Semiconductor, Inc.*	1,768	8,946
Varian Semiconductor Equipment Associates, Inc.*^	288,171	11,544,130
Verigy Ltd.*	217,415	6,220,243

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
White Electronic Designs Corp.*	2,249	$13,044

		81,406,947

Software (1.1%)
American Software, Inc., Class A	9,630	99,189
BMC Software, Inc.*	147,640	4,473,492
Captaris, Inc.*^	7,050	36,096
ePlus, Inc.*^	7,775	75,651
JDA Software Group, Inc.*	8,890	174,511
Lawson Software, Inc.*^	16,300	161,207
McAfee, Inc.*	94,500	3,326,400
Mentor Graphics Corp.*^	350	4,609
Netmanage, Inc.*	1,158	5,327
NetScout Systems, Inc.*	670	5,809
SPSS, Inc.*^	15,647	690,659
SumTotal Systems, Inc.*^	25,000	196,250
Sybase, Inc.*	106,525	2,544,882
Synopsys, Inc.*	12,343	326,225
Taleo Corp., Class A*^	10,210	230,031
THQ, Inc.*	6,282	191,727

		12,542,065

Total Information Technology		205,970,889

Materials (6.8%)
Chemicals (5.1%)
Arch Chemicals, Inc.^	23,735	834,048
Celanese Corp., Class A	193,870	7,518,279
CF Industries Holdings, Inc.	82,999	4,970,810
Chemtura Corp.	449,900	4,998,389
Cytec Industries, Inc.	231,430	14,758,291
FMC Corp.	108,800	9,725,632
Innospec, Inc.^	17,621	1,043,339
International Flavors & Fragrances, Inc.	142,900	7,450,806
Landec Corp.*^	2,410	32,294
LSB Industries, Inc.*^	14,590	311,934
Material Sciences Corp.*	18,600	219,294
Nalco Holding Co.	1,330	36,508
OM Group, Inc.*	21,090	1,116,083
Penford Corp.^	5,414	147,748
Rockwood Holdings, Inc.*	49,361	1,804,145
Schulman (A.), Inc.^	41,676	1,013,977
Scotts Miracle-Gro Co., Class A^	9,379	402,734
Sensient Technologies Corp.^	57,220	1,452,816
Stepan Co.^	8,579	259,772
Terra Industries, Inc.*^	74,880	1,903,450
Valhi, Inc.	450	7,335

		60,007,684

Construction Materials (0.0%)
United States Lime & Minerals, Inc.*	150	5,517

Containers & Packaging (0.8%)
AEP Industries, Inc.*^	7,075	318,446
Bemis Co., Inc.	3,110	103,190
Chesapeake Corp.	22,985	288,921
Owens-Illinois, Inc.*	171,710	6,009,850
Packaging Corp. of America	56,808	1,437,811
Rock-Tenn Co., Class A	50,900	1,614,548

		9,772,766

Metals & Mining (0.9%)
Carpenter Technology Corp.	10,800	1,407,348
Chaparral Steel Co.	14,321	1,029,250
Cleveland-Cliffs, Inc.^	46,140	3,583,694
Commercial Metals Co.	41,502	1,401,522
Friedman Industries, Inc.	4,340	41,881
Metal Management, Inc.	13,000	572,910
Northwest Pipe Co.*^	7,380	262,506
Reliance Steel & Aluminum Co.^	10,500	590,730
Rock of Ages Corp.*	1,020	5,100
Schnitzer Steel Industries, Inc.^	15,756	755,343
Steel Dynamics, Inc.	21,470	899,808
Synalloy Corp.^	2,124	74,128

		10,624,220

Paper & Forest Products (0.0%)
Schweitzer-Mauduit International, Inc.^	10,420	323,020
Wausau Paper Corp.	600	8,040

		331,060

Total Materials		80,741,247

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.0%)
Atlantic Tele-Network, Inc.	4,250	121,720
CenturyTel, Inc.	94,280	4,624,434
D&E Communications, Inc.^	16,780	307,745
Embarq Corp.	76,700	4,860,479
Gilat Satellite Networks Ltd.*	40,330	388,378
Golden Telecom, Inc.^	23,581	1,297,191
HickoryTech Corp.^	1,046	9,518
Hungarian Telephone & Cable*^	280	5,603
Premiere Global Services, Inc.*^	14,840	193,217

		11,808,285

Wireless Telecommunication Services (0.2%)
NII Holdings, Inc.*	3,335	269,268
Rural Cellular Corp., Class A*	16,300	714,103
USA Mobility, Inc.*^	40,293	1,078,241

		2,061,612

Total Telecommunication Services		13,869,897

Utilities (5.4%)
Electric Utilities (2.4%)
Allete, Inc.^	4,580	215,489
Central Vermont Public Service Corp.^	830	31,274
Cleco Corp.^	35,350	866,075
El Paso Electric Co.*	1,360	33,402
Empire District Electric Co.^	2,910	65,097
Maine & Maritimes Corp.*	650	17,452
Northeast Utilities	314,005	8,905,182
Pepco Holdings, Inc.^	181,100	5,107,020
Portland General Electric Co.	38,127	1,046,205
PPL Corp.	164,500	7,696,955
Unisource Energy Corp.	50,150	1,649,433
Unitil Corp.	100	2,720
Westar Energy, Inc.	114,300	2,775,204

		28,411,508

Gas Utilities (1.4%)
AGL Resources, Inc.	31,000	1,254,880
Chesapeake Utilities Corp.^	2,920	100,039
Delta Natural Gas Co., Inc.	100	2,585
New Jersey Resources Corp.^	42,293	2,157,789
Nicor, Inc.^	57,800	2,480,776
Northwest Natural Gas Co.	41,810	1,931,204
South Jersey Industries, Inc.^	9,390	332,218
Southern Union Co.	50,963	1,660,884
UGI Corp.	191,990	5,237,487
WGL Holdings, Inc.	36,210	1,181,895

		16,339,757

Multi-Utilities (1.6%)
Alliant Energy Corp.^	123,960	4,815,846
Black Hills Corp.^	10,100	401,475
CH Energy Group, Inc.^	14,160	636,775
Florida Public Utilities Co.	100	1,230
MDU Resources Group, Inc.	147,150	4,126,086
Puget Energy, Inc.	155,613	3,762,723

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Wisconsin Energy Corp.	123,900	$5,480,097

		19,224,232

Water Utilities (0.0%)
American States Water Co.^	2,430	86,435
Artesian Resources Corp., Class A	667	12,806
Middlesex Water Co.^	8,713	167,377
SJW Corp.^	13,020	433,566

		700,184

Total Utilities		64,675,681

Total Common Stocks (98.1%)
(Cost $961,103,525)		1,170,363,780

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (27.3%)
Abbey National plc/London
5.43%, 7/2/07	$9,847,932	$9,847,932
Accredited Mortgage Loan Trust,
Series 06-2 A1
5.39%, 6/27/08 (l)	494,031	494,031
Aquinas Funding LLC
5.34%, 8/2/07	2,975,063	2,975,063
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	3,974,947	3,974,947
Barclays Capital, Repurchase Agreement
5.42%, 7/2/07 (r)	63,009,531	63,009,531
Barclays plc/London
5.43%, 7/2/07	12,587,333	12,587,333
Bavaria TRR Corp.
5.35%, 7/25/07	13,190,974	13,190,974
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	2,914,961	2,914,961
Belmont Funding LLC
5.31%, 7/19/07	9,807,189	9,807,189
Beta Finance, Inc.
5.37%, 1/31/08 (l)	529,993	529,993
5.37%, 3/10/08 (l)	1,324,793	1,324,793
Cantabric Financing LLC
5.34%, 9/25/07	9,804,989	9,804,989
Cedar Springs Capital Co. LLC
5.33%, 7/19/07	7,845,354	7,845,354
5.32%, 7/23/07	3,924,496	3,924,496
CIT Group Holdings, Inc.
5.37%, 6/18/08 (l)	6,359,916	6,359,916
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	3,312,456	3,312,456
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	3,102,844	3,102,844
Comerica Bank
5.35%, 3/16/09 (l)	1,324,843	1,324,843
Concord Minutemen C.C. LLC,
Series B
5.33%, 7/12/07	5,962,373	5,962,373
Series C
5.32%, 7/3/07	6,597,603	6,597,603
Crown Point Capital Co. LLC
5.31%, 7/25/07	5,883,446	5,883,446
DekaBank Deutsche Girozentrale
5.37%, 7/29/08 (l)	3,444,954	3,444,954
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	397,495	397,495
5.34%, 10/18/07 (l)	7,949,895	7,949,895
Deutsche Bank AG/New York
5.47%, 1/22/08 (l)	1,324,982	1,324,982
Fenway Funding LLC
5.35%, 8/9/07	5,882,918	5,882,918
Fifth Third Bancorp
5.32%, 7/29/08 (l)	397,491	397,491
First Tennessee Bank
5.34%, 7/29/08 (l)	11,923,730	11,923,730
General Electric Capital Corp.
5.40%, 3/12/10 (l)	529,993	529,993
Glitnir Banki hf
5.44%, 12/28/07 (l)	6,624,912	6,624,912
Goldman Sachs Group, Inc.
5.38%, 6/27/08 (l)	1,457,481	1,457,481
5.41%, 3/27/09 (l)	3,709,951	3,709,951
5.50%, 7/29/08 (l)	2,649,965	2,649,965
Gotham Funding Corp.
5.37%, 7/3/07	5,955,319	5,955,319
Hartford Life, Inc.
5.45%, 6/27/08 (l)	1,059,986	1,059,986
HBOS Treasury Services plc
5.47%, 7/2/07	7,992,957	7,992,957
ING Bank N.V./Amsterdam
5.43%, 7/2/07	14,574,808	14,574,808
K2(USA)LLC
5.37%, 5/29/09 (l)	5,297,015	5,297,015
5.37%, 6/18/09 (l)	6,620,937	6,620,937
Kommunalkredit Austria AG
5.32%, 7/29/08 (l)	7,949,552	7,949,552
Lehman Brothers, Inc.
5.50%, 9/28/07	463,744	463,744
Links Finance LLC
5.37%, 6/25/09 (l)	1,986,480	1,986,480
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	3,312,456	3,312,456
Monumental Global Funding II
5.36%, 4/25/08 (l)	1,589,979	1,589,979
5.43%, 6/28/10 (l)	6,227,418	6,227,418
Morgan Stanley
5.53%, 5/7/09 (l)	6,624,912	6,624,912
Morgan Stanley ABS Capital I,
Series 07-NC2 A2A
5.43%, 5/1/09 (l)	1,231,598	1,231,598
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	3,974,947	3,974,947
5.37%, 1/28/08 (l)	3,974,947	3,974,947
New York Life Insurance Co.
5.41%, 9/28/07 (l)	4,504,940	4,504,940
Park Granada LLC
5.32%, 7/6/07	3,937,125	3,937,125
Pricoa Global Funding I
5.40%, 6/25/10 (l)	3,973,755	3,973,755
Rhein-Main Securitisaton Ltd.
5.35%, 7/16/07	5,019,169	5,019,169
Saxon Asset Securities Trust,
Series 07-2 A2A
5.42%, 4/30/09	636,745	636,745
Solitaire Funding LLC
5.34%, 9/26/07	3,267,845	3,267,845
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	397,495	397,495
Wachovia Bank N.A.
5.37%, 10/2/08 (l)	1,324,982	1,324,982
Washington Mutual Asset-Backed Certificates,
Series 07-HE2 2A1
5.43%, 4/10/09 (l)	1,880,802	1,880,802

Total Short-Term Investments of Cash Collateral for Securities Loaned		324,848,747

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note1)
Time Deposit (1.9%)
JPMorgan Chase Nassau
4.76%, 7/2/07	$22,882,091	$22,882,091

Total Short-Term Investments (29.2%)
(Amortized Cost 347,730,838)		347,730,838

Total Investments (127.3%)
(Cost/Amortized Cost 1,308,834,363)		1,518,094,618
Other Assets Less Liabilities (-27.3%)		(325,119,913)

Net Assets (100%)		$1,192,974,705

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $1,801,587 or 0.15% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $2,333,848 or 0.20% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$362,532,416
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$268,950,906

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,129,312
Aggregate gross unrealized depreciation	(14,728,348)

Net unrealized appreciation	$203,400,964

Federal income tax cost of investments	$1,314,693,654

At June 30, 2007, the Portfolio had loaned securities with a total value of $318,164,244. This was secured by collateral of $324,848,747 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $408 as brokerage commissions with Cowen and Co. LLC, $48 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $1,285 as brokerage commissions with Williams Capital Group, affiliated broker/dealers.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.4%)
Auto Components (6.7%)
Delphi Corp.*	1,648,083	$3,908,099
Exide Technologies*^	109,500	1,018,350
Fuel Systems Solutions, Inc.*^	202,710	3,360,932
Sauer-Danfoss, Inc.^	124,065	3,692,174
Spartan Motors, Inc.^	421,865	7,180,134
Standard Motor Products, Inc.	54,800	823,644

		19,983,333

Automobiles (0.3%)
Brilliance China Automotive Holdings Ltd. (ADR)*^	32,100	796,080

Distributors (0.3%)
DXP Enterprises, Inc.*^	21,100	902,025

Diversified Consumer Services (2.1%)
Capella Education Co.*	1,872	86,168
Corinthian Colleges, Inc.*^	7,100	115,659
CPI Corp.	83,538	5,805,891
Strayer Education, Inc.^	1,311	172,672

		6,180,390

Hotels, Restaurants & Leisure (0.4%)
BJ’s Restaurants, Inc.*^	5,150	101,661
California Pizza Kitchen, Inc.*^	3,900	83,772
Gaylord Entertainment Co.*^	870	46,667
Great Wolf Resorts, Inc.*^	14,280	203,490
Pinnacle Entertainment, Inc.*	4,300	121,045
Red Lion Hotels Corp.*	7,740	99,459
Red Robin Gourmet Burgers, Inc.*^	3,615	145,938
Ruth’s Chris Steak House*^	1,959	33,283
Sonic Corp.*^	4,200	92,904
Town Sports International Holdings, Inc.*	6,060	117,079
Vail Resorts, Inc.*^	2,265	137,871

		1,183,169

Household Durables (0.9%)
Kimball International, Inc., Class B^	152,337	2,134,241
Universal Electronics, Inc.*	15,220	552,791

		2,687,032

Internet & Catalog Retail (2.5%)
GSI Commerce, Inc.*^	12,930	293,640
Priceline.com, Inc.*^	6,530	448,872
Shutterfly, Inc.*^	9,903	213,410
Systemax, Inc.^	303,202	6,309,634
U.S. Auto Parts Network, Inc.*	10,665	100,891

		7,366,447

Leisure Equipment & Products (0.0%)
Pool Corp.^	2,910	113,577

Media (1.8%)
Entravision Communications Corp., Class A*	16,740	174,598
Lodgenet Entertainment Corp.*^	165,999	5,321,928

		5,496,526

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.^	16,500	660,990

Specialty Retail (4.8%)
Blockbuster, Inc., Class A*^	138,000	594,780
Books-A-Million, Inc.	174,291	2,952,490
Brown Shoe Co., Inc.	117,927	2,867,985
Build-A-Bear Workshop, Inc.*	12,045	314,856
Casual Male Retail Group, Inc.*^	263,043	2,656,734
Childrens Place Retail Stores, Inc.*	1,730	89,337
Coldwater Creek, Inc.*^	3,800	88,274
DSW, Inc., Class A*^	22,200	773,004
Genesco, Inc.*^	8,155	426,588
Jo-Ann Stores, Inc.*^	35,400	1,006,422
Mothers Work, Inc.*	77,109	2,411,198
Zumiez, Inc.*^	1,260	47,603

		14,229,271

Textiles, Apparel & Luxury Goods (2.4%)
Carter’s, Inc.*^	8,340	216,340
Fossil, Inc.*	35,000	1,032,150
G-lII Apparel Group Ltd.*^	4,650	73,423
Maidenform Brands, Inc.*	41,500	824,190
Skechers U.S.A., Inc., Class A*	152,381	4,449,525
Volcom, Inc.*^	10,720	537,394

		7,133,022

Total Consumer Discretionary		66,731,862

Consumer Staples (3.2%)
Beverages (0.3%)
National Beverage Corp.*^	68,180	784,752

Food & Staples Retailing (2.1%)
Ingles Markets, Inc., Class A	147,428	5,078,895
Spartan Stores, Inc.^	37,700	1,240,707

		6,319,602

Food Products (0.7%)
Cal-Maine Foods, Inc.	74,900	1,226,862
Ralcorp Holdings, Inc.*^	15,100	807,095

		2,033,957

Personal Products (0.1%)
Chattem, Inc.*^	1,100	69,718
Physicians Formula Holdings, Inc.*^	10,610	166,842

		236,560

Total Consumer Staples		9,374,871

Energy (8.0%)
Energy Equipment & Services (2.6%)
Core Laboratories N.V.*^	1,630	165,755
Lufkin Industries, Inc.	3,290	212,369
Matrix Service Co.*	276,159	6,862,551
Tetra Technologies, Inc.*	17,190	484,758
Unit Corp.*	835	52,530

		7,777,963

Oil, Gas & Consumable Fuels (5.4%)
Alon USA Energy, Inc.	25,000	1,100,250
Calumet Specialty Products Partners LP^	19,600	952,560
Copano Energy LLC^	142,482	6,079,707
Edge Petroleum Corp.*^	4,385	61,434
Goodrich Petroleum Corp.*^	8,365	289,680
Markwest Hydrocarbon, Inc.^	108,389	6,224,780
PetroHawk Energy Corp.* . . . . . .	9,680	153,525
Ultrapar Particpacoes S.A. (ADR)^	35,900	1,191,880
VENOCO, Inc.*	6,030	112,580

		16,166,396

Total Energy		23,944,359

Financials (2.5%)
Capital Markets (1.5%)
Cowen Group, Inc.*	9,655	172,921
Evercore Partners, Inc., Class A^	3,200	95,264
Greenhill & Co., Inc.^	3,720	255,601
HFF, Inc., Class A*	8,054	124,918
Investment Technology Group, Inc.*	5,220	226,183
SWS Group, Inc.^	164,817	3,563,343

		4,438,230

Commercial Banks (0.1%)
Boston Private Financial Holdings, Inc.^	3,795	101,972
Western Alliance Bancorp*^	3,160	94,326

		196,298

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.2%)
Cash America International, Inc.	9,060	$359,229
Dollar Financial Corp.*	3,600	102,600

		461,829

Diversified Financial Services (0.0%)
Portfolio Recovery Associates, Inc.^	1,500	90,030

Insurance (0.7%)
American Safety Insurance Holdings Ltd.*	3,560	84,835
Amerisafe, Inc.*	49,100	963,833
First Mercury Financial Corp.*^	12,115	254,051
Navigators Group, Inc.*^	1,650	88,935
ProCentury Corp.	41,600	697,216
Tower Group, Inc.	2,950	94,105

		2,182,975

Total Financials		7,369,362

Health Care (3.0%)
Biotechnology (0.1%)
Applera Corp.- Celera Group*	4,800	59,520
Cubist Pharmaceuticals, Inc.*	5,480	108,011
Myriad Genetics, Inc.*^	4,370	162,520
Senomyx, Inc.*^	6,100	82,350

		412,401

Health Care Equipment & Supplies (0.8%)
American Medical Systems Holdings, Inc.*^	14,210	256,348
Arrow International, Inc.	8,605	329,399
Cutera, Inc.*^	9,295	231,631
DJO, Inc.*^	4,010	165,493
Inverness Medical Innovations, Inc.*	4,000	204,080
Kyphon, Inc.*^	7,020	338,013
Northstar Neuroscience, Inc.*^	7,350	85,481
Respironics, Inc.*	1,340	57,071
SenoRx, Inc.*	8,142	83,537
SonoSite, Inc.*	3,000	94,290
Spectranetics Corp.*^	10,590	121,997
Stereotaxis, Inc.*^	7,379	96,370
Symmetry Medical, Inc.*	8,240	131,922
Thoratec Corp.*^	9,445	173,694

		2,369,326

Health Care Providers & Services (1.6%)
American Dental Partners, Inc.*	47,000	1,220,590
Animal Health International, Inc.*	6,055	87,737
Apria Healthcare Group, Inc.*	29,400	845,838
Centene Corp.*	9,410	201,562
Emergency Medical Services Corp., Class A*^	34,700	1,357,811
inVentiv Health, Inc.*	9,329	341,535
Matria Healthcare, Inc.*^	6,735	203,936
MWI Veterinary Supply, Inc.*	3,170	126,451
PSS World Medical, Inc.*	8,950	163,069
Psychiatric Solutions, Inc.*^	2,900	105,154

		4,653,683

Health Care Technology (0.2%)
Eclipsys Corp.*^	17,795	352,341
TriZetto Group, Inc.*^	8,910	172,498
Vital Images, Inc.*^	4,265	115,837

		640,676

Life Sciences Tools & Services (0.1%)
Exelixis, Inc.*	10,110	122,331
ICON plc (ADR)*	3,210	140,405
Varian, Inc.*	1,400	76,762

		339,498

Pharmaceuticals (0.2%)
Medicines Co.*	7,049	124,204
MGI Pharma, Inc.*^	7,000	156,590
Sciele Pharma, Inc.*^	8,263	194,676

		475,470

Total Health Care		8,891,054

Industrials (27.5%)
Airlines (0.3%)
Airtran Holdings, Inc.*^	6,690	73,055
Republic Airways Holdings, Inc.*^	43,400	883,190

		956,245

Building Products (1.4%)
Ameron International Corp.^	47,367	4,272,030

Commercial Services & Supplies (10.5%)
ABM Industries, Inc.^	35,100	905,931
Advisory Board Co.*^	3,580	198,905
American Reprographics Co.*^	3,400	104,686
Cenveo, Inc.*^	39,500	916,005
Corrections Corp. of America*	2,905	183,334
First Consulting Group, Inc.*	311,451	2,958,784
FTI Consulting, Inc.*^	11,670	443,810
GEO Group, Inc.*^	230,310	6,702,021
Huron Consulting Group, Inc.*^	680	49,647
ICT Group, Inc.*^	103,674	1,939,740
IHS, Inc., Class A*^	2,070	95,220
Innerworkings, Inc.*^	9,780	156,676
Interface, Inc., Class A	5,000	94,300
M&F Worldwide Corp.*^	22,100	1,471,418
On Assignment, Inc.*	24,040	257,709
Resources Connection, Inc.*	13,320	441,958
RSC Holdings, Inc.*	4,900	98,000
School Specialty, Inc.*	6,325	224,158
Taleo Corp., Class A*	7,153	161,157
TeleTech Holdings, Inc.*^	164,607	5,346,435
Waste Connections, Inc.*	9,690	293,026
Waste Industries USA, Inc.	123,114	4,203,112
Watson Wyatt Worldwide, Inc., Class A	79,260	4,001,045

		31,247,077

Construction & Engineering (3.7%)
EMCOR Group, Inc.*	59,841	4,362,409
InfraSource Services, Inc.*	177,185	6,573,563

		10,935,972

Electrical Equipment (4.4%)
AZZ, Inc.*	180,900	6,087,285
Belden, Inc.	91,161	5,045,761
Evergreen Solar, Inc.*^	7,650	71,145
General Cable Corp.*	1,965	148,849
GrafTech International Ltd.*	100,400	1,690,736
Polypore International, Inc.*	3,300	57,981

		13,101,757

Industrial Conglomerates (2.6%)
Sequa Corp., Class A*^	33,156	3,713,472
Tredegar Corp.^	185,547	3,952,151

		7,665,623

Machinery (2.5%)
Actuant Corp., Class A^	7,425	468,221
Barnes Group, Inc.^	2,230	70,646
Bucyrus International, Inc., Class A^	5,880	416,186
Gardner Denver, Inc.*	9,290	395,290
Kaydon Corp.^	8,785	457,874
Lydall, Inc.*	63,600	929,196
Titan International, Inc.	12,980	410,298
Valmont Industries, Inc.^	61,746	4,492,639

		7,640,350

Marine (1.9%)
Horizon Lines, Inc., Class A	169,835	5,563,794

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.2%)
Houston Wire & Cable Co.*^	8,150	$231,542
Interline Brands, Inc.*	8,130	212,030
Williams Scotsman International, Inc.*^	6,270	149,289

		592,861

Total Industrials		81,975,709

Information Technology (16.0%)
Communications Equipment (3.0%)
BigBand Networks, Inc.*	12,400	162,564
EMS Technologies, Inc.*	7,135	157,398
Ixia*^	38,905	360,260
Loral Space & Communications, Inc.*	18,800	926,464
MRV Communications, Inc.*^	1,042,566	3,388,340
Orbcomm, Inc.*^	6,347	104,154
Qiao Xing Universal Telephone, Inc.*^	301,618	3,731,015
Sirenza Microdevices, Inc.*^	11,745	139,413

		8,969,608

Computers & Peripherals (1.1%)
Avid Technology, Inc.*^	6,830	241,440
Cray, Inc.*^	71,300	544,019
STEC, Inc.*^	395,451	2,542,750

		3,328,209

Electronic Equipment & Instruments (2.0%)
Agilysys, Inc.	43,000	967,500
Coherent, Inc.*	12,400	378,324
Daktronics, Inc.^	2,595	55,741
Dolby Laboratories, Inc., Class A*	1,815	64,269
OYO Geospace Corp.*^	7,070	524,523
PC Connection, Inc.*^	294,957	3,905,231
Universal Display Corp.*^	7,410	116,411

		6,011,999

Internet Software & Services (2.7%)
Bankrate, Inc.*^	4,088	195,897
CMGI, Inc.*^	387,600	755,820
CNET Networks, Inc.*^	44,395	363,595
DealerTrack Holdings, Inc.*	6,180	227,671
Digital River, Inc.*	1,800	81,450
iBasis, Inc.*^	88,000	884,400
Imergent, Inc.^	164,811	4,031,277
Internet Capital Group, Inc.*^	12,250	151,900
Knot, Inc.*^	5,100	102,969
Marchex, Inc., Class B	13,449	219,488
SkillSoft plc (ADR)*	39,727	369,064
Switch & Data Facilities Co., Inc.*	8,620	165,418
VistaPrint Ltd.*^	10,209	390,494

		7,939,443

IT Services (1.6%)
EnerNOC, Inc.*	2,240	85,411
Forrester Research, Inc.*	4,600	129,398
Global Cash Access Holdings, Inc.*	44,050	705,681
Ness Technologies, Inc.*^	224,118	2,915,775
SI International, Inc.*	6,990	230,810
SYKES Enterprises, Inc.*	11,000	208,890
Wright Express Corp.*	7,713	264,325

		4,540,290

Semiconductors & Semiconductor Equipment (5.2%)
Advanced Energy Industries, Inc.*	5,040	114,206
Amkor Technology, Inc.*^	349,080	5,498,010
ASM International N.V.*^	169,689	4,542,574
Eagle Test Systems, Inc.*^	6,765	108,646
Microsemi Corp.*^	15,060	360,687
PMC-Sierra, Inc.*^	17,100	132,183
Power Integrations, Inc.*^	3,070	80,434
Silicon Laboratories, Inc.*	5,180	179,280
Trident Microsystems, Inc.*	6,605	121,202
Ultra Clean Holdings, Inc.*^	311,085	4,348,968

		15,486,190

Software (0.4%)
Ansys, Inc.*	12,360	327,540
Double-Take Software, Inc.*	4,800	78,768
Epicor Software Corp.*^	8,900	132,343
FactSet Research Systems, Inc.	1,170	79,970
Lawson Software, Inc.*^	16,500	163,185
Secure Computing Corp.*^	16,790	127,436
The9 Ltd. (ADR)*^	4,795	221,817
Transaction Systems Architects, Inc.*^	3,190	107,375

		1,238,434

Total Information Technology		47,514,173

Materials (15.3%)
Chemicals (6.1%)
H.B. Fuller Co.	139,074	4,156,922
Innospec, Inc.	15,600	923,676
LSB Industries, Inc.*^	65,600	1,402,528
OM Group, Inc.*	81,291	4,301,920
Quaker Chemical Corp.^	6,370	150,332
Sensient Technologies Corp.	36,300	921,657
Terra Industries, Inc.*^	25,880	657,869
W.R. Grace & Co.*^	232,209	5,686,798
Zoltek Cos., Inc.*	1,985	82,437

		18,284,139

Construction Materials (0.1%)
Texas Industries, Inc.^	2,830	221,900

Containers & Packaging (2.9%)
AEP Industries, Inc.*	68,439	3,080,439
Rock-Tenn Co., Class A	171,016	5,424,628

		8,505,067

Metals & Mining (6.2%)
AK Steel Holding Corp.*	226,629	8,469,126
Brush Engineered Materials, Inc.*^	120,935	5,078,061
Claymont Steel Holdings, Inc.*^	6,985	149,409
Metal Management, Inc.	20,800	916,656
Northwest Pipe Co.*	3,490	124,139
Universal Stainless & Alloy Products, Inc.*^	107,934	3,802,515

		18,539,906

Total Materials		45,551,012

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
Cbeyond, Inc.*^	3,670	141,332
Cogent Communications Group, Inc.*	4,300	128,441
NeuStar, Inc., Class A*^	10,010	289,990

		559,763

Wireless Telecommunication Services (0.0%)
Dobson Communications Corp., Class A*	12,510	138,986

Total Telecommunication Services		698,749

Total Common Stocks (98.1%) (Cost $244,447,613)		292,051,151

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (32.3%)
Abbey National plc/London
5.43%, 7/2/07	$2,918,956	2,918,956

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Accredited Mortgage Loan Trust,
Series 06-2 A1
5.36%, 6/27/08 (l)	$146,432	$146,432
Aquinas Funding LLC
5.34%, 8/2/07	881,818	881,818
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	1,178,186	1,178,186
Barclays Capital, Repurchase Agreement
5.42%, 7/2/07 (r)	18,676,211	18,676,211
Barclays plc/London
5.43%, 7/2/07	3,730,922	3,730,922
Bavaria TRR Corp.
5.35%, 7/25/07	3,909,843	3,909,843
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	864,004	864,004
Belmont Funding LLC
5.31%, 7/19/07	2,906,880	2,906,880
Beta Finance, Inc.
5.37%, 1/31/08 (l)	157,092	157,092
5.37%, 3/10/08 (l)	392,673	392,673
Cantabric Financing LLC
5.34%, 9/25/07	2,906,228	2,906,228
Cedar Springs Capital Co. LLC
5.32%, 7/23/07	1,163,232	1,163,232
5.33%, 7/19/07	2,325,386	2,325,386
CIT Group Holdings, Inc.
5.37%, 6/18/08 (l)	1,885,098	1,885,098
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	981,822	981,822
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	919,692	919,692
Comerica Bank
5.35%, 3/16/09 (l)	392,687	392,687
Concord Minutemen C.C. LLC,
Series B
5.33%, 7/12/07	1,767,265	1,767,265
Series C
5.32%, 7/3/07	1,955,549	1,955,549
Crown Point Capital Co. LLC
5.31%, 7/25/07	1,743,871	1,743,871
DekaBank Deutsche Girozentrale
5.38%, 7/29/08 (l)	1,021,095	1,021,095
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	117,819	117,819
5.34%, 10/18/07 (l)	2,356,373	2,356,373
Deutsche Bank AG/New York
5.47%, 1/22/08 (l)	392,729	392,729
Fenway Funding LLC
5.35%, 8/9/07	1,743,714	1,743,714
Fifth Third Bancorp
5.32%, 7/29/08	117,818	117,818
First Tennessee Bank
5.34%, 7/29/08 (l)	3,534,229	3,534,229
General Electric Capital Corp.
5.40%, 3/12/10 (l)	157,092	157,092
Glitnir Banki hf
5.44%, 12/28/07 (l)	1,963,644	1,963,644
Goldman Sachs Group, Inc.
5.38%, 6/27/08 (l)	432,002	432,002
5.41%, 3/27/09 (l)	1,099,641	1,099,641
5.50%, 7/29/08 (l)	785,458	785,458
Gotham Funding Corp.
5.37%, 7/3/07	1,765,174	1,765,174
Hartford Life, Inc.
5.45%, 6/27/08 (l)	314,183	314,183
HBOS Treasury Services plc
5.47%, 7/2/07	2,369,136	2,369,136
ING Bank N.V./Amsterdam
5.43%, 7/2/07	4,320,015	4,320,015
K2 (USA) LLC
5.37%, 5/29/09 (l)	1,570,051	1,570,051
5.37%, 6/18/09 (l)	1,962,466	1,962,466
Kommunalkredit Austria AG
5.32%, 7/29/08 (l)	2,356,271	2,356,271
Lehman Brothers, Inc.
5.50%, 9/28/07 (l)	137,455	137,455
Links Finance LLC
5.37%, 6/25/09 (l)	588,799	588,799
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	981,822	981,822
Monumental Global Funding II
5.36%, 4/25/08 (l)	471,275	471,275
5.43%, 6/28/10 (l)	1,845,825	1,845,825
Morgan Stanley
5.53%, 5/7/09 (l)	1,963,644	1,963,644
Morgan Stanley ABS Capital I,
Series 07-NC2 A2A
5.43%, 5/1/09 (l)	365,049	365,049
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	981,822	981,822
5.34%, 8/7/07 (l)	196,364	196,364
5.37%, 1/28/08 (l)	1,178,186	1,178,186
New York Life Insurance Co.
5.41%, 9/28/07 (l)	1,335,278	1,335,278
Park Granada LLC
5.32%, 7/6/07	1,166,975	1,166,975
Pricoa Global Funding I
5.40%, 6/25/10 (l)	1,177,833	1,177,833
Rhein-Main Securitisation Ltd.
5.35%, 7/16/07	1,487,697	1,487,697
Saxon Asset Securities Trust,
Series 07-2 A2A
5.42%, 4/30/09 (l)	188,733	188,733
Solitaire Funding LLC
5.34%, 9/26/07	968,599	968,599
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	117,819	117,819
Wachovia Bank N.A.
5.37%, 10/2/08 (l)	392,729	392,729
Washington Mutual Asset-Backed Certificates,
Series 07-HE2 2A1
5.43%, 4/10/09 (l)	557,475	557,475

Total Short-Term Investments of Cash Collateral for Securities Loaned		96,286,136

Time Deposit (1.8%)
JPMorgan Chase Nassau
4.76%, 7/2/07	5,219,838	5,219,838

Total Short-Term Investments (34.1%) (Amortized Cost $101,505,974) .		101,505,974

Total Investments (132.2%) (Cost/Amortized Cost $345,953,587)		393,557,125
Other Assets Less Liabilities (-32.2%)		(95,749,348)

Net Assets (100%)		$297,807,777

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$84,940,707
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$94,734,399

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,113,480
Aggregate gross unrealized depreciation	(11,509,942)

Net unrealized appreciation	$47,603,538

Federal income tax cost of investments	$345,953,587

At June 30, 2007, the Portfolio had loaned securities with a total value of $92,438,253. This was secured by collateral of $96,286,136 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $104,156, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $9,518,049 which expires in the year 2014.
See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.2%)
Auto Components (0.1%)
Gentex Corp.^	106,550	$2,097,970

Automobiles (0.9%)
Monaco Coach Corp.^	323,800	4,646,530
Thor Industries, Inc.^	164,500	7,425,530
Winnebago Industries, Inc.^	210,900	6,225,768

		18,297,828

Distributors (0.2%)
Building Materials Holding Corp.^	272,800	3,871,032

Diversified Consumer Services (2.0%)
Bright Horizons Family Solutions, Inc.*	182,500	7,101,075
Matthews International Corp., Class A^	333,200	14,530,852
Regis Corp.	214,800	8,216,100
Universal Technical Institute, Inc.*^	467,100	11,859,669

		41,707,696

Hotels, Restaurants & Leisure (2.6%)
Bally Technologies, Inc.*^	497,700	13,149,234
Bob Evans Farms, Inc.	51,900	1,912,515
Morton’s Restaurant Group, Inc.*^	305,425	5,531,247
Rare Hospitality International, Inc.*	494,900	13,248,473
Red Robin Gourmet Burgers, Inc.*^	339,489	13,705,171
Shuffle Master, Inc.*^	365,400	6,065,640

		53,612,280

Household Durables (2.5%)
Bassett Furniture Industries, Inc.^	19,600	267,540
Ethan Allen Interiors, Inc.^	445,600	15,261,800
Hooker Furniture Corp.^	246,400	5,529,216
La-Z-Boy, Inc.^	337,600	3,868,896
M.D.C. Holdings, Inc.^	65,700	3,177,252
M/I Homes, Inc.^	257,400	6,846,840
Russ Berrie & Co., Inc.*^	33,300	620,379
Sealy Corp.^	982,400	16,229,248

		51,801,171

Leisure Equipment & Products (0.8%)
Brunswick Corp.	134,300	4,382,209
Polaris Industries, Inc.^	219,308	11,877,721

		16,259,930

Media (0.5%)
Entercom Communications Corp., Class A^	237,800	5,918,842
Lions Gate Entertainment Corp.*	539,400	5,949,582

		11,868,424

Multiline Retail (0.2%)
Tuesday Morning Corp.^	388,700	4,804,332

Specialty Retail (4.2%)
Brown Shoe Co., Inc.	90,750	2,207,040
Charming Shoppes, Inc.*^	617,300	6,685,359
Christopher & Banks Corp.^	243,500	4,176,025
Finish Line, Inc., Class A^	906,100	8,254,571
Guitar Center, Inc.*^	153,500	9,180,835
HOT Topic, Inc.*^	286,200	3,110,994
Men’s Wearhouse, Inc.^	68,000	3,472,760
Pacific Sunwear of California, Inc.*	702,000	15,444,000
Pier 1 Imports, Inc.^	34,800	295,452
Stein Mart, Inc.^	1,178,800	14,452,088
TravelCenters of America LLC*	332,850	13,463,782
West Marine, Inc.*^	331,300	4,558,688
Zale Corp.*^	64,900	1,545,269

		86,846,863

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.*^	524,700	13,610,718
Timberland Co., Class A*^	135,100	3,403,169
Warnaco Group, Inc.*	195,200	7,679,168

		24,693,055

Total Consumer Discretionary		315,860,581

Consumer Staples (1.3%)
Food & Staples Retailing (0.3%)
Casey’s General Stores, Inc.^	235,700	6,425,182

Household Products (0.5%)
Central Garden & Pet Co.*^	90,000	1,103,400
Central Garden & Pet Co., Class A*^	802,500	9,413,325

		10,516,725

Personal Products (0.3%)
Prestige Brands Holdings, Inc.*	481,700	6,252,466

Tobacco (0.2%)
Universal Corp.	68,100	4,148,652

Total Consumer Staples		27,343,025

Energy (6.3%)
Energy Equipment & Services (3.3%)
Atwood Oceanics, Inc.*^	49,500	3,396,690
Bristow Group, Inc.*	18,500	916,675
Complete Production Services, Inc.*^	618,500	15,988,225
Global Industries Ltd.*	98,700	2,647,134
Hercules Offshore, Inc.*^	459,300	14,872,134
Oil States International, Inc.*^	123,600	5,109,624
Pioneer Drilling Co.*	362,100	5,398,911
Rowan Cos., Inc.	59,000	2,417,820
Tidewater, Inc.^	27,600	1,956,288
Unit Corp.*	54,800	3,447,468
W-H Energy Services, Inc.*	177,100	10,964,261

		67,115,230

Oil, Gas & Consumable Fuels (3.0%)
Brigham Exploration Co.*^	1,386,400	8,138,168
Forest Oil Corp.*	185,500	7,839,230
Foundation Coal Holdings, Inc.	256,800	10,436,352
Helix Energy Solutions Group, Inc.*	127,700	5,096,507
Overseas Shipholding Group	66,800	5,437,520
Teekay Corp.^	39,346	2,278,527
TXCO Resources Inc.*^	1,428,174	14,681,628
VENOCO, Inc.*	456,700	8,526,589

		62,434,521

Total Energy		129,549,751

Financials (22.2%)
Capital Markets (2.5%)
Apollo Investment Corp.^	265,800	5,720,016
Knight Capital Group, Inc., Class A*	289,798	4,810,647
Penson Worldwide, Inc.*^	562,100	13,788,313
Waddell & Reed Financial, Inc.	1,063,000	27,648,630

		51,967,606

Commercial Banks (6.5%)
Amcore Financial, Inc.	221,500	6,421,285
Bank of the Ozarks, Inc.^	606,400	16,900,368
Chemical Financial Corp.^	101,600	2,628,392
First Community Bancorp, Inc./California^	299,101	17,111,568
First Indiana Corp.^	385,421	8,525,513
Intervest Bancshares Corp.	231,919	6,530,839

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Macatawa Bank Corp.^	293,347	$4,667,151
Peoples Bancorp, Inc./Ohio^	88,500	2,395,695
Prosperity Bancshares, Inc.^	470,700	15,420,132
Provident Bankshares Corp.	196,800	6,451,104
Texas Capital Bancshares, Inc.*	363,400	8,121,990
United Bankshares, Inc.^	624,869	19,870,834
Wintrust Financial Corp.^	454,525	19,930,921

		134,975,792

Consumer Finance (0.3%)
United PanAm Financial Corp.*	377,861	5,388,298

Diversified Financial Services (0.3%)
KKR Financial Holdings LLC	283,300	7,057,003

Insurance (4.0%)
American National Insurance Co.	21,000	3,204,600
Arthur J. Gallagher & Co.^	123,800	3,451,544
Aspen Insurance Holdings Ltd.	884,952	24,840,602
Erie Indemnity Co., Class A	19,200	1,037,568
IPC Holdings Ltd.	215,600	6,961,724
Max Capital Group Ltd.	500,700	14,169,810
Montpelier Reinsurance Holdings Ltd.^	327,900	6,079,266
Navigators Group, Inc.*	113,890	6,138,671
Protective Life Corp.	82,100	3,925,201
RLI Corp.^	70,900	3,966,855
StanCorp Financial Group, Inc.	60,400	3,169,792
Tower Group, Inc.	184,969	5,900,511

		82,846,144

Real Estate Investment Trusts (REITs) (6.6%)
Arbor Realty Trust, Inc. (REIT)^	123,600	3,190,116
Ashford Hospitality Trust, Inc. (REIT)	1,821,700	21,423,192
Brandywine Realty Trust (REIT)^	329,100	9,405,678
Cousins Properties, Inc. (REIT)^	557,400	16,170,174
DCT Industrial Trust, Inc. (REIT)^	1,417,700	15,254,452
Extra Space Storage, Inc. (REIT)^	272,300	4,492,950
Healthcare Realty Trust, Inc. (REIT)^	658,200	18,284,796
JER Investors Trust, Inc. (REIT)	378,000	5,670,000
MFA Mortgage Investments, Inc. (REIT)	3,030,100	22,059,128
Newcastle Investment Corp. (REIT)^	212,800	5,334,896
RAIT Financial Trust (REIT)^	213,200	5,547,464
Sunstone Hotel Investors, Inc. (REIT)^	177,100	5,027,869
Washington Real Estate Investment Trust (REIT)^	139,100	4,729,400

		136,590,115

Thrifts & Mortgage Finance (2.0%)
BankAtlantic Bancorp, Inc., Class A^	833,600	7,177,296
BankUnited Financial Corp., Class A^	474,800	9,529,236
Brookline Bancorp, Inc.^	529,400	6,093,394
Franklin Bank Corp./Texas*^	900,900	13,423,410
Trustco Bank Corp./New York^	458,300	4,528,004

		40,751,340

Total Financials		459,576,298

Health Care (4.3%)
Biotechnology (0.2%)
Angiotech Pharmaceuticals, Inc.*	432,300	3,073,653

Health Care Equipment & Supplies (1.4%)
HealthTronics, Inc.*	1,001,500	4,356,525
STERIS Corp.	161,700	4,948,020
Symmetry Medical, Inc.*^	1,012,700	16,213,327
West Pharmaceutical Services, Inc.	94,400	4,450,960

		29,968,832

Health Care Providers & Services (2.2%)
Centene Corp.*^	538,100	11,526,102
Five Star Quality Care, Inc.*^‡	1,653,900	13,198,122
Hanger Orthopedic Group, Inc.*	731,500	7,900,200
LifePoint Hospitals, Inc.*^	345,200	13,352,336

		45,976,760

Life Sciences Tools & Services (0.5%)
PharmaNet Development Group, Inc.*	337,200	10,749,936

Total Health Care		89,769,181

Industrials (19.1%)
Aerospace & Defense (1.0%)
AAR Corp.*^	180,235	5,949,557
Applied Signal Technology, Inc. ‡	870,245	13,584,525

		19,534,082

Air Freight & Logistics (0.3%)
ABX Air, Inc.*	820,190	6,610,731

Airlines (0.5%)
Alaska Air Group, Inc.*^	225,200	6,274,072
SkyWest, Inc.	174,900	4,167,867

		10,441,939

Building Products (3.1%)
American Woodmark Corp.	130,600	4,518,760
Apogee Enterprises, Inc.^	282,100	7,848,022
Builders FirstSource, Inc.*^	777,100	12,480,226
Gibraltar Industries, Inc.^	351,300	7,781,295
Insteel Industries, Inc.^	908,300	16,349,400
NCI Building Systems, Inc.*	123,100	6,072,523
Simpson Manufacturing Co., Inc.^	71,200	2,402,288
Universal Forest Products, Inc.^	158,100	6,681,306

		64,133,820

Commercial Services & Supplies (4.7%)
ABM Industries, Inc.	149,900	3,868,919
Brady Corp., Class A^	185,800	6,900,612
G&K Services, Inc., Class A	424,700	16,779,897
Knoll, Inc.	441,800	9,896,320
Korn/Ferry International*	227,970	5,986,492
Labor Ready, Inc.*	587,400	13,574,814
Mine Safety Appliances Co.^	273,700	11,977,112
Navigant Consulting, Inc.*	814,900	15,124,544
Waste Connections, Inc.*	436,648	13,204,236

		97,312,946

Electrical Equipment (1.3%)
A.O. Smith Corp.^	65,200	2,600,828
Baldor Electric Co.^	24,600	1,212,288
Franklin Electric Co., Inc.^	40,600	1,915,508
Genlyte Group, Inc.*	51,700	4,060,518
Powell Industries, Inc.*^	71,900	2,283,544
Regal-Beloit Corp.^	310,400	14,446,016

		26,518,702

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	84,100	3,911,491
Teleflex, Inc.	49,400	4,039,932

		7,951,423

Machinery (4.5%)
Altra Holdings, Inc.*	746,600	12,901,248
Astec Industries, Inc.*^	6,700	282,874
Briggs & Stratton Corp.^	146,300	4,617,228
CIRCOR International, Inc.	107,100	4,330,053
Graco, Inc.^	139,000	5,598,920
Kennametal, Inc.	234,500	19,236,035
Mueller Industries, Inc.	230,400	7,934,976

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Mueller Water Products, Inc., Class A^	263,770	$4,499,916
Nordson Corp.	65,400	3,280,464
RBC Bearings, Inc.*	156,600	6,459,750
Timken Co.	43,100	1,556,341
Trimas Corp.*	552,400	6,672,992
Trinity Industries, Inc.^	92,300	4,018,742
Wabash National Corp.^	501,600	7,338,408
Watts Water Technologies, Inc., Class A^	135,800	5,088,426

		93,816,373

Marine (0.3%)
American Commercial Lines, Inc.*^	220,500	5,744,025

Road & Rail (1.0%)
AMERCO, Inc.*^	75,895	5,730,073
Dollar Thrifty Automotive Group, Inc.*	176,500	7,208,260
Genesee & Wyoming, Inc., Class A*^	188,800	5,633,792
Kansas City Southern, Inc.*	69,400	2,605,276

		21,177,401

Trading Companies & Distributors (2.0%)
Applied Industrial Technologies, Inc.	55,800	1,646,100
Beacon Roofing Supply, Inc.*^	886,200	15,056,538
Houston Wire & Cable Co.*^	498,300	14,156,703
United Rentals, Inc.*^	330,300	10,747,962

		41,607,303

Total Industrials		394,848,745

Information Technology (18.7%)
Communications Equipment (2.7%)
Adtran, Inc.	234,600	6,092,562
Avocent Corp.*^	782,100	22,688,721
C-COR, Inc.*	253,373	3,562,425
Comtech Telecommunications Corp.*^	140,800	6,535,936
Foundry Networks, Inc.*	354,170	5,900,472
Powerwave Technologies, Inc.*^	1,755,200	11,759,840

		56,539,956

Computers & Peripherals (1.1%)
Avid Technology, Inc.*^	400,200	14,147,070
Diebold, Inc.	46,000	2,401,200
Electronics for Imaging, Inc.*	222,700	6,284,594

		22,832,864

Electronic Equipment & Instruments (5.6%)
Benchmark Electronics, Inc.*^	922,450	20,865,819
Brightpoint, Inc.*^	1,012,700	13,965,133
Cognex Corp.^	271,800	6,118,218
Coherent, Inc.*^	260,700	7,953,957
CPI International, Inc.*	666,779	13,222,227
Mettler-Toledo International, Inc.*	39,100	3,734,441
Plexus Corp.*	973,500	22,380,765
Rofin-Sinar Technologies, Inc.*	92,300	6,368,700
Rogers Corp.*	84,770	3,136,490
TTM Technologies, Inc.*	1,396,116	18,149,508

		115,895,258

Internet Software & Services (0.3%)
United Online, Inc.^	347,700	5,733,573

IT Services (3.4%)
BearingPoint, Inc.*^	1,642,200	12,004,482
Ness Technologies, Inc.*^	357,100	4,645,871
Perot Systems Corp., Class A*	595,800	10,152,432
SI International, Inc.*^	160,617	5,303,573
SRA International, Inc., Class A*	601,400	15,191,364
TNS, Inc.	431,381	6,216,200
Wright Express Corp.*	476,005	16,312,692

		69,826,614

Semiconductors & Semiconductor Equipment (4.3%)
Actel Corp.*^	815,300	11,340,823
ChipMOS TECHNOLOGIES Bermuda Ltd.*^	639,800	4,600,162
Cohu, Inc.^	246,300	5,480,175
Cymer, Inc.*^	120,100	4,828,020
FEI Co.*	389,300	12,636,678
LTX Corp.*	1,391,900	7,738,964
Mattson Technology, Inc.*^	1,214,600	11,781,620
Microsemi Corp.*^	469,700	11,249,315
OmniVision Technologies, Inc.*^	228,300	4,134,513
Semtech Corp.*	885,600	15,347,448

		89,137,718

Software (1.3%)
Lawson Software, Inc.*^	537,400	5,314,886
Secure Computing Corp.*	2,114,300	16,047,537
Transaction Systems Architects, Inc.*	175,013	5,890,938

		27,253,361

Total Information Technology		387,219,344

Materials (6.1%)
Chemicals (1.4%)
Airgas, Inc.	106,900	5,120,510
Cabot Corp.	102,700	4,896,736
Hercules, Inc.*	416,400	8,182,260
RPM International, Inc.	242,900	5,613,419
Westlake Chemical Corp.^	190,100	5,345,612

		29,158,537

Construction Materials (0.4%)
Headwaters, Inc.*^	486,300	8,398,401

Containers & Packaging (0.9%)
AptarGroup, Inc.^	120,300	4,277,868
Bemis Co., Inc.	84,600	2,807,028
Bway Holding Co.*	373,500	5,527,800
Packaging Corp. of America	232,300	5,879,513

		18,492,209

Metals & Mining (2.9%)
A.M. Castle & Co.	100,200	3,598,182
Century Aluminum Co.*	109,600	5,987,448
Gerdau Ameristeel Corp.^	301,900	4,416,797
Quanex Corp.	453,300	22,075,710
Reliance Steel & Aluminum Co.^	86,900	4,888,994
Schnitzer Steel Industries, Inc.^	258,100	12,373,314
Steel Dynamics, Inc.	153,000	6,412,230

		59,752,675

Paper & Forest Products (0.5%)
Bowater, Inc.	162,200	4,046,890
Glatfelter^.	324,300	4,407,237
Mercer International, Inc.*^	260,600	2,658,120

		11,112,247

Total Materials		126,914,069

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.0%)
Alaska Communications Systems Group, Inc.	215,600	3,415,104
NTELOS Holdings Corp.	462,700	12,789,028
PAETEC Holding Corp.*	356,100	4,020,369

		20,224,501

Wireless Telecommunication Services (0.5%)
USA Mobility, Inc.*^	426,900	11,423,844

Total Telecommunication Services		31,648,345

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (2.3%)
Electric Utilities (0.7%)
El Paso Electric Co.*	294,900	$7,242,744
IDACORP, Inc.	189,500	6,071,580
Sierra Pacific Resources*	66,400	1,165,984

		14,480,308

Gas Utilities (0.6%)
Atmos Energy Corp.	81,700	2,455,902
Energen Corp.	60,800	3,340,352
UGI Corp.	223,200	6,088,896

		11,885,150

Multi-Utilities (1.0%)
CMS Energy Corp.	351,300	6,042,360
Vectren Corp.^.	540,873	14,565,710

		20,608,070

Total Utilities		46,973,528

Total Common Stocks (97.0%) (Cost $1,928,399,912)		2,009,702,867

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (4.4%)
U.S. Treasury Bills
4.67%, 7/5/07 (p)	$4,490,000	4,487,089
4.40%, 8/2/07 (p)	40,606,000	40,442,803
World Bank
4.90%, 7/2/07 (p)	46,770,000	46,757,268

Total Government Securities		91,687,160

Short-Term Investments of Cash Collateral for Securities Loaned (9.9%)
Abbey National plc/London
5.43%, 7/2/07	6,212,017	6,212,017
Accredited Mortgage Loan Trust,
Series 06-2 A1
5.36%, 6/27/08 (l)	311,632	311,632
Aquinas Funding LLC
5.34%, 8/2/07	1,876,652	1,876,652
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	2,507,374	2,507,374
Barclays Capital, Repurchase Agreement
5.42%, 7/2/07 (r)	39,746,034	39,746,034
Barclays plc/London
5.43%, 7/2/07	7,940,015	7,940,015
Bavaria TRR Corp.
5.35%, 7/25/07	8,320,787	8,320,787
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	1,838,740	1,838,740
Belmont Funding LLC
5.31%, 7/19/07	6,186,316	6,186,316
Beta Finance, Inc.
5.37%, 1/31/08 (l)	334,316	334,316
5.37%, 3/10/08 (l)	835,671	835,671
Cantabric Financing LLC
5.34%, 9/25/07	6,184,928	6,184,928
Cedar Springs Capital Co. LLC
5.33%, 7/19/07	4,948,802	4,948,802
5.32%, 7/23/07	2,475,549	2,475,549
CIT Group Holdings, Inc.
5.37%, 6/18/08 (l)	4,011,797	4,011,797
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	2,089,478	2,089,478
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	1,957,255	1,957,255
Comerica Bank
5.35%, 3/16/09 (l)	835,703	835,703
Concord Minutemen C.C. LLC,
Series B
5.33%, 7/12/07	3,761,029	3,761,029
Series C
5.32%, 7/3/07	4,161,729	4,161,729
Crown Point Capital Co. LLC
5.31%, 7/25/07	3,711,242	3,711,242
DekaBank Deutsche Girozentrale
5.38%, 7/29/08 (l)	2,173,057	2,173,057
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	250,737	250,737
5.34%, 10/18/07 (l)	5,014,746	5,014,746
Deutsche Bank AG/New York
5.47%, 1/22/08 (l)	835,791	835,791
Fenway Funding LLC
5.35%, 8/9/07	3,710,910	3,710,910
Fifth Third Bancorp
5.32%, 7/29/08 (l)	250,735	250,735
First Tennessee Bank
5.34%, 7/29/08 (l)	7,521,417	7,521,417
General Electric Capital Corp.
5.40%, 3/12/10 (l)	334,317	334,317
Glitnir Banki hf
5.44%, 12/28/07 (l)	4,178,955	4,178,955
Goldman Sachs Group, Inc.
5.38%, 6/27/08 (l)	919,370	919,370
5.50%, 7/29/08 (l)	1,671,582	1,671,582
5.41%, 3/27/09 (l)	2,340,215	2,340,215
Gotham Funding Corp.
5.37%, 7/3/07	3,756,580	3,756,580
Hartford Life, Inc.
5.45%, 6/27/08 (l)	668,633	668,633
HBOS Treasury Services plc
5.47%, 7/2/07	5,041,909	5,041,909
ING Bank N.V./Amsterdam
5.43%, 7/2/07	9,193,700	9,193,700
K2 (USA) LLC
5.37%, 5/29/09 (l)	3,341,325	3,341,325
5.37%, 6/18/09 (l)	4,176,448	4,176,448
Kommunalkredit Austria AG
5.32%, 7/29/08 (l)	5,014,530	5,014,530
Lehman Brothers, Inc.
5.50%, 9/28/07 (l)	292,527	292,527
Links Finance LLC
5.37%, 6/25/09 (l)	1,253,060	1,253,060
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	2,089,478	2,089,478
Monumental Global Funding II
5.36%, 4/25/08 (l)	1,002,949	1,002,949
5.43%, 6/28/10 (l)	3,928,218	3,928,218
Morgan Stanley
5.53%, 5/7/09 (l)	4,178,955	4,178,955
Morgan Stanley ABS Capital I,
Series 07-NC2 A2A
5.43%, 5/1/09 (l)	776,884	776,884
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	2,507,373	2,507,373
5.37%, 1/28/08 (l)	2,507,373	2,507,373
New York Life Insurance Co.
5.41%, 9/28/07 (l)	2,841,690	2,841,690
Park Granada LLC
5.32%, 7/6/07	2,483,515	2,483,515
Pricoa Global Funding I
5.40%, 6/25/10 (l)	2,506,621	2,506,621
Rhein-Main Securitisation Ltd.
5.35%, 7/16/07	3,166,062	3,166,062

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Saxon Asset Securities Trust,
Series 07-2 A2A
5.42%, 4/30/09 (l)	$401,655	$401,655
Solitaire Funding LLC
5.34%, 9/26/07	2,061,337	2,061,337
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	250,737	250,737
Wachovia Bank N.A.
5.37%, 10/2/08 (l)	835,791	835,791
Washington Mutual Asset-Backed Certificates,
Series 07-HE2 2A1
5.43%, 4/10/09 (l)	1,186,398	1,186,398

Total Short-Term Investments of Cash Collateral for Securities Loaned		204,912,646

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.76%, 7/2/07	5,823	5,823

Total Short-Term Investments (14.3%) (Cost/Amortized Cost $296,618,504)		296,605,629

Total Investments (111.3%) (Cost/Amortized Cost $2,225,018,416)		2,306,308,496
Other Assets Less Liabilities (-11.3%)		(234,338,693)

Net Assets (100%)		$2,071,969,803

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investments in companies which were affiliates for the six months ended June 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value June 30, 2007	Dividend Income	Realized Gain
Applied Signal Technology, Inc.	$12,097,224	$1,532,450	$1,617,990	$13,584,525	$227,031	$(145,574)
Five Star Quality Care, Inc.	18,440,985	—	—	13,198,122	—	—

	$30,538,209	$1,532,450	$1,617,990	$26,782,647	$227,031	$(145,574)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,092,074,309
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$978,313,105

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$168,251,826
Aggregate gross unrealized depreciation	(91,101,898)

Net unrealized appreciation	$77,149,928

Federal income tax cost of investments	$2,229,158,568

At June 30, 2007, the Portfolio had loaned securities with a total value of $198,939,803. This was secured by collateral of $204,912,646 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.8%)
Household Durables (1.7%)
Koninklijke Philips Electronics N.V. (N.Y. Shares)	44,100	$1,866,312
LG Electronics, Inc.	61,657	5,098,874
Sony Corp.	44,300	2,277,515

		9,242,701

Media (0.9%)
Focus Media Holding Ltd. (ADR)*^	97,860	4,941,930

Specialty Retail (0.2%)
GameStop Corp., Class A*	35,840	1,401,344

Total Consumer Discretionary		15,585,975

Energy (0.3%)
Energy Equipment & Services (0.3%)
Cameron International Corp.*	20,370	1,455,844

Total Energy		1,455,844

Health Care (0.6%)
Health Care Technology (0.6%)
Cerner Corp.*^	64,885	3,599,171

Total Health Care		3,599,171

Industrials (4.5%)
Commercial Services & Supplies (1.8%)
Manpower, Inc.	41,700	3,846,408
Monster Worldwide, Inc.*	52,200	2,145,420
Robert Half International, Inc.	110,400	4,029,600

		10,021,428

Electrical Equipment (2.3%)
ABB Ltd. (Registered)	184,440	4,197,652
Energy Conversion Devices, Inc.*^	6,965	214,661
First Solar, Inc.*^	32,700	2,919,783
Q-Cells AG*	14,080	1,223,242
Renewable Energy Corp. A/S*	72,457	2,826,056
Suntech Power Holdings Co., Ltd. (ADR)*^	45,137	1,646,146

		13,027,540

Industrial Conglomerates (0.4%)
Orkla ASA	118,715	2,254,739

Total Industrials		25,303,707

Information Technology (81.3%)
Communications Equipment (17.9%)
Alcatel-Lucent	183,000	2,570,932
Cisco Systems, Inc.*	535,955	14,926,347
Comverse Technology, Inc.*	89,695	1,870,141
Corning, Inc.*	905,474	23,134,861
Foundry Networks, Inc.*^	239,410	3,988,571
Juniper Networks, Inc.*	93,485	2,353,017
Nice Systems Ltd. (ADR)*^	116,690	4,053,811
Nokia Oyj (ADR)	518,020	14,561,542
Polycom, Inc.*^	112,100	3,766,560
QUALCOMM, Inc.	329,845	14,311,974
Research In Motion Ltd.*	30,980	6,195,690
Riverbed Technology, Inc.*	64,940	2,845,671
Sonus Networks, Inc.*^	219,800	1,872,696
Telefonaktiebolaget LM Ericsson (Sponsored ADR)	70,800	2,824,212

		99,276,025

Computers & Peripherals (13.0%)
Apple, Inc.*	147,475	17,997,849
Dell, Inc.*	67,800	1,935,690
EMC Corp.*	461,455	8,352,335
Hewlett-Packard Co.	358,900	16,014,118
International Business Machines Corp.	77,600	8,167,400
Network Appliance, Inc.*	56,698	1,655,582
SanDisk Corp.*	224,070	10,965,986
Seagate Technology^	314,059	6,837,064

		71,926,024

Electronic Equipment & Instruments (4.4%)
Dolby Laboratories, Inc., Class A*	49,300	1,745,713
Hon Hai Precision Industry Co., Ltd.	995,118	8,598,963
L-1 Identity Solutions, Inc.*^	561,284	11,478,258
SunPower Corp., Class A*^	45,550	2,871,927

		24,694,861

Internet Software & Services (9.1%)
Baidu.com (Sponsored ADR)*^	16,915	2,841,382
eBay, Inc.*	273,765	8,809,758
Equinix, Inc.*^	21,600	1,975,752
Google, Inc., Class A*	60,360	31,591,217
SINA Corp.*^	22,914	959,180
Tencent Holdings Ltd.	1,071,765	4,317,653

		50,494,942

IT Services (3.9%)
Accenture Ltd., Class A	82,500	3,538,425
Automatic Data Processing, Inc.	92,300	4,473,781
BISYS Group, Inc.*	41,000	485,030
DST Systems, Inc.*	55,400	4,388,234
Iron Mountain, Inc.*^	72,650	1,898,345
Paychex, Inc.	87,700	3,430,824
Western Union Co.	157,400	3,278,642

		21,493,281

Semiconductors & Semiconductor Equipment (19.5%)
Analog Devices, Inc.	25,040	942,506
Applied Materials, Inc.	222,975	4,430,513
ASML Holding N.V.*	101,402	2,813,472
ASML Holding N.V. (N.Y. Shares)*^	272,654	7,484,352
Austriamicrosystems AG*	16,890	1,258,281
Broadcom Corp., Class A*	258,798	7,569,841
Chartered Semiconductor Manufacturing Ltd.*	3,795,480	3,347,312
Infineon Technologies AG*	221,700	3,693,737
Intel Corp.	999,090	23,738,378
KLA-Tencor Corp.	58,400	3,209,080
Lam Research Corp.*	142,700	7,334,780
Maxim Integrated Products, Inc.	135,600	4,530,396
MEMC Electronic Materials, Inc.*	25,335	1,548,475
National Semiconductor Corp.^	43,945	1,242,325
NVIDIA Corp.*	180,225	7,445,095
ON Semiconductor Corp.*^	233,975	2,508,212
Samsung Electronics Co., Ltd. (GDR)^§	18,215	5,579,440
Semtech Corp.*^	85,300	1,478,249
Silicon-On-Insulater Technologies*	85,533	1,830,239
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	553,104	6,156,048
Texas Instruments, Inc.	201,982	7,600,583
Trident Microsystems, Inc.*^	121,200	2,224,020

		107,965,334

Software (13.5%)
Activision, Inc.*^	370,435	6,916,021
Adobe Systems, Inc.*	218,680	8,780,002

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Amdocs Ltd.*	253,210	$10,082,822
Autodesk, Inc.*	87,335	4,111,732
Electronic Arts, Inc.*	132,300	6,260,436
McAfee, Inc.*	89,230	3,140,896
Microsoft Corp.	468,150	13,796,381
Nintendo Co., Ltd.	21,510	7,878,993
Oracle Corp.*	89,300	1,760,103
Red Hat, Inc.*^	258,225	5,753,253
Salesforce.com, Inc.*	97,200	4,165,992
THQ, Inc.*	77,075	2,352,329

		74,998,960

Total Information Technology		450,849,427

Materials (1.1%)
Chemicals (1.1%)
Monsanto Co.	52,595	3,552,266
Wacker Chemie AG	10,170	2,408,803

Total Materials		5,961,069

Telecommunication Services (3.2%)
Diversified Telecommunication Services (0.8%)
Level 3 Communications, Inc.*^	584,875	3,421,519
PT Telekomunikasi Indonesia Tbk	631,995	689,004

		4,110,523

Wireless Telecommunication Services (2.4%)
China Mobile Ltd. (ADR)^	111,897	6,031,248
NII Holdings, Inc.*	91,595	7,395,380

		13,426,628

Total Telecommunication Services		17,537,151

Total Common Stocks (93.8%) (Cost $438,295,670)		520,292,344

	Number of Warrants
WARRANTS:
Information Technology (1.4%)
Electronic Equipment & Instruments (1.0%)
Hon Hai Precision Industry Co., Ltd., expiring 11/17/10*§	654,295	5,659,652

IT Services (0.3%)
Tata Consultancy Services Ltd., expiring 9/12/07*(b)	25,726	1,451,255

Semiconductors & Semiconductor Equipment(0.1%)
MediaTek, Inc., expiring 4/9/12*§	48,690	759,564

Total Information Technology		7,870,471

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Bharti Airtel Ltd., expiring 11/18/11*§	107,013	2,194,836

Total Telecommunication Services		2,194,386

Total Warrants (1.8%) (Cost $7,755,727)		10,065,307

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for
Securities Loaned (14.3%)
Abbey National plc/London
5.43%, 7/2/07	$2,398,957	2,398,957
Accredited Mortgage Loan Trust,
Series 06-2 A1
5.36%, 6/27/08 (l)	120,346	120,346
Aquinas Funding LLC
5.34%, 8/2/07	724,726	724,726
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	968,298	968,298
Barclays Capital, Repurchase Agreement
5.42%, 7/2/07 (r)	15,349,127	15,349,127
Barclays plc/London
5.43%, 7/2/07	3,066,276	3,066,276
Bavaria TRR Corp.
5.35%, 7/25/07	3,213,323	3,213,323
BBVA Senior Finance S.A.
5.41%, 3/12/10 (l)	710,085	710,085
Belmont Funding LLC
5.31%, 7/19/07	2,389,032	2,389,032
Beta Finance, Inc.
5.37%, 1/31/08 (l)	129,106	129,106
5.37%, 3/10/08 (l)	322,720	322,720
Cantabric Financing LLC
5.34%, 9/25/07	2,388,496	2,388,496
Cedar Springs Capital Co. LLC
5.33%, 7/19/07	1,911,129	1,911,129
5.32%, 7/23/07	956,008	956,008
CIT Group Holdings, Inc.
5.37%, 6/18/08 (l)	1,549,276	1,549,276
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	806,915	806,915
Citigroup Global Markets, Inc.
5.45%, 7/6/07 (l)	755,853	755,853
Comerica Bank
5.35%, 3/16/09 (l)	322,732	322,732
Concord Minutemen C.C. LLC,
Series B
5.33%, 7/12/07	1,452,435	1,452,435
Series C
5.32%, 7/3/07	1,607,177	1,607,177
Crown Point Capital Co. LLC
5.31%, 7/25/07	1,433,208	1,433,208
DekaBank Deutsche Girozentrale
5.38%, 7/29/08 (l)	839,191	839,191
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	96,830	96,830
5.34%, 10/18/07 (l)	1,936,595	1,936,595
Deutsche Bank AG/New York
5.47%, 1/22/08 (l)	322,766	322,766
Fenway Funding LLC
5.35%, 8/9/07	1,433,079	1,433,079
Fifth Third Bancorp
5.32%, 7/29/08 (l)	96,829	96,829
First Tennessee Bank
5.34%, 7/29/08 (l)	2,904,622	2,904,622
General Electric Capital Corp.
5.40%, 3/12/10 (l)	129,106	129,106
Glitnir Banki hf
5.44%, 12/28/07 (l)	1,613,829	1,613,829
Goldman Sachs Group, Inc.
5.38%, 6/27/08 (l)	355,042	355,042
5.50%, 7/29/08 (l)	645,532	645,532
5.41%, 3/27/09 (l)	903,745	903,745
Gotham Funding Corp.
5.37%, 7/3/07	1,450,716	1,450,716
Hartford Life, Inc.
5.45%, 6/27/08 (l)	258,213	258,213
HBOS Treasury Services plc
5.47%, 7/2/07	1,947,085	1,947,085
ING Bank N.V./Amsterdam
5.43%, 7/2/07	3,550,425	3,550,425

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
K2 (USA) LLC
5.37%, 5/29/09 (l)	$1,290,353	$1,290,353
5.37%, 6/18/09 (l)	1,612,861	1,612,861
Kommunalkredit Austria AG
5.32%, 7/29/08 (l)	1,936,512	1,936,512
Lehman Brothers, Inc.
5.50%, 9/28/07 (l)	112,968	112,968
Links Finance LLC
5.37%, 6/25/09 (l)	483,907	483,907
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	806,915	806,915
Monumental Global Funding II
5.36%, 4/25/08 (l)	387,319	387,319
5.43%, 6/28/10 (l)	1,517,000	1,517,000
Morgan Stanley
5.53%, 5/7/09 (l)	1,613,829	1,613,829
Morgan Stanley ABS Capital I,
Series 07-NC2 A2A
5.43%, 5/1/09 (l)	300,017	300,017
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	968,298	968,298
5.37%, 1/28/08 (l)	968,298	968,298
New York Life Insurance Co.
5.41%, 9/28/07 (l)	1,097,404	1,097,404
Park Granada LLC
5.32%, 7/6/07	959,084	959,084
Pricoa Global Funding I
5.40%, 6/25/10 (l)	968,007	968,007
Rhein-Main Securitisation Ltd.
5.35%, 7/16/07	1,222,670	1,222,670
Saxon Asset Securities Trust,
Series 07-2 A2A
5.42%, 4/30/09 (l)	155,111	155,111
Solitaire Funding LLC
5.34%, 9/26/07	796,047	796,047
SunTrust Bank/Atlanta
5.33%, 7/30/07 (l)	96,830	96,830
Wachovia Bank N.A.
5.37%, 10/2/08 (l)	322,766	322,766
Washington Mutual Asset-Backed Certificates,
Series 07-HE2 2A1
5.43%, 4/10/09 (l)	458,163	458,163

Total Short-Term Investments of Cash Collateral for Securities Loaned		79,133,189

Time Deposit (4.7%)
JPMorgan Chase Nassau
4.76%, 7/2/07	25,851,498	25,851,498

Total Short-Term Investments (19.0%)
(Amortized Cost $104,984,687)		104,984,687

Total Investments (114.6%)
(Cost/Amortized Cost $551,036,084)		635,342,338
Other Assets Less Liabilities (-14.6%)		(80,733,360)

Net Assets (100%)		$554,608,978

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2007, the market value of these securities amounted to $14,193,492 or 2.56% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$350,201,837
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$410,938,551

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,662,580
Aggregate gross unrealized depreciation	(5,766,969)

Net unrealized appreciation	$73,895,611

Federal income tax cost of investments	$561,446,727

At June 30, 2007, the Portfolio had loaned securities with a total value of $78,302,577. This was secured by collateral of $79,133,189 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2007, the Portfolio incurred approximately $938 as brokerage commissions with BNP Paribas, and $1,150 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $143,918,720 of which $118,265,703 expires in the year 2009, and $25,653,017 expires in the year 2010. Included in the capital loss carryforward amounts are $143,918,720 of losses acquired from EQ/Technology Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitation on pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	170,392	$1,717,565
EQ/Equity 500 Index Portfolio‡	76,261	2,109,769
EQ/International ETF Portfolio‡	100,801	1,220,301
EQ/Small Company Index Portfolio‡	40,135	553,405
EQ/Van Kampen Emerging
Markets Equity Portfolio‡	18,737	357,112
Multimanager Aggressive
Equity Portfolio‡	20,675	638,296
Multimanager High Yield Portfolio‡	66,330	383,825
Multimanager Large Cap
Value Portfolio‡	20,253	281,143
Multimanager Mid Cap
Growth Portfolio*‡	3,831	38,491
Multimanager Mid Cap
Value Portfolio‡	17,372	193,540

Total Investment Companies (97.9%) (Cost $7,196,042)		7,493,447

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
4.76%, 7/2/07
(Amortized Cost $9,785)	$9,785	9,785

Total Investments (98.0%) (Cost/Amortized Cost $ 7,205,827)		7,503,232
Other Assets Less Liabilities (2.0%)		151,911

Net Assets (100%)		$7,655,143

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value June 30, 2007	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$590,446	$1,178,173	$51,453	$1,717,565	$—	$(972)
EQ/Equity 500 Index Portfolio	729,443	1,347,777	55,333	2,109,769	—	3,928
EQ/International ETF Portfolio	406,244	772,711	29,183	1,220,301	—	3,453
EQ/Small Company
Index Portfolio	213,442	333,447	13,115	553,405	—	837
EQ/Van Kampen Emerging
Markets Equity Portfolio	123,549	199,366	7,814	357,112	—	1,108
Multimanager Aggressive
Equity Portfolio	210,032	415,275	15,489	638,296	—	2,262
Multimanager High
Yield Portfolio	124,304	266,645	10,988	383,825	—	(23)
Multimanager Large Cap
Value Portfolio	82,198	193,362	7,181	281,143	—	651
Multimanager Mid Cap
Growth Portfolio	12,640	24,428	1,005	38,491	—	40
Multimanager Mid Cap
Value Portfolio	36,329	154,403	5,822	193,540	—	177

	$2,528,627	$4,885,587	$197,383	$7,493,447	$—	$11,461

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$4,885,587
Net Proceeds of Sales and Redemptions:
Investment Companies	$208,844

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$317,643
Aggregate gross unrealized depreciation	(20,269)

Net unrealized appreciation	$297,374

Federal income tax cost of investments	$7,205,858

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	159,025	$1,602,987
EQ/Equity 500 Index Portfolio‡	125,656	3,476,270
EQ/International ETF Portfolio‡	163,001	1,973,305
EQ/Small Company
Index Portfolio‡	64,760	892,946
EQ/Van Kampen Emerging
Markets Equity Portfolio‡	28,764	548,223
Multimanager Aggressive
Equity Portfolio‡	28,681	885,492
Multimanager High
Yield Portfolio‡	52,241	302,300
Multimanager Large Cap
Value Portfolio‡	28,422	394,548
Multimanager Mid Cap
Growth Portfolio*‡	7,925	79,632
Multimanager Mid Cap
Value Portfolio‡	25,156	280,264

Total Investment Companies (99.4%)
(Cost $10,043,224)		10,435,967

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
4.76%, 7/2/07
(Amortized Cost $13,923)	$13,923	13,923

Total Investments (99.5%)
(Cost/Amortized Cost $10,057,147)		10,449,890
Other Assets Less Liabilities (0.5%)		51,835

Net Assets (100%)		$10,501,725

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value June 30, 2007	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$419,954	$1,195,324	$10,342	$1,602,987	$—	$(142)
EQ/Equity 500 Index Portfolio	929,557	2,453,577	19,790	3,476,270	—	1,450
EQ/International ETF Portfolio	500,546	1,386,488	10,088	1,973,305	—	1,383
EQ/Small Company
Index Portfolio	248,595	624,618	4,859	892,946	—	361
EQ/Van Kampen Emerging
Markets Equity Portfolio	146,131	347,382	2,484	548,223	—	416
Multimanager Aggressive
Equity Portfolio	223,593	632,637	4,699	885,492	—	664
Multimanager High
Yield Portfolio	79,148	223,284	1,886	302,300	—	7
Multimanager Large Cap
Value Portfolio	87,490	295,349	2,273	394,548	—	227
Multimanager Mid Cap
Growth Portfolio	20,164	55,821	449	79,632	—	24
Multimanager Mid Cap
Value Portfolio	43,284	228,313	1,731	280,264	—	97

	$2,698,462	$7,442,793	$58,601	$10,435,967	$—	$4,487

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$7,442,793
Net Proceeds of Sales and Redemptions:
Investment Companies	$63,088

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$409,936
Aggregate gross unrealized depreciation	(17,193)

Net unrealized appreciation	$392,743

Federal income tax cost of investments	$10,057,147

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	35,246	$355,285
EQ/Equity 500 Index Portfolio‡	77,199	2,135,722
EQ/International ETF Portfolio‡	99,759	1,207,695
EQ/Small Company Index Portfolio‡	38,352	528,819
EQ/Van Kampen Emerging Markets
Equity Portfolio‡	17,768	338,656
Multimanager Aggressive
Equity Portfolio‡	15,082	465,633
Multimanager High Yield Portfolio‡.	19,718	114,104
Multimanager Large Cap
Value Portfolio‡	14,999	208,208
Multimanager Mid Cap
Growth Portfolio*‡	5,594	56,212
Multimanager Mid Cap
Value Portfolio‡	12,305	137,096

Total Investment Companies (100.7%)
(Cost $5,244,625)		5,547,430

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau
4.76%, 7/2/07
(Amortized Cost $37,831)	$37,831	37,831

Total Investments (101.4%)
(Cost/Amortized Cost $5,282,456)		5,585,261
Other Assets Less Liabilities (-1.4%)		(79,820)

Net Assets (100%)		$5,505,441

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value June 30, 2007	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$117,488	$241,699	$3,541	$355,285	$—	$(75)
EQ/Equity 500 Index Portfolio	707,530	1,364,118	18,803	2,135,722	—	1,054
EQ/International ETF Portfolio	380,353	769,460	9,959	1,207,695	—	949
EQ/Small Company Index Portfolio	182,456	332,637	4,130	528,819	—	173
EQ/Van Kampen Emerging
Markets Equity Portfolio	105,791	196,471	2,453	338,656	—	318
Multimanager Aggressive
Equity Portfolio	145,217	303,637	3,793	465,633	—	487
Multimanager High
Yield Portfolio	34,364	79,882	1,048	114,104	—	(12)
Multimanager Large Cap
Value Portfolio	59,069	141,903	1,694	208,208	—	127
Multimanager Mid Cap
Growth Portfolio	17,628	35,722	499	56,212	—	4
Multimanager Mid Cap
Value Portfolio	25,507	106,674	1,403	137,096	—	12

	$1,775,403	$3,572,203	$47,323	$5,547,430	$—	$3,037

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2007 (Unaudited)

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$3,572,203
Net Proceeds of Sales and Redemptions:
Investment Companies	$50,360

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$306,505
Aggregate gross unrealized depreciation	(3,700)

Net unrealized appreciation	$302,805

Federal income tax cost of investments	$5,282,456

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Equity 500 Index Portfolio‡	60,573	$1,675,742
EQ/International ETF Portfolio‡	78,145	946,033
EQ/Small Company Index Portfolio‡	29,557	407,542
EQ/Van Kampen Emerging Markets Equity Portfolio‡	14,096	268,662
Multimanager Aggressive Equity Portfolio‡	10,509	324,459
Multimanager Large Cap Value Portfolio‡	10,551	146,461
Multimanager Mid Cap Growth Portfolio*‡	4,903	49,265
Multimanager Mid Cap Value Portfolio‡	8,316	92,645

Total Investment Companies (99.5%) (Cost $3,675,125)		3,910,809

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau
4.76%, 7/2/07 (Amortized Cost $14,279)	$14,279	$14,279

Total Investments (99.9%) (Cost/Amortized Cost $3,689,404)		3,925,088
Other Assets Less Liabilities (0.1%)		4,753

Net Assets (100%)		$3,929,841

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value June 30, 2007	Dividend Income	Realized Gain
EQ/Equity 500 Index Portfolio	$699,297	$960,394	$45,932	$1,675,742	$—	$4,154
EQ/International ETF Portfolio	379,540	537,844	24,235	946,033	—	3,742
EQ/Small Company Index Portfolio	178,057	226,702	10,823	407,542	—	927
EQ/Van Kampen Emerging Markets Equity Portfolio	107,285	137,737	5,939	268,662	—	1,202
Multimanager Aggressive Equity Portfolio	129,883	190,001	8,547	324,459	—	1,335
Multimanager Large Cap Value Portfolio	55,855	88,519	4,085	146,461	—	483
Multimanager Mid Cap Growth Portfolio	19,654	27,941	1,357	49,265	—	97
Multimanager Mid Cap Value Portfolio	25,254	66,166	3,182	92,645	—	222

	$1,594,825	$2,235,304	$104,100	$3,910,809	$—	$12,162

Investment security transactions for the six months ended June 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$2,235,304
Net Proceeds of Sales and Redemptions:
Investment Companies	$116,262

As of June 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$235,658
Aggregate gross unrealized depreciation	(5)

Net unrealized appreciation	$235,653

Federal income tax cost of investments	$3,689,435

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at cost:
Affiliated Issuers (Cost $456,405,583)	$466,099,159
Receivable from Separate Accounts for Trust shares sold	987,668
Receivable from investment manager	35,627
Dividends, interest and other receivables	4,174
Other assets	34,172

Total assets	467,160,800

LIABILITIES
Overdraft payable	729,127
Payable to Separate Accounts for Trust shares redeemed	650,664
Distribution fees payable - Class B	93,375
Administrative fees payable	59,928
Trustees’ fees payable	6,781

Total liabilities	1,539,875

NET ASSETS	$465,620,925

Net assets were comprised of:
Paid in capital	$452,538,784
Accumulated undistributed net investment income	659,120
Accumulated undistributed net realized gain	2,729,445
Unrealized appreciation on investments	9,693,576

Net assets	$465,620,925

Class A
Net asset value, offering and redemption price per share, $7,011,886 / 630,878 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.11

Class B
Net asset value, offering and redemption price per share, $458,609,039 / 41,308,198 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.10

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,317,331
Interest	34,171

Total income	1,351,502

EXPENSES
Distribution fees - Class B	490,622
Administrative fees	316,771
Investment management fees	199,607
Custodian fees	46,019
Professional fees	13,010
Printing and mailing expenses	12,760
Trustees’ fees	2,043
Miscellaneous	4,753

Gross expenses	1,085,585
Less: Waiver from investment advisor	(395,276)

Net expenses	690,309

NET INVESTMENT INCOME	661,193

REALIZED AND UNREALIZED GAIN
Net realized gain on securities (All realized gain from affiliates)	2,321,240
Net change in unrealized appreciation on securities	5,178,644

NET REALIZED AND UNREALIZED GAIN	7,499,884

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,161,077

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$661,193	$9,935,221
Net realized gain on investments	2,321,240	5,015,826
Net change in unrealized appreciation on investments	5,178,644	5,203,661

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,161,077	20,154,708

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(166,159)
Class B	—	(10,416,054)

	—	(10,582,213)

Distributions from net realized capital gains
Class A	—	(63,965)
Class B	—	(4,516,945)

	—	(4,580,910)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(15,163,123)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 452,960 and 402,755 shares, respectively ]	5,008,988	4,412,266
Capital shares issued in reinvestment of dividends and distributions [ 0 and 21,173 shares, respectively ]	—	230,124
Capital shares repurchased [ (282,188) and (249,615) shares, respectively ]	(3,124,491)	(2,737,520)

Total Class A transactions	1,884,497	1,904,870

Class B
Capital shares sold [ 22,465,441 and 28,284,413 shares, respectively ]	247,701,733	306,008,685
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,374,257 shares, respectively ]	—	14,932,999
Capital shares repurchased [ (12,444,297) and (18,771,473) shares, respectively ]	(137,103,810)	(203,913,235)

Total Class B transactions	110,597,923	117,028,449

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	112,482,420	118,933,319

TOTAL INCREASE IN NET ASSETS	120,643,497	123,924,904
NET ASSETS:
Beginning of period	344,977,428	221,052,524

End of period (a)	$465,620,925	$344,977,428

(a) Includes accumulated undistributed (overdistributed) net investment income of	$659,120	$(2,073)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at cost:
Affiliated Issuers (Cost $935,254,635)	$978,228,358
Unaffiliated Issuers (Amortized Cost $939,981)	939,981
Receivable from Separate Accounts for Trust shares sold	2,112,899
Receivable from investment manager	58,227
Dividends, interest and other receivables	7,149
Other assets	47,313

Total assets	981,393,927

LIABILITIES
Distribution fees payable - Class B	196,641
Administrative fees payable	121,894
Payable to Separate Accounts for Trust shares redeemed	113,365
Trustees’ fees payable	13,707

Total liabilities	445,607

NET ASSETS	$980,948,320

Net assets were comprised of:
Paid in capital	$921,375,631
Accumulated undistributed net investment income	848,392
Accumulated undistributed net realized gain	15,750,574
Unrealized appreciation on investments	42,973,723

Net assets	$980,948,320

Class A
Net asset value, offering and redemption price per share, $8,526,228 / 709,095 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.02

Class B
Net asset value, offering and redemption price per share, $972,422,092 / 80,964,014 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.01

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,378,909
Interest	33,402

Total income	2,412,311

EXPENSES
Distribution fees - Class B	1,111,217
Administrative fees	689,216
Investment management fees	447,901
Custodian fees	29,555
Printing and mailing expenses	28,754
Professional fees	16,132
Trustees’ fees	4,669
Miscellaneous	10,371

Gross expenses	2,337,815
Less: Waiver from investment advisor	(778,398)

Net expenses	1,559,417

NET INVESTMENT INCOME	852,894

REALIZED AND UNREALIZED GAIN
Net realized gain on securities (All realized gain from affiliates)	5,763,064
Net change in unrealized appreciation on securities	24,009,775

NET REALIZED AND UNREALIZED GAIN	29,772,839

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,625,733

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$852,894	$18,438,456
Net realized gain on investments	5,763,064	21,900,840
Net change in unrealized appreciation on investments	24,009,775	18,491,440

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	30,625,733	58,830,736

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(159,559)
Class B	—	(21,628,791)

	—	(21,788,350)

Distributions from net realized capital gains
Class A	—	(84,494)
Class B	—	(12,580,580)

	—	(12,665,074)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(34,453,424)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 278,292 and 297,911 shares, respectively ]	3,312,466	3,416,672
Capital shares issued in reinvestment of dividends and distributions [ 0 and 21,122 shares, respectively ]	—	244,053
Capital shares repurchased [ (46,834) and (151,897) shares, respectively ]	(554,128)	(1,746,333)

Total Class A transactions	2,758,338	1,914,392

Class B
Capital shares sold [ 22,332,175 and 34,007,781 shares, respectively ]	263,956,605	388,575,956
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,961,709 shares, respectively ]	—	34,209,371
Capital shares repurchased [ (11,070,574) and (10,897,800) shares, respectively ]	(131,136,866)	(124,798,351)

Total Class B transactions	132,819,739	297,986,976

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	135,578,077	299,901,368

TOTAL INCREASE IN NET ASSETS	166,203,810	324,278,680
NET ASSETS:
Beginning of period	814,744,510	490,465,830

End of period (a)	$980,948,320	$814,744,510

(a) Includes accumulated undistributed (overdistributed) net investment income of	$848,392	$(4,502)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at cost:
Affiliated Issuers (Cost $8,027,195,832)	$8,773,341,761
Unaffiliated Issuers (Amortized Cost $23,205,403)	23,205,403
Receivable from Separate Accounts for Trust shares sold	4,692,075
Receivable from investment manager	452,742
Dividends, interest and other receivables	29,092
Other assets	287,402

Total assets	8,802,008,475

LIABILITIES
Overdraft payable	122,297
Payable to Separate Accounts for Trust shares redeemed	4,570,018
Distribution fees payable - Class B	1,142,782
Administrative fees payable	1,078,875
Trustees’ fees payable	213,042

Total liabilities	7,127,014

NET ASSETS	$8,794,881,461

Net assets were comprised of:
Paid in capital	$7,938,310,250
Accumulated undistributed net investment income	11,273,078
Accumulated undistributed net realized gain	99,152,204
Unrealized appreciation on investments	746,145,929

Net assets	$8,794,881,461

Class A
Net asset value, offering and redemption price per share, $3,179,051,261 / 179,417,613 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.72

Class B
Net asset value, offering and redemption price per share, $5,615,830,200 / 319,081,757 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.60

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends
(All dividend income received from affiliates)	$22,075,544
Interest	98,559

Total income	22,174,103

EXPENSES
Distribution fees - Class B	6,487,218
Administrative fees	6,241,052
Investment management fees	4,149,080
Printing and mailing expenses	267,467
Professional fees	72,070
Trustees’ fees	43,856
Custodian fees	32,729
Miscellaneous	111,336

Gross expenses	17,404,808
Less: Waiver from investment advisor	(6,765,865)

Net expenses	10,638,943

NET INVESTMENT INCOME	11,535,160

REALIZED AND UNREALIZED GAIN
Net realized gain on securities ($37,490,652 of realized gained from affiliates)	39,631,467
Net change in unrealized appreciation on securities	320,363,555

NET REALIZED AND UNREALIZED GAIN	359,995,022

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$371,530,182

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,535,160	$164,703,086
Net realized gain on investments	39,631,467	378,469,252
Net change in unrealized appreciation on investments	320,363,555	188,452,938

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	371,530,182	731,625,276

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(86,809,420)
Class B	—	(122,870,234)

	—	(209,679,654)

Distributions from net realized capital gains
Class A	—	(24,774,863)
Class B	—	(38,820,112)

	—	(63,594,975)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(273,274,629)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 4,834,456 and 4,067,452 shares, respectively ]	84,290,690	67,111,778
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,596,914 shares, respectively ]	—	111,584,283
Capital shares repurchased [ (8,682,484) and (19,616,689) shares, respectively ]	(150,592,016)	(322,868,918)

Total Class A transactions	(66,301,326)	(144,172,857)

Class B
Capital shares sold [ 42,831,658 and 81,083,379 shares, respectively ]	739,423,636	1,324,685,837
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,611,138 shares, respectively ]	—	161,690,346
Capital shares repurchased [ (12,792,491) and (24,391,545) shares, respectively ]	(221,057,905)	(400,067,966)

Total Class B transactions	518,365,731	1,086,308,217

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	452,064,405	942,135,360

TOTAL INCREASE IN NET ASSETS	823,594,587	1,400,486,007
NET ASSETS:
Beginning of period	7,971,286,874	6,570,800,867

End of period (a)	$8,794,881,461	$7,971,286,874

(a) Includes accumulated undistributed (overdistributed) net investment income of	$11,273,078	$(262,082)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at cost:
Affiliated Issuers (Cost $ 8,102,583,011)	$8,879,182,164
Unaffiliated Issuers
(Amortized Cost $ 8,966,091)	8,966,091
Receivable from Separate Accounts for Trust shares sold	16,194,501
Receivable from investment manager	447,148
Dividends, interest and other receivables	49,030
Other assets	198,112

Total assets	8,905,037,046

LIABILITIES
Distribution fees payable—Class B	1,765,966
Administrative fees payable	1,080,714
Payable to Separate Accounts for Trust shares redeemed	439,870
Trustees' fees payable	121,050

Total liabilities	3,407,600

NET ASSETS	$8,901,629,446

Net assets were comprised of:
Paid in capital	$7,881,521,454
Accumulated undistributed net investment income	3,595,836
Accumulated undistributed net realized gain	239,913,003
Unrealized appreciation on investments	776,599,153

Net assets	$8,901,629,446

Class A
Net asset value, offering and redemption price per share, $151,861,745 / 10,321,544 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.71

Class B
Net asset value, offering and redemption price per share, $8,749,767,701 / 595,362,522 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.70

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends
(All dividend income received from affiliates)	$16,657,540
Interest	308,457

Total income	16,965,997

EXPENSES
Distribution fees—Class B	9,482,761
Administrative fees	5,799,829
Investment management fees	3,854,935
Printing and mailing expenses	244,264
Professional fees	56,545
Trustees' fees	39,335
Custodian fees	31,043
Miscellaneous	69,601

Gross expenses	19,578,313
Less: Waiver from investment advisor	(6,236,383)

Net expenses	13,341,930

NET INVESTMENT INCOME	3,624,067

REALIZED AND UNREALIZED GAIN
Net realized gain on securities (All realized gain from affiliates)	86,211,568
Net change in unrealized appreciation on securities	350,755,846

NET REALIZED AND UNREALIZED GAIN	436,967,414

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$440,591,481

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,624,067	$90,448,536
Net realized gain on investments	86,211,568	236,753,251
Net change in unrealized appreciation on investments	350,755,846	340,608,529

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	440,591,481	667,810,316

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(2,300,010)
Class B	—	(134,389,966)

	—	(136,689,976)

Distributions from net realized capital gains
Class A	—	(1,191,383)
Class B	—	(84,027,626)

	—	(85,219,009)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(221,908,985)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 3,250,848 and 4,327,527 shares, respectively ]	46,521,333	58,002,090
Capital shares issued in reinvestment of dividends and distributions [ 0 and 255,726 shares, respectively ]	—	3,491,393
Capital shares repurchased [ (162,196) and (349,365) shares, respectively ]	(2,317,824)	(4,632,298)

Total Class A transactions	44,203,509	56,861,185

Class B
Capital shares sold [ 132,646,191 and 234,129,575 shares, respectively ]	1,893,640,414	3,114,124,721
Capital shares issued in reinvestment of dividends and distributions [ 0 and 16,044,608 shares, respectively ]	—	218,417,592
Capital shares repurchased [ (12,974,598) and (9,151,382) shares, respectively ]	(184,883,687)	(121,391,583)

Total Class B transactions	1,708,756,727	3,211,150,730

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,752,960,236	3,268,011,915

TOTAL INCREASE IN NET ASSETS	2,193,551,717	3,713,913,246
NET ASSETS:
Beginning of period	6,708,077,729	2,994,164,483

End of period (a)	$8,901,629,446	$6,708,077,729

(a) Includes accumulated undistributed (overdistributed) net investment income of	$3,595,836	$(28,231)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at cost:
Affiliated Issuers (Cost $ 2,135,618,856)	$2,381,793,795
Unaffiliated Issuers (Amortized Cost $ 2,524,709)	2,524,709
Receivable from Separate Accounts for Trust shares sold	5,650,516
Receivable from investment manager	126,103
Dividends, interest and other receivables	19,364
Other assets	46,056

Total assets	2,390,160,543

LIABILITIES
Distribution fees payable—Class B	463,159
Administrative fees payable	290,230
Payable to Separate Accounts for Trust shares redeemed	222,707
Trustees’ fees payable	31,822

Total liabilities	1,007,918

NET ASSETS	$2,389,152,625

Net assets were comprised of:
Paid in capital	$2,079,446,503
Accumulated net investment loss	(1,553,381)
Accumulated undistributed net realized gain	65,084,564
Unrealized appreciation on investments	246,174,939

Net assets	$2,389,152,625

Class A
Net asset value, offering and redemption price per share, $77,852,365 / 4,935,905 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.77

Class B
Net asset value, offering and redemption price per share, $2,311,300,260 / 146,708,645 shares outstanding (unlimited amount authorized: $ 0.001 par value)	$15.75

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,730,847
Interest	116,817

Total income	1,847,664

EXPENSES
Distribution fees - Class B	2,400,444
Administrative fees	1,506,946
Investment management fees	993,048
Printing and mailing expenses	62,500
Custodian fees	31,539
Professional fees	22,130
Trustees’ fees	9,983
Miscellaneous	16,097

Gross expenses	5,042,687
Less: Waiver from investment advisor	(1,647,882)

Net expenses	3,394,805

NET INVESTMENT LOSS	(1,547,141)
REALIZED AND UNREALIZED GAIN
Net realized gain on securities (All realized gain from affiliates)	18,534,564
Net change in unrealized appreciation on securities	121,699,312

NET REALIZED AND UNREALIZED GAIN	140,233,876

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$138,686,735

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,547,141)	$13,691,661
Net realized gain on investments	18,534,564	76,662,125
Net change in unrealized appreciation on investments	121,699,312	94,281,988

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	138,686,735	184,635,774

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,001,235)
Class B	—	(27,597,120)

	—	(28,598,355)

Distributions from net realized capital gains
Class A	—	(743,323)
Class B	—	(24,769,822)

	—	(25,513,145)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(54,111,500)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,736,264 and 2,390,747 shares, respectively ]	26,260,347	33,628,174
Capital shares issued in reinvestment of dividends and distributions [ 0 and 120,950 shares, respectively ]	—	1,744,558
Capital shares repurchased [ (282,542) and (423,432) shares, respectively ]	(4,322,770)	(5,887,122)

Total Class A transactions	21,937,577	29,485,610

Class B
Capital shares sold [ 44,089,268 and 64,497,168 shares, respectively ]	670,727,575	899,027,348
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,642,377 shares, respectively]	—	52,366,942
Capital shares repurchased [ (5,835,890) and (6,716,945) shares, respectively ]	(88,742,094)	(92,580,193)

Total Class B transactions	581,985,481	858,814,097

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	603,923,058	888,299,707

TOTAL INCREASE IN NET ASSETS	742,609,793	1,018,823,981
NET ASSETS:
Beginning of period	1,646,542,832	627,718,851

End of period (a)	$2,389,152,625	$1,646,542,832

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,553,381)	$(6,240)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $2,765,865,544)
(Securities on loan at market value $363,982,012)	$3,047,084,345
Receivable for securities sold	4,801,439
Receivable from Separate Accounts for Trust shares sold	997,317
Dividends, interest and other receivables	789,360
Other assets	20,536

Total assets	3,053,692,997

LIABILITIES
Overdraft payable	4,939,303
Overdraft payable of Foreign Cash (Cost $7,549)	7,448
Collateral held for loaned securities	362,870,109
Payable to Separate Accounts for Trust shares redeemed	7,132,100
Payable for securities purchased	2,071,676
Investment management fees payable	1,369,165
Administrative fees payable	347,984
Trustees' fees payable	90,258
Distribution fees payable—Class B	52,006
Accrued expenses	1,339

Total liabilities	378,881,388

NET ASSETS	$2,674,811,609

Net assets were comprised of:
Paid in capital	$2,842,972,409
Accumulated undistributed net investment income	1,882,155
Accumulated undistributed net realized loss	(451,262,423)
Unrealized appreciation on investments	281,219,468

Net assets	$2,674,811,609

Class A
Net asset value, offering and redemption price per share, $2,423,682,345 / 78,505,182 shares outstanding (unlimited amount authorized: $0.001 par value)	$30.87

Class B
Net asset value, offering and redemption price per share, $251,129,264 / 8,273,046 shares outstanding (unlimited amount authorized: $0.001 par value)	$30.36

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $89,111 foreign withholding tax)	$8,019,696
Interest	2,019,489
Securities lending (net)	1,071,191

Total income	11,110,376

EXPENSES
Investment management fees	8,115,958
Administrative fees	2,070,267
Distribution fees—Class B	316,214
Printing and mailing expenses	85,868
Custodian fees	77,557
Professional fees	76,583
Trustees' fees	14,077
Miscellaneous	38,219

Gross expenses	10,794,743
Less: Fees paid indirectly	(1,660,645)

Net expenses	9,134,098

NET INVESTMENT INCOME	1,976,278

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	155,362,722
Foreign currency transactions	(48,051)

Net realized gain	155,314,671

Change in unrealized appreciation (depreciation) on:
Securities	30,257,574
Foreign currency translations	(2,442)

Net change in unrealized appreciation	30,255,132

NET REALIZED AND UNREALIZED GAIN	185,569,803

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$187,546,081

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,976,278	$4,136,588
Net realized gain on investments and foreign currency transactions	155,314,671	186,513,687
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	30,255,132	(55,719,467)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	187,546,081	134,930,808

DIVIDENDS:
Dividends from net investment income
Class A	—	(4,141,455)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 5,974,463 and 12,772,853 shares, respectively ]	177,145,202	346,209,414
Capital shares issued in reinvestment of dividends [ 0 and 143,339 shares, respectively ]	—	4,141,455
Capital shares repurchased [ (8,530,330) and (9,429,092) shares, respectively ]	(256,754,847)	(258,850,886)

Total Class A transactions	(79,609,645)	91,499,983

Class B
Capital shares sold [ 747,150 and 2,194,831 shares, respectively ]	21,795,887	59,730,003
Capital shares repurchased [ (1,709,223) and (2,894,508) shares, respectively ]	(49,466,496)	(77,851,012)

Total Class B transactions	(27,670,609)	(18,121,009)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(107,280,254)	73,378,974

TOTAL INCREASE IN NET ASSETS	80,265,827	204,168,327
NET ASSETS:
Beginning of year	2,594,545,782	2,390,377,455

End of year (a)	$2,674,811,609	$2,594,545,782

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,882,155	$(94,123)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $3,803,869,402)
(Securities on loan at market value $52,548,048)	$3,768,935,347
Foreign Cash (Cost $8,222,645)	8,234,162
Receivable for forward commitments	426,811,242
Receivable for securities sold	19,497,190
Dividends, interest and other receivables	14,526,982
Receivable from Separate Accounts for Trust shares sold	2,163,927
Variation margin receivable on futures contracts	1,921,947
Unrealized appreciation of forward foreign currency contracts	202,809
Other assets	83,114

Total assets	4,242,376,720

LIABILITIES
Overdraft payable	11,816,178
Payable for forward commitments	1,080,064,863
Payable for securities purchased	307,082,961
Collateral held for loaned securities	48,971,863
Securities sold short
(Proceeds received $ 26,885,844)	26,982,731
Payable to Separate Accounts for Trust shares redeemed	20,656,864
Investment management fees payable	1,215,404
Administrative fees payable	353,945
Unrealized depreciation of forward foreign currency contracts	275,121
Distribution fees payable—Class B	168,123
Trustees’ fees payable	43,015

Total liabilities	1,497,631,068

NET ASSETS	$2,744,745,652

Net assets were comprised of:
Paid in capital	$2,833,196,625
Accumulated undistributed net investment income	81,599
Accumulated net realized loss	(42,368,179)
Unrealized depreciation on investments, securities sold short, futures and foreign currency translations	(46,164,393)

Net assets	$2,744,745,652

Class A
Net asset value, offering and redemption price per share, $1,922,006,032 / 192,208,414 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.00

Class B
Net asset value, offering and redemption price per share, $822,739,620 / 82,337,355 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest (net of $6,815 foreign withholding tax)	$73,923,872
Securities lending (net)	106,045

Total income	74,029,917

EXPENSES
Investment management fees	8,227,401
Administrative fees	2,157,037
Distribution fees—Class B	1,029,043
Custodian fees	127,840
Printing and mailing expenses	91,426
Professional fees	36,126
Trustees’ fees	15,022
Miscellaneous	36,139

Gross expenses	11,720,034
Less: Waiver from investment advisor	(849,210)

Net expenses	10,870,824

NET INVESTMENT INCOME	63,159,093

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities	(19,286,492)
Futures	(9,936,472)
Foreign currency transactions	(485,157)

Net realized loss	(29,708,121)

Change in unrealized appreciation (depreciation) on:
Securities	(20,507,593)
Securities sold short	(496,509)
Futures	(7,802,194)
Foreign currency translations	1,048,438

Net change in unrealized depreciation	(27,757,858)

NET REALIZED AND UNREALIZED LOSS	(57,465,979)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,693,114

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$63,159,093	$99,791,417
Net realized gain (loss) on investments and foreign currency transactions	(29,708,121)	3,075,334
Net change in unrealized depreciation on investments and foreign currency translations	(27,757,858)	(4,664,377)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,693,114	98,202,374

DIVIDENDS:
Dividends from net investment income
Class A	(46,384,477)	(68,386,512)
Class B	(18,190,396)	(33,174,174)

	(64,574,873)	(101,560,686)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 17,816,528 and 66,015,589 shares, respectively ]	181,157,577	668,899,610
Capital shares issued in reinvestment of dividends [ 4,574,816 and 6,759,317 shares, respectively ]	46,384,477	68,386,512
Capital shares repurchased [ (17,466,262) and (6,224,591) shares, respectively ]	(174,898,002)	(63,075,019)

Total Class A transactions	52,644,052	674,211,103

Class B
Capital shares sold [ 8,557,039 and 15,244,197 shares, respectively ]	86,950,177	154,635,674
Capital shares issued in reinvestment of dividends [ 1,795,032 and 3,281,419 shares, respectively ]	18,190,396	33,174,174
Capital shares repurchased [ (8,929,496) and (16,357,373) shares, respectively ]	(90,737,916)	(165,678,750)

Total Class B transactions	14,402,657	22,131,098

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	67,046,709	696,342,201

TOTAL INCREASE IN NET ASSETS	8,164,950	692,983,889
NET ASSETS:
Beginning of period	2,736,580,702	2,043,596,813

End of period (a)	$2,744,745,652	$2,736,580,702

(a) Includes accumulated undistributed net investment income of	$81,599	$1,497,379

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $446,130,087)
(Securities on loan at market value $71,323,964)	$487,627,841
Foreign cash (Cost $51,870)	51,898
Receivable for securities sold	1,782,387
Dividends, interest and other receivables	394,079
Receivable from Separate Accounts for Trust shares sold	240,444
Other assets	2,971

Total assets	490,099,620

LIABILITIES
Overdraft payable	130,588
Collateral held for loaned securities	73,374,552
Payable for securities purchased	1,350,091
Investment management fees payable	411,336
Payable to Separate Accounts for Trust shares redeemed	250,612
Distribution fees payable—Class B	82,061
Administrative fees payable	62,597
Options written, at value (Premiums received $26,193)	29,920
Trustees' fees payable	6,185
Accrued expenses	11,682

Total liabilities	75,709,624

NET ASSETS	$414,389,996

Net assets were comprised of:
Paid in capital	$355,616,015
Accumulated net investment loss	(1,018,211)
Accumulated undistributed net realized gain	18,295,250
Unrealized appreciation on investments, written options and foreign currency translations	41,496,942

Net assets	$414,389,996

Class A
Net asset value, offering and redemption price per share, $17,531,505 / 1,503,689 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.66

Class B
Net asset value, offering and redemption price per share, $396,858,491 / 34,562,565 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.48

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $65,611 foreign withholding tax)	$1,930,896
Interest	349,430
Securities lending (net)	58,574

Total Income	2,338,900

EXPENSES
Investment management fees	2,428,818
Distribution fees - Class B	484,525
Administrative fees	372,360
Custodian fees	50,382
Professional fees	15,338
Printing and mailing expenses	13,081
Trustees' fees	2,156
Miscellaneous	9,671

Gross expenses	3,376,331
Less: Fees paid indirectly	(44,233)

Net expenses	3,332,098

NET INVESTMENT LOSS	(993,198)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	21,432,434
Options written	(187,126)
Foreign currency transactions	17,314

Net realized gain	21,262,622

Change in unrealized appreciation (depreciation) on:
Securities	1,356,581
Options written	(3,727)
Foreign currency translations	(112)

Net change in unrealized appreciation	1,352,319

NET REALIZED AND UNREALIZED GAIN	22,614,941

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,621,743

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(993,198)	$(1,979,054)
Net realized gain on investments and foreign currency transactions	21,262,622	15,333,126
Net change in unrealized appreciation on investments and foreign currency translations	1,352,319	5,529,555

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	21,621,743	18,883,627

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	—	(766,849)
Class B	—	(17,273,592)

TOTAL DISTRIBUTIONS	—	(18,040,441)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 151,778 and 444,269 shares, respectively ]	1,757,280	4,909,861
Capital shares issued in reinvestment of distributions [ 0 and 71,048 shares, respectively ]	—	766,849
Capital shares repurchased [ (171,300) and (390,415) shares, respectively ]	(1,973,498)	(4,335,889)

Total Class A transactions	(216,218)	1,340,821

Class B
Capital shares sold [ 3,365,533 and 8,918,191 shares, respectively ]	38,379,713	97,805,926
Capital shares issued in reinvestment of distributions [ 0 and 1,620,342 shares, respectively]	—	17,273,592
Capital shares repurchased [ (3,859,449) and (6,247,787) shares, respectively ]	(43,652,124)	(68,365,869)

Total Class B transactions	(5,272,411)	46,713,649

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,488,629)	48,054,470

TOTAL INCREASE IN NET ASSETS	16,133,114	48,897,656
NET ASSETS:
Beginning of period	398,256,882	349,359,226

End of period (a)	$414,389,996	$398,256,882

(a) Includes accumulated net investment loss of	$(1,018,211)	$(25,013)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $2,350,496,380)
(Securities on loan at market value $356,326,304)	$2,353,656,098
Receivable for securities sold	39,640,501
Dividends, interest and other receivables	37,419,791
Receivable from Separate Accounts for Trust shares sold	1,727,728
Unrealized appreciation of forward foreign currency contracts	328,043
Other assets	30,293

Total assets	2,432,802,454

LIABILITIES
Overdraft payable	7,290,919
Overdraft payable of foreign cash	4,021,617
Collateral held for loaned securities	364,123,033
Payable for securities purchased	54,580,860
Investment management fees payable	964,695
Unrealized depreciation of forward foreign currency contracts	895,041
Payable to Separate Accounts for Trust shares redeemed	873,228
Administrative fees payable	257,530
Distribution fees payable—Class B	234,130
Trustees’ fees payable	38,148

Total liabilities	433,279,201

NET ASSETS	$1,999,523,253

Net assets were comprised of:
Paid in capital	$2,220,368,096
Accumulated undistributed net investment income	76,037,716
Accumulated net realized loss	(299,462,084)
Unrealized appreciation on investments, futures and foreign currency translations	2,579,525

Net assets	$1,999,523,253

Class A
Net asset value, offering and redemption price per share, $881,032,443 / 152,207,348 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.79

Class B
Net asset value, offering and redemption price per share, $1,118,490,810 / 194,573,731 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.75

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$84,449,748
Securities lending (net)	21,544

Total Income	84,471,292

EXPENSES
Investment management fees	5,738,900
Administrative fees	1,537,881
Distribution fees—Class B	1,396,336
Professional fees	95,051
Printing and mailing expenses	64,473
Custodian fees	64,373
Trustees’ fees	10,604
Miscellaneous	28,642

Total Expenses	8,936,260

NET INVESTMENT INCOME	75,535,032

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	19,296,253
Futures	(1,475,011)
Foreign currency transactions	(239,841)

Net realized gain	17,581,401

Change in unrealized appreciation (depreciation) on:
Securities	(35,493,340)
Futures	674,169
Foreign currency translations	1,614,612

Net change in unrealized depreciation	(33,204,559)

NET REALIZED AND UNREALIZED LOSS	(15,623,158)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,911,874

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$75,535,032	$134,095,109
Net realized gain (loss) on investments and foreign currency transactions	17,581,401	(5,646,208)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(33,204,559)	50,045,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	59,911,874	178,494,559

DIVIDENDS:
Dividends from net investment income
Class A	—	(59,039,233)
Class B	—	(73,375,113)

TOTAL DIVIDENDS	—	(132,414,346)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 17,948,829 and 30,965,342 shares, respectively ]	103,297,508	177,613,117
Capital shares issued in reinvestment of dividends [ 0 and 10,556,421 shares, respectively ]	—	59,039,233
Capital shares repurchased [ (18,137,490) and (29,993,676) shares, respectively ]	(104,167,233)	(170,057,927)

Total Class A transactions	(869,725)	66,594,423

Class B
Capital shares sold [ 18,396,201 and 29,311,823 shares, respectively ]	105,690,707	165,765,087
Capital shares issued in reinvestment of dividends [ 0 and 13,194,478 shares, respectively ]	—	73,375,113
Capital shares repurchased [ (21,199,923) and (37,142,824) shares, respectively ]	(121,646,575)	(209,701,913)

Total Class B transactions	(15,955,868)	29,438,287

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(16,825,593)	96,032,710

TOTAL INCREASE IN NET ASSETS	43,086,281	142,112,923
NET ASSETS:
Beginning of period	1,956,436,972	1,814,324,049

End of period (a)	$1,999,523,253	$1,956,436,972

(a) Includes accumulated undistributed net investment income of	$76,037,716	$502,684

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $2,752,821,107)
(Securities on loan at market value $496,056,805)	$3,228,045,325
Cash	26,236,207
Foreign Cash (Cost $5,445,000)	5,481,771
Foreign Cash Held at Broker as Collateral	2,751,911
Receivable for securities sold	21,947,798
Dividends, interest and other receivables	5,370,957
Receivable from Separate Accounts for Trust shares sold	3,387,517
Variation margin receivable on futures contracts	72,602
Other assets	635,770

Total assets	3,293,929,858

LIABILITIES
Collateral held for loaned securities	516,337,412
Payable for securities purchased	41,232,193
Investment management fees payable	2,236,354
Payable to Separate Accounts for Trust shares redeemed	961,313
Administrative fees payable	340,811
Distribution fees payable - Class B	175,339
Trustees’ fees payable	36,322

Total liabilities	561,319,744

NET ASSETS	$2,732,610,114

Net assets were comprised of:
Paid in capital	$2,131,081,662
Accumulated undistributed net investment income	21,292,275
Accumulated undistributed net realized gain	104,762,100
Unrealized appreciation on investments, futures, and foreign currency translations	475,474,077

Net assets	$2,732,610,114

Class A
Net asset value, offering and redemption price per share, $1,871,398,071 / 109,360,560 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.11

Class B
Net asset value, offering and redemption price per share, $861,212,043 / 50,482,166 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.06

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,860,978 foreign withholding tax)	$38,021,851
Interest	2,078,929
Securities lending (net)	1,802,248

Total income	41,903,028

EXPENSES
Investment management fees	11,949,483
Administrative fees	1,827,402
Distribution fees - Class B	1,006,954
Custodian fees	619,216
Printing and mailing expenses	74,160
Professional fees	27,619
Trustees’ fees	12,031
Miscellaneous	22,086

Gross expenses	15,538,951
Less: Fees paid indirectly	(8,225)

Net expenses	15,530,726

NET INVESTMENT INCOME	26,372,302

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	82,607,609
Futures	939,957
Foreign currency transactions	(130,504)

Net realized gain	83,417,062

Change in unrealized appreciation (depreciation) on:
Securities	115,691,226
Futures	(110,364)
Foreign currency translations	74,396

Net change in unrealized appreciation	115,655,258

NET REALIZED AND UNREALIZED GAIN	199,072,320

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$225,444,622

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$26,372,302	$10,585,558
Net realized gain on investments, futures, and foreign currency transactions	83,417,062	99,680,297
Net change in unrealized appreciation on investments, futures, and foreign currency translations	115,655,258	221,979,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	225,444,622	332,245,488

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(8,741,601)
Class B	—	(3,092,428)

	—	(11,834,029)

Distributions from net realized capital gains
Class A	—	(52,172,293)
Class B	—	(30,431,777)

	—	(82,604,070)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(94,438,099)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 23,763,150 and 57,490,990 shares, respectively ]	389,248,890	830,531,407
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,994,841 shares, respectively ]	—	60,913,894
Capital shares repurchased [ (1,443,025) and (3,583,648) shares, respectively ]	(23,657,785)	(51,199,878)

Total Class A transactions	365,591,105	840,245,423

Class B
Capital shares sold [ 8,002,035 and 22,000,941 shares, respectively ]	128,228,436	319,199,727
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,207,849 shares, respectively ]	—	33,524,205
Capital shares repurchased [ (6,742,833) and (9,541,422) shares, respectively ]	(108,765,067)	(137,681,385)

Total Class B transactions	19,463,369	215,042,547

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	385,054,474	1,055,287,970

TOTAL INCREASE IN NET ASSETS	610,499,096	1,293,095,359
NET ASSETS:
Beginning of period	2,122,111,018	829,015,659

End of period (a)	$2,732,610,114	$2,122,111,018

(a) Includes accumulated undistributed (overdistributed) net investment income of	$21,292,275	$(5,080,027)

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $916,914,958)
(Securities on loan at market value $78,131,969)	$1,031,838,449
Foreign Cash (Cost $692)	732
Receivable for securities sold	6,315,987
Dividends, interest and other receivables	1,074,866
Receivable from Separate Accounts for Trust shares sold	952,637
Other assets	5,874

Total assets	1,040,188,545

LIABILITIES
Overdraft payable	4
Collateral held for loaned securities	79,500,003
Payable for securities purchased	4,300,234
Investment management fees payable	705,665
Administrative fees payable	128,370
Payable to Separate Accounts for Trust shares redeemed	60,582
Distribution fees payable - Class B	44,676
Recoupment fees payable	28,841
Trustees’ fees payable	13,609
Accrued expenses	2,464

Total liabilities	84,784,448

NET ASSETS	$955,404,097

Net assets were comprised of:
Paid in capital	$785,265,578
Accumulated undistributed net investment income	3,369,977
Accumulated undistributed net realized gain	51,845,011
Unrealized appreciation on investments and foreign currency translations	114,923,531

Net assets	$955,404,097

Class A
Net asset value, offering and redemption price per share, $738,745,860 / 57,087,007 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.94

Class B
Net asset value, offering and redemption price per share, $216,658,237 / 16,759,212 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.93

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $22,307 foreign withholding tax)	$7,305,460
Interest	806,002
Securities lending (net)	319,362

Total income	8,430,824

EXPENSES
Investment management fees	3,951,332
Administrative fees	726,484
Distribution fees - Class B	261,675
Recoupment fees	49,575
Custodian fees	36,993
Printing and mailing expenses	28,034
Professional fees	18,041
Trustees’ fees	4,562
Miscellaneous	10,656

Gross expenses	5,087,352
Less: Fees paid indirectly	(35,615)

Net expenses	5,051,737

NET INVESTMENT INCOME	3,379,087

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	40,165,568
Foreign currency transactions	(22,545)

Net realized gain	40,143,023

Change in unrealized appreciation on:
Securities	26,255,002
Foreign currency translations	18

Net change in unrealized appreciation	26,255,020

NET REALIZED AND UNREALIZED GAIN	66,398,043

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,777,130

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,379,087	$4,282,638
Net realized gain on investments and foreign currency transactions	40,143,023	25,932,047
Net change in unrealized appreciation on investments and foreign currency translations	26,255,020	57,743,788

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	69,777,130	87,958,473

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(3,565,617)
Class B	—	(741,319)

	—	(4,306,936)

Distributions from net realized capital gains
Class A	—	(11,387,989)
Class B	—	(4,234,699)

	—	(15,622,688)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(19,929,624)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 9,392,018 and 22,488,493 shares, respectively ]	116,854,495	252,809,780
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,261,891 shares, respectively ]	—	14,953,606
Capital shares repurchased [ (2,323,171) and (2,395,573) shares, respectively ]	(29,577,062)	(26,833,361)

Total Class A transactions.	87,277,433	240,930,025

Class B
Capital shares sold [ 1,718,463 and 3,663,296 shares, respectively ]	21,442,577	41,341,710
Capital shares issued in reinvestment of dividends and distributions [ 0 and 422,202 shares, respectively ]	—	4,976,018
Capital shares repurchased [ (2,375,479) and (3,855,315) shares, respectively ]	(29,456,822)	(43,482,835)

Total Class B transactions	(8,014,245)	2,834,893

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	79,263,188	243,764,918

TOTAL INCREASE IN NET ASSETS	149,040,318	311,793,767
NET ASSETS:
Beginning of period	806,363,779	494,570,012

End of period (a)	$955,404,097	$806,363,779

(a) Includes accumulated undistributed (overdistributed) net investment income of	$3,369,977	$(9,110)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $356,904,153)
(Securities on loan at market value $26,973,850)	$419,764,487
Receivable for securities sold	2,107,851
Receivable from Separate Accounts for Trust shares sold	247,175
Dividends, interest and other receivables	245,526
Other assets	2,950

Total assets	422,367,989

LIABILITIES
Overdraft payable	3
Collateral held for loaned securities	27,239,831
Payable for securities purchased	2,886,038
Payable to Separate Accounts for Trust shares redeemed	302,301
Investment management fees payable	286,615
Distribution fees payable - Class B	76,246
Administrative fees payable	59,693
Trustees’ fees payable	6,049
Accrued expenses	1,815

Total liabilities	30,858,591

NET ASSETS	$391,509,398

Net assets were comprised of:
Paid in capital	$298,341,199
Accumulated net investment loss	(687,806)
Accumulated undistributed net realized gain	30,995,671
Unrealized appreciation on investments	62,860,334

Net assets	$391,509,398

Class A
Net asset value, offering and redemption price per share, $22,383,304 / 2,102,406 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.65

Class B
Net asset value, offering and redemption price per share, $369,126,094 / 35,167,546 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $567 foreign withholding tax)	$1,463,034
Interest	175,090
Securities lending (net)	20,741

Total income	1,658,865

EXPENSES
Investment management fees	1,742,930
Distribution fees - Class B	457,284
Administrative fees	359,283
Custodian fees	19,488
Professional fees	15,248
Printing and mailing expenses	12,554
Trustees’ fees	2,074
Miscellaneous	6,529

Gross expenses	2,615,390
Less: Waiver from investment advisor	(27,054)
Fees paid indirectly	(250,438)

Net expenses	2,337,898

NET INVESTMENT LOSS	(679,033)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	30,279,940
Net change in unrealized depreciation on securities	(3,803,631)

NET REALIZED AND UNREALIZED GAIN	26,476,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,797,276

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(679,033)	$(1,866,271)
Net realized gain on investments	30,279,940	22,699,347
Net change in unrealized depreciation on investments	(3,803,631)	(20,109,132)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	25,797,276	723,944

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	—	(983,003)
Class B	—	(17,694,019)

TOTAL DISTRIBUTIONS	—	(18,677,022)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [221,224 and 741,010 shares, respectively]	2,280,107	7,565,467
Capital shares issued in reinvestment of distributions [0 and 97,577 shares, respectively]	—	983,003
Capital shares repurchased [(238,506) and (427,834) shares, respectively]	(2,458,712)	(4,354,718)

Total Class A transactions	(178,605)	4,193,752

Class B
Capital shares sold [2,700,354 and 8,074,961 shares, respectively]	27,392,487	81,171,735
Capital shares issued in reinvestment of distributions [0 and 1,779,183 shares, respectively]	—	17,694,019
Capital shares repurchased [(5,450,338) and (7,157,269) shares, respectively]	(55,259,112)	(71,979,314)

Total Class B transactions	(27,866,625)	26,886,440

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,045,230)	31,080,192

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,247,954)	13,127,114
NET ASSETS:
Beginning of period	393,757,352	380,630,238

End of period (a)	$391,509,398	$393,757,352

(a) Includes accumulated net investment loss of	$(687,806)	$(8,773)

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $1,690,708,085)
(Securities on loan at market value $43,264,386)	$1,879,153,994
Cash	71,704
Receivable for securities sold	7,151,757
Receivable from Separate Accounts for Trust shares sold	2,673,853
Dividends, interest and other receivables	2,627,017
Other assets	12,281

Total assets	1,891,690,606

LIABILITIES
Collateral held for loaned securities	43,854,046
Payable for securities purchased	6,613,263
Investment management fees payable	1,330,137
Payable to Separate Accounts for Trust shares redeemed	554,631
Administrative fees payable	237,541
Distribution fees payable - Class B	155,604
Recoupment fees payable	40,322
Trustees’ fees payable	27,081
Accrued expenses	1,009

Total liabilities	52,813,634

NET ASSETS	$1,838,876,972

Net assets were comprised of:
Paid in capital	$1,482,877,580
Accumulated undistributed net investment income	11,860,931
Accumulated undistributed net realized gain	155,691,462
Unrealized appreciation on investments	188,446,999

Net assets	$1,838,876,972

Class A
Net asset value, offering and redemption price per share, $1,086,667,542 / 78,282,040 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.88

Class B
Net asset value, offering and redemption price per share, $752,209,430 / 54,251,511 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.87

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $96,984 foreign withholding tax)	$20,199,312
Interest	913,365
Securities lending (net)	90,227

Total income	21,202,904

EXPENSES
Investment management fees	7,629,631
Administrative fees	1,369,142
Distribution fees - Class B	899,323
Recoupment fees	217,908
Custodian fees	70,457
Printing and mailing expenses	55,928
Professional fees	23,446
Trustees’ fees	9,107
Miscellaneous	19,957

Gross expenses	10,294,899
Less: Fees paid indirectly	(970,333)

Net expenses	9,324,566

NET INVESTMENT INCOME	11,878,338

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	144,075,075
Foreign currency transactions	2,725

Net realized gain	144,077,800

Change in unrealized depreciation on:
Securities	(17,136,761)
Foreign currency translations	(2,446)

Net change in unrealized depreciation	(17,139,207)

NET REALIZED AND UNREALIZED GAIN	126,938,593

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$138,816,931

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,878,338	$12,824,941
Net realized gain on investments and foreign currency transactions	144,077,800	64,266,566
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(17,139,207)	149,562,738

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	138,816,931	226,654,245

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(8,201,985)
Class B	—	(4,635,213)

	—	(12,837,198)

Distributions from net realized capital gains
Class A	—	(28,519,535)
Class B	—	(22,497,903)

	—	(51,017,438)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(63,854,636)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [14,676,869 and 43,189,336 shares, respectively]	195,908,374	516,231,661
Capital shares issued in reinvestment of dividends and distributions [0 and 2,877,048 shares, respectively]	—	36,721,520
Capital shares repurchased [(7,688,362) and (2,426,429) shares, respectively]	(106,547,427)	(28,717,665)

Total Class A transactions	89,360,947	524,235,516

Class B
Capital shares sold [6,338,645 and 16,267,210 shares, respectively]	84,601,144	195,766,770
Capital shares issued in reinvestment of dividends and distributions [0 and 2,128,565 shares, respectively]	—	27,133,116
Capital shares repurchased [(6,836,471) and (10,723,895) shares, respectively]	(90,685,162)	(129,263,373)

Total Class B transactions	(6,084,018)	93,636,513

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	83,276,929	617,872,029

TOTAL INCREASE IN NET ASSETS	222,093,860	780,671,638
NET ASSETS:
Beginning of period	1,616,783,112	836,111,474

End of period (a)	$1,838,876,972	$1,616,783,112

(a) Includes accumulated undistributed (overdistributed) net investment income of	$11,860,931	$(17,407)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $886,761,586) (Securities on loan at market value $226,291,873	$1,029,068,176

Receivable for securities sold	4,492,694
Receivable from Separate Accounts for Trust shares sold	377,785
Dividends, interest and other receivables	191,415
Other assets	9,354

Total assets	1,034,139,424

LIABILITIES
Overdraft payable	39,710
Collateral held for loaned securities	230,269,522
Payable for securities purchased	3,831,720
Investment management fees payable	727,247
Payable to Separate Accounts for Trust shares redeemed	343,821
Distribution fees payable - Class B	117,157
Administrative fees payable	110,047
Trustees’ fees payable	12,201

Total liabilities	235,451,425

NET ASSETS	$798,687,999

Net assets were comprised of:
Paid in capital	$601,264,558
Accumulated net investment loss	(3,727,354)
Accumulated undistributed net realized gain	58,844,205
Unrealized appreciation on investments	142,306,590

Net assets	$798,687,999

Class A
Net asset value, offering and redemption price per share, $233,601,694 / 23,250,084 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.05

Class B
Net asset value, offering and redemption price per share, $565,086,305 / 57,204,583 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.88

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$1,336,996
Interest	312,491
Securities lending (net)	265,880

Total income	1,915,367

EXPENSES
Investment management fees	4,278,362
Distribution fees - Class B	690,810
Administrative fees	651,558
Custodian fees	50,713
Printing and mailing expenses	25,267
Professional fees	17,918
Trustees’ fees	4,139
Miscellaneous	11,384

Gross expenses	5,730,151
Less: Fees paid indirectly	(113,923)

Net expenses	5,616,228

NET INVESTMENT LOSS	(3,700,861)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	52,625,498
Net change in unrealized appreciation on securities	32,270,965

NET REALIZED AND UNREALIZED GAIN	84,896,463

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$81,195,602

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(3,700,861)	$(6,847,166)
Net realized gain on investments	52,625,498	83,322,965
Net change in unrealized appreciation (depreciation) on investments	32,270,965	(8,037,436)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	81,195,602	68,438,363

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	—	(22,299,544)
Class B	—	(54,024,854)

TOTAL DISTRIBUTIONS	—	(76,324,398)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [1,412,802 and 5,217,550 shares, respectively]	13,369,546	49,795,063
Capital shares issued in reinvestment of distributions [0 and 2,466,495 shares, respectively]	—	22,299,544
Capital shares repurchased [(3,667,382) and (6,699,119) shares, respectively]	(33,580,253)	(64,098,826)

Total Class A transactions	(20,210,707)	7,995,781

Class B
Capital shares sold [2,944,774 and 10,984,913 shares, respectively]	27,622,731	104,492,969
Capital shares issued in reinvestment of distributions [0 and 6,068,076 shares, respectively]	—	54,024,854
Capital shares repurchased [(6,768,212) and (11,343,121) shares, respectively]	(63,643,331)	(106,861,669)

Total Class B transactions	(36,020,600)	51,656,154

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(56,231,307)	59,651,935

TOTAL INCREASE IN NET ASSETS	24,964,295	51,765,900
NET ASSETS:
Beginning of period	773,723,704	721,957,804

End of period (a)	$798,687,999	$773,723,704

(a) Includes accumulated net investment loss of	$(3,727,354)	$(26,493)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $1,308,834,363) (Securities on loan at market value $318,164,244)	$1,518,094,618

Cash	87,935
Receivable for securities sold	5,286,305
Dividends, interest and other receivables	1,158,352
Receivable from Separate Accounts for Trust shares sold	690,712
Other assets	9,373

Total assets	1,525,327,295

LIABILITIES
Overdraft payable of foreign cash	51,622
Collateral held for loaned securities	324,848,747
Payable for securities purchased	5,275,248
Investment management fees payable	1,073,567
Payable to Separate Accounts for Trust shares redeemed	756,138
Administrative fees payable	158,066
Distribution fees payable - Class B	134,461
Trustees’ fees payable	17,382
Accrued expenses	37,359

Total liabilities	332,352,590

NET ASSETS	$1,192,974,705

Net assets were comprised of:
Paid in capital	$934,700,835
Accumulated undistributed net investment income	166,052
Accumulated undistributed net realized gain	48,847,779
Unrealized appreciation on investments and foreign currency translations	209,260,039

Net assets	$1,192,974,705

Class A
Net asset value, offering and redemption price per share, $544,558,461 / 48,880,459 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.14

Class B
Net asset value, offering and redemption price per share, $648,416,244 / 59,186,518 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.96

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $87,238 foreign withholding tax)	$6,971,661
Interest	596,573
Securities lending (net)	191,508

Total income	7,759,742

EXPENSES
Investment management fees	5,831,866
Administrative fees	865,328
Distribution fees - Class B	782,200
Custodian fees	72,350
Printing and mailing expenses	33,916
Professional fees	19,723
Trustees’ fees	5,494
Miscellaneous Fees paid indirectly	13,326

Gross expenses	7,624,203
Less: Fees paid indirectly	(23,833)

Net expenses	7,600,370

NET INVESTMENT INCOME	159,372

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	41,805,032
Foreign currency transactions	(2,467)

Net realized gain	41,802,565

Change in unrealized appreciation (depreciation) on:
Securities	67,691,276
Foreign currency translations	(97)

Net change in unrealized appreciation	67,691,179

NET REALIZED AND UNREALIZED GAIN	109,493,744

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$109,653,116

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$159,372	$753,851
Net realized gain on investments and foreign currency transactions	41,802,565	94,692,210
Net change in unrealized appreciation on investments and foreign currency translations	67,691,179	27,126,610

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	109,653,116	122,572,671

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(706,658)

Distributions from net realized capital gains
Class A	—	(38,650,458)
Class B	—	(62,054,877)

	—	(100,705,335)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(101,411,993)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [12,671,667 and 11,052,476 shares, respectively]	137,979,176	115,111,376
Capital shares issued in reinvestment of dividends and distributions [0 and 3,946,670 shares, respectively]	—	39,357,116
Capital shares repurchased [(2,492,642) and (9,091,923) shares, respectively]	(25,835,949)	(93,686,609)

Total Class A transactions	112,143,227	60,781,883

Class B
Capital shares sold [5,212,889 and 12,126,304 shares, respectively]	54,565,450	123,877,442
Capital shares issued in reinvestment of dividends and distributions [0 and 6,320,851 shares, respectively]	—	62,054,877
Capital shares repurchased [(6,793,777) and (10,817,249) shares, respectively]	(71,200,966)	(110,314,738)

Total Class B transactions	(16,635,516)	75,617,581

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	95,507,711	136,399,464

TOTAL INCREASE IN NET ASSETS	205,160,827	157,560,142
NET ASSETS:
Beginning of period	987,813,878	830,253,736

End of period (a)	$1,192,974,705	$987,813,878

(a) Includes accumulated undistributed net investment income of	$166,052	$6,680

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $345,953,587) (Securities on loan at market value $92,438,253)	$393,557,125
Cash	997,366
Dividends, interest and other receivables	795,598
Receivable for securities sold	250,691
Receivable from Separate Accounts for Trust shares sold	207,668
Other assets	1,572

Total assets	395,810,020

LIABILITIES
Collateral held for loaned securities	96,286,136
Payable for securities purchased	877,567
Payable to Separate Accounts for Trust shares redeemed	435,350
Investment management fees payable	272,557
Distribution fees payable—Class B	62,044
Administrative fees payable	48,520
Trustees’ fees payable	788
Accrued expenses	19,281

Total liabilities	98,002,243

NET ASSETS	$297,807,777

Net assets were comprised of:
Paid in capital	$249,733,932
Accumulated undistributed net investment income	492,546
Accumulated net realized loss	(22,239)
Unrealized appreciation on investments	47,603,538

Net assets	$297,807,777

Class B
Net asset value, offering and redemption price per share, $297,807,777 / 28,431,953 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.47

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$1,795,544
Interest	100,798
Securities lending (net)	563,933

Total income	2,460,275

EXPENSES
Investment management fees	1,474,761
Distribution fees—Class B	364,964
Administrative fees	288,190
Professional fees	24,187
Printing and mailing expenses	18,006
Custodian fees	7,888
Trustees’ fees	2,612
Miscellaneous	4,688

Gross expenses	2,185,296
Less: Waiver from investment advisor	(217,986)

Net expenses	1,967,310

NET INVESTMENT INCOME	492,965

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	10,903,787
Net change in unrealized appreciation on securities	15,745,088

NET REALIZED AND UNREALIZED GAIN	26,648,875

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,141,840

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$492,965	$(1,976,965)
Net realized gain (loss) on investments	10,903,787	(10,926,026)
Net change in unrealized appreciation on investments	15,745,088	25,803,941

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	27,141,840	12,900,950

DISTRIBUTIONS:
Class B
Distributions from net realized capital gains	—	(3,441,458)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 4,608,276 and 18,235,678 shares, respectively ]	47,404,933	177,478,314
Capital shares issued in reinvestment of distributions [ 0 and 393,328 shares, respectively ]	—	3,441,458
Capital shares repurchased [ (5,343,698) and (9,623,840) shares, respectively ]	(54,548,630)	(89,180,006)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,143,697)	91,739,766

TOTAL INCREASE IN NET ASSETS	19,998,143	101,199,258
NET ASSETS:
Beginning of period	277,809,634	176,610,376

End of period (a)	$297,807,777	$277,809,634

(a) Includes accumulated undistributed net investment income (loss) of	$492,546	$(419)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $2,225,018,416) (Securities on loan at market value $198,939,803)	$2,306,308,496
Cash	4,392,875
Receivable for securities sold	73,163,309
Receivable from Separate Accounts for Trust shares sold	1,888,861
Dividends, interest and other receivables	1,757,542
Other assets	13,429

Total assets	2,387,524,512

LIABILITIES
Collateral held for loaned securities	204,912,646
Payable for securities purchased	106,371,051
Payable to Separate Accounts for Trust shares redeemed	1,786,672
Investment management fees payable	1,491,536
Distribution fees payable—Class B	524,578
Administrative fees payable	409,529
Trustees’ fees payable	12,832
Accrued expenses	45,865

Total liabilities	315,554,709

NET ASSETS	$2,071,969,803

Net assets were comprised of:
Paid in capital	$1,811,939,762
Accumulated undistributed net investment income	9,327,503
Accumulated undistributed net realized gain	169,412,458
Unrealized appreciation on investments	81,290,080

Net assets	$2,071,969,803

Class A
Net asset value, offering and redemption price per share, $782,321,601/ 54,618,839 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.32

Class B
Net asset value, offering and redemption price per share, $1,289,648,202 / 90,084,729 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.32

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $9,179 foreign withholding tax)	$16,799,308
Interest	2,412,078
Securities lending (net)	689,848

Total income	19,901,234

EXPENSES
Investment management fees	7,743,391
Distribution fees—Class B	1,610,939
Administrative fees	1,526,374
Printing and mailing expenses	117,460
Custodian fees	94,265
Professional fees	37,369
Trustees’ fees	12,880
Miscellaneous	244,058

Gross expenses	11,386,736
Less: Waiver from investment advisor	(466,180)
Fees paid indirectly	(358,543)

Net expenses	10,562,013

NET INVESTMENT INCOME	9,339,221

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	125,853,496
Futures	103,018

Net realized gain	125,956,514
Net change in unrealized depreciation on securities	(49,167,216)

NET REALIZED AND UNREALIZED GAIN	76,789,298

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$86,128,519

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,339,221	$5,261,609
Net realized gain on investments	125,956,514	246,027,048
Net change in unrealized appreciation (depreciation) on investments	(49,167,216)	16,121,489

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	86,128,519	267,410,146

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(2,907,950)
Class B	—	(3,472,476)

	—	(6,380,426)

Distributions from net realized capital gains
Class A	—	(64,147,036)
Class B	—	(150,994,169)

	—	(215,141,205)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(221,521,631)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [12,767,668 and 4,753,399 shares, respectively]	179,068,913	68,908,035
Capital shares issued in reinvestment of dividends and distributions [0 and 4,947,513 shares, respectively]	—	67,054,986
Capital shares repurchased [(319,446) and (6,682,520) shares, respectively]	(4,483,507)	(96,655,993)

Total Class A transactions	174,585,406	39,307,028

Class B
Capital shares sold [4,563,674 and 13,719,493 shares, respectively]	64,277,143	196,371,087
Capital shares issued in reinvestment of dividends and distributions [0 and 11,386,504 shares, respectively]	—	154,466,645
Capital shares repurchased [(11,256,388) and (14,568,068) shares, respectively]	(157,517,522)	(208,411,040)

Total Class B transactions	(93,240,379)	142,426,692

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	81,345,027	181,733,720

TOTAL INCREASE IN NET ASSETS	167,473,546	227,622,235
NET ASSETS:
Beginning of period	1,904,496,257	1,676,874,022

End of period (a)	$2,071,969,803	$1,904,496,257

(a) Includes accumulated undistributed (overdistributed) net investment income of	$9,327,503	$(11,718)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $551,036,084) (Securities on loan at market value $78,302,577)	$635,342,338
Cash	743,854
Foreign cash (Cost $ 42)	43
Receivable for securities sold	12,783,975
Dividends, interest and other receivables	318,837
Receivable from Separate Accounts for Trust shares sold	279,516
Other assets	4,146

Total assets	649,472,709

LIABILITIES
Collateral held for loaned securities	79,133,189
Payable for securities purchased	14,443,168
Investment management fees payable	541,312
Payable to Separate Accounts for Trust shares redeemed	519,877
Distribution fees payable—Class B	108,696
Administrative fees payable	79,793
Trustees’ fees payable	10,440
Accrued expenses	27,256

Total liabilities	94,863,731

NET ASSETS	$554,608,978

Net assets were comprised of:
Paid in capital	$588,182,043
Accumulated net investment loss	(2,388,891)
Accumulated undistributed net realized loss	(115,488,545)
Unrealized appreciation on investments and foreign currency translation	84,304,371

Net assets	$554,608,978

Class A
Net asset value, offering and redemption price per share, $28,265,187 / 2,284,989 shares outstanding (unlimited amount authorized: $0.001 par value).	$12.37

Class B
Net asset value, offering and redemption price per share, $526,343,791 / 43,161,711 shares outstanding (unlimited amount authorized: $ 0.001 par value)	$12.19

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $38,408 foreign withholding tax)	$1,556,178
Interest	352,073
Securities lending (net)	100,200

Total income	2,008,451

EXPENSES
Investment management fees	3,205,855
Distribution fees—Class B	632,674
Administrative fees	468,742
Custodian fees	72,698
Professional fees	19,877
Printing and mailing expenses	17,197
Trustees’ fees	2,861
Miscellaneous	12,517

Gross expenses	4,432,421
Less: Fees paid indirectly	(36,987)

Net expenses	4,395,434

NET INVESTMENT LOSS	(2,386,983)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	38,903,783
Foreign currency transactions	(62,968)

Net realized gain	38,840,815

Change in unrealized appreciation (depreciation) on:
Securities	20,167,379
Foreign currency translations	(1,976)

Net change in unrealized appreciation	20,165,403

NET REALIZED AND UNREALIZED GAIN	59,006,218

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,619,235

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,386,983)	$(5,037,828)
Net realized gain on investments and foreign currency transactions	38,840,815	47,631,895
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	20,165,403	(5,630,050)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	56,619,235	36,964,017

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 216,001 and 1,043,992 shares, respectively ]	2,480,659	11,036,745
Capital shares repurchased [ (491,512) and (1,121,111) shares, respectively ]	(5,627,708)	(11,900,421)

Total Class A transactions	(3,147,049)	(863,676)

Class B
Capital shares sold [ 4,651,319 and 14,490,105 shares, respectively ]	52,633,886	153,218,571
Capital shares repurchased [ (8,548,417) and (17,034,489) shares, respectively ]	(96,522,293)	(179,030,768)

Total Class B transactions	(43,888,407)	(25,812,197)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(47,035,456)	(26,675,873)

TOTAL INCREASE IN NET ASSETS	9,583,779	10,288,144
NET ASSETS:
Beginning of period	545,025,199	534,737,055

End of period (a)	$554,608,978	$545,025,199

(a) Includes accumulated net investment loss of	$(2,388,891)	$(1,908)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at cost:
Affiliated Issuers (Cost $7,196,042)	$7,493,447
Unaffiliated Issuers (Amortized Cost $9,785)	9,785
Receivable from Separate Accounts for Trust shares sold	142,483
Receivable for securities sold	20,809
Receivable from investment manager	14,958
Dividends, interest and other receivables	159

Total assets	7,681,641

LIABILITIES
Overdraft payable	20,809
Administrative fees payable	3,768
Distribution fees payable—Class B	1,368
Trustees’ fees payable	94
Payable to Separate Accounts for Trust shares redeemed	12
Accrued expenses	447

Total liabilities	26,498

NET ASSETS	$7,655,143

Net assets were comprised of:
Paid in capital	$7,320,487
Accumulated net investment loss	(12,645)
Accumulated undistributed net realized gain	49,896
Unrealized appreciation on investments	297,405

Net assets	$7,655,143

Class A
Net asset value, offering and redemption price per share, $572,518 / 51,205 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.18

Class B
Net asset value, offering and redemption price per share, $7,082,625 / 634,248 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.17

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$904

EXPENSES
Administrative fees	20,915
Custodian fees	15,709
Professional fees	7,959
Distribution fees—Class B	5,242
Investment management fees	2,373
Printing and mailing expenses	141
Trustees’ fees	19
Miscellaneous	1,601

Gross expenses	53,959
Less: Waiver from investment advisor	(23,288)
Reimbursement from investment manager	(17,121)

Net expenses	13,550

NET INVESTMENT LOSS	(12,646)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities (All realized gain from affiliates)	11,461
Net change in unrealized appreciation on securities	276,616

NET REALIZED AND UNREALIZED GAIN	288,077

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$275,431

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	August 31, 2006* to December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,646)	$51,061
Net realized gain on investments	11,461	43,414
Net change in unrealized appreciation on investments	276,616	20,789

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	275,431	115,264

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(12,530)
Class B	—	(43,399)

	—	(55,929)

Distributions from net realized capital gains
Class A	—	(130)
Class B	—	(468)

	—	(598)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(56,527)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,205 shares, respectively ]	—	12,660

Class B
Capital shares sold [ 473,385 and 142,984 shares, respectively ]	5,153,924	1,500,315
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,174 shares, respectively ]	—	43,867
Capital shares repurchased [ (31,165) and (5,130) shares, respectively ]	(337,038)	(52,753)

Total Class B transactions	4,816,886	1,491,429

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,816,886	1,504,089

TOTAL INCREASE IN NET ASSETS	5,092,317	1,562,826
NET ASSETS:
Beginning of period	2,562,826	1,000,000

End of period (a)	$7,655,143	$2,562,826

(a) Includes accumulated undistributed net investment income (loss) of	$(12,645)	$1

* The Portfolio commenced operations on August 31, 2006.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at cost:
Affiliated Issuers (Cost $10,043,224)	$10,435,967
Unaffiliated Issuers (Amortized Cost $13,923)	13,923
Receivable for securities sold	238,259
Receivable from Separate Accounts for Trust shares sold	44,130
Receivable from investment manager	14,147
Dividends, interest and other receivables	267

Total assets	10,746,693

LIABILITIES
Overdraft payable	238,259
Administrative fees payable	4,110
Distribution fees payable—Class B	1,936
Payable to Separate Accounts for Trust shares redeemed	135
Trustees’ fees payable	112
Accrued expenses	416

Total liabilities	244,968

NET ASSETS	$10,501,725

Net assets were comprised of:
Paid in capital	$10,071,730
Accumulated net investment loss	(14,993)
Accumulated undistributed net realized gain	52,245
Unrealized appreciation on investments	392,743

Net assets	$10,501,725

Class A
Net asset value, offering and redemption price per share, $580,165 / 51,039 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.37

Class B
Net asset value, offering and redemption price per share, $9,921,560 / 873,889 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.35

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$1,565

EXPENSES
Administrative fees	21,670
Custodian fees	15,359
Professional fees	7,962
Distribution fees—Class B	6,494
Investment management fees	2,876
Printing and mailing expenses	160
Trustees’ fees	21
Miscellaneous	1,563

Gross expenses	56,105
Less: Waiver from investment advisor	(24,546)
Reimbursement from investment manager	(14,994)

Net expenses	16,565

NET INVESTMENT LOSS	(15,000)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities (All realized gain from affiliates)	4,487
Net change in unrealized appreciation on securities	353,313

NET REALIZED AND UNREALIZED GAIN	357,800

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$342,800

STATEMENT OF CHANGES IN NET ASSETS	Six Months Ended June 30, 2007 (Unaudited)	August 31, 2006* to December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(15,000)	$45,335
Net realized gain on investments	4,487	52,960
Net change in unrealized appreciation on investments	353,313	39,430

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	342,800	137,725

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(10,905)
Class B	—	(39,584)

	—	(50,489)

Distributions from net realized capital gains
Class A	—	(125)
Class B	—	(474)

	—	(599)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(51,088)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,039 shares, respectively ]	—	11,030

Class B
Capital shares sold [ 689,380 and 151,710 shares, respectively ]	7,657,663	1,594,244
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,773 shares, respectively ]	—	40,058
Capital shares repurchased [ (17,695) and (3,279) shares, respectively ]	(196,273)	(34,434)

Total Class B transactions	7,461,390	1,599,868

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,461,390	1,610,898

TOTAL INCREASE IN NET ASSETS	7,804,190	1,697,535
NET ASSETS:
Beginning of period	2,697,535	1,000,000

End of period (a)	$10,501,725	$2,697,535

(a) Includes accumulated undistributed net investment income (loss) of	$(14,993)	$7
* The Portfolio commenced operations on August 31, 2006.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at cost:
Affiliated Issuers (Cost $5,244,625)	$5,547,430
Unaffiliated Issuers (Amortized Cost $37,831)	37,831
Receivable from investment manager	15,079
Receivable from Separate Accounts for Trust shares sold	7,975
Receivable for securities sold	4,524
Dividends, interest and other receivables	137

Total assets	5,612,976

LIABILITIES
Overdraft payable	4,524
Payable to Separate Accounts for Trust shares redeemed	98,001
Administrative fees payable	3,539
Distribution fees payable—Class B	983
Trustees’ fees payable	68
Accrued expenses	420

Total liabilities	107,535

NET ASSETS	$5,505,441

Net assets were comprised of:
Paid in capital	$5,172,440
Accumulated net investment loss	(8,422)
Accumulated undistributed net realized gain	38,618
Unrealized appreciation on investments	302,805

Net assets	$5,505,441

Class A
Net asset value, offering and redemption price per share, $587,330 / 50,858 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.55

Class B
Net asset value, offering and redemption price per share, $4,918,111 / 426,391 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.53

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$846

EXPENSES
Administrative fees	19,847
Custodian fees	15,559
Professional fees	7,951
Distribution fees—Class B	3,450
Investment management fees	1,661
Printing and mailing expenses	95
Trustees’ fees	12
Miscellaneous	1,561

Gross expenses	50,136
Less: Waiver from investment advisor	(21,508)
Reimbursement from investment manager	(19,361)

Net expenses	9,267

NET INVESTMENT LOSS	(8,421)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities (All realized gain from affiliates)	3,037
Net change in unrealized appreciation on securities	247,147

NET REALIZED AND UNREALIZED GAIN	250,184

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$241,763

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	August 31, 2006* to December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(8,421)	$22,096
Net realized gain on investments	3,037	39,483
Net change in unrealized appreciation on investments	247,147	55,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	241,763	117,237

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(9,000)
Class B	—	(16,850)

	—	(25,850)

Distributions from net realized capital gains
Class A	—	(190)
Class B	—	(375)

	—	(565)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(26,415)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends and distributions [ 0 and 858 shares, respectively ]	—	9,190

Class B
Capital shares sold [ 328,779 and 67,844 shares, respectively ]	3,674,444	715,356
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,608 shares, respectively ]	—	17,225
Capital shares repurchased [ (16,493) and (5,347) shares, respectively ]	(186,537)	(56,822)

Total Class B transactions	3,487,907	675,759

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,487,907	684,949

TOTAL INCREASE IN NET ASSETS	3,729,670	775,771
NET ASSETS:
Beginning of period	1,775,771	1,000,000

End of period (a)	$5,505,441	$1,775,771

(a) Includes accumulated overdistributed net investment income (loss) of	$(8,422)	$(1)

* The Portfolio commenced operations on August 31, 2006.
See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at cost:
Affiliated Issuers (Cost $3,675,125)	$3,910,809
Unaffiliated Issuers (Amortized Cost $14,279)	14,279
Receivable for securities sold	53,107
Receivable from investment manager	9,241
Receivable from Separate Accounts for Trust shares sold	6,497
Dividends, interest and other receivables	115

Total assets	3,994,048

LIABILITIES
Overdraft payable	53,107
Payable to Separate Accounts for Trust shares redeemed	6,641
Administrative fees payable	3,335
Distribution fees payable - Class B	642
Trustees’ fees payable	52
Accrued expenses	430

Total liabilities	64,207

NET ASSETS	$3,929,841

Net assets were comprised of:
Paid in capital	$3,648,677
Accumulated net investment loss	(6,362)
Accumulated undistributed net realized gain	51,842
Unrealized appreciation on investments	235,684

Net assets	$3,929,841

Class A
Net asset value, offering and redemption price per share, $595,311 / 50,717 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.74

Class B
Net asset value, offering and redemption price per share, $3,334,530 / 284,440 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$488

EXPENSES
Administrative fees	19,245
Custodian fees	9,459
Professional fees	7,948
Distribution fees - Class B	2,440
Investment management fees	1,259
Printing and mailing expenses	75
Trustees’ fees	10
Miscellaneous	1,560

Gross expenses	41,996
Less: Waiver from investment advisor	(20,504)
Reimbursement from investment manager	(14,642)

Net expenses	6,850

NET INVESTMENT LOSS	(6,362)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities (All realized gain from affiliates)	12,162
Net change in unrealized appreciation	184,780

NET REALIZED AND UNREALIZED GAIN	196,942

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$190,580

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	August 31, 2006* to December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,362)	$17,300
Net realized gain on investments	12,162	43,596
Net change in unrealized appreciation on investments	184,780	50,904

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	190,580	111,800

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(7,695)
Class B	—	(13,713)

	—	(21,408)

Distributions from net realized capital gains
Class A	—	(50)
Class B	—	(95)

	—	(145)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(21,553)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends and distributions [0 and 717 shares, respectively]	—	7,745

Class B
Capital shares sold [206,178 and 51,940 shares, respectively]	2,347,126	559,665
Capital shares issued in reinvestment of dividends and distributions [0 and 1,278 shares, respectively]	—	13,808
Capital shares repurchased [(18,577) and (6,379) shares, respectively]	(210,416)	(68,914)

Total Class B transactions	2,136,710	504,559

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,136,710	512,304

TOTAL INCREASE IN NET ASSETS	2,327,290	602,551
NET ASSETS:
Beginning of period	1,602,551	1,000,000

End of period (a)	$3,929,841	$1,602,551

(a) Includes accumulated net investment loss of	$(6,362)	$—

* The Portfolio commenced operations on August 31, 2006.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2007 (Unaudited) (c)	Year Ended December 31,			July 31, 2003* to December 31, 2003 (c)
		2006 (c)	2005 (c)	2004 (c)
Net asset value, beginning of period	$10.87	$10.69	$10.80	$10.45	$10.00

Income (loss) from investment operations:
Net investment income	0.03	0.41	0.34	0.38	0.53
Net realized and unrealized gain (loss) on investments	0.21	0.30	(0.04)	0.28	0.06

Total from investment operations	0.24	0.71	0.30	0.66	0.59

Less distributions:
Dividends from net investment income	—	(0.38)	(0.30)	(0.30)	(0.14)
Distributions from net realized gains	—	(0.15)	(0.11)	(0.01)	—

Total dividends and distributions	—	(0.53)	(0.41)	(0.31)	(0.14)

Net asset value, end of period	$11.11	$10.87	$10.69	$10.80	$10.45

Total return (b)	2.30%	6.55%	2.78%	6.29%	5.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,012	$4,999	$3,054	$2,071	$93
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.30%	0.32%	0.32%	0.51%	9.14%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.58%	3.80%	3.17%	3.50%	12.33	%(l)
Before waivers and reimbursements (a)	0.38%	3.58%	2.95%	3.09%	3.29	%(l)
Portfolio turnover rate	23%	55%	101%	18%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.04	$0.39

Class B	Six Months Ended June 30, 2007 (Unaudited) (c)	Year Ended December 31,			July 31, 2003* to December 31, 2003 (c)
		2006 (c)	2005 (c)	2004 (c)
Net asset value, beginning of period	$10.87	$10.69	$10.80	$10.45	$10.00

Income (loss) from investment operations:
Net investment income	0.02	0.38	0.32	0.35	0.53
Net realized and unrealized gain (loss) on investments	0.21	0.30	(0.05)	0.28	0.05

Total from investment operations	0.23	0.68	0.27	0.63	0.58

Less distributions:
Dividends from net investment income	—	(0.35)	(0.27)	(0.27)	(0.13)
Distributions from net realized gains	—	(0.15)	(0.11)	(0.01)	—

Total dividends and distributions	—	(0.50)	(0.38)	(0.28)	(0.13)

Net asset value, end of period	$11.10	$10.87	$10.69	$10.80	$10.45

Total return (b)	2.12%	6.37%	2.52%	6.02%	5.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$458,609	$339,978	$217,999	$109,357	$5,986
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.55%	0.57%	0.57%	0.76%	9.39%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.33%	3.48%	2.92%	3.25%	12.08	%(l)
Before waivers and reimbursements (a)	0.13%	3.26%	2.70%	2.84%	3.04	%(l)
Portfolio turnover rate	23%	55%	101%	18%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.04	$0.40

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2007 (Unaudited) (c)	Year Ended December 31,			July 31, 2003* to December 31, 2003 (c)
		2006 (c)	2005 (c)	2004 (c)
Net asset value, beginning of period	$11.61	$11.16	$11.22	$10.66	$10.00

Income from investment operations:
Net investment income	0.03	0.36	0.30	0.33	0.47
Net realized and unrealized gain on investments	0.38	0.65	0.09	0.52	0.33

Total from investment operations	0.41	1.01	0.39	0.85	0.80

Less distributions:
Dividends from net investment income	—	(0.36)	(0.25)	(0.28)	(0.14)
Distributions from net realized gains	—	(0.20)	(0.20)	(0.01)	—

Total dividends and distributions	—	(0.56)	(0.45)	(0.29)	(0.14)

Net asset value, end of period	$12.02	$11.61	$11.16	$11.22	$10.66

Total return (b)	3.53%	9.06%	3.53%	7.96%	8.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,526	$5,544	$3,466	$1,403	$225
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.27%	0.28%	0.29%	0.40%	4.23%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.43%	3.10%	2.74%	3.01%	10.64	%(l)
Before waivers and reimbursements (a)	0.26%	2.91%	2.55%	2.71%	6.51	%(l)
Portfolio turnover rate	13%	20%	64%	5%	8%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.03	$0.18

Class B	Six Months Ended June 30, 2007 (Unaudited) (c)	Year Ended December 31,			July 31, 2003* to December 31, 2003 (c)
		2006 (c)	2005 (c)	2004 (c)
Net asset value, beginning of period	$11.61	$11.16	$11.22	$10.66	$10.00

Income from investment operations:
Net investment income	0.01	0.33	0.27	0.30	0.46
Net realized and unrealized gain on investments	0.39	0.64	0.09	0.52	0.33

Total from investment operations	0.40	0.97	0.36	0.82	0.79

Less distributions:
Dividends from net investment income	—	(0.32)	(0.22)	(0.25)	(0.13)
Distributions from net realized gains	—	(0.20)	(0.20)	(0.01)	—

Total dividends and distributions	—	(0.52)	(0.42)	(0.26)	(0.13)

Net asset value, end of period	$12.01	$11.61	$11.16	$11.22	$10.66

Total return (b)	3.45%	8.78%	3.27%	7.68%	7.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$972,422	$809,200	$487,000	$214,970	$9,486
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.52%	0.53%	0.54%	0.65%	4.48%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.19%	2.84%	2.49%	2.76%	10.39	%(l)
Before waivers and reimbursements (a)	0.01%	2.65%	2.30%	2.46%	6.26	%(l)
Portfolio turnover rate	13%	20%	64%	5%	8%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.03	$0.18

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO (f)(k)

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2007 (Unaudited) (c)	Year Ended December 31,
		2006 (c)	2005 (c)	2004 (c)	2003 (c)		2002
Net asset value, beginning of period	$16.93	$15.88	$15.51	$14.63	$12.54		$14.52

Income (loss) from investment operations:
Net investment income	0.04	0.39	0.33	0.25	0.33		0.33
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.75	1.29	0.46	1.06	2.10		(2.15)

Total from investment operations	0.79	1.68	0.79	1.31	2.43		(1.82)

Less distributions:
Dividends from net investment income	—	(0.49)	(0.42)	(0.43)	(0.34)		(0.16)
Distributions from net realized gains	—	(0.14)	—	—	—		—

Total dividends and distributions	—	(0.63)	(0.42)	(0.43)	(0.34)		(0.16)

Net asset value, end of period	$17.72	$16.93	$15.88	$15.51	$14.63		$12.54

Total return (b)	4.67%	10.58%	5.06%	8.99%	19.40%		(12.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,179,051	$3,103,418	$3,052,781	$3,160,074	$3,141,256		$2,908,058
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%	0.42%		0.65%
After waivers, reimbursements and fees paid indirectly (a)	0.10%	0.10%	0.10%	0.09%	0.37%		0.63%
Before waivers, reimbursements and fees paid indirectly (a)	0.26%	0.27%	0.27%	0.26%	0.49%		0.66%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.43%	2.36%	2.11%	1.65%	2.42%		1.91%
After waivers, reimbursements and fees paid indirectly (a)	0.43%	2.36%	2.11%	1.66%	2.47%		1.93%
Before waivers, reimbursements and fees paid indirectly (a)	0.27%	2.20%	1.94%	1.49%	2.35%		1.90%
Portfolio turnover rate	5%	19%	34%	— ‡%	324	%(h)	337%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.03	$0.02	$0.01		$— #

Class B	Six Months Ended June 30, 2007 (Unaudited) (c)	Year Ended December 31,
		2006 (c)	2005 (c)	2004 (c)	2003 (c)		2002
Net asset value, beginning of period	$16.84	$15.79	$15.43	$14.55	$12.47		$14.45

Income (loss) from investment operations:
Net investment income	0.02	0.37	0.27	0.21	0.30		0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.74	1.26	0.46	1.06	2.08		(2.10)

Total from investment operations	0.76	1.63	0.73	1.27	2.38		(1.84)

Less distributions:
Dividends from net investment income	—	(0.44)	(0.37)	(0.39)	(0.30)		(0.14)
Distributions from net realized gains	—	(0.14)	—	—	—		—

Total dividends and distributions	—	(0.58)	(0.37)	(0.39)	(0.30)		(0.14)

Net asset value, end of period	$17.60	$16.84	$15.79	$15.43	$14.55		$12.47

Total return (b)	4.51%	10.34%	4.74%	8.75%	19.11%		(12.71)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,615,830	$4,867,869	$3,518,020	$2,341,547	$1,261,402		$665,088
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%	0.67%		0.90%
After waivers, reimbursements and fees paid indirectly (a)	0.35%	0.35%	0.35%	0.34%	0.62%		0.88%
Before waivers, reimbursements and fees paid indirectly (a)	0.51%	0.52%	0.52%	0.51%	0.74%		0.91%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.18%	2.26%	1.86%	1.40%	2.17%		1.66%
After waivers, reimbursements and fees paid indirectly (a)	0.18%	2.26%	1.86%	1.41%	2.22%		1.68%
Before waivers, reimbursements and fees paid indirectly (a)	0.02%	2.09%	1.69%	1.24%	2.10%		1.65%
Portfolio turnover rate	5%	19%	34%	— ‡%	324	%(h)	337%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.03	$0.02	$0.01		$— #

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2007 (Unaudited) (c)	Year Ended December 31,			July 31, 2003* to December 31, 2003
		2006 (c)	2005 (c)	2004 (c)
Net asset value, beginning of period	$13.89	$12.60	$12.25	$11.17	$10.00

Income from investment operations:
Net investment income	0.02	0.32	0.23	0.26	0.09
Net realized and unrealized gain on investments	0.80	1.52	0.62	1.07	1.17

Total from investment operations	0.82	1.84	0.85	1.33	1.26

Less distributions:
Dividends from net investment income	—	(0.33)	(0.25)	(0.25)	(0.09)
Distributions from net realized gains	—	(0.22)	(0.25)	— #	—

Total dividends and distributions	—	(0.55)	(0.50)	(0.25)	(0.09)

Net asset value, end of period	$14.71	$13.89	$12.60	$12.25	$11.17

Total return (b)	5.90%	14.77%	6.97%	12.00%	12.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$151,862	$100,459	$37,779	$13,194	$1,179
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.26%	0.27%	0.27%	0.30%	1.87%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.34%	2.38%	1.84%	2.24%	6.91	%(l)
Before waivers and reimbursements (a)	0.18%	2.22%	1.67%	2.04%	5.14	%(l)
Portfolio turnover rate	6%	4%	29%	— ‡%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.02	$0.02

Class B	Six Months Ended June 30, 2007 (Unaudited) (c)	Year Ended December 31,			July 31, 2003* to December 31, 2003
		2006 (c)	2005 (c)	2004 (c)
Net asset value, beginning of period	$13.89	$12.60	$12.25	$11.17	$10.00

Income from investment operations:
Net investment income	0.01	0.26	0.20	0.23	0.08
Net realized and unrealized gain on investments	0.80	1.55	0.62	1.07	1.17

Total from investment operations	0.81	1.81	0.82	1.30	1.25

Less distributions:
Dividends from net investment income	—	(0.30)	(0.22)	(0.22)	(0.08)
Distributions from net realized gains	—	(0.22)	(0.25)	— #	—

Total dividends and distributions	—	(0.52)	(0.47)	(0.22)	(0.08)

Net asset value, end of period	$14.70	$13.89	$12.60	$12.25	$11.17

Total return (b)	5.83%	14.48%	6.70%	11.71%	12.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,749,768	$6,607,618	$2,956,385	$1,003,694	$28,383
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.51%	0.52%	0.52%	0.55%	2.12%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.09%	1.95%	1.59%	1.99%	6.66	%(l)
Before waivers and reimbursements (a)	(0.07)%	1.79%	1.42%	1.79%	4.89	%(l)
Portfolio turnover rate	6%	4%	29%	— ‡%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.02	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2007 (Unaudited) (c)	Year Ended December 31,			July 31, 2003* to December 31, 2003 (c)
		2006 (c)	2005 (c)	2004 (c)
Net asset value, beginning of period	$14.71	$12.96	$12.44	$11.26	$10.00

Income from investment operations:
Net investment income	0.01	0.24	0.19	0.11	0.15
Net realized and unrealized gain on investments	1.05	2.10	0.84	1.26	1.16

Total from investment operations	1.06	2.34	1.03	1.37	1.31

Less distributions:
Dividends from net investment income	—	(0.30)	(0.24)	(0.18)	(0.05)
Distributions from net realized gains	—	(0.29)	(0.27)	(0.01)	—

Total dividends and distributions	—	(0.59)	(0.51)	(0.19)	(0.05)

Net asset value, end of period	$15.77	$14.71	$12.96	$12.44	$11.26

Total return (b)	7.21%	18.22%	8.27%	12.15%	13.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,852	$51,217	$18,069	$5,704	$555
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.27%	0.28%	0.29%	0.39%	6.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.09%	1.72%	1.50%	0.91%	3.38	%(l)
Before waivers and reimbursements (a)	(0.08)%	1.54%	1.31%	0.62%	(2.53	)%(l)
Portfolio turnover rate	6%	6%	50%	2%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.03	$0.27

Class B	Six Months Ended June 30, 2007 (Unaudited) (c)	Year Ended December 31,			July 31, 2003* to December 31, 2003 (c)
		2006 (c)	2005 (c)	2004 (c)
Net asset value, beginning of period	$14.71	$12.96	$12.43	$11.26	$10.00

Income from investment operations:
Net investment income	(0.01)	0.18	0.17	0.08	0.14
Net realized and unrealized gain on investments	1.05	2.13	0.84	1.25	1.16

Total from investment operations	1.04	2.31	1.01	1.33	1.30

Less distributions:
Dividends from net investment income	—	(0.27)	(0.21)	(0.15)	(0.04)
Distributions from net realized gains	—	(0.29)	(0.27)	(0.01)	—

Total dividends and distributions	—	(0.56)	(0.48)	(0.16)	(0.04)

Net asset value, end of period	$15.75	$14.71	$12.96	$12.43	$11.26

Total return (b)	7.07%	17.92%	8.08%	11.78%	12.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,311,300	$1,595,326	$609,650	$241,623	$7,807
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.52%	0.53%	0.54%	0.64%	6.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.16)%	1.30%	1.25%	0.66%	3.13	%(l)
Before waivers and reimbursements (a)	(0.33)%	1.12%	1.06%	0.37%	(2.78	)%(l)
Portfolio turnover rate	6%	6%	50%	2%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.03	$0.27

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO(j)

FINANCIAL HIGHLIGHTS—(Continued)

Class A	Six Months Ended June 30, 2007 (Unaudited) (c)	Year Ended December 31,
		2006 (c)	2005 (c)	2004	2003	2002
Net asset value, beginning of period	$28.78	$27.36	$25.23	$22.45	$16.29	$22.83

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.05	(0.02)	(0.03)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.06	1.42	2.15	2.81	6.17	(6.53)

Total from investment operations	2.09	1.47	2.13	2.78	6.16	(6.54)

Less distributions:
Dividends from net investment income	—	(0.05)	—	—	—	— #

Net asset value, end of period	$30.87	$28.78	$27.36	$25.23	$22.45	$16.29

Total return (b)	7.26%	5.38%	8.44%	12.38%	37.90%	(28.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,423,682	$2,332,898	$2,122,576	$2,485,132	$2,141,844	$1,333,623
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.67%	0.78%	0.73%	0.68%	0.70%	0.66%
Before fees paid indirectly (a)	0.79%	0.80%	0.80%	0.80%	0.77%	0.71%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.17%	0.20%	(0.07)%	(0.12)%	(0.09)%	(0.11)%
Before fees paid indirectly (a)	0.05%	0.18%	(0.14)%	(0.24)%	(0.16)%	(0.16)%
Portfolio turnover rate	51%	90%	96%	111%	119%	112%

Class B	Six Months Ended June 30, 2007 (Unaudited) (c)		Year Ended December 31,
			2006 (c)	2005 (c)	2004	2003	2002
Net asset value, beginning of period	$28.33		$26.96	$24.91	$22.22	$16.16	$22.72

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.01)	(0.08)	(0.08)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.04		1.38	2.13	2.77	6.12	(6.49)

Total from investment operations	2.03		1.37	2.05	2.69	6.06	(6.56)

Less distributions:
Dividends from net investment income	—		—	—	—	—	— #

Net asset value, end of period	$30.36		$28.33	$26.96	$24.91	$22.22	$16.16

Total return (b)	7.17%		5.08%	8.23%	12.11%	37.50%	(28.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$251,129		$261,648	$267,802	$258,689	$225,426	$146,909
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.92	%(m)	1.03%	0.98%	0.93%	0.95%	0.91%
Before fees paid indirectly (a)	1.04%		1.05%	1.05%	1.05%	1.02%	0.96%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.07)%		(0.05)%	(0.32)%	(0.37)%	(0.34)%	(0.36)%
Before fees paid indirectly (a)	(0.20)%		(0.07)%	(0.39)%	(0.49)%	(0.41)%	(0.41)%
Portfolio turnover rate	51%		90%	96%	111%	119%	112%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS—(Continued)

Class A	Six Months Ended June 30, 2007 (Unaudited) (c)	Year Ended December 31,
		2006 (c)	2005 (c)	2004	2003	2002 (c)
Net asset value, beginning of period	$10.21	$10.25	$10.43	$10.42	$10.37	$10.00

Income (loss) from investment operations:
Net investment income	0.23	0.44	0.36	0.24	0.24	0.34
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.20)	(0.04)	(0.16)	0.18	0.18	0.48

Total from investment operations	0.03	0.40	0.20	0.42	0.42	0.82

Less distributions:
Dividends from net investment income	(0.24)	(0.44)	(0.38)	(0.26)	(0.25)	(0.32)
Distributions from realized gains	—	—	—	(0.15)	(0.12)	(0.13)

Total dividends and distributions	(0.24)	(0.44)	(0.38)	(0.41)	(0.37)	(0.45)

Net asset value, end of period	$10.00	$10.21	$10.25	$10.43	$10.42	$10.37

Total return (b)	0.34%	3.96%	2.00%	4.13%	4.10%	8.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,922,006	$1,911,399	$1,237,241	$944,330	$431,203	$4,614
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Before waivers and fees paid indirectly (a)	0.76%	0.77%	0.78%	0.80%	0.86%	1.01%
Ratio of net investment income to average net assets:
After waivers (a)	4.57%	4.31%	3.51%	2.38%	2.23%	3.28%
After waivers and fees paid indirectly (a)	4.57%	4.31%	3.51%	2.38%	2.23%	3.28%
Before waivers and fees paid indirectly (a)	4.51%	4.24%	3.43%	2.28%	2.07%	2.97%
Portfolio turnover rate	227%	366%	654%	767%	633%	536%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$0.01	$0.01	$0.02	$0.03

Class B	Six Months Ended June 30, 2007 (Unaudited) (c)	Year Ended December 31,
		2006 (c)	2005 (c)	2004	2003	2002 (c)
Net asset value, beginning of period	$10.20	$10.24	$10.42	$10.41	$10.37	$10.00

Income (loss) from investment operations:
Net investment income	0.22	0.41	0.34	0.22	0.20	0.31
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.21)	(0.03)	(0.16)	0.18	0.19	0.49

Total from investment operations	0.01	0.38	0.18	0.40	0.39	0.80

Less distributions:
Dividends from net investment income	(0.22)	(0.42)	(0.36)	(0.24)	(0.23)	(0.30)
Distributions from realized gains	—	—	—	(0.15)	(0.12)	(0.13)

Total dividends and distributions	(0.22)	(0.42)	(0.36)	(0.39)	(0.35)	(0.43)

Net asset value, end of period	$9.99	$10.20	$10.24	$10.42	$10.41	$10.37

Total return	0.11%	3.80%	1.74%	3.87%	3.74%	8.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$822,740	$825,182	$806,356	$781,977	$666,007	$345,589
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Before waivers and fees paid indirectly (a)	1.01%	1.02%	1.03%	1.05%	1.11%	1.26%
Ratio of net investment income to average net assets:
After waivers (a)	4.32%	4.04%	3.26%	2.13%	1.98%	3.03%
After waivers and fees paid indirectly (a)	4.32%	4.04%	3.26%	2.13%	1.98%	3.03%
Before waivers and fees paid indirectly (a)	4.26%	3.97%	3.18%	2.03%	1.82%	2.72%
Portfolio turnover rate	227%	366%	654%	767%	633%	536%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$0.01	$0.01	$0.02	$0.03

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

FINANCIAL HIGHLIGHTS—(Continued)

Class A	Six Months Ended June 30, 2007 (Unaudited) (c)	Year Ended December 31,
		2006 (c)	2005 (c)	2004	2003 (c)	2002 (c)
Net asset value, beginning of period	$11.03	$10.98	$10.78	$10.22	$8.02	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.03)	(0.05)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.64	0.59	0.81	1.28	2.35	(1.92)

Total from investment operations	0.63	0.56	0.76	1.23	2.29	(1.98)

Less distributions:
Distributions from net realized gains	—	(0.51)	(0.56)	(0.67)	(0.09)	—

Net asset value, end of period	$11.66	$11.03	$10.98	$10.78	$10.22	$8.02

Total return (b)	5.62%	5.39%	7.30%	12.32%	28.59%	(19.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,532	$16,808	$15,347	$10,588	$6,376	$2,506
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.43%	1.43%	1.48%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.41%	1.38%	1.46%	1.56%	1.59%	1.57%
Before waivers, reimbursements and fees paid indirectly (a)	1.43%	1.43%	1.48%	1.60%	1.68%	2.34%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.27)%	(0.34)%	(0.46)%	(0.59)%	(0.69)%	(0.73)%
After waivers, reimbursements and fees paid indirectly (a)	(0.25)%	(0.28)%	(0.44)%	(0.55)%	(0.68)%	(0.70)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.27)%	(0.34)%	(0.46)%	(0.59)%	(0.77)%	(1.47)%
Portfolio turnover rate	59%	145%	109%	127%	108%	91%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$—	$0.01	$0.06

Class B	Six Months Ended June 30, 2007 (Unaudited) (c)	Year Ended December 31,
		2006 (c)	2005 (c)	2004	2003 (c)	2002 (c)
Net asset value, beginning of period	$10.88	$10.86	$10.70	$10.17	$8.01	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.06)	(0.07)	(0.07)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.63	0.59	0.79	1.27	2.33	(1.91)

Total from investment operations	0.60	0.53	0.72	1.20	2.25	(1.99)

Less distributions:
Distributions from net realized gains	—	(0.51)	(0.56)	(0.67)	(0.09)	—

Net asset value, end of period	$11.48	$10.88	$10.86	$10.70	$10.17	$8.01

Total return (b)	5.51%	5.08%	6.98%	12.09%	28.12%	(19.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$396,858	$381,449	$334,012	$270,570	$167,416	$49,826
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.68%	1.68%	1.73%	1.85%	1.85%	1.85%
After waivers, reimbursements and fees paid indirectly (a)	1.66%	1.63%	1.71%	1.81%	1.84%	1.82%
Before waivers, reimbursements and fees paid indirectly (a)	1.68%	1.68%	1.73%	1.85%	1.93%	2.59%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.52)%	(0.59)%	(0.71)%	(0.84)%	(0.94)%	(0.98)%
After waivers, reimbursements and fees paid indirectly (a)	(0.50)%	(0.53)%	(0.69)%	(0.80)%	(0.93)%	(0.95)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.52)%	(0.59)%	(0.71)%	(0.84)%	(1.02)%	(1.72)%
Portfolio turnover rate	59%	145%	109%	127%	108%	91%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$—	$0.01	$0.06

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO(i)

FINANCIAL HIGHLIGHTS—(Continued)

	Six Months Ended June 30, 2007	Year Ended December 31,
Class A	(Unaudited) (c)	2006 (c)	2005 (c)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$5.61	$5.47	$5.75	$5.63	$4.82	$5.46

Income (loss) from investment operations:
Net investment income	0.22	0.42	0.41	0.42	0.42	0.48
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.04)	0.14	(0.23)	0.09	0.69	(0.63)

Total from investment operations	0.18	0.56	0.18	0.51	1.11	(0.15)

Less distributions:
Dividends from net investment income	—	(0.42)	(0.46)	(0.39)	(0.30)	(0.49)

Net asset value, end of period	$5.79	$5.61	$5.47	$5.75	$5.63	$4.82

Total return (b)	3.21%	10.21%	3.26%	9.02%	22.97%	(2.72)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$881,032	$855,156	$770,374	$974,088	$784,005	$234,361
Ratio of expenses to average net assets (a)	0.76%	0.76%	0.76%	0.76%	0.75%	0.69%
Ratio of net investment income to average net assets (a)	7.75%	7.45%	7.08%	7.20%	7.67%	9.21%
Portfolio turnover rate	41%	103%	116%	78%	66%	141%

	Six Months Ended June 30, 2007	Year Ended December 31,
Class B	(Unaudited) (c)	2006 (c)	2005 (c)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$5.58	$5.44	$5.71	$5.59	$4.79	$5.43

Income (loss) from investment operations:
Net investment income	0.21	0.41	0.39	0.40	0.40	0.47
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.04)	0.13	(0.21)	0.09	0.68	(0.63)

Total from investment operations	0.17	0.54	0.18	0.49	1.08	(0.16)

Less distributions:
Dividends from net investment income	—	(0.40)	(0.45)	(0.37)	(0.28)	(0.48)

Net asset value, end of period	$5.75	$5.58	$5.44	$5.71	$5.59	$4.79

Total return (b)	3.05%	9.93%	3.13%	8.75%	22.54%	(2.96)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,118,491	$1,101,281	$1,043,950	$1,029,570	$823,114	$330,804
Ratio of expenses to average net assets (a)	1.01%	1.01%	1.01%	1.01%	1.00%	0.94%
Ratio of net investment income to average net assets (a)	7.50%	7.20%	6.83%	6.95%	7.42%	8.96%
Portfolio turnover rate	41%	103%	116%	78%	66%	141%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS—(Continued)

	Six Months Ended June 30, 2007		Year Ended December 31,
Class A	(Unaudited) (c)		2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$15.58		$13.03	$12.14	$10.60	$7.93	$10.00

Income (loss) from investment operations:
Net investment income	0.19		0.11	0.14	0.09	0.05	0.03
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	1.34		3.20	1.73	1.83	2.69	(2.10)

Total from investment operations	1.53		3.31	1.87	1.92	2.74	(2.07)

Less distributions:
Dividends from net investment income	—		(0.11)	(0.21)	(0.12)	(0.07)	—
Distributions from realized gains	—		(0.65)	(0.77)	(0.26)	—	—

Total dividends and distributions	—		(0.76)	(0.98)	(0.38)	(0.07)	—

Net asset value, end of period	$17.11		$15.58	$13.03	$12.14	$10.60	$7.93

Total return (b)	9.82%		25.58%	15.74%	18.18%	34.64%	(20.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,871,398		$1,356,428	$379,616	$238,906	$16,003	$2,180
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.24%		1.28%	1.33%	1.55%	1.55%	1.55%
After waivers, reimbursements, and fees paid indirectly (a)	1.24%		1.27%	1.29%	1.50%	1.48%	1.53%
Before waivers, reimbursements, and fees paid indirectly (a)	1.24%		1.28%	1.33%	1.55%	1.78%	2.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.33	% (m)	0.77%	1.13%	0.73%	0.45%	0.35%
After waivers, reimbursements, and fees paid indirectly (a)	2.33	% (m)	0.78%	1.17%	0.78%	0.52%	0.37%
Before waivers, reimbursements, and fees paid indirectly (a)	2.33	% (m)	0.77%	1.13%	0.73%	0.22%	(0.82)%
Portfolio turnover rate	23%		45%	67%	83%	72%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—	$—	$0.02	$0.10

	Six Months Ended June 30, 2007		Year Ended December 31,
Class B	(Unaudited) (c)		2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$15.56		$13.01	$12.12	$10.58	$7.91	$10.00

Income (loss) from investment operations:
Net investment income	0.16		0.10	0.11	0.07	0.03	0.01
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	1.34		3.17	1.72	1.82	2.69	(2.10)

Total from investment operations	1.50		3.27	1.83	1.89	2.72	(2.09)

Less distributions:
Dividends from net investment income	—		(0.07)	(0.17)	(0.09)	(0.05)	—
Distributions from realized gains	—		(0.65)	(0.77)	(0.26)	—	—

Total dividends and distributions	—		(0.72)	(0.94)	(0.35)	(0.05)	—

Net asset value, end of period	$17.06		$15.56	$13.01	$12.12	$10.58	$7.91

Total return (b)	9.64%		25.30%	15.47%	17.91%	34.39%	(20.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$861,212		$765,683	$449,400	$336,354	$166,915	$47,097
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.49%		1.53%	1.58%	1.80%	1.80%	1.80%
After waivers, reimbursements, and fees paid indirectly (a)	1.49%		1.52%	1.54%	1.75%	1.73%	1.78%
Before waivers, reimbursements, and fees paid indirectly (a)	1.49%		1.53%	1.58%	1.80%	2.03%	2.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.08	% (m)	0.67%	0.88%	0.48%	0.20%	0.10%
After waivers, reimbursements, and fees paid indirectly (a)	2.08	% (m)	0.68%	0.92%	0.53%	0.27%	0.12%
Before waivers, reimbursements, and fees paid indirectly (a)	2.08	% (m)	0.67%	0.88%	0.48%	(0.03)%	(1.07)%
Portfolio turnover rate	23%		45%	67%	83%	72%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—	$—	$0.02	$0.10

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS—(Continued)

Class A	Six Months Ended June 30, 2007	Year Ended December 31,
	(Unaudited) (c)	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$11.96	$10.79	$10.37	$9.89	$7.73	$10.00

Income (loss) from investment operations:
Net investment income	0.05	0.08	0.06	0.08	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.93	1.40	0.67	0.90	2.17	(2.28)

Total from investment operations	0.98	1.48	0.73	0.98	2.20	(2.23)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.03)	(0.13)	(0.04)	(0.04)
Distributions from realized gains	—	(0.24)	(0.28)	(0.37)	—	—

Total dividends and distributions	—	(0.31)	(0.31)	(0.50)	(0.04)	(0.04)

Net asset value, end of period	$12.94	$11.96	$10.79	$10.37	$9.89	$7.73

Total return (b)	8.19%	13.84%	7.07%	9.92%	28.41%	(22.34)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$738,746	$598,068	$309,162	$6,932	$5,049	$2,305
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	1.09%	1.08%	1.08%	1.07%	1.07%	1.04%
Before waivers, reimbursements and fees paid indirectly (a)	1.10%	1.10%	1.15%	1.22%	1.42%	2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.82%	0.73%	0.52%	0.79%	0.42%	0.49%
After waivers, reimbursements and fees paid indirectly (a)	0.83%	0.75%	0.54%	0.82%	0.45%	0.55%
Before waivers, reimbursements and fees paid indirectly (a)	0.82%	0.72%	0.47%	0.67%	0.10%	(0.43)%
Portfolio turnover rate	28%	49%	39%	52%	45%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	— #	$0.01	$0.01	$0.03	$0.08

Class B	Six Months Ended June 30, 2007	Year Ended December 31,
	(Unaudited) (c)	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$11.96	$10.79	$10.38	$9.89	$7.73	$10.00

Income (loss) from investment operations:
Net investment income	0.04	0.06	0.03	0.05	0.01	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.93	1.39	0.66	0.91	2.16	(2.27)

Total from investment operations	0.97	1.45	0.69	0.96	2.17	(2.25)

Less distributions:
Dividends from net investment income	—	(0.04)	— #	(0.10)	(0.01)	(0.02)
Distributions from realized gains	—	(0.24)	(0.28)	(0.37)	—	—

Total dividends and distributions	—	(0.28)	(0.28)	(0.47)	(0.01)	(0.02)

Net asset value, end of period	$12.93	$11.96	$10.79	$10.38	$9.89	$7.73

Total return (b)	8.11%	13.56%	6.70%	9.75%	28.09%	(22.53)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$216,658	$208,296	$185,408	$173,875	$136,178	$48,689
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.34%	1.33%	1.33%	1.32%	1.32%	1.29%
Before waivers, reimbursements and fees paid indirectly (a)	1.35%	1.35%	1.40%	1.47%	1.67%	2.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.57%	0.47%	0.27%	0.54%	0.17%	0.24%
After waivers, reimbursements and fees paid indirectly (a)	0.58%	0.49%	0.29%	0.57%	0.20%	0.30%
Before waivers, reimbursements and fees paid indirectly (a)	0.57%	0.47%	0.22%	0.42%	(0.15)%	(0.68)%
Portfolio turnover rate	28%	49%	39%	52%	45%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	— #	$0.01	$0.01	$0.03	$0.08

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS—(Continued)

Class A	Six Months Ended June 30, 2007	Year Ended December 31,
	(Unaudited) (c)	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$9.96	$10.40	$9.66	$9.03	$6.90	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.03)	(0.05)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.70	0.08	0.79	0.64	2.14	(3.09)

Total from investment operations	0.69	0.05	0.74	0.63	2.13	(3.10)

Less distributions:
Distributions from realized gains	—	(0.49)	—	—	—	—

Net asset value, end of period	$10.65	$9.96	$10.40	$9.66	$9.03	$6.90

Total return (b)	6.93%	0.44%	7.66%	6.98%	30.87%	(31.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,383	$21,104	$17,780	$12,166	$8,168	$2,637
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	0.97%	1.08%	1.08%	1.05%	1.07%	0.96%
Before waivers, reimbursements and fees paid indirectly (a)	1.11%	1.12%	1.13%	1.16%	1.33%	1.84%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.24)%	(0.27)%	(0.49)%	(0.23)%	(0.32)%	(0.31)%
After waivers, reimbursements and fees paid indirectly (a)	(0.12)%	(0.25)%	(0.47)%	(0.18)%	(0.29)%	(0.17)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.26)%	(0.28)%	(0.52)%	(0.29)%	(0.55)%	(1.05)%
Portfolio turnover rate	48%	48%	42%	53%	30%	19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$— #	$— #	$0.01	$0.01	$0.06

Class B	Six Months Ended June 30, 2007	Year Ended December 31,
	(Unaudited) (c)	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$9.83	$10.30	$9.58	$8.99	$6.88	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.05)	(0.07)	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.69	0.07	0.79	0.63	2.14	(3.09)

Total from investment operations	0.67	0.02	0.72	0.59	2.11	(3.12)

Less distributions:
Distributions from realized gains	—	(0.49)	—	—	—	—

Net asset value, end of period	$10.50	$9.83	$10.30	$9.58	$8.99	$6.88

Total return (b)	6.82%	0.15%	7.52%	6.56%	30.67%	(31.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$369,126	$372,653	$362,850	$343,638	$253,326	$76,577
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.22%	1.33%	1.33%	1.30%	1.32%	1.21%
Before waivers, reimbursements and fees paid indirectly (a)	1.36%	1.37%	1.38%	1.41%	1.58%	2.09%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.49)%	(0.52)%	(0.74)%	(0.48)%	(0.57)%	(0.56)%
After waivers, reimbursements and fees paid indirectly (a)	(0.36)%	(0.50)%	(0.72)%	(0.43)%	(0.54)%	(0.42)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.51)%	(0.53)%	(0.77)%	(0.54)%	(0.80)%	(1.30)%
Portfolio turnover rate	48%	48%	42%	53%	30%	19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$— #	$— #	$0.01	$0.01	$0.05

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS—(Continued)

Class A	Six Months Ended June 30, 2007	Year Ended December 31,
	(Unaudited) (c)	2006 (c)		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$12.83	$11.19		$10.99	$10.28	$7.98	$10.00

Income (loss) from investment operations:
Net investment income	0.10	0.14		0.13	0.13	0.07	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.95	2.05		0.68	1.36	2.43	(2.05)

Total from investment operations	1.05	2.19		0.81	1.49	2.50	(1.96)

Less distributions:
Dividends from net investment income	—	(0.12)		(0.09)	(0.14)	(0.07)	(0.06)
Distributions from realized gains	—	(0.43)		(0.52)	(0.64)	(0.13)	—

Total dividends and distributions	—	(0.55)		(0.61)	(0.78)	(0.20)	(0.06)

Net asset value, end of period	$13.88	$12.83		$11.19	$10.99	$10.28	$7.98

Total return (b)	8.18%	19.62%		7.37%	14.71%	31.44%	(19.63)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,086,668	$914,471		$309,385	$9,758	$5,999	$2,345
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.08%	1.10%		1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	0.97%	1.06%		1.04%	0.96%	1.03%	0.92%
Before waivers, reimbursements and fees paid indirectly (a)	1.08%	1.10%		1.12%	1.15%	1.33%	1.77%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.36%	1.12%		1.03%	1.35%	0.92%	0.90%
After waivers, reimbursements and fees paid indirectly (a) .	1.47%	1.16%		1.09%	1.49%	0.99%	1.08%
Before waivers, reimbursements and fees paid indirectly (a)	1.36%	1.12%		1.01%	1.30%	0.69%	0.23%
Portfolio turnover rate	56%	63%		76%	99%	135%	129%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—		$— #	$0.01	$0.02	$0.06

Class B	Six Months Ended June 30, 2007	Year Ended December 31,
	(Unaudited) (c)	2006 (c)		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$12.83	$11.19		$10.99	$10.28	$7.98	$10.00

Income (loss) from investment operations:
Net investment income	0.08	0.11		0.09	0.12	0.05	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.96	2.05		0.69	1.34	2.43	(2.05)

Total from investment operations	1.04	2.16		0.78	1.46	2.48	(1.98)

Less distributions:
Dividends from net investment income	—	(0.09)		(0.06)	(0.11)	(0.05)	(0.04)
Distributions from realized gains	—	(0.43)		(0.52)	(0.64)	(0.13)	—

Total dividends and distributions	—	(0.52)		(0.58)	(0.75)	(0.18)	(0.04)

Net asset value, end of period	$13.87	$12.83		$11.19	$10.99	$10.28	$7.98

Total return	8.11%	19.32%		7.10%	14.42%	31.11%	(19.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$752,209	$702,312		$526,727	$406,626	$256,460	$86,036
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.33%	1.35%		1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.22%	1.31	%(m)	1.29%	1.21%	1.28%	1.17%
Before waivers, reimbursements and fees paid indirectly (a)	1.33%	1.35%		1.37%	1.40%	1.58%	2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.11%	0.85%		0.78%	1.10%	0.67%	0.65%
After waivers, reimbursements and fees paid indirectly (a)	1.22%	0.89%		0.84%	1.24%	0.74%	0.83%
Before waivers, reimbursements and fees paid indirectly (a)	1.11%	0.85%		0.76%	1.05%	0.44%	(0.02)%
Portfolio turnover rate	56%	63%		76%	99%	135%	129%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—		$— #	$0.01	$0.02	$0.06

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS—(Continued)

Class A	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited) (c)		2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$9.04		$9.12	$9.63	$8.75	$6.30	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.07)	(0.08)	(0.06)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	1.05		0.96	0.89	1.10	2.58	(3.64)

Total from investment operations	1.01		0.89	0.81	1.04	2.56	(3.70)

Less distributions:
Distributions from net realized gains	—		(0.97)	(1.32)	(0.16)	(0.11)	—

Net asset value, end of period	$10.05		$9.04	$9.12	$9.63	$8.75	$6.30

Total return (b)	11.17%		9.83%	8.66%	12.04%	40.60%	(37.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$223,602		$230,585	$223,527	$395,739	$242,059	$2,571
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.30%	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.27%		1.26%	1.30%	1.25%	1.21%	1.26%
Before waivers, reimbursements and fees paid indirectly (a)	1.30%		1.30%	1.35%	1.35%	1.45%	2.06%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.80)%		(0.78)%	(0.89)%	(1.00)%	(0.96)%	(0.99)%
After waivers, reimbursements and fees paid indirectly (a)	(0.78)%		(0.74)%	(0.84)%	(0.90)%	(0.82)%	(0.90)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.80)%		(0.78)%	(0.89)%	(1.00)%	(1.06)%	(1.70)%
Portfolio turnover rate	32%		77%	87%	76%	119%	196%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—		$—	$—	$—	$0.01	$0.05

Class B	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited) (c)		2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$8.90		$9.01	$9.55	$8.70	$6.28	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.09)	(0.10)	(0.09)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	1.03		0.95	0.88	1.10	2.58	(3.64)

Total from investment operations	0.98		0.86	0.78	1.01	2.53	(3.72)

Less distributions:
Distributions from net realized gains	—		(0.97)	(1.32)	(0.16)	(0.11)	—

Net asset value, end of period	$9.88		$8.90	$9.01	$9.55	$8.70	$6.28

Total return (b)	11.01%		9.62%	8.41%	11.76%	40.25%	37.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$565,086		$543,139	$498,431	$468,973	$334,622	$85,237
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.55	%(m)	1.55%	1.60%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.52%		1.51%	1.55%	1.50%	1.46%	1.51%
Before waivers, reimbursements and fees paid indirectly (a)	1.55	%(m)	1.55%	1.60%	1.60%	1.70%	2.31%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.05)%		(1.03)%	(1.14)%	(1.25)%	(1.21)%	(1.24)%
After waivers, reimbursements and fees paid indirectly (a)	(1.02)%		(0.99)%	(1.09)%	(1.15)%	(1.07)%	(1.15)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.05)%		(1.03)%	(1.14)%	(1.25)%	(1.31)%	(1.95)%
Portfolio turnover rate	32%		77%	87%	76%	119%	196%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—		$—	$—	$—	$0.01	$0.05

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS—(Continued)

Class A	Six Months Ended June 30, 2007	Year Ended December 31,
	(Unaudited) (c)	2006 (c)		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$10.03	$9.74		$11.48	$10.50	$7.49	$10.00

Income (loss) from investment operations:
Net investment income	0.01	0.03		0.01	0.01	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.10	1.41		0.83	1.60	3.06	(2.52)

Total from investment operations	1.11	1.44		0.84	1.61	3.07	(2.51)

Less distributions:
Dividends from net investment income	—	(0.02)		—	—	—	—
Distributions from realized gains	—	(1.13)		(2.58)	(0.63)	(0.06)	—

Total dividends and distributions	—	(1.15)		(2.58)	(0.63)	(0.06)	—

Net asset value, end of period	$11.14	$10.03		$9.74	$11.48	$10.50	$7.49

Total return (b)	11.07%	15.08%		7.61%	15.47%	40.94%	(25.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$544,558	$387,990		$319,455	$842,150	$546,951	$2,981
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.29%	1.31%		1.29%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.28%	1.30%		1.24%	1.29%	1.27%	1.21%
Before waivers, reimbursements and fees paid indirectly (a)	1.29%	1.31%		1.29%	1.35%	1.41%	1.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.18%	0.24%		0.04%	0.02%	0.01%	0.03%
After waivers, reimbursements and fees paid indirectly (a)	0.18%	0.25%		0.09%	0.08%	0.09%	0.17%
Before waivers, reimbursements and fees paid indirectly (a)	0.18%	0.24%		0.04%	0.02%	(0.05)%	(0.55)%
Portfolio turnover rate	26%	67%		58%	61%	63%	88%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—		$—	$—	$0.01	$0.05

Class B	Six Months Ended June 30, 2007	Year Ended December 31,
	(Unaudited) (c)	2006(c)		2005(c)	2004	2003	2002(c)
Net asset value, beginning of period	$9.87	$9.61		$11.39	$10.45	$7.47	$10.00

Income (loss) from investment operations:
Net investment loss	— #	—	#	(0.02)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.09	1.39		0.82	1.59	3.05	(2.52)

Total from investment operations	1.09	1.39		0.80	1.57	3.04	(2.53)

Less distributions:
Distributions from realized gains	—	(1.13)		(2.58)	(0.63)	(0.06)	—

Net asset value, end of period	$10.96	$9.87		$9.61	$11.39	$10.45	$7.47

Total return	11.04%	14.75%		7.29%	15.16%	40.64%	(25.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$648,416	$599,824		$510,799	$498,370	$321,345	$93,565
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.54%	1.56	%(m)	1.54%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.53%	1.55%		1.49%	1.54%	1.52%	1.46%
Before waivers, reimbursements and fees paid indirectly (a)	1.54%	1.56	%(m)	1.54%	1.60%	1.66%	2.18%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.08)%	(0.02)%		(0.21)%	(0.23)%	(0.24)%	(0.22)%
After waivers, reimbursements and fees paid indirectly (a)	(0.08)%	(0.01)%		(0.16)%	(0.17)%	(0.16)%	(0.08)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.08)%	(0.02)%		(0.21)%	(0.23)%	(0.30)%	(0.80)%
Portfolio turnover rate	26%	67%		58%	61%	63%	88%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—		$—	$—	$0.01	$0.05

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS—(Continued)

Class B	Six Months Ended June 30, 2007	Year Ended December 31,
	(Unaudited) (c)	2006 (c)	2005 (c)	2004	2003(c)		2002(c)
Net asset value, beginning of period	$9.52	$8.76	$8.28	$7.36		$5.98		$7.87

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.07)	(0.07)	(0.07)		(0.07)		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.93	0.95	0.70	0.99		1.45		(1.84)

Total from investment operations	0.95	0.88	0.63	0.92		1.38		(1.89)

Less distributions:
Distributions from realized gains	—	(0.12)	(0.15)	—		—		—

Net asset value, end of period	$10.47	$9.52	$8.76	$8.28		$7.36		$5.98

Total return (b)	9.86%	10.26%	7.55%	12.50%		23.08%		(24.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$297,808	$277,810	$176,610	$93,964		$83,897		$66,203
Ratio of expenses to average net assets:
After waivers (a)	1.35%	1.30%	1.30%	1.30%		1.29%		1.12%
After waivers and fees paid indirectly (a)	1.35%	1.30%	1.30%	1.30%		1.29%		1.12%
Before waivers and fees paid indirectly (a)	1.50%	1.39%	1.37%	1.43%		1.29%		1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.34%	(0.77)%	(0.85)%	(0.89)%		(1.03)%		(0.79)%
After waivers and fees paid indirectly (a)	0.34%	(0.77)%	(0.85)%	(0.89)%		(1.03)%		(0.79)%
Before waivers and fees paid indirectly (a)	0.19%	(0.85)%	(0.92)%	(1.02)%		(1.03)%		(0.79)%
Portfolio turnover rate	29%	279%	273%	199%		85%		37%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.01	$0.01	$	**	$	**

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS—(Continued)

Class A	Six Months Ended June 30, 2007		Year Ended December 31,					October 2, 2002* to December 31,
	(Unaudited) (c)		2006		2005 (c)	2004	2003	2002
Net asset value, beginning of period	$13.70		$13.37		$14.02	$13.29	$9.76	$9.25

Income from investment operations:
Net investment income	0.08		0.07		0.06	0.07	0.10	0.02
Net realized and unrealized gain on investments	0.54		2.09		0.61	2.20	3.55	0.53

Total from investment operations	0.62		2.16		0.67	2.27	3.65	0.55

Less distributions:
Dividends from net investment income	—		(0.08)		(0.06)	(0.05)	(0.06)	(0.04)
Distributions from realized gains	—		(1.75)		(1.26)	(1.49)	(0.06)	—

Total dividends and distributions	—		(1.83)		(1.32)	(1.54)	(0.12)	(0.04)

Net asset value, end of period	$14.32		$13.70		$13.37	$14.02	$13.29	$9.76

Total return (b)	4.53%		16.38%		4.94%	17.45%	37.69%	5.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$782,322		$577,637		$523,308	$281,509	$177,723	$57
Ratio of expenses to average net assets:
After waivers (a)	0.93%		0.85	%(m)	0.79%	0.80%	0.85%	0.85%
After waivers and fees paid indirectly (a)	0.90%		0.77	%(m)	0.70%	0.61%	0.75%	0.81%
Before waivers and fees paid indirectly (a)	0.98%		0.85	%(m)	0.79%	0.80%	0.85%	0.86%
Ratio of net investment income to average net assets:
After waivers (a)	1.10%		0.40	%(m)	0.37%	0.37%	0.70%	0.64%
After waivers and fees paid indirectly (a)	1.14%		0.47	%(m)	0.46%	0.56%	0.80%	0.68%
Before waivers and fees paid indirectly (a)	1.06%		0.40	%(m)	0.37%	0.37%	0.70%	0.63%
Portfolio turnover rate	51%		114%		90%	96%	69%	86%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$—		$—	$—	$—	$— #

Class B	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited) (c)		2006		2005(c)	2004	2003(c)	2002
Net asset value, beginning of period	$13.71		$13.38		$14.02	$13.30	$9.77	$11.52

Income (loss) from investment operations:
Net investment income	0.06		0.03		0.03	0.03	0.06	0.03
Net realized and unrealized gain (loss) on investments	0.55		2.09		0.62	2.19	3.57	(1.61)

Total from investment operations	0.61		2.12		0.65	2.22	3.63	(1.58)

Less distributions:
Dividends from net investment income	—		(0.04)		(0.03)	(0.01)	(0.04)	(0.02)
Distributions from realized gains	—		(1.75)		(1.26)	(1.49)	(0.06)	(0.15)

Total dividends and distributions	—		(1.79)		(1.29)	(1.50)	(0.10)	(0.17)

Net asset value, end of period	$14.32		$13.71		$13.38	$14.02	$13.30	$9.77

Total return (b)	4.45%		16.07%		4.75%	17.06%	37.42%	(13.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,289,648		$1,326,859		$1,153,566	$1,042,729	$689,540	$298,035
Ratio of expenses to average net assets:
After waivers (a)	1.18	%(m)	1.10	%(m)	1.04%	1.05%	1.10%	1.10%
After waivers and fees paid indirectly (a)	1.15	%(m)	1.02	%(m)	0.95%	0.86%	1.00%	1.06%
Before waivers and fees paid indirectly (a)	1.23	%(m)	1.10	%(m)	1.04%	1.05%	1.10%	1.11%
Ratio of net investment income to average net assets:
After waivers (a)	0.82%		0.15	%(m)	0.12%	0.12%	0.45%	0.39%
After waivers and fees paid indirectly (a)	0.85%		0.22	%(m)	0.21%	0.31%	0.55%	0.43%
Before waivers and fees paid indirectly (a)	0.78%		0.15	%(m)	0.12%	0.12%	0.45%	0.38%
Portfolio turnover rate	51%		114%		90%	96%	69%	86%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$—		$—	$—	$—	$— #

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS—(Continued)

Class A	Six Months Ended June 30, 2007	Year Ended December 31,
	(Unaudited) (c)	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$11.12	$10.34	$9.26	$8.87	$5.76	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.07)	(0.08)	(0.05)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.29	0.85	1.16	0.50	3.38	(4.16)

Total from investment operations	1.25	0.78	1.08	0.45	3.33	(4.24)

Less distributions:
Distributions from realized gains	—	—	—	(0.06)	(0.22)	—

Net asset value, end of period	$12.37	$11.12	$10.34	$9.26	$8.87	$5.76

Total return (b)	11.24%	7.54%	11.54%	5.25%	58.24%	(42.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,265	$28,469	$27,263	$25,939	$9,303	$1,597
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.42%	1.43%	1.42%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.41%	1.39%	1.36%	1.50%	1.45%	1.48%
Before waivers, reimbursements and fees paid indirectly (a)	1.42%	1.43%	1.42%	1.60%	2.03%	3.52%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.67)%	(0.72)%	(0.91)%	(0.80)%	(1.35)%	(1.29)%
After waivers, reimbursements and fees paid indirectly (a)	(0.66)%	(0.69)%	(0.85)%	(0.70)%	(1.20)%	(1.17)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.67)%	(0.72)%	(0.91)%	(0.80)%	(1.78)%	(3.21)%
Portfolio turnover rate	67%	163%	148%	160%	169%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$—	$0.02	$0.13

Class B	Six Months Ended June 30, 2007	Year Ended December 31,
	(Unaudited) (c)	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$10.98	$10.23	$9.19	$8.82	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.10)	(0.10)	(0.06)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.26	0.85	1.14	0.49	3.36	(4.17)

Total from investment operations	1.21	0.75	1.04	0.43	3.30	(4.26)

Less distributions:
Distributions from realized gains	—	—	—	(0.06)	(0.22)	—

Net asset value, end of period	$12.19	$10.98	$10.23	$9.19	$8.82	$5.74

Total return (b)	11.02%	7.33%	11.20%	5.05%	57.64%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$526,344	$516,556	$507,474	$486,608	$113,251	$21,937
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.67%	1.68%	1.67%	1.85%	1.85%	1.85%
After waivers, reimbursements and fees paid indirectly (a)	1.66%	1.64%	1.61%	1.75%	1.70%	1.73%
Before waivers, reimbursements and fees paid indirectly (a)	1.67%	1.68%	1.67%	1.85%	2.28%	3.77%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.92)%	(0.97)%	(1.16)%	(1.05)%	(1.60)%	(1.54)%
After waivers, reimbursements and fees paid indirectly (a)	(0.91)%	(0.94)%	(1.10)%	(0.95)%	(1.45)%	(1.42)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.92)%	(0.97)%	(1.16)%	(1.05)%	(2.03)%	(3.46)%
Portfolio turnover rate	67%	163%	148%	160%	169%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$—	$0.02	$0.13

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS—(Continued)

Class A	Six Months Ended June 30, 2007 (Unaudited) (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.23
Net realized and unrealized gain on investments	0.66		0.56

Total from investment operations	0.64		0.79

Less distributions:
Dividends from net investment income	—		(0.25)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.25)

Net asset value, end of period	$11.18		$10.54

Total return (b)	6.07%		7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$573		$540
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%		0.35%
Before waivers and reimbursements (a)	2.06%		7.98	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.31)%		6.68	%(l)
Before waivers and reimbursements (a)	(2.02)%		(1.66	)%(l)
Portfolio turnover rate	4%		3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.09		$0.29

Class B	Six Months Ended June 30, 2007 (Unaudited) (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.39
Net realized and unrealized gain on investments	0.66		0.39

Total from investment operations	0.63		0.78

Less distributions:
Dividends from net investment income	—		(0.24)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.24)

Net asset value, end of period	$11.17		$10.54

Total return (b)	5.98%		7.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,083		$2,023
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%		0.60%
Before waivers and reimbursements (a)	2.31	%(m)	8.23	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.56)%		11.01	%(l)
Before waivers and reimbursements (a)	(2.26)%		3.72	%(l)
Portfolio turnover rate	4%		3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.09		$0.26

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS—(Continued)

Class A	Six Months Ended June 30, 2007 (Unaudited) (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.65		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.19
Net realized and unrealized gain on investments	0.74		0.68

Total from investment operations	0.72		0.87

Less distributions:
Dividends from net investment income	—		(0.22)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.22)

Net asset value, end of period	$11.37		$10.65

Total return (b)	6.76%		8.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$580		$544
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%		0.35%
Before waivers and reimbursements (a)	1.78%		7.39	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.30)%		5.55	%(l)
Before waivers and reimbursements (a)	(1.73)%		(2.33	)%(l)
Portfolio turnover rate	1%		2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.08		$0.27

Class B	Six Months Ended June 30, 2007 (Unaudited) (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.65		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.31
Net realized and unrealized gain on investments	0.73		0.55

Total from investment operations	0.70		0.86

Less distributions:
Dividends from net investment income	—		(0.21)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.21)

Net asset value, end of period	$11.35		$10.65

Total return (b)	6.57%		8.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,922		$2,154
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%		0.60%
Before waivers and reimbursements (a)	2.03	%(m)	7.64	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.55)%		8.86	%(l)
Before waivers and reimbursements (a)	(1.98	)%(m)	2.18	%(l)
Portfolio turnover rate	1%		2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.08		$0.24
See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS—(Continued)

Class A	Six Months Ended June 30, 2007 (Unaudited) (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.16
Net realized and unrealized gain on investments	0.81		0.78

Total from investment operations	0.79		0.94

Less distributions:
Dividends from net investment income	—		(0.18)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.18)

Net asset value, end of period	$11.55		$10.76

Total return (b)	7.34%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$587		$547
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%		0.35%
Before waivers and reimbursements (a)	2.85%		9.66	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.30)%		4.50	%(l)
Before waivers and reimbursements (a)	(2.80)%		(4.99	)%(l)
Portfolio turnover rate	1%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.14		$0.33

Class B	Six Months Ended June 30, 2007 (Unaudited) (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.19
Net realized and unrealized gain on investments	0.80		0.74

Total from investment operations	0.77		0.93

Less distributions:
Dividends from net investment income	—		(0.17)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.17)

Net asset value, end of period	$11.53		$10.76

Total return (b)	7.06%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,918		$1,228
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%		0.60%
Before waivers and reimbursements (a)	3.10	%(m)	9.91	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.55)%		5.42	%(l)
Before waivers and reimbursements (a)	(3.05	)%(m)	(3.77	)%(l)
Portfolio turnover rate	1%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.14		$0.32

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS—(Continued)

	Six Months Ended June 30, 2007		August 31, 2006* to December 31,
Class A	(Unaudited) (c)		2006 (c)
Net asset value, beginning of period	$10.86		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.12
Net realized and unrealized gain on investments	0.90		0.89

Total from investment operations	0.88		1.01

Less distributions:
Dividends from net investment income	—		(0.15)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.15)

Net asset value, end of period	$11.74		$10.86

Total return (b)	8.10%		10.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$595		$551
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%		0.35%
Before waivers and reimbursements (a)	3.19%		10.59	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.31)%		3.47	%(l)
Before waivers and reimbursements (a)	(3.16)%		(6.92	)%(l)
Portfolio turnover rate	5%		7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.16		$0.36

Class B	Six Months Ended June 30, 2007 (Unaudited) (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.86		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.18
Net realized and unrealized gain on investments	0.89		0.82

Total from investment operations	0.86		1.00

Less distributions:
Dividends from net investment income	—		(0.14)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.14)

Net asset value, end of period	$11.72		$10.86

Total return (b)	7.92%		10.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,335		$1,052
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%		0.60%
Before waivers and reimbursements (a)	3.44	%(m)	10.84	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.56)%		5.06	%(l)
Before waivers and reimbursements (a)	(3.40	)%(m)	(5.07	)%(l)
Portfolio turnover rate	5%		7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.16		$0.36

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

FINANCIAL HIGHLIGHTS—(Concluded)

*	Commencement of operations.
**	Prior to December 31, 2004, these ratios and per share amounts were not provided.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Net investment income and capital changes are based on average shares outstanding.
(f)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Growth Investors Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Balanced Portfolio.
(h)	Reflects purchases and sales from change in investment strategy.
(i)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/High Yield Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/High Yield Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/High Yield Portfolio from January 1, 2003 through August 14, 2003.
(j)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Aggressive Stock Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/Aggressive Stock Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Aggressive Stock Portfolio from January 1, 2003 through August 14, 2003.
(k)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Balanced Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/Balanced Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Balanced Portfolio from January 1, 2003 through August 14, 2003.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Reflects overall fund ratios for investment income and non-class specific expense.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

Note 1 Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eleven diversified Portfolios and eleven non-diversified Portfolios (each a “Portfolio”). The non-diversified Portfolios are: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, Multimanager Health Care Portfolio, Multimanager Technology Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio. The investment manager to each Portfolio is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (“Target Allocation Portfolios”), is provided by multiple investment sub-advisers (each an “Adviser”). On August 31, 2006, AXA Equitable contributed $500,000 per class in seed capital to each of the Target Allocation Portfolios.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The AXA Allocation Portfolios and the Target Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio and Target Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable (EQ Advisors Trust and AXA Premier VIP Trust).

All of the Portfolios, except the AXA Allocation Portfolios and Target Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with AXA Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees,

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS—(Continued)

June 30, 2007 (Unaudited)

Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class A for the AXA Aggressive Allocation Portfolio, Multimanager Health Care Portfolio, Multimanager Large Cap Growth Portfolio and Multimanager Technology Portfolio.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks long-term capital appreciation.

Multimanager Aggressive Equity Portfolio (formerly AXA Premier VIP Aggressive Equity Portfolio) (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), Legg Mason Capital Management, Inc., Marsico Capital Management, LLC (“Marsico”) and ClearBridge Advisors, LLC (“ClearBridge”)). — Long-term growth of capital. Effective January 12, 2007, ClearBridge replaced MFS Investment Management (“MFS”) as an advisor to the Portfolio.

Multimanager Core Bond Portfolio (formerly AXA Premier VIP Core Bond Portfolio) (advised by BlackRock Financial Management, Inc. and Pacific Investment Management Company LLC (“PIMCO”)) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Health Care Portfolio (formerly AXA Premier VIP Health Care Portfolio) (advised by A I M Capital Management, Inc., RCM Capital Management LLC (“RCM”) and Wellington Management Company, LLP (“Wellington”)) — Long-term growth of capital.

Multimanager High Yield Portfolio (formerly AXA Premier VIP High Yield Portfolio) (advised by PIMCO and Post Advisory Group, LLC) — High total return through a combination of current income and capital appreciation.

Multimanager International Equity Portfolio (formerly AXA Premier VIP International Equity Portfolio) (advised by AllianceBernstein, JPMorgan Investment Management Inc. and Marsico) — Long-term growth of capital.

Multimanager Large Cap Core Equity Portfolio (formerly AXA Premier VIP Large Cap Core Equity Portfolio) (advised by AllianceBernstein, Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Long-term growth of capital.

Multimanager Large Cap Growth Portfolio (formerly AXA Premier VIP Large Cap Growth Portfolio) (advised by T. Rowe Price Associates, Inc. (“T. Rowe”), RCM and TCW Investment Management Company (“TCW”)) — Long-term growth of capital. Effective January 12, 2007, T. Rowe replaced AllianceBernstein as an advisor to the Portfolio.

Multimanager Large Cap Value Portfolio (formerly AXA Premier VIP Large Cap Value Portfolio) (advised by AllianceBernstein, Institutional Capital LLC and MFS) — Long-term growth of capital.

Multimanager Mid Cap Growth Portfolio (formerly AXA Premier VIP Mid Cap Growth Portfolio) (advised by AllianceBernstein, Franklin Advisers, Inc., and Provident Investment Counsel, Inc.) — Long-term growth of capital.

Multimanager Mid Cap Value Portfolio (formerly AXA Premier VIP Mid Cap Value Portfolio) (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington) — Long-term growth of capital.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS—(Continued)

June 30, 2007 (Unaudited)

Multimanager Small Cap Growth Portfolio (formerly EQ/Small Company Growth) (advised by Bear Stearns Asset Management Inc., Eagle Asset Management, Inc. and Wells Capital Management, Inc.)— Long-term growth of capital.

Multimanager Small Cap Value Portfolio (formerly EQ/Small Cap Value Portfolio) (advised by Lazard Asset Management LLC and Franklin Advisory Services, LLC) — Long-term growth of capital.

Multimanager Technology Portfolio (formerly AXA Premier VIP Technology Portfolio) (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s last sale price is used. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS—(Continued)

June 30, 2007 (Unaudited)

and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term investments, which mature in more than 60 days, are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS—(Continued)

June 30, 2007 (Unaudited)

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2006 and December 31, 2005, were as follows:

	Year Ended December 31, 2006				Year Ended December 31, 2005
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$12,155,165	$3,007,958	$76,320	$2,949,477	$6,124,559	$1,292,730	$191,452	$1,031,815
AXA Conservative-Plus Allocation	23,932,435	10,520,989	16,455	11,553,038	12,547,541	4,833,112	20,741	4,302,446
AXA Moderate Allocation	209,595,866	63,678,763	—	116,750,510	159,132,360	—	—	—
AXA Moderate-Plus Allocation	149,622,454	72,286,531	—	153,937,136	60,019,050	41,025,375	66,413	48,372,326
AXA Aggressive Allocation	33,235,844	20,875,656	—	46,796,225	13,856,983	7,104,538	—	10,392,297
Multimanager Aggressive Equity	4,141,455	—	—	—	—	—	—	—
Multimanager Core Bond	101,560,686	—	473,929	—	70,669,916	—	108,819	—
Multimanager Health Care	3,969,662	14,070,779	2,467,161	2,944,577	7,924,937	8,663,562	2,661,164	3,759,160
Multimanager High Yield	132,414,346	—	374,241	—	139,923,087	—	—	—

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS—(Continued)

June 30, 2007 (Unaudited)

	Year Ended December 31, 2006				Year Ended December 31, 2005
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
Multimanager International Equity	$39,348,707	$55,089,392	$8,287,249	$16,695,808	$30,244,186	$27,973,282	$5,345,870	$763,233
Multimanager Large Cap Core Equity	5,791,436	14,138,188	3,345,257	10,206,029	2,043,421	9,729,840	1,048,082	1,427,011
Multimanager Large Cap Growth	—	18,677,022	—	2,840,491	—	—	—	—
Multimanager Large Cap Value	41,096,678	22,757,958	6,670,591	9,149,048	20,662,192	16,696,964	2,505,250	663,668
Multimanager Mid Cap Growth	3,770,863	72,553,535	—	10,553,731	2,143,337	93,780,249	3,770,862	6,048,865
Multimanager Mid Cap Value	16,167,835	85,244,158	1,654,344	11,531,340	60,768,982	132,768,080	3,296,561	17,708,408
Multimanager Small Cap Growth	3,441,458	—	—	—	2,821,717	—	3,439,422	—
Multimanager Small Cap Value	100,859,888	120,661,743	21,128,937	26,467,155	71,385,606	74,071,413	8,436,548	7,385,198
Multimanager Technology	—	—	—	—	—	—	—	—
Target 2015 Allocation	56,527	—	617	37,850	—	—	—	—
Target 2025 Allocation	51,088	—	907	46,858	—	—	—	—
Target 2035 Allocation	26,415	—	3,119	32,462	—	—	—	—
Target 2045 Allocation	21,553	—	3,605	36,104	—	—	—	—

Fees Paid Indirectly:

For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended June 30, 2007, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount
Multimanager Aggressive Equity	$1,660,645
Multimanager Health Care	44,233
Multimanager International Equity	8,225
Multimanager Large Cap Core Equity	35,615
Multimanager Large Cap Growth	250,438
Multimanager Large Cap Value	970,333
Multimanager Mid Cap Growth	113,923
Multimanager Mid Cap Value	23,833
Multimanager Small Cap Value	358,543
Multimanager Technology	36,987

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS—(Continued)

June 30, 2007 (Unaudited)

securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 2007, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the collateral. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred

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June 30, 2007 (Unaudited)

stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in

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connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at June 30, 2007.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with AXA Equitable. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios and the Target Allocation Portfolios) obligates the Manager to: (i) provide

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investment management services to the Trust; (ii) select the sub-advisers for each portfolio: (iii) monitor each sub-adviser’s investment programs and results; (iv) review brokerage matters: (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the AXA Allocation Portfolios and the Target Allocation Portfolios obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying portfolios in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios and the Target Allocation Portfolios; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended June 30, 2007, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
AXA Conservative Allocation	0.10% of average daily net assets
AXA Conservative-Plus Allocation	0.10% of average daily net assets
AXA Moderate Allocation	0.10% of average daily net assets
AXA Moderate-Plus Allocation	0.10% of average daily net assets
AXA Aggressive Allocation	0.10% of average daily net assets
Target 2015 Allocation	0.10% of average daily net assets
Target 2025 Allocation	0.10% of average daily net assets
Target 2035 Allocation	0.10% of average daily net assets
Target 2045 Allocation	0.10% of average daily net assets

	(as a percentage of average daily net assets)
	First $1.5 Billion	Next $ 1 Billion	Next $ 1 Billion	Next $ 2.5 Billion	Thereafter
Portfolios:
Multimanager Core Bond	0.600%	0.575%	0.550%	0.525%	0.500%

	First $1 Billion	Next $1 Billion	Next $ 3 Billion	Next $ 5 Billion	Thereafter
Multimanager Aggressive Equity	0.650%	0.600%	0.575%	0.550%	0.525%
Multimanager Health Care	1.200	1.150	1.125	1.100	1.075
Multimanager International Equity	1.050	1.000	0.975	0.950	0.925
Multimanager Large Cap Core Equity	0.900	0.850	0.825	0.800	0.775
Multimanager Large Cap Growth	0.900	0.850	0.825	0.800	0.775
Multimanager Large Cap Value	0.900	0.850	0.825	0.800	0.775
Multimanager Mid Cap Growth	1.100	1.050	1.025	1.000	0.975
Multimanager Mid Cap Value	1.100	1.050	1.025	1.000	0.975
Multimanager Small Cap Growth	1.050	1.000	0.975	0.950	0.925
Multimanager Small Cap Value	1.050	1.000	0.975	0.950	0.925
Multimanager Technology	1.200	1.150	1.125	1.100	1.075

	First $750 Million	Next $750 Million	Next $ 1 Billion	Next $ 2.5 Billion	Thereafter
Multimanager High Yield	0.600%	0.575%	0.550%	0.530%	0.520%

On behalf of the Trust, with the exception of the AXA Allocation Portfolios and Target Allocation Portfolios, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers for the Trust’s other Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related

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June 30, 2007 (Unaudited)

administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3	Administrative Fees

Pursuant to an administrative agreement, AXA Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust shall pay to AXA Equitable an annual fee in accordance with the following schedule:

(i) $35,000 for each Portfolio and for each multi-advised Portfolio, each “sleeve” of the multi-advised Portfolio; and

(ii) With respect to all Portfolios except the Allocation Portfolios and the Target Allocation Portfolios (“Multimanager Portfolios”):

0.150 of 1% of total assets of the Multimanager Portfolios up to and including $15 billion;

0.140 of 1% of total assets of the Multimanager Portfolios in excess of $15 billion and up to and including $30 billion;

0.125 of 1% of total assets of the Multimanager Portfolios in excess of $30 billion; and

(iii) With respect to the Allocation Portfolios and Target Allocation Portfolios:

0.150 of 1% of total assets of the Allocation Portfolios and Target Allocation Portfolios (excluding the assets of the Multimanager Portfolios).

The foregoing calculations are based on the average daily net assets of the Trust as described. The fees will be computed, billed and payable monthly.

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4	Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust’s portfolio securities and other assets. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”), both indirect wholly-owned subsidiaries of AXA Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust (“Distribution Plan”). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average daily net assets attributable to the Trust’s Class B shares for which it provides service. This limitation will be in effect at least until April 30, 2008. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class B shares. The Trust’s Class A shares are not subject to such fees.

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Note 6 Expense Limitation

The Manager has contractually agreed to make payments or waive its fees to limit the expenses of certain Portfolios through April 30, 2008 (“Expense Reimbursement Agreement”). The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense ratio cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class B Distribution Plan) for each Portfolio are limited to:

Portfolios:
AXA Conservative Allocation	0.10%
AXA Conservative-Plus Allocation	0.10%
AXA Moderate Allocation	0.10%
AXA Moderate-Plus Allocation	0.10%
AXA Aggressive Allocation	0.10%
Multimanager Core Bond	0.70%
Multimanager Health Care	1.60%
Multimanager International Equity	1.55%
Multimanager Large Cap Core Equity	1.10%
Multimanager Large Cap Growth	1.10%
Multimanager Large Cap Value	1.10%
Multimanager Mid Cap Growth	1.35%
Multimanager Mid Cap Value	1.35%
Multimanager Small Cap Growth	1.30%
Multimanager Small Cap Value	1.30%
Multimanager Technology	1.60%
Target 2015 Allocation	0.35%
Target 2025 Allocation	0.35%
Target 2035 Allocation	0.35%
Target 2045 Allocation	0.35%

During the six months ended June 30, 2007, the Manager received $295,174 in recoupment for all of the Portfolios within the Trust. These recoupments in excess of waivers during the year are presented as Recoupment Fees in the Statement of Operations. At June 30, 2007, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

	Amount Eligible through				Total Eligible for
Portfolios:	2007	2008	2009	2010	Reimbursement
AXA Conservative Allocation	$142,458	$390,859	$618,709	$395,276	$1,547,302
AXA Conservative-Plus Allocation	204,278	661,740	1,196,229	778,398	2,840,645
AXA Moderate Allocation	3,286,675	9,769,040	11,899,559	6,765,865	31,721,139
AXA Moderate-Plus Allocation	620,229	3,142,219	7,678,378	6,236,383	17,677,209
AXA Aggressive Allocation	218,517	756,958	1,843,837	1,647,882	4,467,194
Multimanager Core Bond	726,764	1,549,648	1,606,496	849,210	4,732,118
Multimanager Large Cap Core Equity	83,406	136,218	39,438	—	259,062
Multimanager Large Cap Growth	50,390	93,920	63,008	27,054	234,372

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	Amount Eligible through				Total Eligible for
Portfolios:	2007	2008	2009	2010	Reimbursement
Target 2015 Allocation	$—	$—	$40,611	$40,408	$81,019
Target 2025 Allocation	—	—	40,627	39,540	80,167
Target 2035 Allocation	—	—	40,740	40,869	81,609
Target 2045 Allocation	—	—	40,673	35,146	75,819

The AXA Allocation Portfolios and the Target Allocation Portfolios invest exclusively in shares of other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. Therefore, each AXA Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average net assets) incurred indirectly in connection with each AXA Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Conservative Allocation	0.55% to 0.80%
AXA Conservative-Plus Allocation	0.60% to 0.85%
AXA Moderate Allocation	0.65% to 0.90%
AXA Moderate-Plus Allocation	0.70% to 0.95%
AXA Aggressive Allocation	0.80% to 1.05%
Target 2015 Allocation	0.40% to 0.65%
Target 2025 Allocation	0.40% to 0.65%
Target 2035 Allocation	0.40% to 0.65%
Target 2045 Allocation	0.40% to 0.65%

Thus, the net expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio, including the AXA Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.65% to 0.90%	0.90% to 1.15%
AXA Conservative-Plus Allocation	0.70% to 0.95%	0.95% to 1.20%
AXA Moderate Allocation	0.75% to 1.00%	1.00% to 1.25%
AXA Moderate-Plus Allocation	0.80% to 1.05%	1.05% to 1.30%
AXA Aggressive Allocation	0.90% to 1.15%	1.15% to 1.40%
Target 2015 Allocation	0.75% to 1.00%	1.00% to 1.25%
Target 2025 Allocation	0.75% to 1.00%	1.00% to 1.25%
Target 2035 Allocation	0.75% to 1.00%	1.00% to 1.25%
Target 2045 Allocation	0.75% to 1.00%	1.00% to 1.25%

Absent the Expense Limitation Agreement of the Allocation Portfolios and the Target Allocation Portfolios, the total expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.85% to 1.10%	1.10% to 1.35%
AXA Conservative-Plus Allocation	0.87% to 1.12%	1.12% to 1.37%
AXA Moderate Allocation	0.91% to 1.16%	1.16% to 1.41%
AXA Moderate-Plus Allocation	0.96% to 1.21%	1.21% to 1.46%
AXA Aggressive Allocation	1.07% to 1.32%	1.32% to 1.57%
Target 2015 Allocation	2.46% to 2.71%	2.71% to 2.96%
Target 2025 Allocation	2.18% to 2.43%	2.43% to 2.68%
Target 2035 Allocation	3.25% to 3.50%	3.50% to 3.75%
Target 2045 Allocation	3.59% to 3.84%	3.84% to 4.09%

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The above Allocation Portfolio information is based on a weighted-average range of the expense ratios since the average assets of each AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an AXA Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

Note 7 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At June 30, 2007, the total amount deferred by the Trustees participating in the Plan was $509,526.

Note 8 Percentage of Ownership

At June 30, 2007, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
AXA Conservative Allocation	—	%#
AXA Conservative-Plus Allocation	0.01
AXA Moderate Allocation	0.05
AXA Moderate-Plus Allocation	—	#
AXA Aggressive Allocation	0.07
Multimanager Aggressive Equity	0.12
Multimanager Core Bond	—	#
Multimanager Health Care	0.37
Multimanager High Yield	0.04
Multimanager International Equity	0.01
Multimanager Large Cap Core Equity	0.19
Multimanager Large Cap Growth	0.31
Multimanager Large Cap Value	0.10
Multimanager Mid Cap Growth	0.02
Multimanager Mid Cap Value	0.03
Multimanager Small Cap Growth	—	#
Multimanager Small Cap Value	0.02
Multimanager Technology	0.22
Target 2015 Allocation	14.95
Target 2025 Allocation	11.04
Target 2035 Allocation	21.32
Target 2045 Allocation	30.26

#	Percentage of ownership is less than 0.005%.

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The following table represents the percentage of ownership that each AXA Allocation Portfolio has in each respective Underlying Portfolio’s net assets as of June 30, 2007:

Portfolios:	AXA Conservative Allocation		AXA Conservative- Plus Allocation		AXA Moderate Allocation		AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/AllianceBernstein Quality Bond	0.53%		1.26%		48.81%		12.90%	1.39%
EQ/AllianceBernstein Value	0.51		1.94		10.49		16.21	5.85
EQ/BlackRock Basic Value Equity	0.35		1.32		22.07		24.86	7.47
EQ/BlackRock International Value	0.13		0.60		7.32		16.70	7.94
EQ/Davis New York Venture	0.32		3.32		7.67		11.49	9.23
EQ/Evergreen International Bond	5.21		9.22		61.86		—	—
EQ/Franklin Small Cap Value	—		7.36		14.74		22.52	15.11
EQ/JPMorgan Core Bond	0.89		0.72		5.87		7.27	1.10
EQ/Long Term Bond	5.36		7.71		30.49		36.84	—
EQ/Marsico Focus	0.34		1.29		12.65		16.76	6.03
EQ/Money Market	—	#	—	#	—	#	—	—
EQ/PIMCO Real Return	1.63		3.43		11.27		12.76	3.27
EQ/Short Duration Bond	7.73		11.11		40.03		34.69	—
EQ/Small Company Index	—		0.06		4.60		18.27	6.63
EQ/Van Kampen Emerging Markets Equity	—		—		7.52		11.49	3.79
MarketPLUS International Core	0.21		0.97		11.81		14.85	2.78
Multimanager Aggressive Equity	0.32		0.66		12.30		16.63	5.45
Multimanager Core Bond	2.21		3.49		34.14		26.85	2.23
Multimanager High Yield	1.28		2.09		20.82		—	—
Multimanager International Equity	0.46		2.27		21.87		31.32	10.00
Multimanager Large Cap Core Equity	0.42		1.55		21.13		37.65	11.74
Multimanager Large Cap Value	0.69		2.13		18.05		26.11	10.24
Multimanager Mid Cap Growth	—		0.35		17.34		6.44	1.41
Multimanager Mid Cap Value	0.51		1.19		19.10		18.39	3.09
Multimanager Small Cap Value	—		0.79		11.92		17.11	6.20

#	Percentage of ownership is less than 0.005%.

The following table represents the percentage of ownership that the EQ/Enterprise Moderate Allocation Portfolio, as an affiliate of the Trust, has in each respective Underlying Portfolio’s net assets as of June 30, 2007:

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June 30, 2007 (Unaudited)

Portfolios:	EQ/ Enterprise Moderate Allocation
Multimanager Aggressive Equity	0.34%
Multimanager Core Bond	0.72
Multimanager High Yield	0.91
Multimanager International Equity	0.37
Multimanager Large Cap Core Equity	3.47
Multimanager Large Cap Value	0.25
Multimanager Mid Cap Growth	0.44
Multimanager Mid Cap Value	0.73
Multimanager Small Cap Value	0.91

The following table represents the percentage of ownership that each Target Allocation Portfolio has in each respective Underlying Portfolio’s net assets as of June 30, 2007:

Portfolios:	Target 2015 Allocation		Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
Multimanager Aggressive Equity	0.02%		0.03%	0.02%	0.01%
Multimanager High Yield	0.02		0.02	0.01	—
Multimanager Large Cap Value	0.02		0.02	0.01	0.01
Multimanager Mid Cap Growth	—	#	0.01	0.01	0.01
Multimanager Mid Cap Value	0.02		0.02	0.01	0.01
EQ/Bond Index	4.20		3.92	0.87	—
EQ/Equity 500 Index	0.05		0.09	0.06	0.04
EQ/International ETF	13.50		21.83	13.36	10.47
EQ/Small Company Index	0.05		0.08	0.05	0.04
EQ/Van Kampen Emerging Markets Equity	0.01		0.02	0.01	0.01

#	Percentage of ownership is less than 0.005%.

Note 9	New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolios, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the adoption of the interpretation did not have an impact to the Portfolios’ financial statements upon adoption. Management periodically reviews the Portfolios’ tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, on going analyses of tax laws, regulations and interpretations, thereof.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS—(Continued)

June 30, 2007 (Unaudited)

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115.”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

Note 10 Substitution and Reorganization Transactions

On May 25, 2007, the net assets of the EQ/Small Cap Value Portfolio, an affiliate of the trust, merged into the Multimanager Small Cap Value Portfolio, a shell fund with no prior operations. The information for the period January 1, 2007 through May 25, 2007 and for prior periods is that of the predecessor EQ/ Small Cap Value Portfolio.

On May 25, 2007, the net assets of the EQ/Small Company Growth Portfolio, an affiliate of the trust, merged into the Multimanager Small Cap Growth Portfolio, a shell fund with no prior operations. The information for the period January 1, 2007 through May 25, 2007 and for prior periods is that of the predecessor EQ/Small Company Growth Portfolio.

Note 11 Subsequent Events

At a shareholder meeting that occurred on May 24, 2007, shareholders voted to approve an Agreement or Plan of Reorganization and Termination relating to the reorganization of the EQ/Wells Fargo Montgomery Small Cap Portfolio, a series of the EQ Advisors Trust, into the Multimanager Small Cap Growth Portfolio, a series of the Trust. The reorganization occurred on July 6, 2007.

After the close of business on July 6, 2007, Multimanager Small Cap Growth Portfolio acquired the net assets of the EQ/Wells Fargo Montgomery Small Cap Portfolio, an affiliate of the Trust, pursuant to a Plan of Reorganization and Termination (the “Plan”). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 16,003,257 Class B shares of Multimanager Small Cap Growth Portfolio (valued at $170,425,185) for the Class IA and IB shares of EQ/ Wells Fargo Montgomery Small Cap Portfolio outstanding on July 6, 2007. EQ/Wells Fargo Montgomery Small Cap Portfolio’s net assets at that date ($170,425,185), including $20,852,497 of unrealized appreciation, were combined with those of Multimanager Small Cap Growth Portfolio.

On July 19, 2007, the Board of Trustees of the Trust approved the following changes:

Management Fees

Effective August 1, 2007, the management fees for the Portfolios referenced below will be as follows:

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Aggressive Equity Portfolio	0.650%	0.600%	0.575%	0.550%	0.525%
Multimanager Large Cap Core Equity Portfolio	0.900%	0.850%	0.825%	0.800%	0.775%
Multimanager Large Cap Growth Portfolio	0.900%	0.850%	0.825%	0.800%	0.775%
Multimanager Large Cap Value Portfolio	0.900%	0.850%	0.825%	0.800%	0.775%

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS—(Concluded)

June 30, 2007 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Mid Cap Growth Portfolio	1.100%	1.050%	1.025%	1.000%	0.975%
Multimanager Mid Cap Value Portfolio	1.100%	1.050%	1.025%	1.000%	0.975%
Multimanager International Equity Portfolio	1.050%	1.000%	0.975%	0.950%	0.925%
Multimanager Technology Portfolio	1.200%	1.150%	1.125%	1.100%	1.075%
Multimanager Health Care Portfolio	1.200%	1.150%	1.125%	1.100%	1.075%
Multimanager Small Cap Growth Portfolio	1.050%	1.000%	0.975%	0.950%	0.925%
Multimanager Small Cap Value Portfolio	1.050%	1.000%	0.975%	0.950%	0.925%

	(as a percentage of average daily net assets)
Portfolios:	First $1.25 Billion	Next $1 Billion	Next $1 Billion	Next $ 2.5 Billion	Thereafter
Multimanager Core Bond Portfolio	0.600%	0.575%	0.550%	0.525%	0.500%
	First $500 Million	Next $750 Million	Next $1 Billion	Next $ 2.5 Billion	Thereafter
Multimanager High Yield Portfolio	0.600%	0.575%	0.550%	0.530%	0.520%

Administration Fees

Effective August 1, 2007, the asset based administration fee for the Multimanager Portfolios, not including the Allocation Portfolios and the Target Allocation Portfolios, will be: 15 basis points up to $15 billion; 12.5 basis points for the next $15 billion and 10 basis points thereafter. The fixed charges will remain the same.

Expense Limitations

Effective October 1, 2007, the expense limitations for the Multimanager Core Bond Portfolio will change as follows: (i) Class A will increase from 70 basis points to 75 basis points and (ii) Class B will increase from 95 basis points to 100 basis points.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (48)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present.	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	84	None

Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (55)	Trustee	From November 2001 to present	President of Weichert Enterprise LLC, a private and public equity market investment firm; co-founder of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information Services.	22	From 2002 to present, Director of Access Integrated Technologies, Inc.; from 2005 to present, director of Jones Apparel Group, Inc.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (Continued)
Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (60)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; Since 2003, Managing Partner of Premium Salads; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	22	From 2005 to present, Trustee of Granum Series Trust—Granum Value Fund; from 1998 to present, Director of Ayco Charitable Foundation.

Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (49)	Trustee	From November 2001 to present	Since June 2006, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	22	None

Rayman Louis Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (59)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	22	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (48)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (51)	Vice President and Secretary	From November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and Counsel of AXA Financial and AXA Equitable.

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (36)	Chief Compliance Officer and Anti-Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from May 2007 to present, AML Compliance Officer from December 2005 to present	From December 2005 to May 2007, Vice President of the Trust; From August 2005 to present, Vice President of AXA Financial and AXA Equitable; from March 2004 to August 2005, Vice President of AXA Financial and AXA Equitable and Compliance Officer of AXA Financial’s Funds Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President of AXA Financial and AXA Equitable; from February 2001 to May 2002, Compliance Officer of AXA Financial and AXA Equitable.

Brian E. Walsh 1290 Avenue of the Americas, New York, New York 10104 (39)	Chief Financial Officer and Treasurer	From June 2007 to present	From December 2002 to May 2007, Vice President and Assistant Treasurer of the Trust; from November 2001 to May 2007, Assistant Treasurer of the Trust; From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (45)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management, Inc.

William T. MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (31)	Vice President and Assistant Secretary	From June 2006 to present	From May 2007 to present, Assistant Vice President and Counsel of AXA Equitable; from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP; from September 2003 to February 2005, Contract Attorney, Prudential Financial, Inc.; from September 2000 to April 2002, Associate Attorney, Zack Kosnitzky, P.A.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (32)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Financial and AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Financial and AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable; and from June 1999 to November 2002, Senior Financial Analyst of AXA Equitable.

James D. Kelly 1290 Avenue of the Americas, New York, New York 10104 (38)	Controller	From June 2007 to present	From March 2006 to present, Assistant Vice President, AXA Financial and AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co., from July 2002 to June 2005, Director, Prudential Investments.

Carla Price 1290 Avenue of the Americas, New York, New York 10104 (30)	Assistant Treasurer	From December 2006 to present	From February 2004 to present, Assistant Vice President of AXA Financial and AXA Equitable; from January 2003 to February 2004 Mutual Fund Manager of AXA Financial and AXA Equitable; from October 2000 to January 2003 Senior Fund Administrator of AXA Financial and AXA Equitable.

David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (32)	Assistant AML Compliance Officer	From December 2005 to present	From August 2005 to present, Associate Compliance Officer of AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, AllianceBernstein L.P.; from January 1999 to April 2002, Business Analyst, AllianceBernstein L.P.

Judy Guhring 1290 Avenue of the Americas, New York, New York 10104 (35)	Assistant Secretary	From December 2005 to present	From August 2001 to present, Senior Legal Assistant of AXA Financial; from October 1995 to August 2001, Senior Paralegal of The Dreyfus Corporation.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available (i) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “Tools & Calculators” and click on “Proxy Voting” box under the “Investing Tools” column) and (ii) on the Securities and Exchange Commission’s website at http:// www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not required.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	The registrant’s code of ethics required by Item 2 – not required.

(a) (2)	Certifications required by Item 11(a) are filed herewith.

(a) (3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 11(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
August 31, 2007

/s/ Brian Walsh
Brian Walsh
Chief Financial Officer
August 31, 2007